UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687
Name of Registrant: Vanguard Municipal Bond Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2016
Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (0.4%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	14,310	17,552
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,242
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,188
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,817
Birmingham AL Special Care Facilities
Financing Authority Revenue (Ascension
Health Credit Group) PUT	1.500%	5/1/20	4,760	4,801
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	10,000	11,197
Houston County AL Health Care Authority
Revenue	5.000%	10/1/24	1,000	1,206
Houston County AL Health Care Authority
Revenue	5.000%	10/1/25	1,000	1,217
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,174
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,554
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	5,143
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,478
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,007
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,693
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,604
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,461
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.625%	10/2/18	10,000	10,137
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,517
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/22	600	714
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/22	1,000	1,189
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,417
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,715
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	3,751
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,073
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,010
				96,857
Alaska (0.4%)
Alaska GO	5.000%	8/1/22	5,590	6,769
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,709

Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,938
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	3,141
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	2,000	2,226
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/21	10,140	11,838
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/22	10,265	12,200
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/23	13,515	16,337
Alaska State International Airport Revenue	5.000%	10/1/23	500	623
Alaska State International Airport Revenue	5.000%	10/1/24	1,500	1,900
Anchorage AK GO	5.000%	9/1/21	2,000	2,386
Anchorage AK GO	5.000%	9/1/21	2,605	3,108
Anchorage AK GO	5.000%	9/1/21	1,000	1,193
Anchorage AK GO	5.000%	9/1/22	2,000	2,440
Anchorage AK GO	5.000%	9/1/22	1,665	2,032
1 Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,989
1 Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,300
1 Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/22	1,450	1,742
1 Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/23	4,150	5,073
North Slope Borough AK GO	5.000%	6/30/18	13,035	14,076
				97,020
Arizona (1.3%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/19	2,140	2,410
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/20	6,000	6,961
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/20	1,700	1,973
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	5,000	5,961
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	10,000	11,922
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	300	357
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	3,190	3,888
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	3,185	3,882
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	455	555
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	650	809
Arizona COP	5.000%	10/1/17	1,000	1,051
Arizona COP	5.000%	10/1/18	900	983
Arizona COP	4.000%	9/1/19	1,500	1,643
Arizona COP	5.000%	9/1/20	4,300	4,994
Arizona COP	5.000%	9/1/21	6,380	7,603
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,062

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,600	2,861
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	4,550	5,168
2 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.540%	8/5/16	5,500	5,500
3 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.290%	2/5/20	20,000	20,380
3 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.290%	2/5/20	5,000	5,095
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	680
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,168
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,199
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	979
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,631
Arizona School Facilities Board COP	5.000%	9/1/20	11,000	12,750
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	8,320
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/20	1,505	1,737
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/22	1,770	2,138
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	9,000	10,749
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,902
2 Arizona Transportation Board Highway Revenue
TOB VRDO	0.470%	8/5/16	7,260	7,260
2 Arizona Transportation Board Highway Revenue
TOB VRDO	0.470%	8/5/16	6,605	6,605
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19 (ETM)	530	601
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	1,470	1,669
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,826
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,996
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,212
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,201
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,439
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,755
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/18	3,220	3,423
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	4,108
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20	450	520
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	335	396
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	200	242
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	3,310	3,447

Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	2,000	2,386
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,775	2,167
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	17,055	19,830
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	12,360	14,768
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,537
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,287
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,573
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,124
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,250	8,855
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,674
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,047
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	4,978
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	178
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,746
Scottsdale AZ GO	5.000%	7/1/17	2,700	2,813
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,097
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,553
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	3,271
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,519
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,383
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,141
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	874
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,000	1,188
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,203
				290,203
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,225	4,922
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	5,450
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	854

Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/21	920	1,064
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	760	898
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/21	5,000	6,034
Baxter County AR Hospital Revenue	5.000%	9/1/20	780	884
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,316
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,171
Baxter County AR Hospital Revenue	5.000%	9/1/23	960	1,132
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,830
Jefferson County AR Pollution Control Revenue
(Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,097
				49,652
California (10.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,079
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,172
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,128
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	562
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (ETM)	10,000	9,990
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,000	1,136
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (ETM)	5,485	5,268
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	115	108
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	2,025
Antelope Valley-East Kern CA Water Agency
Revenue	4.000%	6/1/21	1,000	1,145
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,841
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.233%	8/1/17	28,500	28,531
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,030
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,082
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	13,500	13,628
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,200	15,558
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.140%	10/1/19	9,825	9,825
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	28,245
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.340%	5/1/23	4,000	3,998

3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.340%	5/1/23	28,500	28,483
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.460%	8/5/16	4,910	4,910
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,304
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,252
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,553
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/19	1,000	1,105
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/20	1,200	1,359
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	22,756
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	11,207
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	23,000	27,495
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	54,000	66,323
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,490	2,644
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17 (ETM)	10	11
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,360	1,503
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18 (ETM)	5	6
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	3,990	4,573
3 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.740%	12/1/17	32,250	32,151
California Economic Recovery GO	5.000%	7/1/17 (ETM)	15,090	15,721
California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	35,052
California Economic Recovery GO	5.000%	7/1/18 (ETM)	9,305	10,099
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.450%	8/5/16	6,310	6,310
California GO	5.000%	8/1/16	2,825	2,826
California GO	5.000%	10/1/16	1,225	1,235
California GO	5.000%	11/1/16 (2)	5,375	5,438
California GO	5.000%	12/1/16	2,500	2,539

California GO	6.000%	2/1/17 (2)	3,500	3,598
California GO	5.000%	3/1/17	3,755	3,854
3 California GO	1.190%	5/1/17	3,700	3,704
California GO	5.000%	9/1/17	4,250	4,458
California GO	5.000%	9/1/17	2,805	2,942
California GO	5.000%	10/1/17	20,000	21,053
California GO	5.000%	10/1/17	4,005	4,216
California GO	5.000%	9/1/18	32,260	35,230
California GO	5.000%	9/1/18	8,050	8,791
California GO	5.000%	10/1/18	34,000	37,251
California GO	5.000%	2/1/19	11,000	12,197
California GO	5.000%	9/1/19	19,000	21,515
California GO	5.000%	9/1/19	17,825	20,184
California GO	5.000%	2/1/20	44,500	51,001
California GO	5.000%	11/1/20	21,520	25,277
California GO	5.000%	12/1/20	25,475	30,006
California GO	5.000%	2/1/21	10,000	11,822
California GO	5.000%	10/1/21	28,000	33,709
California GO	5.000%	10/1/21	41,940	50,492
California GO	5.000%	11/1/21	49,440	59,641
California GO	5.000%	9/1/22	10,000	12,282
3 California GO PUT	0.990%	12/1/16	7,500	7,500
3 California GO PUT	1.026%	12/1/17	14,250	14,263
3 California GO PUT	0.890%	5/1/18	29,500	29,404
3 California GO PUT	1.156%	12/3/18	6,500	6,511
California GO PUT	4.000%	12/1/21	20,700	23,577
2 California GO TOB VRDO	0.520%	8/5/16 LOC	18,740	18,740
2 California GO TOB VRDO	0.620%	8/5/16 (4)LOC	16,750	16,750
2 California GO TOB VRDO	0.620%	8/5/16 (4)LOC	15,080	15,080
California GO VRDO	0.440%	8/5/16 LOC	3,300	3,300
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,701
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,140
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,269
3 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	2.240%	7/1/17	8,825	8,874
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,078
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,707
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/22	1,000	1,212
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	5,000	5,029
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/21	750	908
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,733
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.430%	8/5/16 LOC	17,645	17,645
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	20,200

California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	26,515
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,603
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	7,324
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,188
1 California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	6,007
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/22	1,000	1,226
3 California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) PUT	1.297%	11/1/20	20,000	20,211
2 California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) TOB VRDO	0.640%	8/5/16	6,670	6,670
3 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.097%	8/1/18	29,000	29,661
3 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.720%	4/3/17	8,500	8,492
3 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.720%	4/3/17	32,200	32,168
3 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.720%	4/1/18	30,000	29,832
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,145	1,169
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,568
3 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	0.940%	4/2/18	14,000	13,939
3 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.540%	11/1/16	5,000	5,000
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,188
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	9/1/17	4,500	4,671
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	6,125
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,700
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	11,501
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/18	5,790	6,312

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	2,017
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,301
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	18,612
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	1,690	1,975
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/19	5,600	6,271
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	6,013
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	5,510
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,400
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,348
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/20	1,240	1,449
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	2,922
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,365
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,457
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,157
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	1,000	1,056
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/18	11,710	12,442
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,073
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	3,827
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	1,200	1,316
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,742
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/19	7,755	8,553
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,750	3,125
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,273
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,508
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,343
California State University Systemwide Revenue	5.000%	11/1/17	5,505	5,818
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,399
California State University Systemwide Revenue	5.000%	11/1/21	8,525	10,343
California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,349
California State University Systemwide Revenue	5.000%	11/1/23	2,270	2,878
California State University Systemwide Revenue
PUT	4.000%	11/1/21	26,800	30,496

	California State University Systemwide Revenue
	PUT	4.000%	11/1/23	4,000	4,682
	California Statewide Communities Development
	Authority Pollution Control Revenue (Southern
	California Edison Co.) PUT	1.375%	4/2/18	45,200	45,635
2	California Statewide Communities Development
	Authority Revenue (Cottage Health System
	Obligated Group) TOB VRDO	0.590%	8/5/16	4,880	4,880
	California Statewide Communities Development
	Authority Revenue (Huntington Memorial
	Hospital)	5.000%	7/1/19	500	560
	California Statewide Communities Development
	Authority Revenue (Huntington Memorial
	Hospital)	5.000%	7/1/20	325	374
	California Statewide Communities Development
	Authority Revenue (Huntington Memorial
	Hospital)	5.000%	7/1/21	275	325
	California Statewide Communities Development
	Authority Revenue (Huntington Memorial
	Hospital)	5.000%	7/1/22	250	302
2	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente) TOB
	VRDO	0.640%	8/5/16	6,630	6,630
2	California Statewide Communities Development
	Authority Revenue (St. Joseph Health
	System) TOB VRDO	0.470%	8/5/16 (4)	39,400	39,400
	California Statewide Communities Development
	Authority Senior Living Health Facility
	Revenue (Los Angeles Jewish Home for the
	Aging)	2.500%	8/1/20	1,165	1,170
	California Statewide Communities Development
	Authority Senior Living Health Facility
	Revenue (Los Angeles Jewish Home for the
	Aging)	3.000%	8/1/21	2,600	2,614
	Capistrano CA Unified School District Special
	Tax Revenue	5.000%	9/1/20 (15)	4,810	5,413
	Chula Vista CA Industrial Development Revenue
	(San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,009
	Chula Vista CA Municipal Financing Authority
	Special Tax Revenue	5.000%	9/1/17	570	597
	Chula Vista CA Municipal Financing Authority
	Special Tax Revenue	5.000%	9/1/18	2,310	2,512
	Chula Vista CA Municipal Financing Authority
	Special Tax Revenue	5.000%	9/1/19	2,610	2,937
	Contra Costa CA Municipal Water District
	Revenue	5.000%	10/1/18	2,000	2,195
	Contra Costa CA Municipal Water District
	Revenue	5.000%	10/1/19	2,100	2,393
	Contra Costa CA Municipal Water District
	Revenue	5.000%	10/1/20	1,500	1,765
	Contra Costa CA Municipal Water District
	Revenue	5.000%	10/1/21	2,000	2,421
	East Bay CA Municipal Utility District Water
	System Revenue	5.000%	6/1/17	2,450	2,545
	East Bay CA Municipal Utility District Water
	System Revenue	5.000%	6/1/19	2,000	2,252
2,3 Eaton Vance California Municipal Bond Fund II		1.290%	7/1/19	8,250	8,250

Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,812
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	20,495	21,232
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	52,515	57,662
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,613
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,276
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,213
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	2,068
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/16	2,000	2,004
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/18	1,450	1,544
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/17	1,130	1,171
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18	1,745	1,900
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19	1,150	1,296
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20	1,045	1,211
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/21	1,250	1,486
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	719
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	357
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	850
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,716
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	35,795
Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	6,010
Los Angeles CA Community College District GO	5.000%	8/1/22	3,030	3,737
Los Angeles CA Community College District GO	3.000%	8/1/23	1,500	1,680
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/19	1,000	1,126
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/20	1,275	1,484
Los Angeles CA GO	5.000%	9/1/17	32,500	34,109
Los Angeles CA GO	5.000%	9/1/19	5,000	5,673
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	19,888
Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	14,885
Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	7,930
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	9,593
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	20,022
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	26,228
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	24,359
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	17,180
Los Angeles CA Unified School District GO	5.000%	7/1/22	16,340	20,090

Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	22,564
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,451
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,228
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	750	817
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,130
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	582
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,087
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/19	2,000	2,246
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/20	5,495	6,330
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/21 (4)	5,000	5,925
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/20	215	215
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	1,470	1,473
3 Metropolitan Water District of Southern
California Revenue PUT	0.820%	3/27/18	3,000	2,998
3 Metropolitan Water District of Southern
California Revenue PUT	0.820%	3/27/18	25,710	25,689
3 Metropolitan Water District of Southern
California Revenue PUT	0.820%	3/27/18	15,290	15,277
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	815
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	564
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,386
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	874
Northern California Gas Authority No. 1
Revenue	1.063%	7/1/19	12,815	12,612
Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.590%	8/5/16 LOC	35,500	35,500
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.500%	8/4/16 LOC	5,000	5,000
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,108
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,664
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,685
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,688
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,938
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,135
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,532

2 Riverside CA Electric Revenue TOB VRDO	0.470%	8/5/16	2,400	2,400
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	7,009
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	541
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/19	850	955
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,750	2,033
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.430%	8/5/16	25,620	25,620
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	50	53
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	7,816
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	850	923
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	600	677
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	5,446
2 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.470%	8/5/16	6,105	6,105
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,450	1,735
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,471
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	17,129
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	3.000%	8/1/16 (ETM)	285	285
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	3.000%	8/1/16	2,715	2,715
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	4.000%	8/1/17 (ETM)	230	238
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	4.000%	8/1/17	2,170	2,244
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18 (ETM)	340	370
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18	2,660	2,890
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/19	2,000	2,252
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20	1,500	1,742
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,385
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,232
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,201

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/17	1,000	1,040
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/18	1,000	1,084
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/19	1,000	1,126
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/20	1,000	1,163
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/21	500	597
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,207
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	593
South Orange County CA Public Financing
Authority Special Tax Revenue	3.000%	8/15/16	500	501
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,117
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/20	600	686
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,170
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,047
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	10,309
University of California Revenue	5.000%	5/15/17	2,250	2,332
University of California Revenue	5.000%	5/15/18	2,000	2,160
University of California Revenue	5.000%	5/15/19	4,435	4,977
University of California Revenue	5.000%	5/15/21	2,725	3,262
University of California Revenue	5.000%	5/15/21	8,250	9,866
University of California Revenue PUT	1.400%	5/15/21	12,700	12,916
2 University of California Revenue TOB VRDO	0.470%	8/5/16	7,030	7,030
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16 (ETM)	2,750	2,756
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,325	2,359
				2,351,527
Colorado (1.3%)
Adams County CO COP	5.000%	12/1/21	1,000	1,197
Adams County CO COP	5.000%	12/1/22	1,250	1,526
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	397
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	264
Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	250	316
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,366
Colorado Education Loan Program Revenue	2.000%	6/29/17	42,200	42,766
Colorado Education Loan Program Revenue	5.000%	6/29/17	19,100	19,879
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	2,500	2,844
Colorado General Fund Revenue	2.000%	6/27/17	35,000	35,441

Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	27,000	33,300
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,227
3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.567%	11/12/20	5,000	4,979
3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.567%	11/12/20	7,500	7,467
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.590%	8/5/16	10,000	10,000
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.620%	8/5/16	16,665	16,665
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/20	1,320	1,542
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/21	1,655	1,984
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/22	680	832
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/22	1,350	1,652
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/19	625	673
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,331
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/20	1,000	1,087
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/21	2,000	2,300
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/22	2,300	2,690
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/23	2,000	2,371
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	8,069
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	3,785
2 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.470%	8/5/16	5,700	5,700
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,263
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,221
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,199
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,420
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,534
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,490
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (ETM)	2,555	2,800
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	5,000	4,998

E-470 Public Highway Authority Colorado
Revenue	3.000%	9/1/16	100	100
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/17 (14)	500	522
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/19	1,545	1,738
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,875
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/20	1,000	1,155
3 E-470 Public Highway Authority Colorado
Revenue PUT	1.620%	8/31/17	7,500	7,485
3 E-470 Public Highway Authority Colorado
Revenue PUT	2.190%	9/1/17 (14)	7,000	7,014
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,171
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/22	1,250	1,496
Regional Transportation District of Colorado
COP	5.000%	6/1/21	2,785	3,216
Regional Transportation District of Colorado
COP	5.000%	6/1/22	2,000	2,302
2 Regional Transportation District of Colorado
COP TOB VRDO	0.570%	8/5/16 LOC	8,000	8,000
4 Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	22,762
University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,164
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	2,811
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,124
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,306
				309,461
Connecticut (2.5%)
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	8,363
Bridgeport CT GO	5.000%	8/15/22	5,635	6,718
Bridgeport CT GO	5.000%	8/15/23 (4)	1,110	1,334
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,964
Connecticut GO	0.540%	8/5/16	12,735	12,735
Connecticut GO	0.540%	8/5/16	15,825	15,825
Connecticut GO	0.680%	8/5/16	13,315	13,315
3 Connecticut GO	1.030%	8/15/16	4,500	4,501
3 Connecticut GO	0.870%	9/15/16	3,000	3,001
Connecticut GO	5.000%	12/1/16 (Prere.)	15,000	15,232
Connecticut GO	5.000%	4/1/17	1,165	1,200
3 Connecticut GO	1.210%	5/15/17	23,000	23,051
Connecticut GO	5.000%	7/15/17	5,000	5,214
3 Connecticut GO	0.960%	9/15/17	1,750	1,751
3 Connecticut GO	0.790%	1/1/18	4,905	4,892
3 Connecticut GO	0.860%	3/1/18	2,500	2,491
3 Connecticut GO	1.320%	4/15/18	6,750	6,760
Connecticut GO	5.000%	6/1/18	14,955	16,107
Connecticut GO	5.000%	7/15/18	10,000	10,819
3 Connecticut GO	1.320%	8/15/18	3,000	3,003
Connecticut GO	5.000%	11/1/18	1,000	1,093

3 Connecticut GO	0.930%	3/1/19	2,300	2,289
3 Connecticut GO	0.990%	3/1/19	2,000	1,994
3 Connecticut GO	1.540%	4/15/19	6,000	6,035
3 Connecticut GO	1.540%	5/15/19	5,000	5,030
Connecticut GO	5.000%	6/1/19	34,265	38,139
3 Connecticut GO	1.360%	9/15/19	4,000	4,029
3 Connecticut GO	1.090%	3/1/20	7,500	7,444
Connecticut GO	5.000%	6/15/20	17,975	20,611
Connecticut GO	5.000%	12/15/20	5,865	6,814
Connecticut GO	5.000%	3/15/21	7,035	8,214
Connecticut GO	5.000%	11/15/21	7,075	8,405
Connecticut GO	5.000%	11/15/21	10,000	11,880
Connecticut GO	5.000%	3/15/22	9,620	11,474
Connecticut GO	5.000%	11/15/22	12,500	15,114
3 Connecticut GO PUT	1.090%	9/15/17	7,150	7,168
3 Connecticut GO PUT	1.790%	3/1/18	17,500	17,500
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,170
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,775
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,766
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/21	850	1,003
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,250	1,499
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/23	1,950	2,375
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,865	2,979
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,727
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,068
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	20,067
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	28,000	28,392
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	2,000	2,008
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	21,950	22,026
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	10,550	10,586
3 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	0.863%	7/1/19	15,000	15,000
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,680	2,881
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	8,020	8,764
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	5,570	5,884
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	3.500%	11/15/45	12,290	13,180
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/45	12,610	13,782

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/17	5,000	5,097
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	1,475	1,619
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	5,603
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	4,085	4,767
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	11,340	13,531
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/20	200	233
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/22	400	488
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,321
University of Connecticut GO	5.000%	2/15/22	10,250	12,276
University of Connecticut GO	5.000%	2/15/22	2,940	3,521
				590,897
Delaware (0.3%)
Delaware GO	5.000%	7/1/17	5,250	5,470
Delaware GO	5.000%	10/1/18	3,540	3,883
Delaware GO	5.000%	7/1/21	15,510	18,615
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/18	6,155	6,532
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/19	3,760	4,143
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	225	256
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	2,575	2,932
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	250	293
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	2,295	2,687
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	325	390
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	3,000	3,591
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/21	335	400
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/22	2,500	3,055
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/23	3,295	4,112
New Castle County DE GO	5.000%	10/1/21	7,575	9,158
New Castle County DE GO	5.000%	10/1/22	7,995	9,903
				75,420
District of Columbia (0.3%)
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/20	1,000	1,157
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/22	1,700	2,068
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/23	1,350	1,676

3 District of Columbia Income Tax Revenue	0.740%	12/1/17	11,275	11,241
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,061
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,785
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,714
2 District of Columbia Income Tax Revenue TOB
VRDO	0.470%	8/5/16	6,200	6,200
2 District of Columbia Income Tax Revenue TOB
VRDO	0.470%	8/5/16	7,425	7,425
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/21	1,000	1,174
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/22	1,885	2,258
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/23	1,965	2,397
2 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.470%	8/5/16	3,980	3,980
Metropolitan Washington DC Transit Authority
Revenue	5.000%	7/1/18	12,500	13,539
Metropolitan Washington DC Transit Authority
Revenue	4.000%	7/1/19	8,000	8,500
				75,175
Florida (3.8%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,409
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/20	500	568
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,167
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,192
Broward County FL Airport System Revenue	5.000%	10/1/16	700	706
Broward County FL Airport System Revenue	5.000%	10/1/19	500	566
Broward County FL Airport System Revenue	5.000%	10/1/19	750	848
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,234
Broward County FL Airport System Revenue	5.000%	10/1/21	480	574
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,755
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,118
2 Broward County FL Water and Sewer Utility
Revenue TOB VRDO	0.470%	8/5/16	5,665	5,665
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	55,224
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/17 (ETM)	1,100	1,129
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	19,000	19,739
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,464
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	29,750	35,400
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	36,749
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	39,615
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,362
Duval County FL School Board COP	5.000%	7/1/20	750	866

Duval County FL School Board COP	5.000%	7/1/21	1,020	1,208
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,245
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,572
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/21	225	268
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/22	300	365
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/23	275	341
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,604
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	14,223
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	12,157
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	3,910
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	16,340	18,952
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	17,140	20,439
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	14,480	17,678
2 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.470%	8/5/16	8,000	8,000
2 Florida Board of Education Public Education GO
TOB VRDO	0.470%	8/5/16	7,570	7,570
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	9,297
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	10,126
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	580
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,000	8,316
Florida Municipal Power Agency Revenue	5.000%	10/1/21	850	1,010
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,450	1,758
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,000	9,700
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	11,115
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,315
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	3,166
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,254
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,893
Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	8,322
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	10,498
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,921
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	825	916
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	765	874
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	1,195	1,398
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	350	409
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/22	1,000	1,194

Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	775	939
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,027
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,406
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,524
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/21	8,705	10,406
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/20 (4)	2,200	2,550
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/21 (4)	1,700	2,018
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/22 (4)	1,500	1,817
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,768
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,591
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,351
Jacksonville FL Capital Project Revenue VRDO	0.470%	8/5/16 LOC	6,500	6,500
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	1,500	1,512
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	4,712
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,052
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,600	1,863
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/16	15,000	15,119
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/18	1,200	1,314
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,194
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/16 (4)	3,750	3,781
3 Lakeland FL Energy System Revenue	1.190%	10/1/17	10,000	10,006
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	6,127
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,928
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,381
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	750	858
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	1,220	1,420
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,864
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	599
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/16	400	404
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	325	338

Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	410
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,188
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,853
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	460
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,340
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,184
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/18	2,000	2,164
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/19	1,900	2,131
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	1,500	1,733
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	2,525	2,918
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	2,250	2,661
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	1,000	1,186
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/22	625	755
Miami-Dade County FL GO	5.000%	7/1/22	10,260	12,476
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/19	1,000	1,115
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/20	2,180	2,417
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/21	1,300	1,530
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/22	1,400	1,681
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/23	1,000	1,222
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	917
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,111
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,264
Miami-Dade County FL School Board COP	5.000%	2/1/23	9,290	11,204
2 Miami-Dade County FL School Board COP TOB
VRDO	0.520%	8/5/16 (12)	26,500	26,500
Miami-Dade County FL Seaport Revenue VRDO	0.460%	8/5/16 LOC	11,400	11,400
1 Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/23	9,340	11,452
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/17	1,110	1,155
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19	1,250	1,402
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (12)	2,000	2,246

2 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.540%	8/5/16 (4)	13,995	13,995
2 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.540%	8/5/16 (4)	11,735	11,735
2 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.560%	8/5/16	8,505	8,505
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,250	1,260
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	6,261
Orange County FL School Board COP	5.000%	8/1/16	700	700
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,567
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,522
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,991
Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	16,387
Orange County FL Tourist Development
Revenue	5.000%	10/1/20	2,525	2,939
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	2,000	2,081
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	4,690	4,879
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	2,785	3,014
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	9,000	9,739
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	3,770	4,231
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	10,725	12,037
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	5,130
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,270
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,500	1,865
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,355
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	5,292
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,157
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	6,240
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	796
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/19	1,000	1,083
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/20	850	971
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/21	1,165	1,360
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/18	635	668

Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	2,740	3,022
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,692
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	750	863
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	2,181
2 Palm Beach County FL School Board COP TOB
VRDO	0.500%	8/5/16	6,100	6,100
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,156
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,156
Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	866
Reedy Creek FL Improvement District GO	5.000%	6/1/22	400	485
Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,175	1,454
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/18	750	816
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/21	1,500	1,797
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,031
South Florida Water Management District COP	5.000%	10/1/21	1,750	2,094
South Florida Water Management District COP	5.000%	10/1/22	2,000	2,442
South Florida Water Management District COP	5.000%	10/1/23	3,000	3,726
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,316
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,390	2,691
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,360	2,658
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	2,830	3,280
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	1,185	1,374
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	2,090	2,485
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	1,500	1,784
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/22	1,510	1,806
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/23	390	474
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,900
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/16	3,000	3,040
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,709
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,938

Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,207
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/16	4,515	4,551
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/17	4,505	4,739
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,320
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	2,131
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/22	3,425	3,991
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/23	755	916
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,449
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,739
Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	535
Volusia County FL School Board COP	5.000%	8/1/22 (15)	750	911
				893,243
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,520	2,678
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,033
Atlanta GA Airport Revenue	5.000%	1/1/18	500	531
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,850
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,376
Atlanta GA Airport Revenue	5.000%	1/1/21	750	879
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	9,495
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,000	2,406
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	3,076
3 Atlanta GA Water & Wastewater Revenue PUT	1.832%	11/1/18	47,300	48,068
2 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.540%	8/5/16	9,995	9,995
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,324
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,099
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,162
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,326
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.300%	5/3/18	5,000	5,028
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,720
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,293

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,603
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,293
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.350%	12/11/20	6,800	7,095
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	15,182
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,445
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	473
Cherokee County GA Board of Education GO	5.000%	2/1/22	1,000	1,209
Cherokee County GA Board of Education GO	5.000%	8/1/22	3,000	3,671
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	989
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,285
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,069
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,250	1,336
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	277
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	400
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,063
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,121
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,717
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,211
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,096
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,137
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,478
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,464
2 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.470%	8/5/16	11,415	11,415
3 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	1.390%	2/18/20	17,575	17,554
Georgia GO	5.000%	10/1/16	1,910	1,925
Georgia GO	5.000%	7/1/17	2,840	2,959
Georgia GO	5.000%	7/1/17	13,695	14,268
Georgia GO	5.000%	7/1/18	2,340	2,540
Georgia GO	4.000%	11/1/18	11,000	11,852
Georgia GO	5.000%	12/1/18	7,800	8,606
Georgia GO	5.000%	9/1/20	10,100	11,831
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	4.000%	6/1/44	3,720	3,959
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,400	1,427

Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	3,600	3,825
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,104
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	855
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	10,000	12,012
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,656
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,600	4,191
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,400	5,354
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	28,819
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,048
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	20,021
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/21	2,500	2,942
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/22	2,500	3,002
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,665
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,149
Gwinnett County GA School District GO	5.000%	2/1/22	25,000	30,435
Gwinnett County GA School District GO	5.000%	8/1/22	13,000	16,029
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,752
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	4,723
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	5,350	5,468
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	7,140	7,313
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	1,885	1,998
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	7,125	7,519
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,160	1,255
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	2,330	2,650
3 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.720%	7/1/17	18,000	17,983
3 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.740%	7/1/17	17,500	17,501
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,051
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.350%	12/11/20	9,500	9,912
Municipal Electric Authority Georgia Revenue	5.750%	7/1/18 (Prere.)	2,970	3,263
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	1,045	1,148
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,000	2,280
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	23,825	27,161
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,650	1,934
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	5,465	6,562
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	1,735	2,083

Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	1,510	1,849
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,500	3,061
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,702
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,583
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,371
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	8,319
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.400%	8/5/16 LOC	26,580	26,580
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/18	2,000	2,185
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/19	1,500	1,697
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/20	1,000	1,164
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/21	1,500	1,789
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/22	1,000	1,217
				635,469
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	842
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,285
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,738
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	1,000	1,133
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/20	600	685
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/21	1,390	1,621
Guam Power Authority Revenue	5.000%	10/1/18	475	515
Guam Power Authority Revenue	5.000%	10/1/20	520	594
				8,413
Hawaii (1.0%)
Hawaii County HI GO	5.000%	9/1/22	1,330	1,633
Hawaii County HI GO	5.000%	9/1/22	1,275	1,565
Hawaii County HI GO	5.000%	9/1/23	1,785	2,237
Hawaii County HI GO	5.000%	9/1/23	1,395	1,748
Hawaii County HI GO	5.000%	9/1/23	1,200	1,504
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	0.890%	2/24/17 (12)	4,860	4,860
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	0.890%	2/24/17	2,510	2,510
Hawaii GO	5.000%	12/1/18	17,250	19,005
Hawaii GO	5.000%	6/1/19	6,960	7,809
Hawaii GO	5.000%	6/1/19	2,370	2,659
Hawaii GO	5.000%	8/1/19	3,735	4,216
Hawaii GO	5.000%	8/1/19	3,500	3,951
Hawaii GO	5.000%	11/1/19	11,960	13,621

Hawaii GO	5.000%	11/1/19	40,725	46,380
Hawaii GO	5.000%	12/1/19	5,000	5,711
Hawaii GO	5.000%	8/1/20	13,905	16,183
Hawaii GO	5.000%	8/1/20	10,985	12,784
Hawaii GO	5.000%	8/1/21	7,000	8,374
Hawaii GO	5.000%	8/1/21	7,610	9,112
Hawaii GO	5.000%	8/1/22	2,500	3,063
Hawaii GO	5.000%	8/1/22	6,000	7,351
Hawaii GO	5.000%	10/1/22	9,000	11,069
Hawaii GO	5.000%	10/1/22	7,000	8,609
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,188
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,144
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,316
Honolulu HI City & County GO	5.000%	8/1/18	2,715	2,953
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,391
Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,829
Honolulu HI City & County GO	5.000%	10/1/21	3,620	4,356
Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,805
Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,713
				226,649
Idaho (0.1%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/20	5,000	5,847
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/21	2,000	2,400
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/22	2,000	2,449
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/23	4,400	5,496
				16,192
Illinois (4.0%)
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,487
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,703
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,269
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,207
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,080
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,073
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,362
Chicago IL Board of Education GO	7.000%	12/1/26	10,000	10,589
3 Chicago IL Board of Education GO PUT	4.440%	3/1/17	10,000	9,933
Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,686
Chicago IL GO	5.000%	1/1/22	15,000	15,829
Chicago IL GO	5.000%	1/1/23	18,500	19,495
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,490
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	4,470	5,354
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	5,105	6,115
2 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.540%	8/5/16	17,600	17,600
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,363
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	7,638
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	750	764
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,628
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	2,050	2,165

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,250	1,325
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,420	1,549
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,100
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	4,175	4,872
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	500	583
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	9,700	11,584
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,125	1,344
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	7,000	8,523
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,100	1,339
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	10,445	12,937
2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.590%	8/5/16 (4)	21,135	21,135
2 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.640%	8/5/16	31,665	31,665
2 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.640%	8/5/16	22,895	22,895
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,133
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,000	2,309
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,000	2,338
Chicago IL Water Revenue	5.000%	11/1/18	675	731
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,055
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,090
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,770
Cook County IL GO	5.000%	11/15/18	2,000	2,170
Cook County IL GO	5.000%	11/15/19	1,500	1,673
Cook County IL GO	5.000%	11/15/20	1,500	1,708
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	5,000	5,099
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,208
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/19	1,000	1,125
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/21	2,000	2,381
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/22	1,000	1,216
Illinois Finance Authority Revenue (Advocate
Health Care Network)	1.375%	11/15/22	3,500	3,509
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.740%	2/24/17	5,750	5,750
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	26,795	29,804
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	1/15/20	5,850	6,639
2 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.470%	8/5/16	14,840	14,840
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	3,275	3,382
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,565
2 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.560%	8/5/16 (12)	7,200	7,200
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	251
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,220

Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	500	564
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,314
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/21	975	1,122
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,279
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,343
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	4,726
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,842
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/22	5,000	6,023
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/20	1,035	1,186
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/22	2,380	2,841
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/20	2,560	2,958
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/21	1,100	1,301
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	1,925	2,296
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/22	1,535	1,851
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,584
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/21	1,200	1,398
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/22	1,600	1,897
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/23	1,400	1,690
3 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT	1.677%	5/1/21	2,500	2,520
1 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,435
1 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/22	4,000	4,564
1 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/23	5,000	5,771
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	564
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/20	1,000	1,162
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/21	1,000	1,192
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/22	1,000	1,215
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/22	1,000	1,172
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,169

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	1,975
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	8,154
2 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.490%	8/5/16	30,825	30,825
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,395	2,399
Illinois GO	5.500%	8/1/17 (14)	1,425	1,489
Illinois GO	5.000%	4/1/18	2,500	2,643
Illinois GO	5.000%	5/1/18	8,000	8,480
Illinois GO	5.000%	8/1/18	22,000	23,484
Illinois GO	5.250%	1/1/19	8,060	8,700
Illinois GO	5.000%	2/1/19	875	941
Illinois GO	5.000%	8/1/19	26,625	28,889
Illinois GO	5.000%	2/1/20	3,000	3,282
Illinois GO	5.000%	3/1/20	10,115	11,076
Illinois GO	5.000%	4/1/20	2,000	2,192
Illinois GO	5.000%	5/1/20	24,500	26,866
Illinois GO	5.000%	7/1/20	12,500	13,724
Illinois GO	5.000%	8/1/20 (4)	6,500	7,333
Illinois GO	5.000%	1/1/21 (4)	8,425	9,295
Illinois GO	5.000%	2/1/21	4,100	4,529
Illinois GO	5.000%	4/1/21	8,500	9,416
Illinois GO	5.000%	5/1/21	17,000	18,856
Illinois GO	5.000%	1/1/23	19,200	21,667
Illinois GO	5.000%	1/1/24	19,200	21,847
Illinois Housing Development Authority Multi-
Family Housing Revenue (J. Michael
Fitzgerald Apartments Project) PUT	0.900%	1/1/18	5,125	5,135
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	15,883
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	17,288
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,877
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,688
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,101
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	22,832
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,689
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	23,359
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,846
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,949
2 Illinois Toll Highway Authority Revenue TOB
VRDO	0.480%	8/5/16	10,435	10,435
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	17,875	18,167
Lake County IL Community High School District
No. 117 GO	0.000%	12/1/17 (14)	5,155	5,054
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,765
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,519
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	14,856
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,500	2,577
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	9,580	9,914
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,012

Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,599
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,110
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/21	615	711
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/23	645	767
Springfield IL Electric Revenue	5.000%	3/1/18	2,000	2,130
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,206
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,327
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,776
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	6,057
Springfield IL Electric Revenue	5.000%	3/1/24	4,465	5,498
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	4.000%	1/1/22	450	454
				938,469
Indiana (1.3%)
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/21	200	237
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/22	250	303
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/23	250	309
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/21 (15)	3,155	3,654
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/22 (15)	3,370	3,981
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/23 (15)	3,535	4,237
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	4,856
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	56
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,035
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,606
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/22	1,500	1,821
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.420%	8/5/16 LOC	38,495	38,495
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	982
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,169
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,555
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,172
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,100	1,286

Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	3,009
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	7,000	8,600
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/23	5,200	6,500
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,834
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	4,800
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	4,100
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	4,015
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/18	825	879
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/19	1,000	1,101
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,476
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/23	750	886
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	7,802
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,090
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/19	335	378
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	375	436
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	840	977
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	380	453
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	2,003
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,216
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	10,091
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17 (Prere.)	35	35
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	6,965	6,996
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	4.000%	8/1/17	8,570	8,851
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	2,500	2,507
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	5,000	5,047

Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,596
Indiana Transportation Finance Authority
Revenue	5.500%	12/1/22 (14)	16,640	20,901
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,045
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,081
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,352
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,683
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	4,174
Indiana University Student Fee Revenue	5.000%	6/1/22	3,000	3,663
2 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.590%	8/5/16	23,935	23,935
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	953
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	577
Purdue University Indiana University COP	5.000%	7/1/21	2,290	2,733
Purdue University Indiana University COP	5.000%	7/1/22	2,290	2,793
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,042
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	4.000%	1/1/17	1,890	1,916
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,141
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,510
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	1,025
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,555
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/17	3,455	3,494
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/17	3,520	3,606
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/18	3,590	3,724
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/18	3,665	3,847
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	3,967
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,183
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,379
2 Zionsville IN Community Schools Building Corp.
Revenue TOB VRDO	0.570%	8/5/16 (4)LOC	5,350	5,350
				310,061
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,243
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/19	4,075	4,563
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	26,290	27,309
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	7,500	7,799
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	11,272
Iowa Finance Authority Revenue	5.000%	8/1/22	10,000	12,284

Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,361
Iowa Special Obligation Revenue	5.000%	6/15/21	1,820	2,164
Iowa Special Obligation Revenue	5.000%	6/15/22	3,740	4,544
Iowa Special Obligation Revenue	5.000%	6/15/23	4,820	5,977
1 Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	372
1 Xenia IA Rural Water District Revenue	5.000%	12/1/22	335	395
				84,283
Kansas (0.4%)
3 Kansas Department of Transportation Highway
Revenue	0.553%	9/1/17	4,000	3,989
3 Kansas Department of Transportation Highway
Revenue	0.633%	9/1/18	3,500	3,480
3 Kansas Department of Transportation Highway
Revenue	0.713%	9/1/19	3,000	2,978
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,025
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,104
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,271
Kansas Development Finance Authority
Revenue	5.000%	5/1/21	17,635	20,834
Kansas Development Finance Authority
Revenue	5.000%	4/1/22	3,765	4,507
Kansas Development Finance Authority
Revenue	5.000%	5/1/22	17,565	21,140
Kansas Development Finance Authority
Revenue	5.000%	5/1/24	16,250	20,119
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17 (ETM)	4,920	5,013
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	750	764
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,608
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,195
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,472
1 Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,271
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	563
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/20	1,565	1,814
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	909
				97,056
Kentucky (0.7%)
3 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	2.190%	2/1/17	11,170	11,176

Kenton County KY Airport Revenue	5.000%	1/1/20	700	795
Kenton County KY Airport Revenue	5.000%	1/1/21	700	815
Kenton County KY Airport Revenue	5.000%	1/1/22	750	894
Kenton County KY Airport Revenue	5.000%	1/1/23	500	604
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,713
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/21	1,000	1,184
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/22	750	908
3 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	1.217%	2/1/20	25,000	24,733
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/20 (14)	6,000	6,855
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/21 (14)	6,025	7,027
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/22 (14)	2,500	2,956
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	6,151
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	5,402
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	15,840	18,651
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	4,510	5,410
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	15,060	18,065
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	27,800	28,818
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	2,704
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.150%	6/1/17	5,000	5,012
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.600%	6/1/17	9,500	9,559
1 Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/20	600	693
1 Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	3.000%	10/1/21	1,000	1,081
1 Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/22	1,750	2,108
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16 (ETM)	990	990

Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,170
				166,474
Louisiana (1.0%)
DeSoto Parish LA Pollution Control Revenue
(Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,634
3 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	0.827%	8/1/18	24,005	23,812
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,104
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,332
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,155
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,000	1,177
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	2,000	2,398
2 Louisiana BAN TOB VRDO	0.390%	8/1/16 LOC	22,000	22,000
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	8,000	9,158
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,903
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	4,000	4,823
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.797%	5/1/17	55,500	55,518
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.797%	5/1/18	12,500	12,478
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.877%	5/1/18	8,000	7,985
Louisiana GO	5.000%	8/1/16	5,000	5,001
Louisiana GO	5.000%	5/1/22	10,320	12,351
Louisiana GO	5.000%	5/1/22	2,800	3,351
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,432
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,120
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,528
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,303
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	815	850
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,173
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/20	310	344
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	530
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	421
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/18	1,050	1,135
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/19	1,250	1,398
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,267
New Orleans LA GO	5.000%	12/1/18	4,065	4,452
New Orleans LA GO	5.000%	12/1/20	1,400	1,621
New Orleans LA GO	5.000%	12/1/21	1,200	1,415
New Orleans LA GO	5.000%	12/1/22	700	841
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	538
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	557
New Orleans LA Sewage Service Revenue	5.000%	6/1/21	300	352

New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,900
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	350	417
New Orleans LA Sewage Service Revenue	5.000%	6/1/23	350	424
New Orleans LA Water Revenue	5.000%	12/1/20	400	462
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,797
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	9,220	10,257
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,755
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	8,375	9,444
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/22	1,000	1,172
				237,085
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	12,485
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/21	3,930	4,654
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/22	1,425	1,722
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/23	3,275	4,032
Maine Municipal Bond Bank Infrastructure
Revenue (TransCap Project)	5.000%	9/1/16	4,225	4,242
				27,135
Maryland (3.4%)
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,946
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,768
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,850
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,801
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,806
Anne Arundel County MD GO	5.000%	10/1/22	2,520	3,120
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,932
Anne Arundel County MD GO	5.000%	10/1/23	2,485	3,142
Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,906
Anne Arundel County MD GO	5.000%	10/1/23	1,455	1,840
Baltimore County MD GO	5.000%	2/1/18	2,900	3,096
Baltimore County MD GO	5.000%	2/1/18	9,000	9,607
Baltimore County MD GO	5.000%	2/1/20	2,100	2,414
Baltimore County MD GO	5.000%	10/15/21	10,400	12,518
Baltimore County MD GO	5.000%	2/1/23	6,950	8,437
Baltimore County MD GO	5.000%	8/1/23	3,700	4,646
Baltimore County MD GO	5.000%	8/1/25	3,000	3,684
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/17	500	527
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,500
1 Calvert County MD GO	5.000%	7/1/22	4,855	5,972
Howard County MD GO	5.000%	2/15/17	3,450	3,536
Howard County MD GO	5.000%	2/15/18	3,895	4,164
Howard County MD GO	5.000%	2/15/19	3,830	4,258
Howard County MD GO	5.000%	8/15/19	5,000	5,662
Howard County MD GO	5.000%	2/15/20	4,475	5,150
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,250	3,505

Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	15,689
Maryland Department of Transportation
Revenue	5.000%	12/1/20	15,495	18,292
Maryland Department of Transportation
Revenue	5.000%	12/15/21	7,920	9,614
Maryland Department of Transportation
Revenue	5.000%	2/15/22	38,965	47,436
Maryland Department of Transportation
Revenue	5.000%	12/15/22	11,255	13,986
Maryland Department of Transportation
Revenue	4.000%	12/15/24	17,620	21,057
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	9,108
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/20 (4)	620	690
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/21 (4)	700	795
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/22 (4)	1,200	1,382
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/23 (4)	1,350	1,575
Maryland GO	5.000%	11/1/16	15,350	15,531
Maryland GO	5.000%	8/1/17	5,000	5,228
Maryland GO	5.000%	8/1/17	5,070	5,301
Maryland GO	5.000%	8/1/17	26,445	27,650
Maryland GO	5.000%	8/1/17	8,495	8,882
4 Maryland GO	5.000%	8/15/17 (Prere.)	2,795	2,926
Maryland GO	5.000%	3/1/18	1,150	1,232
Maryland GO	5.250%	3/1/18	2,400	2,580
Maryland GO	5.000%	8/1/18	28,795	31,362
Maryland GO	5.000%	8/1/18	24,160	26,314
Maryland GO	5.000%	11/1/18	2,525	2,777
4 Maryland GO	5.000%	8/1/19 (Prere.)	28,995	32,708
Maryland GO	5.000%	11/1/19	4,265	4,866
Maryland GO	4.500%	8/1/20	4,215	4,840
4 Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,443
Maryland GO	4.000%	8/1/21	20,000	23,049
Maryland GO	5.000%	8/1/21	30,000	36,088
Maryland GO	5.000%	8/1/22	10,000	12,330
Maryland GO	5.000%	8/1/22	4,430	5,462
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/18	835	889
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	930
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,160

3 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.143%	11/15/17	19,555	19,561
3 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.143%	11/15/17	5,895	5,897
3 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.893%	5/15/18	4,900	4,897
3 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.913%	5/15/18	9,500	9,498
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,196
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/17	1,500	1,567
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/18	1,400	1,520
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,576
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,521
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	2,132
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,618
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	4.000%	7/1/20	1,000	1,111
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/21	650	765
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/22	500	598
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/23	1,220	1,475
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/21	2,220	2,650
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/19	2,500	2,798
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,637
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	8,365
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	6,046
2 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.540%	8/5/16 (4)	5,000	5,000

Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/22	12,350	15,000
Montgomery County MD GO	5.000%	11/1/16	4,730	4,786
Montgomery County MD GO	5.000%	8/1/17	12,100	12,651
Montgomery County MD GO	5.000%	11/1/17	4,800	5,072
Montgomery County MD GO	5.000%	7/1/18	3,400	3,691
Montgomery County MD GO	5.000%	7/1/18	32,050	34,793
Montgomery County MD GO	5.000%	8/1/18	2,000	2,178
Montgomery County MD GO	5.000%	11/1/19	2,840	3,240
Montgomery County MD GO	5.000%	11/1/21	22,680	27,442
Montgomery County MD GO	5.000%	12/1/21	10,000	12,127
Montgomery County MD GO	5.000%	12/1/22	8,650	10,739
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/21	14,705	16,910
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/22	15,290	17,908
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,152
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,735	2,959
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	5,000	5,811
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/21	4,695	5,621
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	3.875%	7/1/19	1,060	1,087
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	4.375%	7/1/21	5,675	5,908
				795,462
Massachusetts (4.0%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,357
4 Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	10,834
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.540%	8/5/16	19,854	19,853
Massachusetts College Building Authority
Revenue	5.000%	5/1/20	3,000	3,465
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,531
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,993
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,351
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,361
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17 (ETM)	1,025	1,067
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17	1,035	1,073
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	471
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18	440	472
3 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.990%	9/30/16	11,000	11,001

2 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	0.560%	8/5/16 LOC	11,630	11,630
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,765
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,000	5,926
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	3,270	3,876
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,998
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	3,385	4,087
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	3,193
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	7,354
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	42,730	42,796
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/19	1,540	1,688
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20	1,030	1,162
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/21	1,180	1,361
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	1,265	1,488
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	1,835	2,193
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	930
3 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.990%	1/30/18	8,790	8,789
3 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.920%	1/29/20	5,500	5,389
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/17	1,000	1,036
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/18	1,025	1,090
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/19	1,080	1,171
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/20	1,105	1,219
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/21	1,095	1,225
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/22	1,165	1,318
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	500	587
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	600	718

Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,352
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,227
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,751
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,688
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	897
3 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.720%	7/1/17	14,860	14,855
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	1,000	1,128
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,808
Massachusetts GO	5.000%	10/1/16	6,800	6,854
3 Massachusetts GO	0.780%	1/1/17	11,750	11,750
3 Massachusetts GO	0.560%	2/1/17	59,460	59,460
3 Massachusetts GO	0.800%	2/1/17	7,500	7,501
Massachusetts GO	5.000%	10/1/17	27,000	28,439
Massachusetts GO	5.500%	11/1/17	2,100	2,233
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,474
3 Massachusetts GO	0.870%	1/1/18	10,000	10,004
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,534
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,197
Massachusetts GO	5.000%	10/1/18	30,000	32,872
Massachusetts GO	5.500%	10/1/18	4,955	5,483
Massachusetts GO	5.500%	10/1/18 (4)	10,200	11,286
Massachusetts GO	5.000%	12/1/18	30,000	33,081
Massachusetts GO	5.500%	12/1/19 (14)	9,160	10,617
Massachusetts GO	5.000%	4/1/20	45,000	51,870
Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	11,599
Massachusetts GO	5.000%	8/1/20	33,155	38,619
Massachusetts GO	5.000%	8/1/21	40,500	48,587
Massachusetts GO	5.000%	7/1/22	3,235	3,958
Massachusetts GO	5.000%	11/1/23	10,000	12,281
Massachusetts GO	5.000%	10/1/24	7,860	9,429
Massachusetts GO	5.000%	11/1/24	3,500	4,296
Massachusetts GO	5.000%	7/1/25	14,955	18,123
Massachusetts GO	5.000%	7/1/26	7,020	8,496
Massachusetts GO PUT	1.050%	8/5/16	16,500	16,500
3 Massachusetts GO PUT	0.740%	8/1/17	20,000	19,989
2 Massachusetts GO TOB VRDO	0.390%	8/1/16 LOC	21,000	21,000
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	5,675	5,692
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	2,002
Massachusetts Health & Educational Facilities
Authority Revenue (Milford Regional Medical
Center)	5.000%	7/15/22	500	520
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,253
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/22	5,000	5,591

Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	960	1,093
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	1,415	1,604
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	8,900	9,572
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	5,000	5,463
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	5,325	5,732
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	9,560	9,947
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	6,600	6,874
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,521
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	16,960
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	12,882
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,986
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,581
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,872
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,362
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,568
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	1,810	1,810
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,267
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,094
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,259
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	4,500	5,089
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	16,000	18,693
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	4,580	5,509
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	930	1,050
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	4,580	5,159
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21	3,900	4,674
2 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.560%	8/5/16 (4)LOC	27,070	27,070
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	7,644
University of Massachusetts Building Authority
Revenue	5.000%	11/1/20	1,250	1,466

University of Massachusetts Building Authority
Revenue PUT	0.740%	2/24/17	9,500	9,500
				937,415
Michigan (2.8%)
Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,139
Chippewa Valley MI Schools GO	5.000%	5/1/22	450	539
Chippewa Valley MI Schools GO	5.000%	5/1/23	575	703
Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,414
Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,731
Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,276
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,997
East Lansing MI School District GO	5.000%	5/1/20	600	687
East Lansing MI School District GO	5.000%	5/1/22	2,095	2,509
Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,591
Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	5,407
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	11/15/16	1,050	1,063
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	11/15/17	1,500	1,581
L'Anse Creuse MI Public Schools GO	5.000%	5/1/18	720	773
L'Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,145
L'Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,912
L'Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	294
Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,168
Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,310	1,590
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,115
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,864
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,356
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/21	700	826
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/22	900	1,084
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/23	900	1,103
Michigan Building Authority Revenue	5.000%	10/15/16	2,750	2,777
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,317
Michigan Building Authority Revenue	5.000%	4/15/20	7,000	8,051
1 Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,620
1 Michigan Building Authority Revenue	5.000%	10/15/21	1,750	2,087
Michigan Building Authority Revenue	5.000%	4/15/22	4,350	5,244
1 Michigan Building Authority Revenue	5.000%	4/15/22	1,000	1,203
1 Michigan Building Authority Revenue	5.000%	4/15/23	1,350	1,654
Michigan Finance Authority Revenue	5.000%	10/1/19	850	953
1 Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,288
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,342
1 Michigan Finance Authority Revenue	5.000%	4/1/21	4,350	5,021
Michigan Finance Authority Revenue	5.000%	4/15/21	6,240	7,365
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,465
1 Michigan Finance Authority Revenue	5.000%	4/1/22	7,185	8,438
Michigan Finance Authority Revenue	5.000%	10/1/22	525	615
1 Michigan Finance Authority Revenue	5.000%	4/1/23	5,500	6,555
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/17	1,000	1,032
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,394
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/21	3,500	4,139

Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/22	2,500	3,018
2 Michigan Finance Authority Revenue (Beaumont
Health Obligated Group) TOB VRDO	0.640%	8/5/16	6,060	6,060
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	3.000%	7/1/17	500	509
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	3.000%	7/1/17	200	204
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	1,100	1,140
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,195
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	5,000	5,190
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	500	518
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,250	1,341
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,465
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,927
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,233
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,227
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,179
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,897
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,459
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	8,000	9,151
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,748
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,642
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,432
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21	1,000	1,164
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	16,260	19,111
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,753
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,520
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22	1,000	1,183
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/17	1,000	1,035
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/18	805	869
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/19	1,000	1,119

Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/20	600	692
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/21	600	711
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/22	800	964
2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) TOB VRDO	0.390%	8/1/16 LOC	15,000	15,000
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	4.000%	6/1/20	600	665
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/21	750	883
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,202
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	500	521
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	500	536
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	1,000	1,098
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	659
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/20	2,000	2,245
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/21	1,600	1,917
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/22	1,500	1,835
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,197
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	548
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,705
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20	9,235	10,799
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/21	5,000	5,983
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22	5,500	6,704
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/23	6,000	7,448
2 Michigan Finance Authority Revenue (Trinity
Health Credit Group) TOB VRDO	0.470%	8/5/16	1,670	1,670
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/17	1,225	1,249
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	54,801
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	20,000	22,527
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	7,445	7,602
1 Michigan GAN	5.000%	3/15/20	6,000	6,858
1 Michigan GAN	5.000%	3/15/21	3,750	4,407
1 Michigan GAN	5.000%	3/15/22	2,500	3,003
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.450%	8/5/16 LOC	40,610	40,610

Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,283
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/23	7,330	8,273
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	12,906
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,859
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	3,000	3,035
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.450%	8/5/16	10,000	10,000
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,206
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	6,375	6,881
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,750
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	5,352
Michigan Housing Development Authority Single
Family Mortgage Revenue	4.000%	6/1/46	11,305	12,390
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/18	400	438
Michigan State University Revenue	5.000%	2/15/17	6,135	6,287
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	7,427
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,020
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	255
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	527
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/19	1,000	1,110
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/20	800	917
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/21	600	707
Oakland University MI Revenue	5.000%	3/1/20	1,780	2,030
Oakland University MI Revenue	5.000%	3/1/21	1,000	1,172
Oakland University MI Revenue	5.000%	3/1/22	1,285	1,538
Oakland University MI Revenue	5.000%	3/1/23	425	518
Portage MI Public Schools GO	5.000%	11/1/20	750	870
Portage MI Public Schools GO	5.000%	5/1/22	1,790	2,144
Portage MI Public Schools GO	5.000%	11/1/22	1,380	1,671
Rochester MI Community School District GO	5.000%	5/1/20	6,980	8,011
Rochester MI Community School District GO	5.000%	5/1/21	4,075	4,805
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,986
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,504
Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,215
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,438

Royal Oak MI City School District GO	5.000%	5/1/21	600	709
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.250%	8/1/16 (ETM)	5,000	5,001
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/17	1,400	1,465
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/19	1,500	1,685
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/20	1,200	1,386
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	2,977
University of Michigan Revenue	4.000%	4/1/17	11,385	11,660
University of Michigan Revenue	5.000%	4/1/21	1,000	1,191
University of Michigan Revenue	5.000%	4/1/22	600	732
University of Michigan Revenue	5.000%	4/1/23	500	624
3 University of Michigan Revenue PUT	0.870%	4/2/18	22,000	21,881
University of Michigan Revenue VRDO	0.460%	8/5/16	2,905	2,905
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,755
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,755	3,304
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,795
2 Wayne State University Michigan Revenue TOB
VRDO	0.590%	8/5/16	2,500	2,500
Western MI University Revenue	5.000%	11/15/21	1,000	1,195
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	2,009
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	2,072
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,975
				655,101
Minnesota (0.7%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	1,925
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	350	411
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	1,000	1,202
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/21	550	651
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/22	200	241
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/19	6,830	7,558
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/21	7,225	8,514
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,504
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,120
Minnesota GO	5.000%	10/1/16 (ETM)	50	50
Minnesota GO	5.000%	10/1/16	4,950	4,990
Minnesota GO	5.000%	12/1/16	8,150	8,277
Minnesota GO	5.000%	10/1/17 (ETM)	35	37
Minnesota GO	5.000%	10/1/17	2,240	2,359
Minnesota GO	5.000%	8/1/18	3,000	3,266
Minnesota GO	5.000%	8/1/18	3,825	4,164
Minnesota GO	5.000%	8/1/18	8,375	9,118

Minnesota GO	5.000%	11/1/19	2,000	2,280
Minnesota GO	5.000%	8/1/21	6,000	7,218
Minnesota GO	5.000%	8/1/21	15,500	18,646
Minnesota GO	5.000%	8/1/22	12,900	15,872
Minnesota GO	5.000%	8/1/23	6,665	7,742
Minnesota GO	4.000%	10/1/24	14,225	16,836
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/20	500	556
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/21	425	481
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/22	495	569
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,286
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,473
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	9,107
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,545
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,414
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,908
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/17	1,000	1,034
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/22	2,800	3,377
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,360
University of Minnesota Revenue	5.000%	12/1/17	10,000	10,599
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,923
				170,613
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	11,135
DeSoto County MS School District GO	5.000%	5/1/19	8,000	8,961
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,050	1,207
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,000	2,339
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,500	1,779
Jackson MS Public School District GO	5.000%	4/1/22	1,500	1,784
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.400%	8/1/16	22,265	22,265
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	1.125%	9/1/17	1,250	1,255
3 Mississippi GO	0.970%	9/1/17	5,000	5,000
2 Mississippi GO TOB VRDO	0.460%	8/5/16	3,680	3,680
3 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	1.740%	8/15/20	7,875	7,808
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,623
				69,836
Missouri (0.9%)

1 Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,617
1 Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,945
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/19	2,000	2,221
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,142
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,455
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	2,225	2,446
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,588
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	805	918
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/20	2,000	2,352
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/22	1,500	1,778
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/23	1,420	1,717
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,630
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	3,053
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/21	1,025	1,166
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/22	1,250	1,445
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/23	1,500	1,759
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,275	1,508
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,544
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,295	1,561
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,699
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/21	3,000	3,509
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/22	4,955	5,914
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	19,553
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.000%	12/1/20	1,300	1,435
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,200	4,226
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/19	750	824
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	974
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,620

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/22	3,375	4,070
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/17	1,500	1,532
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	3,060
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,329
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,481
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.380%	8/1/16	4,000	4,000
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	7,295	8,455
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	43,310	50,195
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	4,380	5,231
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/19	2,200	2,420
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/21	6,275	7,311
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/22	4,365	5,180
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/18	1,500	1,619
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/18	1,250	1,375
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/19	2,750	3,078
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/19	2,500	2,846
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/20	1,125	1,298
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/20	1,000	1,170
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/21	1,250	1,479
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/21	1,860	2,228
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/22	3,205	3,871

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/22	1,500	1,831
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,407
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/18	1,295	1,399
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,047
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,257
St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	535	634
St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,000	1,208
				209,610
Montana (0.0%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	5,405

Multiple States (0.4%)
2,3 Eaton Vance Municipal Bond Fund II	1.490%	7/1/19	4,975	4,975
2 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	0.580%	8/5/16 LOC	45,000	45,000
Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.520%	8/4/16 LOC	10,000	10,000
Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.520%	8/4/16 LOC	27,500	27,500
				87,475
Nebraska (0.8%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,785
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/21	3,000	3,556
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	6/1/19	11,175	12,333
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	50,000	56,463
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	4.000%	11/1/19	750	814
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/20	1,400	1,604
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/22	1,000	1,190
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	540
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	811
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	660

Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,664
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,545
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/43	2,690	2,751
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	9/1/43	2,945	3,008
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/44	3,510	3,618
Nebraska Investment Finance Authority Single
Family Housing Revenue	4.000%	9/1/44	5,065	5,437
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.500%	9/1/45	11,020	11,855
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,019
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,593
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,103
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,103
Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,193
Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	7,019
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,431
Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,782
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/20	7,370	8,448
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	6,400	7,560
University of Nebraska Facilities Corp. Revenue
(UNMC Eye Institute)	5.000%	3/1/18	8,850	9,466
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,625
University of Nebraska Student Fee Revenue	5.000%	7/1/20	3,015	3,492
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,589
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,000	1,190
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,705
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,500	1,826
University of Nebraska Student Health &
Recreation Project Revenue	5.000%	5/15/20	1,255	1,448
University of Nebraska Student Health &
Recreation Project Revenue	5.000%	5/15/22	1,135	1,378
				177,604
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	1,988
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,135
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,317
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	34,642
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	2,086
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/19	2,375	2,665
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/20	3,000	3,467

	Clark County NV Passenger Facility Charge
	Revenue (Las Vegas McCarran International
	Airport)	5.000%	7/1/21	3,000	3,562
	Clark County NV Passenger Facility Charge
	Revenue (Las Vegas McCarran International
	Airport)	5.000%	7/1/22	3,000	3,635
	Clark County NV School District GO	5.000%	12/15/17 (Prere.)	9,245	9,816
	Clark County NV School District GO	5.000%	6/15/21	23,970	25,388
2	Clark County NV Water Reclamation District GO
	TOB VRDO	0.470%	8/5/16	4,300	4,300
1	Las Vegas NV Convention & Visitors Authority
	Revenue	5.000%	7/1/21	1,000	1,182
1	Las Vegas NV Convention & Visitors Authority
	Revenue	5.000%	7/1/22	1,550	1,871
1	Las Vegas NV Convention & Visitors Authority
	Revenue	5.000%	7/1/23	1,180	1,447
2	Nevada Capital Improvement & Cultural Affairs
	GO TOB VRDO	0.470%	8/5/16	8,450	8,450
	Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,356
	Washoe County NV Gas & Water Facilities
	Revenue PUT	3.000%	6/1/22	7,500	8,138
					121,445
New Hampshire (0.1%)
	Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,908
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,289
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/17	3,200	3,348
					15,545
New Jersey (4.5%)
	Atlantic City NJ GO	5.000%	11/1/19	3,315	2,569
	Atlantic City NJ GO	5.000%	12/1/19	6,995	5,419
	Atlantic City NJ GO	5.000%	11/1/20	4,025	3,114
	Atlantic City NJ GO	5.000%	12/1/20	7,185	5,557
	Atlantic City NJ GO	5.000%	11/1/21	3,020	2,334
	Atlantic City NJ GO	5.000%	12/1/21	1,970	1,522
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,297
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,843
	Camden County NJ Improvement Authority
	Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,706
	Camden County NJ Improvement Authority
	Lease Revenue (Rowan University School of
	Osteopathic Medicine Project)	5.000%	12/1/22	1,095	1,325
2	Camden County NJ Improvement Authority
	Revenue VRDO	0.480%	8/5/16 LOC	1,395	1,395
2,3 Eaton Vance New Jersey Municipal Bond Fund
	II	1.440%	7/1/19	8,675	8,675
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	7/1/18	1,600	1,720
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	7/1/19	1,700	1,889
	Gloucester County NJ Improvement Authority
	Revenue (Rowan University)	5.000%	7/1/20	1,800	2,054

Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/21	2,800	3,271
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/22	1,200	1,429
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,338
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.440%	8/5/16 LOC	3,900	3,900
Morris County NJ Improvement Authority
Revenue	4.000%	5/1/21	2,000	2,282
Morris County NJ Improvement Authority
Revenue	4.000%	5/1/22	1,000	1,162
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	15,248
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19 (ETM)	29,800	33,030
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	62,735	70,948
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,653
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	8,669
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,742
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	20,115	20,455
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	12,310	12,501
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.340%	2/1/17	14,000	13,999
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	7,500	7,867
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	6,450	6,765
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	13,745	14,574
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	555	584
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	5,000	5,506
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	16,626
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	18,389
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	1,044
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	9,119
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	6,583
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,314
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,868
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	16,084

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,584
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.480%	8/5/16 LOC	9,805	9,805
New Jersey Economic Development Authority
Revenue (School Facilities Construction)
VRDO	1.170%	2/1/17	4,000	3,996
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,621
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,083
New Jersey Educational Facilities Authority
Revenue (Centenary College) VRDO	0.430%	8/5/16 LOC	7,730	7,730
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	9/1/17	2,500	2,603
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	5,308
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	5,802
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,718
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,856
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	10,255	10,838
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,607
New Jersey GO	5.000%	8/15/16	12,120	12,144
New Jersey GO	5.000%	8/15/17	11,660	12,165
New Jersey GO	5.000%	6/1/18	5,000	5,357
New Jersey GO	5.000%	8/15/19	8,395	9,337
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,700
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,077
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,079
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.500%	7/1/22	3,550	4,027
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	2,595	2,640
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18	3,605	3,810
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,025
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.460%	8/5/16 LOC	1,500	1,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.460%	8/5/16 LOC	6,200	6,200
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.460%	8/5/16 LOC	6,500	6,500

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18	2,000	2,157
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/19	2,000	2,232
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,356
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.590%	8/5/16 (12)	9,045	9,045
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/21	1,000	1,178
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/22	1,500	1,804
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/23	2,000	2,451
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.430%	8/5/16 LOC	3,345	3,345
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.430%	8/5/16 LOC	4,300	4,300
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,131
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	3,867
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,649
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.640%	8/5/16	5,000	5,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.430%	8/5/16	2,100	2,100
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.470%	8/5/16	4,100	4,100
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.490%	8/5/16	8,875	8,875
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.510%	8/5/16	5,970	5,970
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	25,275
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	11,000	12,117
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	12,550	14,052
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	1,295	1,450
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,890	3,280
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,867

3 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.440%	12/15/19	41,000	40,180
3 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.640%	12/15/21	24,000	23,170
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	7,893
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	30,000	31,573
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	10,524
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	2,668
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	17,042
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	3,058
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	31,245	34,251
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	14,635	16,121
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	4,875	5,467
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,684
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,593
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.480%	8/5/16 LOC	16,250	16,250
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.540%	8/5/16 (4)LOC	21,285	21,285
3 New Jersey Turnpike Authority Revenue	0.990%	1/1/18	40,000	40,002
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	854
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,170
3 New Jersey Turnpike Authority Revenue PUT	1.060%	1/1/17	12,500	12,500
3 New Jersey Turnpike Authority Revenue PUT	1.120%	1/1/18	10,115	10,134
3 New Jersey Turnpike Authority Revenue PUT	1.120%	1/1/18	15,000	15,028
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,116
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,116
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,300
Rutgers State University New Jersey Revenue
VRDO	0.270%	8/1/16	3,500	3,500
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,211
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	225,000	60,077
Union County NJ GO	4.000%	2/15/19	4,255	4,596
Union County NJ GO	4.000%	2/15/20	5,355	5,919
Union County NJ GO	5.000%	2/15/21	5,615	6,604
Union County NJ GO	5.000%	2/15/22	6,275	7,522
				1,048,490
New Mexico (0.6%)
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	2,000	2,330
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	3,225	3,756
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	1,800	2,097

	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/20	6,580	7,666
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/21	1,130	1,354
	Albuquerque NM Municipal School District No.
	12 GO	5.000%	8/1/21	5,450	6,528
	Farmington NM Pollution Control Revenue (El
	Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,536
	Farmington NM Pollution Control Revenue
	(Southern California Edison Co. Four Corners
	Project) PUT	1.875%	4/1/20	19,000	19,518
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	9/1/16	10,000	10,032
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	12/1/16	7,000	7,085
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	12/1/17	5,000	5,203
	New Mexico Finance Authority Transportation
	Revenue	5.000%	6/15/17	9,000	9,359
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services)	5.000%	8/1/21	1,600	1,897
2	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) TOB VRDO	0.470%	8/5/16	6,660	6,660
3	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	0.883%	2/1/18	5,000	4,994
3	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue	0.933%	8/1/18	5,200	5,198
3	New Mexico Municipal Energy Acquisition
	Authority Gas Supply Revenue PUT	1.063%	8/1/19	37,500	37,263
	New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,265
					141,741
New York (14.3%)
	Albany NY Industrial Development Agency Civic
	Facility Revenue (Albany Medical Center
	Hospital Project) VRDO	0.550%	8/5/16 LOC	3,905	3,905
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/20	1,265	1,433
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/21	1,355	1,560
	Dobbs Ferry NY Union Free School District BAN	2.000%	7/28/17	3,700	3,745
2,3 Eaton Vance New York Municipal Bond Fund II		1.290%	7/1/19	5,750	5,750
	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project)	5.000%	5/1/17	1,125	1,164
	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project)	5.000%	5/1/17	3,000	3,102
	Johnson City Central School District BAN	2.000%	6/22/17	8,070	8,154
	Lewiston-Porter Central School District BAN	2.000%	6/15/17	8,975	9,062
	Long Island NY Power Authority Electric System
	Revenue	5.000%	5/1/18 (ETM)	2,000	2,154
	Long Island NY Power Authority Electric System
	Revenue	5.000%	5/1/19 (ETM)	1,500	1,677
	Long Island NY Power Authority Electric System
	Revenue	5.000%	9/1/20	1,295	1,497

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,295	1,536
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/22	750	909
3 Long Island NY Power Authority Electric System
Revenue PUT	0.977%	11/1/18	16,850	16,845
3 Long Island NY Power Authority Electric System
Revenue PUT	1.207%	11/1/18	30,000	30,145
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	1,000	1,076
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,152
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	2,000	2,233
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	3,930
Nassau County NY GO	5.000%	4/1/20	14,340	16,431
Nassau County NY GO	5.000%	4/1/21	11,075	13,001
Nassau County NY GO	5.000%	1/1/22	9,685	11,538
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,640	5,289
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,736
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,892
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/18	2,000	2,138
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/19	1,565	1,724
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	404
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,569
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	924
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	688
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,176
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	650	781
New York City NY GO	5.000%	8/1/16	5,000	5,001
New York City NY GO	5.000%	8/1/16	7,150	7,152
New York City NY GO	5.000%	8/1/16	27,500	27,507
New York City NY GO	5.000%	8/1/16	1,000	1,000
New York City NY GO	5.000%	8/1/16	1,000	1,000

New York City NY GO	5.000%	8/1/16	16,925	16,929
New York City NY GO	5.000%	8/1/17	8,185	8,555
New York City NY GO	5.000%	8/1/17	9,750	10,191
New York City NY GO	5.000%	8/1/17	13,590	14,205
New York City NY GO	5.000%	8/1/17	6,000	6,271
New York City NY GO	5.000%	8/1/17	3,800	3,972
New York City NY GO	5.000%	10/1/17	5,150	5,420
New York City NY GO	5.000%	10/1/17	2,500	2,631
New York City NY GO	5.000%	8/1/18	13,030	14,178
New York City NY GO	5.000%	8/1/18	25,315	27,546
New York City NY GO	5.000%	8/1/18	6,000	6,529
New York City NY GO	5.000%	8/1/18	5,000	5,441
New York City NY GO	5.000%	8/1/18	7,500	8,161
New York City NY GO	5.000%	8/1/18	6,000	6,529
New York City NY GO	5.000%	8/1/18	4,650	5,060
New York City NY GO	5.000%	8/1/18	3,250	3,536
New York City NY GO	5.000%	10/1/18	7,650	8,378
New York City NY GO	4.000%	8/1/19	12,165	13,354
New York City NY GO	5.000%	8/1/19	5,830	6,573
New York City NY GO	5.000%	8/1/19	7,225	8,145
New York City NY GO	5.000%	8/1/19	20,155	22,723
New York City NY GO	5.000%	8/1/19	15,000	16,911
New York City NY GO	5.000%	8/1/19	8,000	9,019
New York City NY GO	5.000%	8/1/19	15,000	16,911
New York City NY GO	5.000%	8/1/19	5,000	5,637
New York City NY GO	5.000%	8/1/19	5,000	5,637
New York City NY GO	5.000%	8/1/20	4,500	5,232
New York City NY GO	5.000%	8/1/20	20,000	23,253
New York City NY GO	5.000%	8/1/20	1,880	2,186
New York City NY GO	5.000%	8/1/20	33,525	38,978
New York City NY GO	5.000%	10/1/20	4,375	5,112
3 New York City NY GO	0.910%	8/1/21	6,350	6,350
New York City NY GO	5.000%	8/1/21	6,100	7,281
New York City NY GO	5.000%	8/1/21	10,000	11,936
New York City NY GO	5.000%	8/1/21	5,890	7,031
New York City NY GO	5.000%	8/1/21	17,280	20,626
New York City NY GO	5.000%	8/1/21	11,985	14,306
New York City NY GO	5.000%	8/1/21	2,000	2,387
New York City NY GO	5.000%	8/1/21	4,000	4,775
New York City NY GO	5.000%	8/1/22	1,470	1,794
New York City NY GO	5.000%	8/1/22	4,000	4,881
New York City NY GO	5.000%	8/1/22	40,930	49,943
New York City NY GO	5.000%	8/1/22	14,640	17,864
New York City NY GO	5.000%	8/1/22	4,275	5,216
New York City NY GO	5.000%	8/1/23	10,000	12,453
New York City NY GO	5.000%	8/1/23	14,790	18,418
3 New York City NY GO	0.840%	8/1/27	18,500	18,487
New York City NY GO VRDO	0.350%	8/1/16	3,000	3,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	8,346
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,000	3,539
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.750%	11/1/16	4,560	4,561
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	4,135	4,137

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.200%	11/1/17	24,965	24,973
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,398
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,022
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,789
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,160
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,191
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,109
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,821
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,500
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.460%	8/5/16 LOC	4,200	4,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.450%	8/5/16	3,700	3,700
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
Washington Street Project) VRDO	0.470%	8/5/16 LOC	9,300	9,300
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,565
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,774
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	4,018
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,253
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,184
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,627
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.470%	8/5/16	7,700	7,700
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.520%	8/5/16	23,405	23,405
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	4,625	4,625
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	10,600	10,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.360%	8/1/16	22,450	22,450
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	8/1/16	13,750	13,750

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.390%	8/1/16	2,200	2,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	19,780	19,780
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	28,700	28,700
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	19,510	23,601
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,126
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/20	1,500	1,742
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21	1,520	1,815
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/22	4,585	5,598
2 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.470%	8/5/16	10,650	10,650
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	2,105	2,129
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	8,010	8,105
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	17,015	17,217
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	26,470	26,778
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17 (ETM)	295	302
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,205	2,256
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (ETM)	825	871
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	6,175	6,523
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	21,127
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	21,127
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	8,198
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/15/18	11,950	13,160
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	9,759
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	25,115	28,634
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,395	7,341
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	10,245
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,633
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	9,000	10,881

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	6,000	7,415
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.470%	8/1/16	4,025	4,025
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.460%	8/5/16	2,200	2,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.350%	8/1/16	6,875	6,875
1 New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	2/1/23	20,000	23,522
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	7,300	7,347
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	6,499
New York Convention Center Development
Corp. Revenue	5.000%	11/15/21	2,000	2,396
New York Convention Center Development
Corp. Revenue	5.000%	11/15/22	1,000	1,224
3 New York Metropolitan Transportation Authority
Revenue	1.003%	11/1/16	3,495	3,495
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	6,000	6,081
3 New York Metropolitan Transportation Authority
Revenue	1.143%	11/1/17	2,950	2,950
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	13,218
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	7,000	7,402
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,287
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,458
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,099
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,255	1,380
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,000	2,199
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	5,249
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,649
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,649
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	2,913
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,748
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,877
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	5,373
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,100	1,251
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,000	1,137

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	8,930	10,154
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	9,535	10,842
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)	5,000	5,767
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	2,400	2,809
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,560	1,826
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	5,000	5,851
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,230	1,476
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,500	1,800
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,750	2,100
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	5,000	6,000
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	1,000	1,226
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	16,145	19,793
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	2,250	2,758
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,247
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,775	3,395
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.470%	8/5/16 (13)	4,495	4,495
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	6/1/17	67,725	69,705
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.390%	11/1/19	9,300	9,378
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,412
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.820%	6/1/17	20,130	20,081
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.810%	11/1/18	2,000	1,987
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.890%	11/1/19	2,750	2,730
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.020%	11/1/19	21,000	20,931
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,644
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,397
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	3,980
2 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.530%	8/5/16 LOC	13,955	13,955
3 New York Metropolitan Transportation Authority
Revenue PUT	1.013%	11/1/16	12,500	12,503

3 New York Metropolitan Transportation Authority
Revenue PUT	1.163%	11/1/16	15,000	15,002
3 New York Metropolitan Transportation Authority
Revenue PUT	0.792%	5/15/17 (4)	17,500	17,486
3 New York Metropolitan Transportation Authority
Revenue PUT	0.663%	11/1/17	7,280	7,245
3 New York Metropolitan Transportation Authority
Revenue PUT	1.153%	11/1/17	8,805	8,818
3 New York Metropolitan Transportation Authority
Revenue PUT	0.800%	11/15/17	49,600	49,535
3 New York Metropolitan Transportation Authority
Revenue PUT	0.922%	5/15/18 (4)	20,750	20,691
3 New York Metropolitan Transportation Authority
Revenue PUT	0.613%	11/1/19	5,215	5,105
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	59,000	67,049
3 New York Metropolitan Transportation Authority
Revenue PUT	1.020%	6/1/20	87,500	86,938
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/20	11,000	12,333
2 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.590%	8/5/16	8,415	8,415
New York Metropolitan Transportation Authority
Revenue VRDO	0.440%	8/5/16 LOC	30,000	30,000
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,435
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,281
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,450
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/19	4,275	4,866
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/20	1,125	1,322
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	1,540	1,863
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	1,500	1,860
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.440%	8/5/16	9,525	9,525
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,541
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,665
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,804
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	58
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	6,474
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,819

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,703
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/21	2,400	2,850
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,115	1,196
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	2,555	3,012
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	2,425	2,922
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/17 (ETM)	25	26
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/17	975	1,001
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20 (ETM)	45	50
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20	1,695	1,830
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,840	17,259
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,600	9,839
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18 (ETM)	4,050	4,324
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	7,465	7,980
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	27,490	29,387
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	19,318
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,617
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	25,051
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	10,000	11,118
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,145	4,608
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	17
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	13,206

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	4,000	4,596
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/20	9,550	11,150
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	33,395	39,654
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	12,620	14,985
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/21	7,710	9,221
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	4,980	5,548
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,039
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	7,394
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,419
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	2,000	2,104
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,478
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,356
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,468
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,737
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,640
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,134
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,630
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	6,683
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,814
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,976
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,315
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,710
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	10,936
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	5,395
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	3,920
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17 (ETM)	385	402
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17	1,795	1,841
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	230	259

New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/21	1,060	1,114
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	80,000	95,274
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	2,500	3,053
2 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.470%	8/5/16	3,185	3,185
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	4,900	5,316
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	10,848
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	3,700	4,172
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,496
New York State GO	5.000%	3/1/19	12,715	14,180
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	4,150	4,172
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,924
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,258
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,517
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	4,750	4,783
New York State Housing Finance Agency
Housing Revenue (Dock Street Rental LLC)
VRDO	0.460%	8/5/16 LOC	2,600	2,600
New York State Housing Finance Agency
Revenue	1.050%	5/1/19	850	852
New York State Housing Finance Agency
Revenue	1.100%	11/1/19	1,000	1,001
New York State Housing Finance Agency
Revenue	1.250%	5/1/20	5,000	5,017
2 New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project) TOB VRDO	0.470%	8/5/16	10,000	10,000
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	6,804
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	585	600
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,084
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	92,871
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,713
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,883
New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,810
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	18,702
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,762

	New York State Thruway Authority Revenue
	(Personal Income Tax)	5.000%	3/15/18	625	670
	New York State Thruway Authority Revenue
	(Personal Income Tax)	5.000%	3/15/18	8,440	9,053
	New York State Thruway Authority Revenue
	(Personal Income Tax)	5.000%	3/15/19	500	558
	New York State Urban Development Corp.
	Revenue	5.250%	1/1/17	10,095	10,297
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	20,353
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	21,453
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	8,955
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,689
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,822
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	26,996
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	59,412
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	29,567
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,616
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	55,727
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/22	25,000	30,422
2	New York State Urban Development Corp.
	Revenue (Personal Income Tax) TOB VRDO	0.520%	8/5/16	10,115	10,115
	New York State Urban Development Corp.
	Revenue (Service Contract) VRDO	0.460%	8/5/16	29,000	29,000
	Niagara NY Frontier Transportation Authority
	Airport Revenue (Buffalo Niagara International
	Airport)	5.000%	4/1/17	1,000	1,029
	Niagara NY Frontier Transportation Authority
	Airport Revenue (Buffalo Niagara International
	Airport)	4.000%	4/1/18	500	527
	Niagara NY Frontier Transportation Authority
	Airport Revenue (Buffalo Niagara International
	Airport)	5.000%	4/1/19	500	555
1	North Syracuse NY Central School District BAN	2.000%	8/11/17	4,448	4,502
2,3 Nuveen New York AMT-Free Municipal Income
	Fund iMTP	1.060%	10/1/17	17,500	17,501
2	Nuveen New York AMT-Free Municipal Income
	Fund VRDP VRDO	0.500%	8/5/16 LOC	8,500	8,500
2	Nuveen New York AMT-Free Municipal Income
	Fund VRDP VRDO	0.590%	8/5/16 LOC	24,000	24,000
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19 (ETM)	500	547
	Oyster Bay NY BAN	2.750%	2/3/17	15,000	15,071
	Oyster Bay NY GO	4.000%	1/15/17 (15)	1,500	1,519
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,190
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,572

Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,120
Oyster Bay NY GO	3.250%	8/1/18	8,560	8,677
Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,110
Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,584
Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,450
Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,451
Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,930
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.470%	8/5/16	7,770	7,770
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,150	2,232
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,312
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	10,246
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	957
Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,304
Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,318
Suffolk County NY GO	5.000%	2/1/20 (4)	4,000	4,544
Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,345
Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	12,380
Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	13,278
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	6,500	6,743
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	1,225	1,271
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	540	542
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	10,100	10,465
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,180
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/17	3,815	4,040
3 Triborough Bridge & Tunnel Authority New York
Revenue	0.790%	1/1/18 (4)	5,000	4,990
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	13,435	14,301
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	7,000	7,717
3 Triborough Bridge & Tunnel Authority New York
Revenue	0.880%	1/1/19 (4)	1,700	1,693
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/20	500	589
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	1,000	1,210
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	850	1,051
3 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.833%	1/3/17	7,500	7,499
3 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.713%	2/1/19	11,350	11,256
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	759
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,000	1,201

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/18	500	509
2 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.470%	8/5/16	13,000	13,000
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	8,262
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,040
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	4,700	5,576
Yonkers NY GO	4.000%	10/1/17	505	524
Yonkers NY GO	3.000%	7/1/18	500	521
Yonkers NY GO	3.000%	8/15/18	1,000	1,044
Yonkers NY GO	4.000%	3/15/19 (4)	1,700	1,842
Yonkers NY GO	3.000%	8/15/19	885	935
Yonkers NY GO	3.000%	8/15/20	1,115	1,180
				3,344,168
North Carolina (1.5%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/21	6,070	7,210
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/22	4,070	4,946
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,181
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,896
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,134
Guilford County NC GO	5.000%	8/1/16	5,000	5,001
Guilford County NC GO	5.000%	8/1/17	5,000	5,228
Guilford County NC GO	5.000%	3/1/18	3,340	3,578
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,784
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,125
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,782
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.700%	9/1/16	25,000	25,000
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	9,928
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	19,360
2 North Carolina Capital Improvement Revenue
TOB VRDO	0.460%	8/5/16	4,000	4,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	2,650	2,700
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	7,175	7,311
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18 (ETM)	1,250	1,329
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,885
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,133
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	14,959
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,866

North Carolina GAN	5.000%	3/1/22	2,250	2,703
North Carolina GAN PUT	4.000%	3/1/18	21,000	21,766
North Carolina GO	5.000%	3/1/18	16,770	17,913
North Carolina GO	5.000%	6/1/19	2,000	2,248
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,741
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	9,037
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group) VRDO	0.520%	8/5/16	35,350	35,350
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health) TOB
VRDO	0.590%	8/5/16 LOC	15,375	15,375
3 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	1.180%	12/1/17	2,210	2,203
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,099
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,269
2 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.760%	8/5/16	6,300	6,300
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	6,500	6,732
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,352
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,567
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	550
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/18 (ETM)	5,185	5,512
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/18	14,815	15,735
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,947
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19	12,025	13,265
Raleigh NC GO	5.000%	12/1/16	2,470	2,509
Raleigh NC GO	5.000%	12/1/16	2,605	2,646
Raleigh NC GO	5.000%	4/1/20	4,700	5,432
Wake County NC GO	5.000%	2/1/20	4,500	5,172
Wake County NC GO	5.000%	2/1/22	3,100	3,774
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,756
				337,289
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	772

Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,433
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	5,660	6,112
				8,317
Ohio (4.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,091
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/25	3,450	4,082
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/20	1,220	1,429
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	11,876
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/23	2,450	2,926
2 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.570%	8/5/16	7,500	7,500
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.420%	8/1/16 LOC	2,650	2,650
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,754
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,990
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	19,067
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,000	14,391
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	24,057
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	171
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	14,013
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,578
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,659
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,448
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,145
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/21	300	352
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/22	400	480
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	500	611
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/22	470	564
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/23	375	458
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/24	370	459
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,688
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	19,476
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	18,475
2 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.590%	8/5/16 (12)	9,315	9,315

Butler County OH Capital Funding Revenue
VRDO	0.440%	8/5/16 LOC	2,395	2,395
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	3,415	4,009
1 Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/20	700	789
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,686
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	529
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	533
1 Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,913
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,000	1,202
Cleveland OH GO	5.000%	12/1/20	1,800	2,109
Cleveland OH GO	5.000%	12/1/21	2,880	3,453
Cleveland OH GO	5.000%	12/1/22	3,595	4,404
Cleveland OH Income Tax Revenue	5.000%	5/15/17 (ETM)	465	482
Cleveland OH Income Tax Revenue	5.000%	5/15/17	725	749
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,500	1,798
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,892
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,423
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,714
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,181
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,061
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,237
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.430%	8/5/16 LOC	6,485	6,485
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,773
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.440%	8/5/16	1,000	1,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.440%	8/5/16	2,535	2,535
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/18	960	1,039
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/19	1,390	1,557
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/22	1,475	1,766
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.430%	8/5/16 LOC	19,465	19,465
Columbus OH GO	5.000%	9/1/16	5,000	5,021
Columbus OH GO	5.000%	6/1/17	7,510	7,796
Columbus OH GO	5.000%	7/1/17	7,245	7,548
Columbus OH GO	5.000%	7/1/17	5,740	5,980
Columbus OH GO	5.000%	6/1/18	8,000	8,654
Columbus OH GO	5.000%	7/1/18	7,280	7,902
Columbus OH GO	5.000%	7/1/18	4,500	4,884
Columbus OH GO	5.000%	2/15/19	1,910	2,123
Columbus OH GO	5.000%	6/1/19	3,000	3,371
Columbus OH GO	5.000%	7/1/19	6,690	7,539
Columbus OH GO	5.000%	2/15/20	1,905	2,191

Columbus OH GO	5.000%	7/1/22	1,000	1,229
Columbus OH GO	5.000%	7/1/23	1,815	2,280
2 Columbus OH GO TOB VRDO	0.480%	8/5/16	4,360	4,360
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.440%	8/5/16 LOC	3,995	3,995
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/19	5,340	6,054
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/20	5,575	6,496
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/21	4,075	4,865
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	7,944
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/21	1,045	1,243
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/22	1,000	1,212
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/24	500	619
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,416
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,210
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,971
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,842
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,182
Franklin County OH GO	5.000%	12/1/19	5,045	5,557
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	7,807
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.430%	8/5/16	9,655	9,655
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,353
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,638
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,962
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,682
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,569
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	4.000%	5/15/17	785	806
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/18	750	807
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/19	1,000	1,115
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/20	1,000	1,152
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/21	1,000	1,188

Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/22	500	605
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	548
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/19	750	820
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/20	800	900
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/22	500	587
2 Hamilton County OH Hospital Facilities Revenue
(UC Health) TOB VRDO	0.560%	8/5/16 LOC	11,395	11,395
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,242
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,520
Hamilton OH City School District GO	5.000%	12/1/21	3,475	4,162
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/18	1,040	1,103
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	14,225	16,202
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/21	2,260	2,644
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/23	1,725	2,103
2 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.650%	8/5/16	41,700	41,700
Kent State University Ohio Revenue	5.000%	5/1/17	500	517
Kent State University Ohio Revenue	5.000%	5/1/20	2,030	2,340
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,900
Kent State University Ohio Revenue	5.000%	5/1/21	1,685	1,994
Kent State University Ohio Revenue	4.000%	5/1/22	3,000	3,454
Kent State University Ohio Revenue	4.000%	5/1/23	3,000	3,503
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,405
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/21	750	875
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/22	1,000	1,189
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.660%	8/5/16	10,500	10,500
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.670%	8/5/16 (4)	8,865	8,865
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.670%	8/5/16	13,130	13,130
2 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.620%	8/5/16	3,995	3,995
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/21	3,750	4,470
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.390%	8/1/16	3,200	3,200
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.390%	8/1/16	2,000	2,000
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,500	5,473

Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.430%	8/5/16 LOC	1,900	1,900
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	1,913
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	14,954
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,663
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,560
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,295
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,094
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	2,809
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,479
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/19	1,395	1,553
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/20	500	563
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,198
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,199
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	465	557
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	1,000	1,222
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	550	674
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	875	1,069
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/23	750	916
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/21	1,000	1,188
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/22	1,000	1,216
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/23	1,000	1,240

Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	8/1/23	1,000	1,244
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,438
Ohio Common Schools GO	5.000%	9/15/21	5,920	7,131
Ohio Common Schools GO	5.000%	9/15/23	11,315	14,226
Ohio GO	5.000%	9/15/16	10,000	10,060
Ohio GO	5.000%	9/15/17	19,680	20,684
Ohio GO	5.000%	5/1/18	10,960	11,817
Ohio GO	5.000%	9/15/18	5,000	5,470
Ohio GO	5.000%	9/15/18	10,000	10,940
Ohio GO	5.000%	5/1/19	6,680	7,479
Ohio GO	5.000%	5/1/19	5,000	5,598
Ohio GO	5.000%	9/15/19	5,000	5,675
Ohio GO	5.000%	5/1/20	7,000	8,102
Ohio GO	5.000%	9/15/20	26,315	30,819
Ohio GO	5.000%	5/1/21	2,645	3,153
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.380%	8/1/16	2,700	2,700
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	4,500	4,570
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/19	625	695
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,539
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/22	500	590
Ohio Highway Capital Improvements GO	5.000%	5/1/20	5,000	5,787
Ohio Highway Capital Improvements GO	5.000%	5/1/21	2,500	2,980
Ohio Highway Capital Improvements GO	5.000%	5/1/22	5,000	6,095
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.470%	8/5/16	17,795	17,795
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.470%	8/5/16	2,850	2,850
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.470%	8/5/16	6,745	6,745
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,746
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.740%	8/3/16	5,250	5,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.750%	8/5/16	4,250	4,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.750%	8/5/16	2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,223
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,753
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	9,161
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	1,500	1,591
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	2,967
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,712
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	2,500	2,850

Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	6,160	7,023
1 Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	3,000	3,416
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	2,750	3,225
1 Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	3,500	4,100
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	4,000	4,815
1 Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	2,500	3,006
1 Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,000	6,131
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,647
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,713
Ohio Public Facilities Commission GO	5.000%	2/1/22	1,460	1,769
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	355	360
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,160	3,211
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	297
Ohio State University General Receipts
Revenue	5.000%	12/1/17	4,720	5,001
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,440	1,588
Ohio State University General Receipts
Revenue VRDO	0.440%	8/5/16	2,900	2,900
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	3,902
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,500	4,672
1 Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/22	1,520	1,885
2 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.540%	8/5/16	17,665	17,665
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	24,000	24,173
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,219
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,201
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	10,205	11,840
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,669
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,845
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,717
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/21	12,250	14,633
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,910
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,060

Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,904
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	6,286
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/20	2,225	2,582
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/20	1,750	2,064
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,613
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,576
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,670
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,884
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,529
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/23	6,000	7,496
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,723
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,240
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.375%	12/1/19	1,560	1,700
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	4,750	5,266
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	630	695
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,293
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/21	650	761
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/22	1,100	1,316
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/22	735	828
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,360
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,527
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,712
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	1,921
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,116
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/19	1,750	1,945
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,919
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,930
				1,085,589
Oklahoma (0.1%)

Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	790
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,430
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,513
Comanche County OK Hospital Authority
Revenue	5.000%	7/1/19	3,145	3,378
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/21	1,000	1,188
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/18	1,000	1,084
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18	1,000	1,090
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/19	2,000	2,259
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/20	1,310	1,523
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/21	2,000	2,388
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/22	1,325	1,613
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/21	1,440	1,698
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/22	2,000	2,399
				23,353
Oregon (0.4%)
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/19	410	442
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/20	500	548
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/21	350	390
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/22	350	414
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	1.500%	10/1/18	3,000	3,040
Oregon Department of Administrative Services
Lottery Revenue	4.000%	4/1/17	2,000	2,048
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/21	7,000	8,328
2 Oregon Department of Administrative Services
Lottery Revenue TOB VRDO	0.470%	8/5/16	5,000	5,000
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,191
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	3,760

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,024
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/19	1,000	1,134
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/20	1,275	1,490
3 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.320%	10/1/17	8,750	8,750
3 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.440%	9/15/18	10,000	10,000
Oregon GO	5.000%	8/1/18	3,215	3,502
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	4,235	4,525
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,512
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	7,380	7,513
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,270
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,328
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,167
				89,376
Pennsylvania (5.3%)
Allegheny County PA GO	4.000%	12/1/16	17,830	18,043
Allegheny County PA GO	5.000%	12/1/18	7,000	7,696
Allegheny County PA GO	5.000%	12/1/19	5,250	5,971
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	23,040	23,847
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/17	1,000	1,052
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,094
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.147%	2/1/21	7,190	7,168
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.430%	8/1/16 LOC	31,200	31,200
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,563
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/18 (4)	3,000	3,235
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	4,049
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/20	2,500	2,912
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,086
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,382

Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	8,250	8,208
Bethel Park PA School District GO	5.000%	8/1/22	500	607
Bethel Park PA School District GO	5.000%	8/1/23	700	866
3 Bethlehem PA Area School District Authority
Revenue PUT	0.757%	1/1/18	3,995	3,991
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	684
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	545
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,310
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,152
Bucks County PA GO	5.000%	5/1/20	2,175	2,513
Bucks County PA GO	5.000%	5/1/21	3,060	3,640
Bucks County PA GO	5.000%	5/1/22	1,255	1,528
Bucks County PA GO	5.000%	5/1/23	1,000	1,243
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/21 (15)	4,500	5,295
1 Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/22 (15)	605	692
1 Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/23 (15)	500	579
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/17	1,650	1,683
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/18	300	311
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/19	1,460	1,534
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/20	525	578
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/21	575	643
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/22	1,150	1,359
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/23	1,410	1,694
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,125
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,206
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,280
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,360
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/18	670	719
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	500	557
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (ETM)	3,510	3,569
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (ETM)	1,175	1,195
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	326

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	270
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	600	676
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/20	500	581
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/21	700	835
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/22	400	488
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,478
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	445
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	340	404
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	334
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,065	1,087
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/18	1,230	1,303
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	1,909
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	7,320	8,184
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	1,135	1,303
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.430%	8/5/16 LOC	2,485	2,485
Emmaus PA General Authority Revenue VRDO	0.440%	8/5/16 LOC	16,300	16,300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.370%	8/1/16	17,300	17,300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.370%	8/1/16	8,300	8,300
3 Hempfield PA School District GO PUT	0.863%	8/1/19	5,690	5,673
Jackson PA Authority for Industrial Development
Revenue (StoneRidge Retirement Living)
VRDO	0.450%	8/5/16 LOC	10,000	10,000
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	2,750	3,360
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/18	1,625	1,789
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	3,326
3 Manheim Township PA School District GO PUT	0.717%	5/1/18	6,850	6,776
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/17	750	764
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,315
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,107
Montgomery County PA GO	5.000%	4/1/21	1,975	2,342
Montgomery County PA GO	5.000%	4/1/23	2,395	2,969

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,074
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	3,300	3,665
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	6,410	7,335
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/17	1,395	1,431
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/18	1,460	1,547
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,670
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,685
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,758
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	538
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/20	1,265	1,437
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/21	1,320	1,533
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/22	1,380	1,633
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/17	1,250	1,272
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,330
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,458
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/22	4,000	4,595
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,147
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,092
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.000%	7/1/20	1,375	1,456
3 North Penn PA Water Authority Revenue	0.723%	11/1/19	1,000	993
3 North Penn PA Water Authority Revenue PUT	0.813%	11/1/19	2,500	2,490
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/21	1,500	1,759

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/22	3,885	4,618
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/23	2,185	2,639
3 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.840%	8/15/20	8,125	8,134
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.480%	8/5/16	10,000	10,000
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.490%	8/5/16	9,990	9,990
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.490%	8/5/16	11,000	11,000
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/22	925	1,078
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/23	985	1,168
Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,458
Pennsbury PA School District GO	5.000%	1/15/22	1,000	1,188
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	3,900	3,922
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	10,000	11,344
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,828
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,645
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,340
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.600%	10/3/16	4,600	4,600
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.500%	5/1/18	3,000	3,025
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	27,000	29,300
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/21	19,775	20,996
Pennsylvania GO	5.000%	11/1/16	4,700	4,755
Pennsylvania GO	5.000%	6/1/17	3,060	3,174
Pennsylvania GO	5.000%	7/1/17	4,155	4,325
Pennsylvania GO	5.000%	7/15/17	15,005	15,644
Pennsylvania GO	5.000%	10/15/17	8,500	8,953
Pennsylvania GO	5.000%	10/15/18	10,000	10,935
Pennsylvania GO	5.000%	4/1/19	30,390	33,775
Pennsylvania GO	5.000%	5/1/19	5,000	5,574

Pennsylvania GO	5.000%	6/1/19	15,000	16,771
Pennsylvania GO	5.000%	7/1/19	10,000	11,214
Pennsylvania GO	5.000%	7/1/19	9,900	11,102
Pennsylvania GO	5.000%	3/15/20	5,380	6,150
Pennsylvania GO	5.000%	4/1/20	7,450	8,528
Pennsylvania GO	5.000%	6/15/20	21,120	24,314
Pennsylvania GO	5.000%	7/1/20	20,925	24,119
Pennsylvania GO	5.000%	10/15/20	22,345	25,753
Pennsylvania GO	5.000%	8/1/22	7,500	8,931
Pennsylvania GO	5.000%	6/1/23	3,000	3,616
Pennsylvania GO	4.000%	7/1/23	13,000	14,781
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/17	2,205	2,331
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	3,819
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	2,815
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,134
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.370%	8/1/16 LOC	3,700	3,700
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	4,835
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	6,142
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,061
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,021
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/17	1,060	1,115
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/18	700	763
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	2,745	3,213
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	4,605	5,391
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	2,120	2,551
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	3,000	3,610
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/22	5,000	6,146
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/19	5,655	6,373
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,000	9,203

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/20	1,925	2,230
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/21	3,000	3,571
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	10,078
Pennsylvania State University Revenue	5.000%	3/1/19 (Prere.)	1,500	1,667
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/19	1,020	1,156
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,716
3 Pennsylvania Turnpike Commission Revenue	1.040%	12/1/18	8,750	8,718
3 Pennsylvania Turnpike Commission Revenue	1.120%	12/1/18	10,000	9,987
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,261
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,555
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	5,000	5,606
3 Pennsylvania Turnpike Commission Revenue	1.140%	12/1/19	15,000	14,931
3 Pennsylvania Turnpike Commission Revenue	1.590%	12/1/19	20,000	20,153
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,330
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,149
3 Pennsylvania Turnpike Commission Revenue	1.320%	12/1/20	25,000	24,933
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,100
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,675	34,760
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,185
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,945	41,758
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	7,905	9,595
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	34,600
3 Pennsylvania Turnpike Commission Revenue
PUT	1.240%	12/1/18	6,575	6,574
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/22	4,470	5,294
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/23	5,415	6,485
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/17	700	720
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	750	802
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,728
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,109
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,830
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	750	858
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	3,500	4,005
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,246
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	3,605	4,239
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	750	901

Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,820
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,959
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	650	793
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,780	3,032
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	7,735	7,737
Philadelphia PA GO	5.000%	7/15/17	1,000	1,041
Philadelphia PA GO	5.000%	8/1/17	3,000	3,129
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	5,877
Philadelphia PA GO	5.000%	7/15/18	2,000	2,163
Philadelphia PA GO	4.000%	8/1/18	2,000	2,127
Philadelphia PA GO	5.000%	7/15/19	1,410	1,575
Philadelphia PA GO	5.000%	8/1/19	5,150	5,760
Philadelphia PA GO	5.000%	8/1/20	3,625	4,151
Philadelphia PA GO	5.000%	8/1/21	3,500	4,092
Philadelphia PA GO	5.000%	8/1/22	4,500	5,359
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,238
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.380%	8/1/16	3,980	3,980
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/17	2,325	2,396
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,731
Philadelphia PA School District GO	5.000%	9/1/18	2,780	2,971
Philadelphia PA School District GO	5.000%	9/1/19	6,115	6,727
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,685
Philadelphia PA School District GO	5.000%	9/1/21	8,000	9,045
Philadelphia PA School District GO	5.125%	9/1/23 (13)	3,325	3,614
Philadelphia PA School District GO VRDO	0.430%	8/5/16 LOC	5,800	5,800
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,803
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,122
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	8,166
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,311
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,187
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,250	1,484
Pittsburgh PA GO	5.000%	9/1/18	11,000	11,967
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/19 (4)	2,500	2,823
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	3,385	3,936
Reading PA School District GO	5.000%	4/1/19	6,230	6,766
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/19 (15)	1,725	1,942
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/20 (15)	1,035	1,198
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/21 (15)	2,670	3,166
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/20	2,995	3,401

State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/21	1,000	1,164
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/22	1,000	1,183
3 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	0.840%	11/1/17	2,900	2,896
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/20	1,030	1,160
2 University of Pittsburgh PA Revenue TOB
VRDO	0.470%	8/5/16	6,660	6,660
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.390%	8/1/16 LOC	6,535	6,535
West Chester University Pennsylvania Student
Housing Revenue BAN	0.650%	2/1/17	3,350	3,350
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20	2,465	2,819
York County PA GO	4.000%	12/1/16	5,000	5,061
3 York County PA GO PUT	0.617%	6/1/17	7,085	7,070
				1,249,003
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (ETM)	2,000	2,027
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/19	700	768
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,306
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,549
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,411
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19	1,650	1,800
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20	1,455	1,615
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	1,650	1,857
1 Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/21	2,330	2,700
1 Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/22	2,510	2,956
1 Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/23	2,200	2,625
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,378

Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,105
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,643
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,303
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	13,165
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/19	10,580	11,667
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/20	3,500	3,931
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/21	2,755	3,157
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/22	2,540	2,944
				73,907
South Carolina (1.1%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	633
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,094
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,155
Charleston County SC GO	5.000%	11/1/17	1,045	1,104
Charleston County SC GO	5.000%	11/1/17	6,485	6,852
Charleston County SC GO	5.000%	11/1/18	7,085	7,792
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,281
3 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.996%	1/1/18	8,700	8,702
Greenville County SC School District GO	5.500%	12/1/16	13,450	13,679
2 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.490%	8/5/16 (4)	5,625	5,625
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/20	600	692
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/21	1,000	1,177
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/22	1,000	1,198
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,804
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,472
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	571
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,169
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/22	1,290	1,560
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	15,318
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	7,358
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	23,344
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/19	1,250	1,415

South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/20	3,250	3,776
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/21	2,635	3,135
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/22	3,785	4,593
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,368
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	312
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	538
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,109
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,700	3,080
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	1,000	1,169
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	1,500	1,680
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.500%	11/1/17	1,000	1,047
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,640
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,131
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,750	2,038
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,594
South Carolina Public Service Authority
Revenue	5.000%	1/1/17 (ETM)	2,000	2,038
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	6,391
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	18,545	21,715
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	290	348
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	2,500	3,002
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	15,000	18,011
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,095	1,340
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,500	1,835
1 South Carolina Public Service Authority
Revenue	5.000%	12/1/22	500	602
1 South Carolina Public Service Authority
Revenue	5.000%	12/1/23	500	612

2 South Carolina Public Service Authority
Revenue TOB VRDO	0.520%	8/5/16	6,520	6,520
2 South Carolina Public Service Authority
Revenue TOB VRDO	0.680%	8/5/16	7,500	7,500
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	18,082
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	29,249
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	4,220	4,921
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	4,885	6,078
				264,449
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	578
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/20	635	713
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/20	645	749
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/21	500	567
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/21	550	655
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	375	456
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	535	650
				4,368
Tennessee (1.5%)
2 Blount County TN Public Building Authority
Revenue TOB VRDO	0.440%	8/5/16 LOC	13,480	13,480
Chattanooga TN Electric System Revenue	5.000%	9/1/20	3,820	4,461
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	3,004
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,458
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/22	1,715	2,064
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,825
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	44,780
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	13,237
Memphis TN GO	5.000%	10/1/17	2,500	2,631
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	7/1/22	5,280	6,224
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/17 (13)	6,345	6,598
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	10,418
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	28,297
3 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	1.040%	4/1/17 (Prere.)	4,760	4,760

3 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	1.040%	10/1/17	4,940	4,934
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,420
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,825
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,160
Murfreesboro TN GO	5.000%	6/1/20	3,950	4,576
Shelby County TN GO	5.000%	3/1/19	10,275	11,427
Shelby County TN GO	5.000%	4/1/23	1,000	1,243
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	6,953
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.390%	8/1/16 (4)	8,490	8,490
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.400%	8/1/16 (4)	11,600	11,600
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,500	9,535
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	8,590	9,095
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	12,825	14,011
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	2,735	3,086
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	19,005	21,821
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/21	8,510	9,859
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	13,125	15,450
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,540	1,806
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,280	1,536
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,275	2,714
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,780	3,385
Tennessee GO	5.000%	8/1/18	16,000	17,430
Tennessee GO	5.000%	8/1/18	5,185	5,648
Tennessee GO	5.000%	10/1/18	3,730	4,090
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	2,980	3,229
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/45	4,340	4,679
Washington County TN GO	4.000%	6/1/21	2,030	2,319
Washington County TN GO	4.000%	6/1/22	5,030	5,835
Washington County TN GO	4.000%	6/1/23	5,260	6,186
				349,579
Texas (10.8%)
Alvin TX Independent School District GO	5.000%	2/15/22	1,780	2,156

Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,150
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,177
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,200
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	550
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	571
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,176
Austin TX GO	4.250%	9/1/16	2,480	2,489
Austin TX GO	5.000%	9/1/17	3,250	3,410
Austin TX GO	5.000%	9/1/22	11,720	14,394
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,138
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,420	2,838
Bexar County TX GO	5.000%	6/15/21	5,155	6,134
Bexar County TX GO	5.000%	6/15/21	2,930	3,486
Bexar County TX GO	5.000%	6/15/22	6,000	7,305
Bexar County TX GO	5.000%	6/15/22	2,775	3,379
Bexar County TX GO	5.000%	6/15/23	9,220	11,461
Bexar County TX GO	5.000%	6/15/23	4,055	5,040
Brownsville TX Independent School District GO	5.000%	2/15/22	2,770	3,356
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,451
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,189
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17 (ETM)	570	582
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	265
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18 (ETM)	1,450	1,555
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	530	583
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	693
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	625	707
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,000	1,158
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,295	1,504
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	1,375	1,634
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	2,500	3,030
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	6,247
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,993
Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,786
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	5,251
1 Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,226
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,817
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/22	9,835	11,914
Dallas TX GO	5.000%	2/15/17 (ETM)	25	26
Dallas TX GO	5.000%	2/15/17	8,855	9,076
Dallas TX GO	5.000%	2/15/21	7,500	8,868

Dallas TX GO	5.000%	2/15/21	3,240	3,831
Dallas TX GO	5.000%	2/15/22	4,290	5,192
Dallas TX GO	5.000%	2/15/23	3,500	4,329
Dallas TX Independent School District GO	5.000%	8/15/23	7,265	9,137
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,067
Dallas TX Independent School District GO PUT	5.000%	2/15/22	20,000	24,023
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,268
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,047
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/17	1,200	1,265
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/18	500	547
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,831
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	1,000	1,132
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,831
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,912
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,000	1,165
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,000	4,772
Denton County TX GO	5.000%	7/15/22	2,000	2,435
Denton County TX GO	5.000%	7/15/23	2,090	2,590
Denton TX GO	5.000%	2/15/22	2,000	2,288
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,137
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,577
Denton TX Independent School District GO PUT	2.000%	8/1/18	3,125	3,196
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,295
El Paso TX GO	5.000%	8/15/21	5,615	6,691
El Paso TX GO	5.000%	8/15/21	1,935	2,306
El Paso TX GO	5.000%	8/15/22	2,795	3,404
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,069
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,110
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,986
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,181
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,207
Fort Bend County TX GO	5.000%	3/1/20	1,000	1,146
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,340
Fort Bend County TX GO	5.000%	3/1/21	2,000	2,362
Fort Bend County TX GO	5.000%	3/1/22	2,500	3,020
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	241
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	246
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,695	2,078
Fort Worth TX GO	5.000%	3/1/18	4,375	4,680
Fort Worth TX GO	5.000%	3/1/19	3,500	3,888
Fort Worth TX GO	5.000%	3/1/20	10,075	11,551
Fort Worth TX GO	5.000%	3/1/21	10,060	11,879
Fort Worth TX GO	5.000%	3/1/23	9,985	12,313
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,378
Frisco TX GO	5.000%	2/15/17	3,000	3,074
Frisco TX GO	5.000%	2/15/18	3,325	3,551

Frisco TX GO	5.000%	2/15/20	4,110	4,715
Frisco TX GO	5.000%	2/15/21	4,295	5,074
Frisco TX GO	5.000%	2/15/21	8,890	10,477
Frisco TX GO	5.000%	2/15/22	7,730	9,318
Frisco TX GO	5.000%	2/15/23	4,115	5,058
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,457
Grand Parkway Transportation Corp. Texas
System Toll Revenue BAN	3.000%	12/15/16	194,500	196,387
Grand Prairie TX Independent School District
GO	5.000%	2/15/21	1,500	1,772
Grand Prairie TX Independent School District
GO	5.000%	2/15/22	1,000	1,211
Grand Prairie TX Independent School District
GO	5.000%	2/15/23	675	836
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.500%	8/5/16	8,200	8,200
3 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.940%	6/1/17	3,865	3,861
3 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.040%	6/1/18	1,750	1,750
3 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.140%	6/1/19	2,250	2,253
3 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.190%	6/1/20	2,000	2,000
3 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) PUT	1.020%	12/1/19	9,000	8,978
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/20	2,500	2,910
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/21	1,600	1,908
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/22	1,800	2,186
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.380%	8/1/16	18,030	18,030
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.380%	8/1/16	13,300	13,300
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/19	2,350	2,656
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	4,000	4,777
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	2,500	3,047

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/18	425	452
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,538
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,013
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,202
Harris County TX GO	5.000%	10/1/16	4,500	4,536
Harris County TX GO	5.000%	10/1/17	6,775	7,130
Harris County TX GO	5.000%	10/1/18	2,675	2,928
Harris County TX GO	5.000%	10/1/18	4,805	5,259
Harris County TX GO	5.000%	10/1/22	1,100	1,353
Harris County TX GO	5.000%	10/1/22	10,025	12,330
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/18	1,000	1,098
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/19	400	454
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.380%	8/1/16	4,190	4,190
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.380%	8/1/16	12,445	12,445
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,283
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,848
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	660
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	9,659
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,010
3 Harris County TX Toll Road Revenue	1.220%	8/15/18	4,000	4,004
3 Harris County TX Toll Road Revenue PUT	1.140%	8/15/18	34,250	34,228
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,560
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,315
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,855
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,120
2 Houston TX Airport System Revenue TOB
VRDO	0.470%	8/5/16	1,360	1,360
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,670
Houston TX Community College System GO	5.000%	2/15/19	870	964
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,170
Houston TX GO	5.000%	3/1/17	1,000	1,027
Houston TX GO	5.000%	3/1/18	1,000	1,069
Houston TX GO	5.000%	3/1/19	12,195	13,512
Houston TX GO	5.000%	3/1/19	1,135	1,258
Houston TX GO	5.000%	3/1/19	10,000	11,080
Houston TX GO	5.000%	3/1/19 (Prere.)	4,460	4,937
Houston TX GO	5.000%	3/1/22	20,000	23,979
Houston TX GO	5.000%	3/1/23	9,105	11,138
Houston TX GO	5.000%	3/1/24	540	599
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/19	700	787

Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/21	1,500	1,769
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,434
Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,874
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,206
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	1,880
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	14,276
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	14,427
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,747
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,416
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,930
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	4,107
Houston TX Utility System Revenue	5.000%	11/15/20	5,000	5,872
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,933
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	6,016
Houston TX Utility System Revenue	5.000%	11/15/21	5,460	6,588
Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,935
Houston TX Utility System Revenue	5.000%	11/15/22	7,115	8,746
Houston TX Utility System Revenue	5.000%	11/15/23	7,400	9,278
3 Houston TX Utility System Revenue PUT	1.040%	8/1/16	41,000	41,000
3 Houston TX Utility System Revenue PUT	1.190%	6/1/17	18,000	17,992
3 Houston TX Utility System Revenue PUT	1.340%	5/1/20	19,500	19,409
Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,543
Irving TX Independent School District GO	5.000%	2/15/23	2,000	2,477
Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,584
Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,786
Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,876
3 Katy TX Independent School District GO PUT	0.872%	8/15/19	14,470	14,424
Keller TX Independent School District GO	5.000%	8/15/20	2,650	3,084
Keller TX Independent School District GO	5.000%	8/15/22	3,000	3,662
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/21	800	926
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/22	1,000	1,176
Klein TX Independent School District GO	5.000%	8/1/20	2,500	2,905
Klein TX Independent School District GO	5.000%	8/1/21	8,550	10,233
Klein TX Independent School District GO	5.000%	8/1/22	5,000	6,126
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/19	2,705	3,000
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/20	3,005	3,445
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/21	2,320	2,741
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/22	2,500	3,028
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,570
Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,088
Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,885
Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,665
Lewisville TX Independent School District GO	4.000%	8/15/20	1,000	1,123
Lewisville TX Independent School District GO	5.000%	8/15/20	18,000	20,946
Lewisville TX Independent School District GO	4.000%	8/15/21	2,240	2,568
Lewisville TX Independent School District GO	5.000%	8/15/21	12,700	15,217
Lewisville TX Independent School District GO	5.000%	8/15/22	7,500	9,197

Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	3,176
Lone Star College System Texas GO	5.000%	2/15/22	6,000	7,232
2 Lone Star College System Texas GO TOB
VRDO	0.470%	8/5/16	2,905	2,905
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,769
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	850	1,020
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,200	1,466
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/20	1,000	1,152
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/21	800	946
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,050	2,475
Lubbock TX GO	5.000%	2/15/21	1,755	2,064
Lubbock TX GO	5.000%	2/15/21	850	1,000
Lubbock TX GO	5.000%	2/15/22	645	781
Lubbock TX GO	5.000%	2/15/22	1,590	1,924
Lubbock TX GO	5.000%	2/15/23	720	889
Lubbock TX GO	5.000%	2/15/23	1,780	2,197
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	4,210	4,378
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,908
Magnolia TX Independent School District GO	5.000%	8/15/21	1,505	1,803
Magnolia TX Independent School District GO	5.000%	8/15/22	1,580	1,937
Magnolia TX Independent School District GO	5.000%	8/15/23	510	639
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,706
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.600%	10/3/16	9,600	9,601
New Hope TX Cultural Education Facilities
Finance Corp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	193
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/21	310	337
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	4.000%	4/1/22	215	236
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/23	1,265	1,470
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/17	1,000	1,046
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	816
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	2,141
North East TX Independent School District GO	5.000%	2/1/22	6,985	8,453
1 North East TX Independent School District GO
PUT	1.420%	8/1/21	9,000	9,002

North East TX Regional Mobility Authority
Revenue	5.000%	1/1/24	1,285	1,554
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,003
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,789
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,551
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,404
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	792
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,544
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,000	2,272
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,680
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,160
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,280	13,158
North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,600	4,199
North Texas Tollway Authority System Revenue	5.000%	1/1/22	5,250	6,267
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,780
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,155	7,347
North Texas Tollway Authority System Revenue	5.000%	1/1/23	9,500	11,580
3 North Texas Tollway Authority System Revenue
PUT	1.240%	1/1/19	15,000	14,999
3 North Texas Tollway Authority System Revenue
PUT	1.110%	1/1/20	29,690	29,778
2 North Texas Tollway Authority System Revenue
TOB VRDO	0.470%	8/5/16 (13)	22,360	22,360
Northside Independent School District Texas
GO PUT	2.125%	8/1/20	6,485	6,526
Northside Independent School District Texas
GO PUT	1.750%	6/1/22	12,500	12,509
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	1,962
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,634
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	10,690
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	3,319
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,407
Prosper TX Independent School District GO	5.000%	2/15/22	1,315	1,596
Prosper TX Independent School District GO	5.000%	2/15/23	400	497
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	3,035
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,727
Rockwall TX GO	5.000%	8/1/21	800	953
Rockwall TX GO	5.000%	8/1/22	2,770	3,368
Rockwall TX GO	5.000%	8/1/23	1,635	2,029
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,704
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,225
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,503
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,795	7,797
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,100	6,118
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,450
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,124
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	6,980	7,993
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	5,450	6,433

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	12,000	14,163
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	4,000	4,831
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	11,750	14,192
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	26,500	32,693
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,516
3 San Antonio TX Electric & Gas Systems
Revenue PUT	0.720%	2/1/17	25,000	24,991
3 San Antonio TX Electric & Gas Systems
Revenue PUT	0.820%	2/1/18	27,250	27,158
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,165	10,407
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/20	20,000	21,586
2 San Antonio TX Electric and Gas Systems
Revenue TOB VRDO	0.470%	8/5/16	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,231
San Antonio TX GO	5.000%	2/1/17	1,300	1,330
San Antonio TX GO	5.000%	8/1/17	1,070	1,119
San Antonio TX GO	5.000%	2/1/18	3,500	3,735
San Antonio TX GO	5.000%	8/1/18	1,000	1,089
San Antonio TX GO	5.000%	2/1/20	2,500	2,868
San Antonio TX GO	5.000%	2/1/21	3,500	4,140
San Antonio TX GO	5.000%	2/1/22	3,000	3,632
San Antonio TX Independent School District GO	5.000%	8/15/22	1,330	1,631
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,270	7,435
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,237
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,518
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,734
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,734
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,190
San Antonio TX Water Revenue	5.000%	5/15/22	1,750	2,124
3 San Antonio TX Water Revenue PUT	1.120%	11/1/16	15,000	15,001
3 San Antonio TX Water Revenue PUT	0.840%	11/1/17	16,875	16,803
Schertz-Cibolo-Universal City TX Independent
School District GO	5.000%	2/1/23	3,830	4,720
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,016
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	3,000	3,501
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/21	2,500	2,997
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	3,900	4,776
Spring Branch TX Independent School District
GO	5.000%	2/1/22	5,000	6,051

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Hendrick
Medical Center)	5.000%	9/1/21	1,200	1,409
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,514
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,845	2,146
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,866
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16 (ETM)	95	95
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16 (ETM)	1,215	1,217
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17 (ETM)	150	157
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17 (ETM)	1,850	1,936
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,753
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,770
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.440%	8/5/16	15,000	15,000
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/21	1,000	1,184
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/22	1,375	1,665
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	4,425	5,268
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/22	6,000	7,310
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/23	13,235	16,488
Texas GO	5.000%	10/1/17	7,500	7,897
Texas GO	5.000%	10/1/18	7,500	8,220
Texas GO	5.000%	10/1/18	4,650	5,095
Texas GO	5.000%	10/1/19	8,000	9,092
Texas GO	5.000%	10/1/20	10,000	11,711
Texas GO	5.000%	4/1/21	3,490	4,145
Texas GO	5.000%	10/1/21	19,000	22,874
Texas GO	5.000%	10/1/21	5,950	7,163
2 Texas GO TOB VRDO	0.460%	8/5/16	10,735	10,735
2 Texas GO TOB VRDO	0.540%	8/5/16	3,196	3,196
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	170	173
3 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.910%	9/15/17	3,210	3,200

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	2,425	2,561
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	29,430	30,518
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/18	1,740	1,903
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,569
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	6,495	7,301
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	6,873
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	3,750	4,320
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	2,000	2,349
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	3,415	4,157
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,076
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/19 (15)	2,300	2,541
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/20 (15)	1,500	1,690
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	8,030	8,054
Texas Tech University System Financing
System Revenue	5.000%	8/15/17	2,115	2,213
Texas Tech University System Financing
System Revenue	5.000%	8/15/18	3,065	3,336
Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,430
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	5,816
Texas Transportation Commission GO	5.000%	4/1/19	13,425	14,981
Texas Transportation Commission GO	5.000%	4/1/20	11,465	13,218
Texas Transportation Commission GO	5.000%	10/1/20	15,000	17,566
Texas Transportation Commission GO	5.000%	10/1/21	15,000	18,059
Texas Transportation Commission GO	5.000%	4/1/22	13,925	16,931
Texas Transportation Commission GO	5.000%	10/1/24	9,295	11,893
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/22	16,855	20,742
3 Texas Transportation Commission Mobility Fund
GO PUT	0.820%	10/1/18	50,000	49,692
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	1,902
Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	27,252
Texas Transportation Commission Revenue	5.000%	10/1/20	35,000	40,988
Texas Transportation Commission Revenue	5.000%	10/1/21	37,000	44,545
3 Texas Transportation Commission Revenue
PUT	0.790%	4/1/17	69,000	68,950
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,200	21,906
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,770
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,486
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,854

Texas Water Development Board Revenue	5.000%	10/15/22	3,480	4,286
University of Houston Texas Revenue	5.000%	2/15/20	6,100	6,989
University of Houston Texas Revenue	5.000%	2/15/21	4,405	5,196
University of Houston Texas Revenue	5.000%	2/15/23	6,880	8,476
University of North Texas Revenue	5.000%	4/15/18	1,000	1,074
University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	375
University of North Texas Revenue	5.000%	4/15/20	2,180	2,508
University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	4,020	4,674
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	4,175	4,995
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	1,250	1,496
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	2,820	3,457
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	1,500	1,839
University of Texas Permanent University Fund
Revenue	5.000%	7/1/23	1,250	1,566
University of Texas System Revenue Financing
System Revenue	5.250%	8/15/16	10,090	10,112
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	26,323
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	7,090
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	4,932
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	10,457
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,649
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,660	4,272
1 University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	2,000	2,396
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	5,000	6,002
1 University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	5,260	6,448
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	2,500	3,074
1 University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	15,000	18,783
Waller TX Independent School District GO	5.000%	2/15/22	1,095	1,320
				2,535,981
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,443
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.400%	8/5/16 LOC	28,170	28,170
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	5,625	5,856
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,353
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	2,425	2,627
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	8,000	8,667

Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/19	2,360	2,650
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/20	3,500	3,789
University of Utah Revenue	4.000%	8/1/20	700	788
University of Utah Revenue	5.000%	8/1/21	600	719
University of Utah Revenue	5.000%	8/1/22	1,150	1,407
University of Utah Revenue	5.000%	8/1/23	600	750
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,726
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,175	10,269
Utah GO	5.000%	7/1/17	6,125	6,382
Utah GO	5.000%	7/1/17	10,000	10,419
Utah GO	5.000%	7/1/18	19,000	20,630
Utah GO	5.000%	7/1/18	3,000	3,257
Utah Transit Authority Sales Tax Revenue	1.600%	6/15/18	14,000	14,193
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	653
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	861
Washington County UT School District GO	5.000%	3/1/22	5,165	6,295
				137,904
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/21	350	415
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/22	650	787
				1,202
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,038
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	5,653
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	5,962
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,113
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,260
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,289
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/22	5,950	5,959
				31,274
Virginia (2.4%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/20	2,500	2,925
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/21	6,185	7,439
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,556
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,568
Fairfax County VA GO	4.000%	10/1/21	6,510	7,513
Fairfax County VA GO	3.000%	10/1/22	9,555	10,634
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	11,699

3 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	2.340%	2/1/17	6,500	6,524
Halifax County VA Industrial Development
Authority Revenue (Virginia Electric & Power
Co.) PUT	2.150%	9/1/20	10,000	10,398
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,233
Loudoun County VA GO	5.000%	12/1/18	3,435	3,790
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.430%	8/5/16	5,725	5,725
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.750%	5/16/19	10,000	10,228
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,605
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,683
University of Virginia Revenue	5.000%	9/1/17	1,275	1,338
University of Virginia Revenue	5.000%	6/1/20	500	581
University of Virginia Revenue	5.000%	6/1/21	2,660	3,188
University of Virginia Revenue	5.000%	8/1/21	33,000	39,733
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,494
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,258
Virginia Beach VA GO	5.000%	5/1/20	4,300	4,987
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	10,226
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	19,465	23,568
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/17	1,150	1,184
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/18	425	450
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/19	425	461
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/20	275	304
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,000	1,125
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,140	1,283
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/22	570	650

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (ETM)	5	5
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	695	698
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	7,685	8,962
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	22,278
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	10,990	13,174
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	11,870	14,555
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/23	12,110	15,185
Virginia Commonwealth Transportation Board
GAN	5.000%	9/15/20	3,130	3,657
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	5,070	5,215
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	3,015	3,101
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	3,120
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,515
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	8,763
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	1,947
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	9,559
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,819
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	13,120
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	4,725	5,142
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	4,965	5,606
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	17,870	20,177
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,530	9,631
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	5,220	6,077
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	18,830	21,922
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/22	11,350	12,794
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	5,812
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	32,008

Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,570
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	18,125
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	18,298
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	23,771
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	43,628
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	5,874
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,979
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	8,232
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,124
				564,793
Washington (2.7%)
2 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.390%	8/1/16	7,275	7,275
Central Washington University System Revenue	5.000%	5/1/17	1,860	1,920
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,102
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,278
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,459
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	22,000	23,861
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,160	1,346
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	14,583
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	20,833
3 Everett WA GO PUT	0.840%	12/1/19	3,910	3,852
3 Grant County WA Public Utility District No. 2
Electric System Revenue PUT	0.760%	12/1/17	10,000	9,962
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,851
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,935
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,345
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,503
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,443
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,722
King County WA Sewer Revenue	5.250%	1/1/18 (Prere.)	35,000	37,332
King County WA Sewer Revenue	5.000%	1/1/19	12,835	14,171
King County WA Sewer Revenue	5.000%	7/1/22	5,330	6,520
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,529
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,165
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,196
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,225
Port of Seattle WA Revenue	5.000%	3/1/20	4,000	4,593
Port of Seattle WA Revenue	5.000%	3/1/22	1,250	1,508
Seattle WA GO	4.250%	12/1/16	1,080	1,094
Seattle WA GO	5.000%	5/1/18	7,935	8,554
Seattle WA GO	5.000%	5/1/19	8,385	9,386

seattle wa go	5.000%	6/1/22	15,755	19,235
3 seattle wa municipal light & power revenue
put	1.120%	11/1/18	6,750	6,750
3 seattle wa municipal light & power revenue
put	1.120%	11/1/18	8,250	8,250
snohomish county wa school district no. 15
(edmonds) go	5.000%	12/1/20	1,000	1,171
snohomish county wa school district no. 4
(lake stevens) go	5.000%	12/1/21	735	885
snohomish county wa school district no. 4
(lake stevens) go	5.000%	12/1/22	700	860
tobacco settlement authority washington
Revenue	5.000%	6/1/25	3,925	3,938
University of Washington Revenue	5.000%	4/1/17	6,880	7,091
University of Washington Revenue	5.000%	4/1/18	7,225	7,759
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,245
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	47,985
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	49,132
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,242
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/19	850	952
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,541
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	15,537
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,671
Washington GO	5.000%	7/1/17	5,000	5,208
Washington GO	5.000%	8/1/17	6,605	6,904
Washington GO	5.000%	8/1/17	11,175	11,681
Washington GO	5.000%	7/1/18	24,315	26,356
Washington GO	5.000%	7/1/18	15,000	16,259
Washington GO	5.000%	7/1/18	21,220	23,002
Washington GO	5.000%	7/1/19	14,580	16,395
Washington GO	5.000%	7/1/19	19,770	22,231
Washington GO	5.000%	7/1/20	9,070	10,523
Washington GO	5.000%	8/1/20	10,000	11,634
Washington GO	5.000%	7/1/21	11,000	12,753
Washington GO	5.000%	8/1/23	14,325	17,865
2 Washington GO TOB VRDO	0.470%	8/5/16	4,000	4,000
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/20	875	988
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/21	1,000	1,152
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/22	1,965	2,305
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,505
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/19	850	932

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,126
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,120
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,600
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,141
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,163
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,194
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,310
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,430
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	766
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,133
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,201
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,660
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	658
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,248
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	884
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	870
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.450%	8/5/16	10,000	10,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.875%	1/1/22	3,000	3,013
Washington State University General Revenue	5.000%	4/1/20	1,100	1,266
Washington State University General Revenue	5.000%	4/1/21	1,300	1,539
Washington State University General Revenue	5.000%	4/1/22	1,400	1,694
				622,496
West Virginia (0.2%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,064
West Virginia Economic Development Authority
Pollution Control Revenue (American Electric
Power Co.Inc.)	3.250%	5/1/19	10,000	10,452
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,060
West Virginia GO	5.000%	6/1/22	11,010	13,421
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,760
West Virginia University Revenue	5.000%	10/1/18	1,300	1,421
3 West Virginia University Revenue PUT	0.970%	10/1/19	3,500	3,476

West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	893
				42,547
Wisconsin (0.9%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,149
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	3,543
Milwaukee WI GO	5.000%	5/1/18	11,655	12,551
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/18	750	806
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	758
Wisconsin Clean Water Revenue	5.000%	6/1/22	5,500	6,704
Wisconsin GO	5.000%	5/1/17 (ETM)	160	165
Wisconsin GO	5.000%	5/1/17 (ETM)	4,700	4,859
Wisconsin GO	5.000%	5/1/17	3,240	3,352
Wisconsin GO	5.000%	5/1/17	7,000	7,241
Wisconsin GO	5.000%	11/1/17	4,500	4,754
Wisconsin GO	5.000%	11/1/18	11,000	12,090
Wisconsin GO	5.000%	5/1/19	5,000	5,597
Wisconsin GO	5.000%	5/1/19	5,000	5,597
Wisconsin GO	5.000%	11/1/19	3,100	3,534
Wisconsin GO	5.000%	5/1/20	5,250	6,074
Wisconsin GO	5.000%	11/1/20	7,400	8,700
Wisconsin GO	5.000%	5/1/24	9,045	10,977
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/18	850	934
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/20	820	956
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	34,460	39,624
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,035
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,202
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,287
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	10,410
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	3,500	3,513
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/17	1,000	1,035
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,087

Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	823
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,644
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/19	1,500	1,704
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	6,181
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/20	2,275	2,655
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/21	2,485	2,976
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (Prere.)	3,740	4,074
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (ETM)	730	795
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	4.000%	12/15/16	525	532
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/18	500	549
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/21	800	957
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/18	1,495	1,608
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,371
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	5,377
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,677
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	1,570	1,845
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,690
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	1,525	1,824
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/23	375	456
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/24	1,475	1,819
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/20	900	1,025
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/21	900	1,049

Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/22	1,375	1,636
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/23	1,400	1,696
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	525	558
				219,055
Total Tax-Exempt Municipal Bonds (Cost $22,575,323)				22,997,133
			Shares
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)
5 Vanguard Municipal Cash Management Fund
(Cost $707,468)	0.414%		707,468,354	707,468
Total Investments (101.2%) (Cost $23,282,791)				23,704,601
Other Assets and Liabilities-Net (-1.2%)4				(288,399)
Net Assets (100%)				23,416,202

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2016.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $1,293,345,000, representing 5.5% of net assets.
3 Adjustable-rate security.
4 Securities with a value of $3,042,000 and cash of $4,100,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Limited-Term Tax-Exempt Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Limited-Term Tax-Exempt Fund

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	22,997,133	—
Temporary Cash Investments	707,468	—	—
Futures Contracts—Assets[1]	1,719	—	—
Total	709,187	22,997,133	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2016	3,030	369,707	1,226

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2016, the cost of investment securities for tax purposes was $23,284,012,000. Net unrealized appreciation of investment securities for tax purposes was $420,589,000, consisting of unrealized gains of $438,160,000 on securities that had risen in value since their purchase and $17,571,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments  (unaudited)
As of July 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.0%)
Alabama (0.8%)
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	4.100%	11/3/16	31,500	31,786
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.470%	8/5/16	12,755	12,755
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	1.000%	8/1/16	12,100	12,104
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	0.875%	11/15/16	25,650	25,664
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	0.875%	12/1/16	9,200	9,201
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,007
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,698
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,604
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.625%	10/2/18	10,000	10,137
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/19	850	937
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/20	1,275	1,448
				108,341
Alaska (0.3%)
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	7,505	8,354
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/20	6,900	7,870
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,039
North Slope Borough AK GO	4.000%	6/30/17	9,000	9,289
North Slope Borough AK GO	4.000%	6/30/18	1,200	1,273
North Slope Borough AK GO	4.000%	6/30/18	5,340	5,665
				36,490
Arizona (0.7%)
Arizona COP	3.000%	10/1/16	315	316
Arizona COP	5.000%	10/1/16	750	756
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	4.000%	2/1/17	2,000	2,032
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,062
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.540%	8/5/16	5,000	5,000

2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.290%	2/5/20	12,500	12,737
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/16	375	381
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	792
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	548
Arizona School Facilities Board COP	4.000%	9/1/16	3,125	3,135
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	1,885
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,631
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	8,447
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/20	2,000	2,321
Arizona Transportation Board Highway Revenue	5.000%	7/1/18	2,000	2,169
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,735
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,228
Maricopa County AZ COP	5.000%	7/1/17	15,000	15,590
Maricopa County AZ COP	5.000%	7/1/18	10,000	10,794
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	4,108
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	4,250	4,426
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/18	2,690	2,862
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,064
Tempe AZ Excise Tax Revenue	5.000%	7/1/19	2,000	2,248
Tucson AZ Water System Revenue	5.000%	7/1/19	2,050	2,305
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/16	3,800	3,830
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/19	1,000	1,109
				97,511
Arkansas (0.3%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	3.000%	12/1/16	7,485	7,548
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	3.000%	2/1/18	1,000	1,027
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	4/1/17	6,980	7,192
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/17	7,155	7,532
Baxter County AR Hospital Revenue	5.000%	9/1/18	1,000	1,075
Baxter County AR Hospital Revenue	5.000%	9/1/19	620	685
Little Rock AR Sewer Revenue	5.000%	10/1/17 (Prere.)	7,500	7,886
				32,945
California (10.9%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.000%	4/3/17	7,250	7,256
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.233%	8/1/17	31,500	31,534
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,089

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,030
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	62,400	62,993
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	8,950	9,161
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,703
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/16	1,200	1,200
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,201
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/17	575	589
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/18	1,000	1,053
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	1.060%	9/1/17	60,175	60,233
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.740%	12/1/17	32,250	32,151
California GO	5.000%	9/1/16	1,465	1,471
California GO	5.000%	9/1/16	8,000	8,033
California GO	5.000%	10/1/16	12,070	12,166
California GO	5.000%	9/1/17	4,250	4,458
California GO	5.000%	10/1/17	35,000	36,842
California GO	5.000%	4/1/18	10,385	11,156
California GO	5.000%	2/1/19	825	915
California GO	5.500%	4/1/19	17,830	20,122
California GO	5.000%	9/1/19	5,000	5,662
California GO	5.000%	9/1/19	9,005	10,197
California GO	5.000%	9/1/19	29,690	33,620
California GO	5.000%	9/1/19	38,795	43,930
California GO	5.000%	9/1/20	14,105	16,475
California GO	5.000%	9/1/20	5,500	6,424
2 California GO PUT	0.990%	12/1/16	40,650	40,650
2 California GO PUT	1.026%	12/1/17	14,250	14,263
California GO PUT	4.000%	12/1/17	8,350	8,593
2 California GO PUT	0.890%	5/1/18	29,500	29,404
2 California GO PUT	1.156%	12/3/18	7,600	7,612
California GO PUT	3.000%	12/1/19	28,825	30,623
1 California GO TOB VRDO	0.560%	8/5/16	33,860	33,860
1 California GO TOB VRDO	0.620%	8/5/16 (4)LOC	16,755	16,755
1 California GO TOB VRDO	0.620%	8/5/16 (4)LOC	14,960	14,960
1 California GO TOB VRDO	0.640%	8/5/16 (4)	15,925	15,925
California GO VRDO	0.440%	8/5/16 LOC	10,300	10,300
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,006
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	2.240%	7/1/17	8,825	8,874
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,019

California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,512
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,054
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.430%	8/5/16 LOC	16,000	16,000
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,400	9,888
3 California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	6,007
California Housing Finance Agency Multifamily
Housing Revenue	0.850%	8/1/16	25	25
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.097%	8/1/18	20,515	20,982
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.720%	4/3/17	2,900	2,897
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.720%	4/3/17	22,500	22,478
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,100	1,123
California Municipal Finance Authority
Multifamily Housing Revenue (Stevenson
House Apartments)	0.850%	11/1/17	3,000	3,003
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	0.940%	4/2/18	14,000	13,939
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/16	1,610	1,628
2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.540%	11/1/16	5,000	5,000
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.650%	11/1/16	4,000	4,000
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,188
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	8,205	8,514
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	11,501
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,700
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/17	5,000	5,147
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/18	5,000	5,309
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/16	1,500	1,523
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/16	3,070	3,089
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/17	6,220	6,338
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,710	2,792

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,073
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/19	8,760	9,751
California State University Systemwide Revenue
PUT	3.000%	11/1/19	21,000	22,267
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.480%	8/5/16 (4)	9,600	9,600
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.505%	8/5/16 (4)	29,450	29,450
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/17	350	355
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	375	388
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	539
1 California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group) TOB VRDO	0.590%	8/5/16	4,880	4,880
2 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	1.390%	5/1/17	1,250	1,253
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,380	6,588
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	7,500	7,745
1 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	0.640%	8/5/16	10,010	10,010
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	4.000%	8/15/18	1,565	1,671
1 California Statewide Communities Development
Authority Revenue (St. Joseph Health
System) TOB VRDO	0.470%	8/5/16 (4)	17,832	17,832
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,165	1,170
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/19	500	557
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	572
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/17	1,500	1,568
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,181
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,352

	Chula Vista CA Industrial Development Revenue
	(San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,705
	Chula Vista CA Municipal Financing Authority
	Special Tax Revenue	5.000%	9/1/16	1,180	1,185
	Chula Vista CA Municipal Financing Authority
	Special Tax Revenue	5.000%	9/1/17	565	591
1,2 Eaton Vance California Municipal Bond Fund II		1.290%	7/1/19	8,250	8,250
	El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,532
1	Fontana CA Public Financing Authority Tax
	Allocation Revenue TOB VRDO	0.690%	8/5/16 LOC	9,000	9,000
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.000%	1/15/18	19,485	20,185
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,620
1	Golden State Tobacco Securitization Corp.
	California Revenue TOB VRDO	0.610%	8/5/16 LOC	8,220	8,220
	Irvine CA Reassessment District No. 13-1
	Improvement Revenue	4.000%	9/2/16	1,065	1,069
	Jurupa CA Public Financing Authority Special
	Tax Revenue	4.000%	9/1/16	425	426
	Jurupa CA Public Financing Authority Special
	Tax Revenue	3.500%	9/1/17	425	437
	Jurupa CA Public Financing Authority Special
	Tax Revenue	4.000%	9/1/18	380	404
	Jurupa CA Public Financing Authority Special
	Tax Revenue	5.000%	9/1/19	610	687
	La Quinta CA Redevelopment Agency Tax
	Allocation Revenue	4.000%	9/1/16	1,600	1,605
	La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17	575	582
	La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	246
	Long Beach CA Finance Authority Natural Gas
	Purchase Revenue	5.250%	11/15/18	1,185	1,284
	Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	35,795
	Long Beach CA Unified School District GO	5.000%	8/1/19	2,740	3,098
	Los Angeles CA Department of Water & Power
	Revenue VRDO	0.400%	8/5/16	10,600	10,600
	Los Angeles CA GO	5.000%	9/1/18	12,900	14,097
	Los Angeles CA Unified School District GO	5.000%	7/1/18	23,335	25,322
	Los Angeles CA Unified School District GO	5.000%	7/1/18	73,395	79,646
	Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	10,667
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	13,849
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	5.000%	8/1/16	3,450	3,451
	Los Angeles County CA Redevelopment
	Authority Tax Allocation Revenue (Various
	Project Areas)	5.000%	9/1/17	3,815	3,993
	Los Angeles County CA Redevelopment
	Authority Tax Allocation Revenue (Various
	Project Areas)	5.000%	9/1/18	1,000	1,087
	Los Angeles County CA Regional Financing
	Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/20	210	210
2	Metropolitan Water District of Southern
	California Revenue PUT	0.820%	3/27/18	3,000	2,998
2	Metropolitan Water District of Southern
	California Revenue PUT	0.820%	3/27/18	10,750	10,741

2 Metropolitan Water District of Southern
California Revenue PUT	0.820%	3/27/18	20,000	19,983
2 Metropolitan Water District of Southern
California Revenue PUT	0.820%	3/27/18	10,250	10,242
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,100
Mount Diablo CA Unified School District GO	4.000%	8/1/16	1,070	1,070
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,629
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	734
North Orange County CA Community College
District GO	4.000%	8/1/19	10,990	12,099
Northern California Gas Authority No. 1
Revenue	1.063%	7/1/19	12,800	12,598
1 Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.910%	7/1/18	14,000	13,999
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.500%	8/4/16 LOC	5,000	5,000
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,108
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,664
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,686
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,688
Orange County CA Water District COP VRDO	0.430%	8/5/16 LOC	33,300	33,300
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	4.000%	8/1/16	1,325	1,325
Rancho CA Water District Finance Authority
Revenue VRDO	0.440%	8/5/16 LOC	6,525	6,525
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/17	2,000	2,057
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/17	3,705	3,841
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	541
Roseville CA Special Tax Revenue	3.000%	9/1/18	275	287
Roseville CA Special Tax Revenue	4.000%	9/1/19	875	954
San Bernardino CA City Unified School District
GO	4.000%	8/1/16	1,250	1,250
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,530
Santa Clara CA Electric Revenue VRDO	0.430%	8/5/16 LOC	26,890	26,890
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,456
University of California Revenue	5.000%	5/15/18	8,565	9,252
University of California Revenue	5.000%	5/15/18	3,000	3,240
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,325	2,359
				1,432,936
Colorado (1.9%)
Adams County CO COP	4.000%	12/1/19	1,250	1,378
Colorado Education Loan Program Revenue	2.000%	6/29/17	42,200	42,766
Colorado Education Loan Program Revenue	5.000%	6/29/17	19,100	19,879
Colorado General Fund Revenue	2.000%	6/27/17	35,000	35,441

Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	6,089
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.567%	11/12/20	5,000	4,979
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.567%	11/12/20	7,500	7,467
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.590%	8/5/16	10,000	10,000
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.690%	8/5/16 LOC	11,805	11,805
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,010
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.000%	12/1/17	700	716
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,657
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/18	600	635
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	3.000%	6/1/17	500	508
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	3.000%	6/1/18	600	620
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/19	1,000	1,072
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.470%	8/5/16	7,595	7,595
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.450%	8/5/16 LOC	4,225	4,225
Denver CO City & County Airport Revenue	0.505%	8/4/16 (12)	16,925	16,925
Denver CO City & County Airport Revenue	0.505%	8/5/16 (12)	12,300	12,300
Denver CO City & County School District GO	3.000%	12/1/16	13,515	13,633
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.620%	8/31/17	7,540	7,525
2 E-470 Public Highway Authority Colorado
Revenue PUT	2.190%	9/1/17 (14)	7,000	7,014
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/18	350	374
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,171
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	14,230	14,396
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (2)(Prere.)	11,280	11,411
				246,236
Connecticut (3.8%)
Bridgeport CT GO	5.000%	8/15/20	7,115	8,136
Connecticut GO	0.540%	8/5/16	12,740	12,740
Connecticut GO	0.540%	8/5/16	15,825	15,825
Connecticut GO	0.680%	8/5/16	31,935	31,935
2 Connecticut GO	0.870%	9/15/16	7,000	7,003
Connecticut GO	5.000%	11/1/16	7,000	7,083

Connecticut GO	5.000%	12/1/16	5,000	5,078
2 Connecticut GO	0.690%	1/1/17	10,210	10,211
2 Connecticut GO	0.750%	3/1/17	3,000	3,000
2 Connecticut GO	0.780%	3/1/17	7,415	7,400
2 Connecticut GO	1.120%	4/15/17	4,200	4,201
2 Connecticut GO	1.210%	5/15/17	3,120	3,127
2 Connecticut GO	1.140%	6/15/17	25,000	25,044
2 Connecticut GO	1.140%	6/15/17	35,240	35,302
Connecticut GO	5.000%	7/15/17	5,000	5,214
2 Connecticut GO	0.960%	9/15/17	1,850	1,851
Connecticut GO	4.000%	11/15/17	7,000	7,310
Connecticut GO	4.000%	11/15/17	40,795	42,602
2 Connecticut GO	0.790%	1/1/18	4,905	4,892
2 Connecticut GO	1.320%	4/15/18	2,250	2,253
2 Connecticut GO	1.360%	5/15/18	10,675	10,697
2 Connecticut GO	1.210%	9/15/18	4,000	3,998
Connecticut GO	5.000%	11/15/18	8,540	9,349
2 Connecticut GO	1.540%	5/15/19	5,000	5,030
2 Connecticut GO	1.360%	9/15/19	1,000	1,007
2 Connecticut GO PUT	1.090%	9/15/17	10,215	10,241
2 Connecticut GO PUT	1.790%	3/1/18	17,500	17,500
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	386
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	805
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.600%	2/1/17	35,000	35,023
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	40,068
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.900%	2/1/18	4,000	4,014
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	57,000	57,797
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	17,550	17,611
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	8,450	8,479
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.470%	8/5/16	3,600	3,600
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/16	4,150	4,183
Hartford CT GO	5.000%	7/1/18 (4)	650	702
Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,797
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,397
Hartford CT GO	5.000%	7/1/19 (4)	700	780
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,731
New Britain CT BAN	2.000%	3/23/17	12,500	12,613
New Britain CT GO	5.000%	3/1/17 (15)	600	615
New Britain CT GO	5.000%	3/1/19 (15)	1,000	1,105
New Britain CT GO	5.000%	3/1/20 (15)	1,175	1,336
				495,071
Delaware (0.1%)
Delaware GO	5.000%	7/1/18	2,000	2,171
Delaware GO	5.000%	2/1/19	1,000	1,110
Delaware GO	5.000%	3/1/19	1,000	1,114

Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/18	1,030	1,118
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19	3,500	3,940
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/20	785	912
New Castle County DE GO	5.000%	7/15/18	1,770	1,925
				12,290
District of Columbia (0.3%)
2 District of Columbia Income Tax Revenue	0.640%	12/1/16	6,135	6,135
2 District of Columbia Income Tax Revenue	0.740%	12/1/17	11,250	11,216
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/19	500	567
Metropolitan Washington DC Transit Authority
Revenue	5.000%	7/1/18	12,500	13,540
Metropolitan Washington DC Transit Authority
Revenue	4.000%	7/1/19	8,000	8,500
				39,958
Florida (2.9%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/18	425	453
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/19	750	827
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,103
Broward County FL Airport System Revenue	5.000%	10/1/18	700	765
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,199
Broward County FL School Board COP	5.000%	7/1/18	4,415	4,771
Broward County FL School Board COP	5.000%	7/1/19	2,355	2,634
Broward County FL School Board COP	5.000%	7/1/20	5,400	6,220
Cape Coral FL Special Obligation Revenue	4.000%	10/1/17	1,905	1,980
Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	642
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	55,219
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	5,555	5,862
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	6,260	6,490
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	39,539
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,474
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.150%	6/21/18	6,000	6,019
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.400%	12/1/17	6,500	6,543
3 Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	6,845	7,399
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	17,095	19,216
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	8,135	9,144
1 Florida Board of Education Public Education GO
TOB VRDO	0.470%	8/5/16 (12)	7,565	7,565

Florida Municipal Power Agency Revenue	5.000%	10/1/17	700	735
Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	872
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	902
Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,000	6,958
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/16	1,350	1,360
Florida Municipal Power Agency Revenue
(Stanton II Project)	4.000%	10/1/17	1,650	1,715
Halifax Hospital Medical Center Florida Hospital
Revenue	3.000%	6/1/17	1,000	1,018
Halifax Hospital Medical Center Florida Hospital
Revenue	3.000%	6/1/17	1,000	1,018
Halifax Hospital Medical Center Florida Hospital
Revenue	4.000%	6/1/18	500	528
Halifax Hospital Medical Center Florida Hospital
Revenue	4.000%	6/1/18	2,000	2,112
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	250	278
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	825	916
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	300	343
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.125%	11/15/16 (Prere.)	2,075	2,103
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/18	2,000	2,126
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,194
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/17	1,500	1,561
2 Lakeland FL Energy System Revenue	1.190%	10/1/17	10,000	10,006
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,135
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,006
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,283
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,180
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,837
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,029
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,188
Miami Beach FL Resort Tax Revenue	4.000%	9/1/17	1,250	1,296
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,822
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,318
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/17	400	416
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/18	505	535
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.500%	10/1/18	4,500	4,559
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,563
1 Miami-Dade County FL School Board COP TOB
VRDO	0.520%	8/5/16 (12)	26,000	26,000

1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.560%	8/5/16	8,510	8,510
3 Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	12,195	13,338
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	3.000%	12/1/16	1,000	1,007
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	3.000%	12/1/17	1,000	1,025
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	796
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/17	2,095	2,157
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	5,123
Palm Beach County FL School Board COP PUT	5.000%	8/1/16 (Prere.)	8,000	8,002
1 Palm Beach County FL School Board COP TOB
VRDO	0.500%	8/5/16	2,200	2,200
Pasco County FL School Board COP	0.890%	8/5/16 (2)	6,700	6,700
Reedy Creek FL Improvement District GO	4.000%	6/1/17	1,760	1,811
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	3,051
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/17	785	824
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,808
South Florida Water Management District COP	5.000%	10/1/19	1,750	1,986
South Florida Water Management District COP	5.000%	10/1/20	2,000	2,337
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.490%	8/5/16	6,350	6,350
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/17	1,000	1,054
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/20	1,600	1,846
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16 (ETM)	2,850	2,872
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16 (ETM)	2,645	2,665
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5	5
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,002
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,564
Tampa FL Water & Sewer Revenue	5.000%	10/1/16	6,885	6,940
Volusia County FL School Board COP	4.000%	8/1/18 (15)	400	426
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	547
Volusia County FL School Board COP	5.000%	8/1/20 (15)	350	405
				374,327
Georgia (3.5%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/17	2,500	2,549
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/18	3,000	3,191
Atlanta GA Airport Revenue	5.000%	1/1/18	500	531
1 Atlanta GA Airport Revenue TOB VRDO	0.640%	8/5/16 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	1.832%	11/1/18	56,750	57,672

Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,125
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.375%	4/4/17	2,275	2,283
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,025	10,106
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,326
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.300%	5/3/18	11,500	11,565
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,339
1 Cobb County GA Development Authority
Parking Facilities Lease Revenue (KSU
Central Parking Deck) TOB VRDO	0.490%	8/5/16 LOC	15,075	15,075
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/16	1,370	1,372
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/17	1,500	1,567
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,053
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	526
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	877
Forsyth County GA GO	5.000%	3/1/18	3,580	3,835
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	1.390%	2/18/20	17,575	17,554
Georgia GO	5.000%	11/1/16	2,400	2,428
Georgia GO	5.000%	7/1/17	5,280	5,501
Georgia GO	5.000%	2/1/18	32,085	34,250
Georgia GO	5.000%	7/1/18	72,620	78,834
Georgia GO	4.000%	1/1/19	1,085	1,175
Georgia GO	5.000%	7/1/19	3,350	3,634
Georgia GO	5.000%	10/1/19	3,765	4,283
Georgia GO	5.000%	7/1/20	5,055	5,890
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,825	1,860
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,825	1,939
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,400	1,487
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,656
Glynn County GA School District GO	5.000%	8/1/18	4,000	4,350
Glynn County GA School District GO	5.000%	8/1/19	7,000	7,895
Gwinnett County GA School District GO	3.000%	8/1/18	4,525	4,748
Gwinnett County GA School District GO	3.000%	2/1/19	25,000	26,512
Gwinnett County GA School District GO	3.000%	8/1/19	34,225	36,670
Gwinnett County GA School District GO	4.000%	2/1/20	16,725	18,646
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	250	256
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/17	240	250

2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.720%	7/1/17	18,000	17,983
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.740%	7/1/17	17,500	17,501
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,051
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.350%	12/11/20	5,700	5,947
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,823
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/16	1,325	1,340
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	1,794
				453,249
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/19	1,000	1,103

Hawaii (0.6%)
Hawaii County HI GO	4.000%	9/1/18	1,585	1,696
Hawaii County HI GO	5.000%	9/1/18	1,395	1,522
Hawaii County HI GO	5.000%	9/1/19	3,625	4,102
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	0.890%	2/24/17 (12)	4,855	4,855
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	0.890%	2/24/17	2,510	2,510
Hawaii GO	5.000%	10/1/18	15,000	16,424
Hawaii GO	5.000%	10/1/19	4,000	4,542
Hawaii GO	5.000%	4/1/20	10,000	11,521
Hawaii GO	5.000%	10/1/20	2,750	3,217
Honolulu HI City & County GO	5.000%	11/1/16	7,265	7,350
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	1,000	1,041
Honolulu HI City & County GO	5.000%	10/1/18	1,815	1,986
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,415
1 University of Hawaii Revenue TOB VRDO	0.470%	8/5/16 (13)(1)	19,800	19,800
				83,981
Idaho (0.1%)
Idaho Housing & Finance Association RAN	5.000%	7/15/18	7,545	8,146
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	7,352
				15,498
Illinois (3.8%)
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	2,841
Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,107
2 Chicago IL Board of Education GO PUT	4.440%	3/1/17	10,000	9,934
1 Chicago IL GO TOB VRDO	0.890%	8/5/16	15,180	15,180
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/17	5,000	5,292
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/17	4,000	4,234
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,490
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,628

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	4,420	4,861
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	4,000	4,541
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.560%	8/5/16 (4)	2,500	2,500
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.590%	8/5/16 (4)	21,645	21,645
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.640%	8/5/16	25,500	25,500
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.640%	8/5/16	22,895	22,895
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,975	2,140
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,111
Chicago IL Water Revenue	5.000%	11/1/18	675	731
1 Chicago IL Water Revenue TOB VRDO	0.690%	8/5/16	7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	0.690%	8/5/16	5,250	5,250
1 Cook County IL GO TOB VRDO	0.640%	8/5/16 LOC	7,500	7,500
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	5,000	5,099
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.480%	8/5/16	9,185	9,185
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.740%	2/24/17	5,750	5,750
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	5,000	5,562
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	4,500	4,648
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,224
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.560%	8/5/16 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	251
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/16	1,150	1,152
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/17	2,000	2,087
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	3.000%	9/1/16	125	125
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/17	100	103
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/18	155	164
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/19	200	216
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/20	260	284
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/19	1,000	1,115
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/20	1,030	1,180
Illinois Finance Authority Revenue (Presbyterian
Homes)	2.000%	11/1/16	850	853
Illinois Finance Authority Revenue (Presbyterian
Homes)	3.000%	11/1/17	800	820
Illinois Finance Authority Revenue (Presbyterian
Homes)	4.000%	11/1/18	550	587

Illinois Finance Authority Revenue (Presbyterian
Homes)	4.000%	11/1/19	1,000	1,089
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	11/1/20	1,875	2,160
2 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT	1.677%	5/1/21	2,500	2,520
3 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/20	5,575	6,150
3 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,435
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/16	1,395	1,414
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/17	1,000	1,053
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/18	750	819
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	564
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/17	750	778
Illinois Finance Authority Revenue (Swedish
Covenant Hospital) VRDO	0.440%	8/5/16 LOC	36,425	36,425
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/16	1,865	1,880
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/16	690	695
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.470%	8/5/16	2,960	2,960
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,395	2,399
Illinois GO	5.000%	1/1/17 (4)	3,000	3,052
Illinois GO	5.000%	5/1/17	8,100	8,328
Illinois GO	4.000%	2/1/18	4,000	4,148
Illinois GO	5.000%	4/1/18	2,500	2,643
Illinois GO	5.000%	5/1/18	8,000	8,480
Illinois GO	5.000%	8/1/18	22,160	23,655
Illinois GO	4.000%	2/1/19	7,500	7,882
Illinois GO	5.000%	2/1/19	875	941
Illinois GO	5.000%	5/1/19	12,000	12,963
Illinois GO	5.000%	7/1/19	4,725	5,118
Illinois GO	5.000%	8/1/19	15,000	16,276
Illinois Housing Development Authority Multi-
Family Housing Revenue (J. Michael
Fitzgerald Apartments Project) PUT	0.900%	1/1/18	5,125	5,135
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/17 (Prere.)	16,700	17,080
Illinois Regional Transportation Authority
Revenue PUT	0.650%	8/8/16	23,800	23,800
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,877
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.470%	8/5/16	325	325
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/17	24,125	24,535
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/17	7,500	7,627
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	14,540	14,777

1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.470%	8/5/16	10,360	10,360
McHenry County IL Conservation District GO	4.000%	2/1/17	3,000	3,053
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	4,990	5,164
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,012
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/17	365	377
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/18	500	529
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,270
				492,708
Indiana (0.8%)
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/18	250	271
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/19	200	225
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/20	350	405
Carmel IN Local Public Improvement Bond Bank
Revenue	4.000%	1/15/18	400	419
Carmel IN Local Public Improvement Bond Bank
Revenue	4.000%	7/15/18	500	532
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/19	750	829
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/19	1,000	1,125
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/20	1,000	1,144
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/20	805	934
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	1,000	1,009
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.650%	9/1/16	5,000	5,000
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/17	520	537
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	12/1/16	1,400	1,412
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,464
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,617
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	4.000%	5/1/17	500	512
Indiana Finance Authority Revenue	5.000%	2/1/18	1,415	1,509
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	4,133
Indiana Finance Authority Revenue	5.000%	2/1/19	815	903
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	2,133
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/17	1,000	1,025
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	4.000%	10/1/16	375	377

Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/17	350	368
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	410	448
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	2,080	2,099
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17 (Prere.)	50	50
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,950	9,995
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.150%	12/1/17	3,000	3,010
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	2,500	2,507
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	4,000	4,038
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	5,000	5,047
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,274
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.590%	8/5/16	23,935	23,935
Purdue University Indiana University COP	5.000%	7/1/19	1,000	1,125
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	4.000%	1/1/18	1,960	2,050
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,097
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,555
1 Zionsville IN Community Schools Building Corp.
Revenue TOB VRDO	0.570%	8/5/16 (4)LOC	5,980	5,980
				99,093
Iowa (0.3%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,770
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	7,573
Iowa Special Obligation Revenue	5.000%	6/1/18	11,055	11,940
Iowa Special Obligation Revenue	5.000%	6/1/19	5,500	6,163
Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	9,252
				38,698
Kansas (0.1%)
2 Kansas Department of Transportation Highway
Revenue	0.553%	9/1/17	4,100	4,089
2 Kansas Department of Transportation Highway
Revenue	0.633%	9/1/18	3,500	3,480
2 Kansas Department of Transportation Highway
Revenue	0.713%	9/1/19	3,000	2,978
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,340	1,540

Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	760
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.000%	9/1/17	1,000	1,036
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	563
				14,446
Kentucky (1.0%)
2 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	2.190%	2/1/17	11,165	11,170
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,569
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/18	1,280	1,378
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/19	2,665	2,974
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/20	1,000	1,151
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/17	510	518
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/17 (14)	500	522
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/18 (14)	1,500	1,622
Kentucky Property & Building Commission
Revenue	5.000%	8/1/16	2,600	2,601
Kentucky Property & Building Commission
Revenue	5.000%	10/1/16 (2)	4,250	4,283
Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	2,800	2,924
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	2,715	2,941
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	10,175	11,020
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	2,550	2,855
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	13,270	14,859
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	2,600	2,991
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	20,985	24,139
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	3.000%	7/1/17	250	255
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	33,795	35,033
3 Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.500%	10/1/17	5,445	5,738

Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,637
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	1,910
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/17	200	204
				135,294
Louisiana (1.5%)
Bossier City LA Utilities Revenue	5.500%	10/1/18 (Prere.)	19,215	21,215
2 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	0.827%	8/1/18	24,005	23,812
Industrial Development Board of the Parish of
East Baton Rouge LA (ExxonMobil Project)
Revenue VRDO	0.340%	8/1/16	1,489	1,489
Lafayette LA Communications System Revenue	5.000%	11/1/17 (4)	585	616
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,767
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,816
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/17	8,500	8,802
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18	5,000	5,378
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/19	10,645	11,854
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.797%	5/1/17	55,500	55,518
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.797%	5/1/18	13,500	13,476
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.877%	5/1/18	8,535	8,519
Louisiana GO	5.000%	8/1/16	5,000	5,001
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,173
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.560%	8/5/16 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	3.000%	5/15/17	250	254
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	3.000%	5/15/18	300	311
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	325
New Orleans LA GO	4.000%	12/1/18	700	751
New Orleans LA GO	4.000%	12/1/19	775	851
New Orleans LA Sewage Service Revenue	5.000%	6/1/17	1,000	1,036
New Orleans LA Water Revenue	5.000%	12/1/17	290	306
New Orleans LA Water Revenue	5.000%	12/1/18	500	547
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/17	3,730	3,857
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/18	9,000	9,606
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,740	3,020
				190,300
Maine (0.0%)
Maine GO	5.000%	6/1/18	3,855	4,170

Maine GO	4.250%	6/1/19	1,000	1,102
				5,272
Maryland (3.8%)
Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,172
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,477
Anne Arundel County MD GO	5.000%	4/1/18	2,585	2,777
Anne Arundel County MD GO	5.000%	4/1/18	980	1,053
Anne Arundel County MD GO	5.000%	4/1/18	11,300	12,139
Anne Arundel County MD GO	5.000%	4/1/18	2,590	2,782
Anne Arundel County MD GO	5.000%	4/1/18	2,000	2,148
Anne Arundel County MD GO	5.000%	10/1/18	3,085	3,380
Anne Arundel County MD GO	5.000%	10/1/18	1,455	1,594
Anne Arundel County MD GO	5.000%	10/1/18	4,295	4,706
Anne Arundel County MD GO	5.000%	4/1/19	12,750	14,230
Baltimore County MD GO	5.000%	2/1/19	2,800	3,108
Baltimore MD Consolidated Public Improvement
GO	4.000%	8/1/20	4,730	5,352
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	3,795	4,434
Frederick County MD GO	5.000%	8/1/18	2,800	3,050
Frederick County MD GO	5.000%	8/1/19	2,945	3,331
Frederick County MD GO	5.000%	8/1/20	2,145	2,506
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,749
Howard County MD GO	5.000%	8/15/19	1,375	1,557
Maryland Department of Transportation
Revenue	5.000%	12/15/18	16,020	17,703
Maryland Department of Transportation
Revenue	5.000%	12/15/19	17,875	20,478
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	9,108
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/17 (4)	1,250	1,285
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/18 (4)	810	858
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/19 (4)	675	735
Maryland GO	5.000%	8/1/16	27,680	27,687
Maryland GO	5.000%	8/1/16	5,000	5,001
Maryland GO	5.000%	8/1/16	4,500	4,501
Maryland GO	4.000%	8/15/16	9,570	9,585
Maryland GO	5.000%	3/1/17	1,450	1,489
Maryland GO	5.000%	3/1/18	3,395	3,636
Maryland GO	5.000%	3/15/18	5,000	5,364
Maryland GO	5.000%	11/1/18	1,375	1,512
Maryland GO	5.000%	3/1/19	10,000	11,137
Maryland GO	5.000%	3/1/19	3,420	3,809
Maryland GO	5.000%	3/15/19	1,090	1,216
Maryland GO	5.000%	3/15/19	9,285	10,356
Maryland GO	5.000%	6/1/19	18,490	20,785
Maryland GO	5.000%	8/1/19	5,000	5,655
Maryland GO	5.000%	11/1/19	7,855	8,961
Maryland GO	5.000%	6/1/20	44,410	51,609

Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/17	500	516
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,087
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.143%	11/15/17	11,905	11,909
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.893%	5/15/18	4,900	4,897
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.913%	5/15/18	9,625	9,623
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/16	3,015	3,021
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/17	2,020	2,113
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,174
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,927
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/17	500	519
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/19	900	1,003
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/17	1,790	1,863
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/18	1,695	1,836
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/17	5,000	5,197
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/19	10,570	11,755
Montgomery County MD GO	5.000%	11/1/16	5,800	5,868
Montgomery County MD GO	5.000%	11/1/17	4,800	5,072
Montgomery County MD GO	5.000%	7/1/19	12,820	14,455
Montgomery County MD GO	5.000%	8/1/19	1,570	1,776
Montgomery County MD GO	5.000%	12/1/19	14,950	17,104
Prince Georges County MD GO	5.000%	9/1/17	8,015	8,408
Prince Georges County MD GO	5.000%	3/1/18	5,280	5,654
Prince Georges County MD GO	5.000%	8/1/19	5,075	5,731
Prince Georges County MD GO	5.000%	3/1/20	1,950	2,243
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/19	4,800	5,355
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/20	4,040	4,661
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/19	4,285	4,817

Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/20	12,870	14,470
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	7,290	7,888
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/19	7,585	8,526
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/19	7,260	8,161
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	2,500	2,905
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	4,820	5,601
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	3.875%	7/1/19	1,065	1,092
				503,242
Massachusetts (3.8%)
Boston MA GO	5.000%	2/1/18	7,965	8,505
Boston MA GO	5.000%	8/1/18	4,045	4,407
Boston MA GO	5.000%	3/1/20	1,850	1,899
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18	1,000	1,089
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/19	9,500	10,685
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.530%	8/1/16	25,435	25,435
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.540%	8/5/16	29,957	29,957
Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,671
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,214
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.990%	9/30/16	12,045	12,046
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	1.020%	3/30/17	6,500	6,494
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	23,980	24,017
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.990%	1/30/18	8,785	8,784
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.920%	1/29/20	5,500	5,389
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	3.000%	7/1/17	2,310	2,355
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	3.000%	7/1/18	1,000	1,038
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/19	800	866
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	600	664
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,347
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/18	500	539
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,643
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.720%	7/1/17	15,360	15,355

Massachusetts GO	5.000%	8/1/16	3,375	3,376
Massachusetts GO	5.000%	10/1/16	3,000	3,024
Massachusetts GO	5.500%	12/1/16 (4)	2,500	2,544
2 Massachusetts GO	0.780%	1/1/17	14,100	14,101
2 Massachusetts GO	0.560%	2/1/17	65,000	65,000
2 Massachusetts GO	0.800%	2/1/17	15,485	15,488
2 Massachusetts GO	0.870%	1/1/18	9,100	9,104
Massachusetts GO PUT	1.050%	8/1/16	23,500	23,500
2 Massachusetts GO PUT	0.740%	8/1/17	25,000	24,986
1 Massachusetts GO TOB VRDO	0.530%	8/1/16 (4)LOC	14,780	14,780
1 Massachusetts GO TOB VRDO	0.470%	8/5/16	1,850	1,850
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,060	9,087
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	2,002
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	3,115	3,437
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.490%	8/3/16 (4)	30,615	30,615
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.480%	8/4/16 (4)	15,900	15,900
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.480%	8/5/16 (4)	24,000	24,000
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	1,500	1,707
Massachusetts Port Authority Revenue	4.000%	7/1/18	1,320	1,406
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	1,000	1,120
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	1,000	1,138
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.560%	8/5/16 (4)LOC	19,350	19,350
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.560%	8/5/16 LOC	30,115	30,115
University of Massachusetts Building Authority
Revenue PUT	0.740%	2/24/17	9,500	9,500
				495,529
Michigan (2.5%)
1 Detroit MI City School District GO TOB VRDO	0.740%	8/5/16 (18)	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	1.280%	8/5/16 (18)	17,845	17,845
East Lansing MI School District GO	5.000%	5/1/17	650	672
East Lansing MI School District GO	5.000%	5/1/18	335	360
East Lansing MI School District GO	5.000%	5/1/19	450	500
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System)	5.000%	11/15/18	1,500	1,642
Lansing MI School District GO	4.000%	5/1/18	1,395	1,473
Lansing MI School District GO	5.000%	5/1/19	765	850
Lincoln MI Consolidated School District GO	5.000%	5/1/17 (4)	1,000	1,032
Lincoln MI Consolidated School District GO	5.000%	5/1/19 (4)	1,100	1,219
Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,000	1,140
Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,023
Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	914
Marysville MI Public Schools District GO	4.000%	5/1/19	1,425	1,545

Michigan Building Authority Revenue	5.000%	10/15/16	12,250	12,369
3 Michigan Building Authority Revenue	5.000%	4/15/18	2,750	2,945
3 Michigan Building Authority Revenue	5.000%	10/15/18	6,020	6,572
Michigan Building Authority Revenue	5.000%	4/15/19	8,300	9,249
Michigan Finance Authority Revenue	4.000%	10/1/17	1,155	1,197
Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,233
3 Michigan Finance Authority Revenue	5.000%	4/1/19	23,360	25,672
3 Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,288
3 Michigan Finance Authority Revenue	5.000%	4/1/21	4,350	5,021
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/18	1,500	1,594
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/19	3,000	3,271
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,394
1 Michigan Finance Authority Revenue (Beaumont
Health Obligated Group) TOB VRDO	0.640%	8/5/16	6,060	6,060
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	1,355	1,404
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,195
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	5,000	5,190
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	500	518
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,000	1,072
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,465
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,927
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,233
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19	800	888
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,179
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,897
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20	300	341
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/16	800	808
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	350	364
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	750	803
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	2,005	2,279
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/18	250	275
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/19	500	570
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	6,833
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	11,150

Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	24,319
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	7,127
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,915
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.950%	2/1/18 (Prere.)	360	361
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.950%	2/1/18	10,640	10,670
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	15,000	15,300
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,859
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	3,415	3,455
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/17	2,100	2,177
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,010
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	255
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	527
Michigan Trunk Line Revenue	5.000%	11/15/16	5,000	5,068
Michigan Trunk Line Revenue	5.000%	11/15/17	13,500	14,281
Portage MI Public Schools GO	5.000%	11/1/18	1,180	1,290
Portage MI Public Schools GO	5.000%	5/1/19	525	583
Portage MI Public Schools GO	5.000%	11/1/19	1,465	1,655
Portage MI Public Schools GO	5.000%	11/1/20	750	870
Rockford MI Public Schools GO	3.000%	5/1/18	845	878
Rockford MI Public Schools GO	4.000%	5/1/19	1,360	1,474
Royal Oak MI City School District GO	5.000%	5/1/17	1,300	1,344
Royal Oak MI City School District GO	5.000%	5/1/18	1,000	1,076
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.590%	8/5/16 (4)	5,000	5,000
St. Johns MI Public Schools School District GO	5.000%	5/1/19 (18)	7,250	8,050
University of Michigan Revenue	5.000%	4/1/19	2,215	2,474
University of Michigan Revenue	5.000%	4/1/20	1,500	1,733
1 Wayne State University Michigan Revenue TOB
VRDO	0.590%	8/5/16	2,500	2,500
				321,967
Minnesota (0.8%)
Hennepin County MN GO	5.000%	12/1/16	1,180	1,199
Hennepin County MN GO	5.000%	12/1/16	4,035	4,098
Hennepin County MN GO	5.000%	12/15/17	4,355	4,625
Minneapolis & St. Paul MN Metropolitan Council
Transit GO	5.000%	3/1/18	3,130	3,352
Minneapolis & St. Paul MN Metropolitan Council
Transit GO	5.000%	3/1/19	3,230	3,596
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/19	4,485	4,994
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	4.000%	11/15/18	750	799

Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/19	750	842
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,053
Minnesota GO	5.000%	8/1/16	6,045	6,047
Minnesota GO	5.000%	8/1/16	4,480	4,481
Minnesota GO	5.000%	8/1/16 (ETM)	70	70
Minnesota GO	5.000%	10/1/16	2,825	2,848
Minnesota GO	5.000%	10/1/17	3,545	3,732
Minnesota GO	5.000%	8/1/18	3,295	3,587
Minnesota GO	5.000%	8/1/19	5,940	6,714
Minnesota GO	5.000%	8/1/19	2,275	2,571
Minnesota GO	5.000%	8/1/19	12,920	14,611
Minnesota GO	5.000%	8/1/20	10,000	11,684
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.520%	8/5/16	5,575	5,575
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	7,860	8,422
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/19	4,125	4,594
Minnesota Public Facilities Authority Water
Pollution Control Revenue	5.000%	3/1/19	5,700	6,348
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	4.000%	9/1/16	295	296
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/17	465	487
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/18	885	959
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/19	555	621
University of Minnesota Revenue	5.000%	12/1/18	1,750	1,929
				111,134
Mississippi (0.2%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/19	1,250	1,372
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,125
Jackson MS Public School District GO	5.000%	4/1/18	500	534
Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,834
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,707
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.400%	8/1/16	7,000	7,000
Mississippi GO	5.250%	11/1/16 (14)	2,550	2,582
2 Mississippi GO	0.970%	9/1/17	5,810	5,810
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	1.740%	8/15/20	7,850	7,784
				29,748
Missouri (0.8%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	5,000	5,701
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,116
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/18	425	451

	Joplin MO Industrial Development Authority
	Health Facilities Revenue (Freeman Health
	System)	5.000%	2/15/19	645	707
	Kansas City MO Airport Revenue	5.000%	9/1/16	900	904
	Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,309
	Kansas City MO Special Obligation Revenue	5.000%	10/1/18	5,000	5,451
	Kansas City MO Special Obligation Revenue	5.000%	10/1/18	925	1,008
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	3,096
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,826
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,313
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,457
	Kansas City MO Special Obligation Revenue
	(Downtown Arena Project)	5.000%	4/1/18	3,675	3,933
	Kansas City MO Special Obligation Revenue
	(Downtown Arena Project)	5.000%	4/1/19	2,000	2,215
	Kansas City MO Special Obligation Revenue
	(Downtown Arena Project)	5.000%	4/1/20	2,660	3,034
	Missouri Board of Public Buildings Special
	Obligation Revenue	3.000%	10/1/16	2,795	2,808
	Missouri Environmental Improvement & Energy
	Resources Authority Revenue	5.000%	1/1/19	1,000	1,107
	Missouri Environmental Improvement & Energy
	Resources Authority Revenue	5.000%	1/1/20	1,000	1,146
	Missouri Environmental Improvement & Energy
	Resources Authority Revenue (Kansas City
	Power & Light)	1.250%	7/1/17	4,000	4,025
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.470%	8/5/16	11,300	11,300
	Missouri Highways & Transportation
	Commission Road Revenue	5.250%	5/1/17 (Prere.)	11,000	11,393
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/19	1,000	1,121
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/20	1,145	1,322
	Missouri Joint Municipal Electric Utility
	Commission Power Project Revenue	5.000%	1/1/17	2,420	2,465
	Missouri Joint Municipal Electric Utility
	Commission Power Project Revenue	5.000%	1/1/18	2,400	2,545
	Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	17,810
	St. Louis County MO Rockwood School District
	GO	4.000%	2/1/20	12,775	14,181
	St. Louis MO Parking Revenue	5.000%	12/15/17 (4)	1,285	1,358
	St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,134
	St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,160
					111,396
Montana (0.0%)
	Montana Facility Finance Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/18	1,875	1,991

Multiple States (0.5%)
1,2 Eaton Vance Municipal Bond Fund II		1.490%	7/1/19	4,975	4,975
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	0.580%	8/5/16 LOC	48,700	48,700

Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.520%	8/4/16 LOC	10,000	10,000
				63,675
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	30,000	33,878
Douglas County NE GO	4.000%	12/15/18	2,500	2,699
Douglas County NE GO	5.000%	12/15/19	2,605	2,972
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	3.000%	11/1/16	685	689
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	3.000%	11/1/17	700	717
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	4.000%	11/1/18	925	983
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/16	500	504
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/17	500	518
University of Nebraska Facilities Corp. Revenue	5.000%	7/15/18	4,685	5,080
University of Nebraska Facilities Corp. Revenue	3.000%	7/15/19	5,530	5,893
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,150
University of Nebraska Student Fee Revenue	4.000%	7/1/18	2,785	2,963
University of Nebraska Student Fee Revenue	4.000%	7/1/19	2,395	2,621
University of Nebraska Student Health &
Recreation Project Revenue	4.000%	5/15/18	1,070	1,134
University of Nebraska Student Health &
Recreation Project Revenue	4.000%	5/15/19	1,110	1,210
				63,011
Nevada (0.4%)
Clark County NV School District GO	5.000%	6/15/17	11,105	11,541
Clark County NV School District GO	5.000%	6/15/17	7,015	7,290
Humboldt County NV Pollution Control Revenue
(Sierra Pacific Power Co.) PUT	1.250%	6/3/19	1,750	1,761
Nevada GO	5.000%	4/1/19	16,405	18,278
Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	10,377
				49,247
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.470%	8/5/16	15,645	15,645

New Jersey (3.6%)
Bergen County NJ GO	4.000%	9/1/16	1,875	1,881
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	2,937
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/19	3,050	3,334
1,2 Eaton Vance New Jersey Municipal Bond Fund
II	1.440%	7/1/19	8,700	8,700

Essex County NJ Improvement Authority
Revenue	2.000%	10/1/16	7,910	7,931
Essex County NJ Utilities Authority Revenue	3.000%	11/4/16	5,625	5,660
Monmouth County NJ GO	4.000%	1/15/17	1,075	1,093
Monmouth County NJ GO	4.000%	1/15/18	1,350	1,419
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	3,029
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,120
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,199
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	15,248
New Jersey Economic Development Authority
Revenue	5.000%	6/15/19	50,000	54,314
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)
VRDO	0.430%	8/5/16 LOC	2,490	2,490
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	5,800	5,970
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,422
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16 (ETM)	5,000	5,020
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	2,055	2,087
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.340%	2/1/17	19,160	19,159
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.590%	8/5/16 LOC	18,310	18,310
New Jersey Economic Development Authority
Revenue (School Facilities Construction)
VRDO	1.170%	2/1/17	29,000	28,972
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,856
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,700
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,025
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,077
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/17	1,305	1,345
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	4.000%	7/1/17	1,500	1,543
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/20	2,100	2,409
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/18	750	795
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,175
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,117

1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.640%	8/5/16	5,000	5,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.000%	11/1/17	3,100	3,107
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.050%	5/1/18	7,000	7,012
New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	15,077
New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	17,496
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/17	5,000	5,176
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/18	6,000	6,403
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.440%	12/15/19	35,000	34,300
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/17	4,200	4,348
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	13,425	14,129
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	9,070	9,680
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.540%	8/5/16 (4)LOC	31,830	31,830
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.570%	8/5/16 LOC	7,630	7,630
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.690%	8/5/16	10,850	10,850
2 New Jersey Turnpike Authority Revenue	0.920%	1/1/17	30,000	30,005
2 New Jersey Turnpike Authority Revenue PUT	1.060%	1/1/17	2,500	2,500
2 New Jersey Turnpike Authority Revenue PUT	1.060%	1/1/17	30,000	30,000
2 New Jersey Turnpike Authority Revenue PUT	1.120%	1/1/18	5,000	5,009
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.640%	8/5/16 (4)	6,500	6,500
Rutgers State University New Jersey Revenue
VRDO	0.300%	8/1/16	4,400	4,400
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	3,000	3,112
				467,901
New Mexico (0.5%)
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,536
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	0.883%	2/1/18	5,010	5,004
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	0.933%	8/1/18	5,200	5,198
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	1.063%	8/1/19	37,500	37,263
New Mexico Severance Tax Revenue	4.000%	7/1/18 (Prere.)	16,245	17,305
				69,306
New York (18.1%)
Binghamton NY City School District BAN	2.000%	11/18/16	29,680	29,806
Binghamton NY City School District BAN	1.500%	6/30/17	5,600	5,634
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/18	1,000	1,077
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/19	680	752
Dobbs Ferry NY Union Free School District BAN	2.000%	7/28/17	3,800	3,847

1,2 Eaton Vance New York Municipal Bond Fund II		1.290%	7/1/19	5,750	5,750
	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project)	5.000%	5/1/17	3,435	3,553
	Frontier NY Central School District BAN	2.000%	6/27/17	26,025	26,298
	Guilderland NY Central School District BAN	2.000%	7/14/17	3,268	3,304
	Hempstead NY BAN	2.000%	12/16/16	26,634	26,770
1	Hudson Yards Infrastructure Corp. New York
	Revenue TOB VRDO	0.480%	8/5/16 LOC	6,065	6,065
	Johnson City Central School District BAN	2.000%	6/22/17	8,070	8,154
	Lewiston-Porter Central School District BAN	2.000%	6/15/17	9,000	9,087
	Long Island NY Power Authority Electric System
	Revenue	5.000%	5/1/17	1,000	1,033
2	Long Island NY Power Authority Electric System
	Revenue PUT	1.207%	11/1/18	17,000	17,082
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/17	3,730	3,856
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/17	1,450	1,499
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/18	2,000	2,152
	Nassau County NY Health Care Corp. RAN	2.000%	1/17/17	9,000	9,036
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (Catholic Health
	Services)	5.000%	7/1/19	1,305	1,445
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (South Nassau
	Communities Hospital)	5.000%	7/1/17	1,320	1,367
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (Winthrop
	University Hospital Association Project)	4.000%	7/1/17	1,500	1,537
	Nassau County NY Local Economic Assistance
	Corp. Revenue (Catholic Health Services of
	Long Island Obligated Group Project)	3.000%	7/1/17	900	917
	Nassau County NY Local Economic Assistance
	Corp. Revenue (Catholic Health Services of
	Long Island Obligated Group Project)	4.000%	7/1/18	800	845
	Nassau County NY Local Economic Assistance
	Corp. Revenue (Catholic Health Services of
	Long Island Obligated Group Project)	4.000%	7/1/19	375	404
	New York City NY GO	5.000%	8/1/16	5,000	5,001
	New York City NY GO	5.000%	8/1/16	2,325	2,326
	New York City NY GO	5.000%	8/1/16	5,000	5,001
	New York City NY GO	5.000%	8/1/16	6,000	6,002
	New York City NY GO	5.000%	8/1/16	22,610	22,616
	New York City NY GO	0.505%	8/2/16 (4)	18,750	18,750
	New York City NY GO	0.500%	8/3/16 (4)	36,175	36,175
	New York City NY GO	0.505%	8/3/16 (4)	6,125	6,125
	New York City NY GO	0.700%	8/4/16 (4)	49,600	49,600
	New York City NY GO	0.500%	8/5/16 (4)	16,650	16,650
	New York City NY GO	0.500%	8/5/16 (12)	10,800	10,800
	New York City NY GO	0.505%	8/5/16 (4)	6,500	6,500
	New York City NY GO	0.505%	8/8/16 (4)	29,550	29,550
	New York City NY GO	0.505%	8/8/16 (12)	31,500	31,500

New York City NY GO	4.000%	8/1/17	5,705	5,906
New York City NY GO	5.000%	8/1/17	20,000	20,904
New York City NY GO	5.000%	8/1/17	7,280	7,609
New York City NY GO	5.000%	8/1/17	34,730	36,300
New York City NY GO	5.000%	8/1/17	3,715	3,883
New York City NY GO	5.000%	8/1/17	4,305	4,500
New York City NY GO	5.000%	8/1/17	10,000	10,452
New York City NY GO	5.000%	8/1/17	33,680	35,203
New York City NY GO	5.000%	8/1/18	3,250	3,536
New York City NY GO	5.000%	8/1/18	8,790	9,564
New York City NY GO	5.000%	8/1/19	15,425	17,390
New York City NY GO	5.000%	8/1/19	6,190	6,979
2 New York City NY GO	0.910%	8/1/21	6,325	6,325
New York City NY GO VRDO	0.400%	8/1/16	7,400	7,400
New York City NY GO VRDO	0.400%	8/1/16	6,500	6,500
New York City NY GO VRDO	0.400%	8/1/16	4,200	4,200
New York City NY GO VRDO	0.430%	8/5/16 LOC	7,965	7,965
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.400%	11/1/16	9,500	9,500
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	4,130	4,132
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	6,215	6,216
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	2,000	2,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	11/1/17	6,165	6,166
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,398
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,024
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.350%	5/1/18	10,000	10,039
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	11/1/18	27,500	27,611
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,155
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,191
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	24,685	24,819
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	3,005	3,020
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	1.000%	10/26/17	4,705	4,706
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.440%	8/5/16 LOC	8,200	8,200
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,565
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,774
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	4,018
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,253

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,290
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.360%	8/1/16	11,095	11,095
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	10,000	10,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	1,145	1,145
New York City NY Transitional Finance Authority
Future Tax Revenue	0.490%	8/4/16 (4)	35,500	35,500
New York City NY Transitional Finance Authority
Future Tax Revenue	0.500%	8/5/16 (4)	70,100	70,100
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	11/1/16	2,560	2,578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	2,990	3,024
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	2,505	2,535
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	465	470
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	3,535	3,577
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	160	162
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	9,840	9,957
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	11,805	12,459
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	26,270	27,751
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/19	1,300	1,469
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	18,700	21,320
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,110	2,406
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.470%	8/1/16	15,000	15,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.390%	8/1/16	2,800	2,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.400%	8/1/16	2,000	2,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.440%	8/5/16	24,200	24,200
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.380%	8/1/16	3,100	3,100
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	6,468

1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.490%	8/5/16	43,705	43,705
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.590%	8/5/16	27,435	27,435
New York Metropolitan Transportation Authority
BAN	0.500%	8/1/16	10,000	10,000
New York Metropolitan Transportation Authority
BAN	1.000%	8/1/16	35,000	35,001
2 New York Metropolitan Transportation Authority
Revenue	1.003%	11/1/16	3,500	3,500
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	2,650	2,686
2 New York Metropolitan Transportation Authority
Revenue	1.143%	11/1/17	2,950	2,950
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	13,218
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	1,190	1,258
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,500	3,848
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,458
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	6/1/17	67,725	69,705
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.820%	6/1/17	20,185	20,136
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.810%	11/1/18	2,000	1,987
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.890%	11/1/19	2,750	2,730
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.020%	11/1/19	21,000	20,930
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,011
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,280
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,269
1 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.550%	8/5/16 LOC	11,250	11,250
New York Metropolitan Transportation Authority
Revenue BAN	0.500%	8/1/16	20,000	20,000
2 New York Metropolitan Transportation Authority
Revenue PUT	1.163%	11/1/16	15,760	15,762
2 New York Metropolitan Transportation Authority
Revenue PUT	0.792%	5/15/17 (4)	18,500	18,486
2 New York Metropolitan Transportation Authority
Revenue PUT	0.663%	11/1/17	7,310	7,275
2 New York Metropolitan Transportation Authority
Revenue PUT	0.800%	11/15/17	49,600	49,535
2 New York Metropolitan Transportation Authority
Revenue PUT	0.922%	5/15/18 (4)	10,750	10,719
2 New York Metropolitan Transportation Authority
Revenue PUT	0.613%	11/1/19	12,320	12,060

New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	69,000	78,413
2 New York Metropolitan Transportation Authority
Revenue PUT	1.020%	6/1/20	87,500	86,938
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.560%	8/5/16	12,500	12,500
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/19	4,275	4,866
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/20	1,125	1,322
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.440%	8/5/16 LOC	25,365	25,365
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17	1,000	1,040
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/18	1,000	1,081
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/17	2,000	2,064
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,682
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	22,110	23,636
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	16,215	18,027
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	10,120	11,251
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,000	1,112
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	10,990
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	4,750	5,473
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.470%	8/5/16	565	565
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.450%	8/5/16	2,000	2,000
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/16 (4)	4,000	4,024
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,520
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	10,285
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,039
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (15)	375	378
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	3,622
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,472
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (15)	500	526
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,361

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,095
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/17	6,865	7,148
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/16 (ETM)	190	191
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/16	910	912
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	630	660
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	370	402
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19	1,025	1,090
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19 (ETM)	600	672
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	41,315	44,366
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	23,100	24,806
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	31,555	35,217
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	24,300	27,120
New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,750	2,750
New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,500	2,500
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	4,850	4,853
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	2,505	2,506
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	3,000	3,003
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	6,890	6,901
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	10,000	10,016
New York State Housing Finance Agency
Affordable Housing Revenue	0.900%	11/1/17	3,000	3,003
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	4,190	4,212
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,924
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,258
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,517
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	6,250	6,293
New York State Housing Finance Agency
Housing Revenue	0.900%	11/1/17	5,000	5,013
New York State Housing Finance Agency
Housing Revenue	0.900%	11/1/17	6,000	6,018
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.400%	8/5/16 LOC	14,840	14,840

	New York State Housing Finance Agency
	Revenue	1.050%	5/1/19	850	852
	New York State Housing Finance Agency
	Revenue	1.100%	11/1/19	1,000	1,001
	New York State Housing Finance Agency
	Revenue	1.250%	5/1/20	5,000	5,017
	New York State Local Government Assistance
	Corp. Revenue	5.000%	4/1/19	2,365	2,540
	New York State Local Government Assistance
	Corp. Revenue VRDO	0.450%	8/5/16	18,635	18,635
	New York State Thruway Authority Revenue	5.000%	1/1/17 (ETM)	460	469
	New York State Thruway Authority Revenue	5.000%	1/1/17	1,540	1,569
	New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,593
	New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	46,784
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	10,379
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/19	3,900	4,349
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.250%	1/1/20	1,500	1,667
3	North Syracuse NY Central School District BAN	2.000%	8/11/17	4,448	4,502
	North Syracuse NY Central School District RAN	2.000%	6/28/17	10,000	10,102
1,2 Nuveen New York AMT-Free Municipal Income
	Fund iMTP	1.060%	10/1/17	17,500	17,501
1	Nuveen New York AMT-Free Municipal Income
	Fund VRDP VRDO	0.500%	8/5/16 LOC	36,000	36,000
1	Nuveen New York AMT-Free Municipal Income
	Fund VRDP VRDO	0.590%	8/5/16 LOC	23,500	23,500
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19 (ETM)	500	547
	Oyster Bay NY BAN	2.750%	2/3/17	15,000	15,071
	Oyster Bay NY GO	3.250%	8/1/16	8,070	8,070
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,190
	Port Authority of New York & New Jersey
	Revenue	5.000%	8/15/18 (4)	2,855	2,987
	Schenectady NY BAN	2.000%	5/11/17	41,962	42,356
	Suffolk County NY GO	5.000%	2/1/17 (4)	3,415	3,491
	Suffolk County NY GO	5.000%	5/15/19	8,565	9,522
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/16	8,570	8,690
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.690%	1/1/17 (4)	10,700	10,689
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.790%	1/1/18 (4)	5,000	4,990
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.880%	1/1/19 (4)	1,800	1,793
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.613%	11/1/16	9,105	9,100
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.833%	1/3/17	7,500	7,499
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.713%	2/1/19	10,350	10,264
	Utility Debt Securitization Authority New York
	Revenue	5.000%	12/15/18	1,710	1,741
	Westchester County NY GO	5.000%	1/1/19	500	553
	Westchester County NY GO	5.000%	1/1/20	3,350	3,840

Westchester County NY GO	5.000%	1/1/21	1,550	1,833
Yonkers NY GO	3.000%	8/15/16	675	676
Yonkers NY GO	4.000%	3/15/17 (4)	600	613
Yonkers NY GO	3.000%	7/1/17	1,005	1,026
Yonkers NY GO	3.000%	8/15/17	510	522
				2,373,230
North Carolina (1.5%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/19	2,750	3,104
Charlotte NC GO	5.000%	7/1/17	2,000	2,084
Charlotte NC GO	5.000%	12/1/17	5,335	5,657
Charlotte NC GO	5.000%	7/1/18	5,000	5,428
Charlotte NC GO	5.000%	12/1/18	4,000	4,414
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,412
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,350	1,544
East Carolina University North Carolina
Revenue	5.000%	10/1/19	3,525	3,999
East Carolina University North Carolina
Revenue	5.000%	10/1/20	3,660	4,273
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/19	3,500	3,890
Guilford County NC GO	4.000%	2/1/20	3,360	3,743
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.480%	8/5/16 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.490%	8/5/16 (4)	8,565	8,565
Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,357
Mecklenburg County NC GO	5.000%	3/1/19	5,000	5,568
Mecklenburg County NC GO	4.000%	12/1/19	1,200	1,333
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/17	2,585	2,681
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/18	1,480	1,579
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.700%	9/1/16	33,500	33,500
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	10,555	10,755
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	5,000	5,095
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,482
North Carolina GO	5.000%	3/1/18	4,770	5,095
North Carolina GO	5.000%	3/1/19	3,865	4,304
North Carolina GO	5.000%	5/1/19	6,835	7,660
North Carolina GO	5.000%	5/1/19	1,525	1,709
North Carolina GO	5.000%	6/1/19	6,145	6,908
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	4.000%	10/1/17	3,725	3,861
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	4,101

2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	1.180%	12/1/17	7,960	7,935
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/17	620	636
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	527
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/16	1,250	1,260
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,695	1,856
Wake County NC GO	4.000%	2/1/17	6,440	6,556
Wake County NC GO	5.000%	9/1/17	9,000	9,443
Wake County NC GO	5.000%	2/1/18	16,090	17,176
				199,410
North Dakota (0.0%)
1 North Dakota Public Finance Authority Revenue
TOB VRDO	0.520%	8/5/16	5,095	5,095

Ohio (1.7%)
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/17	2,875	3,043
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/18	1,145	1,259
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/19	1,590	1,809
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,024
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,578
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	26,797
Butler County OH Capital Funding Revenue
VRDO	0.440%	8/5/16 LOC	4,705	4,705
Central Ohio Solid Waste Authority GO	4.000%	12/1/16 (ETM)	150	152
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	1,550	1,568
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	157
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,592
Cleveland OH Airport System Revenue	5.000%	1/1/18 (4)	340	360
Cleveland OH Airport System Revenue	5.000%	1/1/19 (4)	410	451
Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	487
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.430%	8/5/16 LOC	1,100	1,100
Columbus OH GO	5.000%	2/15/18	10,000	10,690
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	3.000%	12/1/17	470	485
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,096
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,027
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/18	1,000	1,060
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,615	7,926

Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/17	375	381
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	548
Hamilton County OH Sales Tax Revenue	5.000%	12/1/17 (2)	1,150	1,167
1 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.650%	8/5/16	23,200	23,200
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/19	810	899
2 Lancaster OH Port Authority Gas Revenue	0.613%	8/1/16	1,900	1,900
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.450%	8/5/16 LOC	4,670	4,670
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.620%	8/5/16	9,300	9,300
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,500	5,473
Ohio Common Schools GO	5.000%	3/15/18	10,860	11,649
Ohio GO	5.000%	9/15/16	10,000	10,059
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	632
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.740%	8/1/16	5,250	5,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.750%	8/5/16	4,250	4,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.750%	8/5/16	7,250	7,250
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	0.650%	9/1/16	12,000	12,000
Ohio State University General Receipts
Revenue VRDO	0.440%	8/5/16	9,215	9,215
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.540%	8/5/16	10,645	10,645
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	10,540	10,616
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/18	6,660	7,205
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,279
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/16	2,495	2,528
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17	2,215	2,328
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18	1,510	1,638
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	3.000%	2/15/17	770	780
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	750	799
Toledo OH GO	4.000%	12/1/16 (4)	535	541
Toledo OH GO	4.000%	12/1/18 (4)	1,880	2,021
University of Akron Ohio General Receipts
Revenue	4.000%	1/1/19	1,000	1,076
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/17	2,180	2,262

Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/18	1,555	1,673
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,233
				227,833
Oklahoma (0.2%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	790
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,430
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,513
Comanche County OK Hospital Authority
Revenue	5.000%	7/1/18	2,990	3,146
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.470%	8/5/16 (13)	2,800	2,800
Oklahoma City OK GO	4.000%	3/1/18	2,480	2,617
Oklahoma City OK GO	4.000%	3/1/19	2,775	3,019
Oklahoma City OK GO	5.000%	3/1/19	4,080	4,540
Oklahoma GO	5.000%	7/15/18	4,165	4,525
Oklahoma GO	5.000%	7/15/18	1,480	1,608
Oklahoma Water Resources Board Revolving
Fund Revenue	5.000%	4/1/19	3,000	3,349
				30,337
Oregon (0.7%)
Multnomah County OR School District GO	5.000%	6/15/17	10,000	10,397
Multnomah County OR School District GO	5.000%	6/15/18	10,000	10,827
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.670%	9/30/16	4,415	4,415
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.320%	10/1/17	8,750	8,750
Oregon GO	5.000%	11/1/16	3,000	3,036
Oregon GO	5.000%	5/1/18	1,500	1,618
Oregon GO	5.000%	5/1/18	1,125	1,213
Oregon GO	5.000%	11/1/18	3,750	4,124
Oregon GO	3.000%	5/1/19	2,500	2,663
Oregon GO	3.000%	6/1/19	1,000	1,067
Oregon GO	3.000%	11/1/19	1,000	1,075
Oregon GO	5.000%	5/1/20	2,725	3,155
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,080
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,512
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	9,820	9,997
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,573
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	13,520	13,972
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	4,835	5,037
				97,511

Pennsylvania (4.7%)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,035
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,000	1,078
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.147%	2/1/21	7,190	7,168
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.430%	8/1/16 LOC	31,300	31,300
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,076
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.470%	8/5/16	8,420	8,420
2 Bethlehem PA Area School District Authority
Revenue PUT	0.757%	1/1/18	3,995	3,991
Bethlehem PA Water Authority Revenue	4.000%	11/15/16 (15)	1,525	1,540
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	684
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	545
Bucks County PA GO	5.000%	5/1/18	500	539
Bucks County PA GO	5.000%	5/1/19	1,500	1,678
3 Bucks County PA Water & Sewer Authority
Water System Revenue	1.500%	6/1/17 (15)	750	754
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/17 (15)	885	910
3 Bucks County PA Water & Sewer Authority
Water System Revenue	2.000%	6/1/18 (15)	500	510
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/18 (15)	1,025	1,084
3 Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/19 (15)	500	541
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/18	920	975
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	1,053
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	3.000%	6/1/17	1,020	1,039
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	4.000%	6/1/19	1,250	1,356
Delaware County PA GO	5.000%	10/1/19	3,000	3,410
Delaware County PA GO	5.000%	10/1/20	2,680	3,137
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,070	1,092
2 Downingtown PA Area School District GO PUT	1.140%	5/1/19	5,075	5,081
2 Hempfield PA School District GO PUT	0.863%	8/1/19	5,800	5,782
Hempfield PA School District GO VRDO	0.833%	8/1/19	1,905	1,898

Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	2.500%	12/15/17	3,075	3,153
Lower Merion PA School District GO	4.000%	9/15/17	565	587
Lower Merion PA School District GO	4.000%	9/15/18	3,670	3,936
Lower Merion PA School District GO	5.000%	9/15/19	4,535	5,146
2 Manheim Township PA School District GO	0.597%	5/1/17	1,400	1,394
2 Manheim Township PA School District GO PUT	0.717%	5/1/18	6,850	6,776
Montgomery County PA GO	5.000%	4/1/19	1,840	2,050
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	1,000	1,111
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/18	1,000	1,054
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	538
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/18	1,000	1,052
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/19	1,500	1,622
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	8,147
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	5,092
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.000%	2/1/17 (ETM)	995	1,017
1 Mount Lebanon PA School District GO TOB
VRDO	0.580%	8/5/16	15,500	15,500
2 North Penn PA Water Authority Revenue	0.583%	11/1/17	1,100	1,098
2 North Penn PA Water Authority Revenue	0.663%	11/1/18	700	697
2 North Penn PA Water Authority Revenue PUT	0.813%	11/1/19	2,500	2,490
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	4.000%	8/15/19	940	1,020
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,147
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.840%	8/15/20	8,125	8,134
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.600%	10/3/16	4,635	4,635
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	4,830	5,440
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	1,090	1,228

Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	5,170	5,818
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	8,332
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	11,130	11,270
Pennsylvania GO	5.000%	9/1/16	7,830	7,860
Pennsylvania GO	5.000%	4/1/17	11,150	11,485
Pennsylvania GO	5.000%	4/1/18	35,410	37,946
Pennsylvania GO	5.000%	7/1/18	2,675	2,894
Pennsylvania GO	5.000%	8/15/18	15,170	16,488
Pennsylvania GO	5.000%	8/15/18	48,540	52,757
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.420%	8/5/16 LOC	2,100	2,100
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.440%	8/5/16 LOC	14,135	14,135
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,204
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/17	7,000	7,320
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	1.000%	5/1/17	1,300	1,300
Pennsylvania State University Revenue	4.000%	9/1/17	785	815
Pennsylvania State University Revenue	4.000%	9/1/17	1,680	1,743
Pennsylvania State University Revenue	5.000%	9/1/18	2,850	3,109
Pennsylvania State University Revenue	5.000%	9/1/18	815	889
Pennsylvania State University Revenue	5.000%	9/1/19	4,200	4,751
Pennsylvania State University Revenue	5.000%	9/1/19	500	566
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,197
2 Pennsylvania Turnpike Commission Revenue	0.890%	12/1/17	15,000	14,956
2 Pennsylvania Turnpike Commission Revenue	0.927%	12/1/17	59,405	59,424
2 Pennsylvania Turnpike Commission Revenue	1.040%	12/1/17	10,405	10,399
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (12)	2,650	2,856
2 Pennsylvania Turnpike Commission Revenue	1.027%	12/1/18	16,940	16,943
2 Pennsylvania Turnpike Commission Revenue	1.040%	12/1/18	8,750	8,718
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	1,320	1,472
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	21,244
2 Pennsylvania Turnpike Commission Revenue
PUT	1.240%	12/1/18	6,500	6,499
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.560%	8/5/16 (12)	3,245	3,245
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	4.000%	12/1/17	4,190	4,352
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,728
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,830
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,775	3,026
Philadelphia PA Gas Works Revenue	5.000%	10/1/18 (2)	5,000	5,250
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	6,170	6,172
Philadelphia PA School District GO	5.000%	9/1/16	4,750	4,768

Philadelphia PA School District GO	5.000%	9/1/17	5,095	5,300
Philadelphia PA School District GO	5.000%	9/1/18	6,400	6,883
Pittsburgh PA Water & Sewer Authority
Revenue	4.000%	9/1/16 (4)	2,600	2,608
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/18 (15)	500	544
3 Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/19	3,395	3,847
3 Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/20	3,515	4,108
2 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	0.840%	11/1/17	2,900	2,896
West Chester University Pennsylvania Student
Housing Revenue BAN	0.650%	2/1/17	8,700	8,700
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,791
2 York County PA GO PUT	0.617%	6/1/17	31,555	31,488
				621,766
Rhode Island (0.3%)
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/16	4,825	4,842
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/17	2,640	2,736
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,411
3 Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/17	14,715	15,162
3 Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/18	1,250	1,336
3 Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/19	1,760	1,941
3 Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/20	1,500	1,699
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/17 (4)	1,815	1,845
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,047
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,733
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,605
				40,357

South Carolina (0.6%)
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.996%	1/1/18	8,770	8,772
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/18	700	763
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/19	1,000	1,124
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,770
Richland County SC School District No. 2 GO	5.000%	4/1/19	5,525	6,165
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/16	1,300	1,320
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/17	2,305	2,437
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/18	1,000	1,097
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.390%	8/1/16	6,000	6,000
South Carolina GO	4.000%	4/1/17	2,520	2,580
South Carolina GO	5.000%	4/1/17	1,880	1,938
South Carolina GO	4.000%	4/1/18	1,335	1,413
South Carolina GO	5.000%	4/1/18	2,515	2,703
South Carolina GO	5.000%	4/1/18	1,900	2,042
South Carolina GO	5.000%	4/1/18	635	682
South Carolina GO	5.000%	4/1/18	765	822
South Carolina GO	5.000%	4/1/18	1,975	2,123
South Carolina GO	4.000%	4/1/19	1,170	1,276
South Carolina GO	5.000%	4/1/19	2,610	2,916
South Carolina GO	5.000%	4/1/19	2,520	2,815
South Carolina GO	5.000%	4/1/19	745	832
South Carolina GO	5.000%	4/1/19	665	743
South Carolina GO	5.000%	4/1/19	805	899
South Carolina GO	4.000%	4/1/20	1,535	1,719
South Carolina GO	5.000%	8/1/20	10,000	11,683
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/16	1,200	1,200
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	650	676
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	870	936
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.520%	8/5/16	6,525	6,525
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	4.000%	12/1/17 (15)	675	703
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	4.000%	12/1/18 (15)	1,715	1,834
				78,508
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	2.000%	11/1/16	410	412
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/16	500	503
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/17	450	462

South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/17	500	514
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/18	500	525
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/18	675	721
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/19	395	435
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/19	600	676
				4,248
Tennessee (1.0%)
1 Blount County TN Public Building Authority
Revenue TOB VRDO	0.440%	8/5/16 LOC	13,485	13,485
Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,592
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	3.000%	4/1/17	2,130	2,162
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	4.000%	4/1/18	2,000	2,104
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,204
Memphis TN GO	5.000%	11/1/19	4,720	5,374
Metropolitan Government of Nashville &
Davidson County TN GO	5.500%	7/1/19	13,640	15,556
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	5,726
Murfreesboro TN GO	5.000%	6/1/19	2,160	2,425
Shelby County TN GO	4.000%	4/1/18	600	635
Shelby County TN GO	5.000%	4/1/18	4,085	4,388
Shelby County TN GO	5.000%	4/1/18	7,060	7,584
Shelby County TN GO	5.000%	4/1/19	750	837
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	2,715	2,725
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	5,000	5,103
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	3,165	3,303
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	5,150	5,453
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	8,815	9,630
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	15,000	16,725
Tennessee GO	5.000%	10/1/16	2,000	2,016
Tennessee GO	5.000%	10/1/18	1,030	1,129
Tennessee GO	5.000%	8/1/19	8,125	9,191
Williamson County TN GO	5.000%	4/1/19	4,070	4,550
				125,897
Texas (14.5%)
Aldine TX Independent School District GO	4.000%	2/15/18	1,755	1,847
Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,573
Arlington TX Independent School District GO	4.000%	2/15/18	1,375	1,447
Arlington TX Independent School District GO	4.000%	2/15/19	1,225	1,328

Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,376
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/18	500	541
Austin TX GO	5.000%	9/1/19	1,250	1,415
Bexar County TX GO	5.000%	6/15/20	7,840	9,058
Bexar County TX GO	5.000%	6/15/20	2,595	2,998
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	4.000%	5/15/17	4,500	4,626
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	4.000%	5/15/17	2,000	2,056
Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	6,311
Brownsville TX Utility System Revenue	5.000%	9/1/16	2,075	2,083
Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,448
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	500	509
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	500	530
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	6,247
Coastal Bend TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.500%	8/4/16 (4)	23,075	23,075
College Station TX Independent School District
GO	4.000%	8/15/16	3,280	3,285
Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,710
Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,556
Cypress-Fairbanks TX Independent School
District GO PUT	2.000%	8/15/16	22,890	22,905
Cypress-Fairbanks TX Independent School
District GO PUT	3.000%	8/15/18	9,865	10,292
Cypress-Fairbanks TX Independent School
District GO PUT	4.000%	8/15/19	19,290	21,073
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/16 (Prere.)	1,250	1,269
Dallas TX GO	5.000%	2/15/17	4,150	4,254
Dallas TX GO	5.000%	2/15/18	3,250	3,471
Dallas TX GO	5.000%	2/15/19	8,565	9,498
Dallas TX GO	5.000%	2/15/19	6,215	6,892
Dallas TX GO	5.000%	2/15/20	7,165	8,220
Dallas TX GO	5.000%	2/15/20	1,245	1,428
Dallas TX Independent School District GO	4.000%	8/15/16	3,365	3,371
Dallas TX Independent School District GO	5.000%	2/15/19	5,500	6,108
Dallas TX Independent School District GO PUT	3.000%	2/15/17	7,000	7,092
Dallas TX Independent School District GO PUT	1.500%	8/15/18	10,000	10,134
Dallas TX Independent School District GO PUT	5.000%	2/15/19	14,000	15,475
Dallas TX Independent School District GO PUT	5.000%	2/15/20	12,500	14,245
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/20	3,000	3,513
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	2,000	2,023
Denton County TX GO	4.000%	7/15/19	1,250	1,372
Denton County TX GO	5.000%	7/15/20	1,100	1,277
Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,758
Denton TX Independent School District GO PUT	2.000%	8/1/16	5,620	5,811
Denton TX Independent School District GO PUT	2.000%	8/1/18	3,125	3,196
Eagle Mountain & Saginaw TX Independent
School District GO	5.000%	8/15/19	1,435	1,621

Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,295
El Paso TX GO	5.000%	8/15/18	5,000	5,434
El Paso TX GO	5.000%	8/15/19	3,500	3,942
El Paso TX Water & Sewer Revenue	3.000%	3/1/17	2,045	2,075
El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,581
3 El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,000	1,082
El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,599
Fort Bend County TX GO	5.000%	3/1/19	2,000	2,219
Fort Bend TX Independent School District GO
PUT	0.660%	8/1/16	7,955	7,955
Fort Bend TX Independent School District GO
PUT	2.000%	8/1/17	14,715	14,905
3 Fort Bend TX Independent School District GO
PUT	0.900%	8/1/18	5,500	5,504
Fort Worth TX GO	4.000%	3/1/18	5,080	5,354
Fort Worth TX GO	5.000%	3/1/19	5,000	5,554
Fort Worth TX Independent School District GO	5.000%	2/15/18	1,815	1,941
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,595
Friendswood TX Independent School District
GO	5.000%	2/15/19	1,810	2,005
Frisco TX GO	4.000%	2/15/18	6,270	6,598
Frisco TX GO	4.000%	2/15/19	7,650	8,287
Frisco TX GO	5.000%	2/15/20	8,435	9,658
Garland TX GO	5.000%	2/15/18	10,730	11,460
Garland TX GO	5.000%	2/15/19	3,000	3,326
Georgetown TX Independent School District GO
PUT	2.500%	8/1/17	9,345	9,512
Grand Parkway Transportation Corp. Texas
System Toll Revenue BAN	3.000%	12/15/16	195,465	197,361
Grand Prairie TX Independent School District
GO	5.000%	2/15/18	1,135	1,212
Grand Prairie TX Independent School District
GO	5.000%	2/15/19	2,420	2,684
Harlandale TX Independent School District GO
PUT	2.000%	8/15/18	25,000	25,557
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/17	3,500	3,678
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/18	2,000	2,184
Harris County TX GO	4.750%	10/1/16 (Prere.)	20,100	20,246
Harris County TX GO	5.000%	10/1/18	2,800	3,065
Harris County TX GO	5.000%	10/1/18	3,675	4,022
Harris County TX GO	5.000%	10/1/19	1,550	1,760
Harris County TX GO	5.000%	8/15/20	4,250	4,953
Harris County TX GO	5.000%	10/1/20	4,635	5,424
Harris County TX GO	5.000%	10/1/20	3,005	3,516
Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.505%	8/4/16 (4)	7,700	7,700
Harris County TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.505%	8/4/16 (4)	17,375	17,375
2 Harris County TX Toll Road Revenue	1.070%	8/15/17	5,260	5,262
2 Harris County TX Toll Road Revenue PUT	1.140%	8/15/18	34,250	34,228
1 Houston TX Airport System Revenue TOB
VRDO	0.590%	8/5/16 (4)(3)	49,500	49,500

Houston TX GO	4.000%	3/1/17	9,000	9,187
Houston TX GO	4.000%	3/1/17	2,075	2,118
Houston TX GO	5.000%	3/1/18	11,835	12,651
Houston TX GO	5.000%	3/1/20	11,775	13,084
Houston TX GO	5.000%	3/1/20	15,000	17,135
Houston TX GO	5.000%	3/1/20	3,030	3,461
Houston TX GO	5.000%	3/1/21	17,700	20,770
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	2,435	2,445
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	8,310	8,343
Houston TX Independent School District GO	5.000%	2/15/19	17,515	19,427
Houston TX Independent School District GO	5.000%	2/15/20	18,970	21,747
Houston TX Independent School District GO
PUT	0.950%	6/1/17	16,000	16,031
Houston TX Independent School District Public
Facilities Corp. Lease Revenue	4.000%	9/15/16	3,100	3,114
Houston TX Independent School District Public
Facilities Corp. Lease Revenue	5.000%	9/15/17	8,040	8,436
Houston TX Utility System Revenue	3.000%	11/15/16	1,865	1,879
Houston TX Utility System Revenue	5.000%	11/15/16	2,000	2,027
Houston TX Utility System Revenue	5.000%	11/15/17	3,000	3,172
Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,115
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	4,260	4,519
Houston TX Utility System Revenue	5.000%	11/15/18	5,495	6,037
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,923
Houston TX Utility System Revenue	5.000%	11/15/19	3,285	3,743
2 Houston TX Utility System Revenue PUT	1.040%	8/1/16	42,000	42,000
2 Houston TX Utility System Revenue PUT	1.340%	5/1/20	19,500	19,409
Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,293
1 Judson TX Independent School District GO TOB
VRDO	0.470%	8/5/16 (12)	3,200	3,200
Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,776
2 Katy TX Independent School District GO PUT	0.872%	8/15/19	14,590	14,544
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/16	1,850	1,853
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/17	1,000	1,030
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/18	1,055	1,115
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/19	1,100	1,184
Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,631
Klein TX Independent School District GO	5.000%	8/1/19	2,000	2,256
Lewisville TX Independent School District GO	5.000%	8/15/19	3,500	3,954
Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,145
Lubbock TX GO	5.000%	2/15/18	4,080	4,357
Lubbock TX GO	5.000%	2/15/18	2,500	2,670
Lubbock TX GO	5.000%	2/15/18	1,240	1,323
Lubbock TX GO	5.000%	2/15/19	1,000	1,106
Lubbock TX GO	5.000%	2/15/20	1,150	1,314

Lubbock TX GO	5.000%	2/15/20	1,000	1,142
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System) PUT	1.125%	10/18/16	9,975	9,986
Mesquite TX Independent School District GO	5.000%	8/15/16	1,500	1,503
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.600%	10/3/16	9,600	9,601
Missouri City TX GO	4.000%	6/15/19	1,000	1,091
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	816
North East TX Independent School District GO
PUT	2.000%	8/1/18	4,815	4,924
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,205
North Texas Tollway Authority System Revenue	3.000%	1/1/17	1,000	1,010
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,000	1,048
North Texas Tollway Authority System Revenue	4.000%	1/1/18	600	628
North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	770
North Texas Tollway Authority System Revenue	5.000%	1/1/19	2,265	2,494
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,357
2 North Texas Tollway Authority System Revenue
PUT	1.110%	1/1/20	29,690	29,778
Northside Independent School District Texas
GO	5.000%	2/15/19	2,505	2,779
Northside Independent School District Texas
GO PUT	1.650%	8/1/18	11,250	11,423
Northside Independent School District Texas
GO PUT	2.125%	8/1/20	6,470	6,510
Pasadena TX Independent School District GO	5.000%	2/15/18	2,295	2,454
Pflugerville TX Independent School District GO	5.000%	2/15/17 (Prere.)	3,760	3,852
Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,949
Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,590
Richardson TX Independent School District GO	5.000%	2/15/19	1,920	2,132
Rockwall TX GO	4.000%	8/1/18	1,505	1,605
Rockwall TX GO	5.000%	8/1/19	2,300	2,589
Round Rock TX Independent School District GO	4.500%	8/1/18	1,335	1,439
Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	2,025
Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,162
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/16	2,000	2,016
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/18	6,000	6,398
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	16,360	18,116
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	7,850	7,885
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.720%	2/1/17	45,000	44,983
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.820%	2/1/18	27,250	27,158
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,150	10,391
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/19	45,000	48,032
San Antonio TX GO	5.000%	2/1/18	3,250	3,468
San Antonio TX Independent School District GO	5.000%	8/15/16	1,800	1,804
San Antonio TX Independent School District GO	5.000%	2/15/18	5,525	5,907

San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,270	7,435
San Antonio TX Water Revenue	5.000%	5/15/18	500	539
San Antonio TX Water Revenue	5.000%	5/15/19	250	280
2 San Antonio TX Water Revenue PUT	1.120%	11/1/16	19,790	19,791
2 San Antonio TX Water Revenue PUT	0.840%	11/1/17	16,875	16,803
Spring Branch TX Independent School District
GO	5.000%	2/1/18	2,095	2,234
Spring Branch TX Independent School District
GO	5.000%	2/1/18	3,000	3,199
Spring Branch TX Independent School District
GO	5.000%	2/1/18	1,390	1,482
Spring Branch TX Independent School District
GO	5.000%	2/1/19	10,000	11,076
Spring Branch TX Independent School District
GO	5.000%	2/1/19	2,615	2,896
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,915	2,193
Spring Branch TX Independent School District
GO PUT	1.050%	6/15/17	38,000	38,025
Spring TX Independent School District GO	4.000%	8/15/18	3,000	3,203
Spring TX Independent School District GO	5.000%	8/15/19	1,000	1,128
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/17	1,100	1,156
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,447
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,770
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/20	7,000	8,097
Texas GO	4.000%	10/1/16	2,965	2,984
Texas GO	5.000%	10/1/18	3,400	3,725
Texas GO	5.000%	10/1/18	4,650	5,095
Texas GO	5.000%	10/1/19	14,150	16,082
Texas GO PUT	2.000%	2/1/18	3,175	3,176
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	5,335	5,422
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/17	4,000	4,210
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	10,900	11,510
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	9,945	10,313
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/18	4,500	4,891
Texas Public Finance Authority Revenue	5.000%	2/1/17	1,800	1,841
Texas Public Finance Authority Revenue	5.000%	2/1/17	2,800	2,864
Texas Public Finance Authority Revenue	5.000%	2/1/18	2,205	2,346
Texas Public Finance Authority Revenue	5.000%	2/1/18	1,100	1,170
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/16 (15)	1,000	1,010
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/17 (15)	2,615	2,736

Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,076
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/17	21,000	21,371
Texas Transportation Commission GO	5.000%	10/1/17	5,660	5,959
Texas Transportation Commission GO	5.000%	10/1/18	17,930	19,644
Texas Transportation Commission GO	5.000%	4/1/19	2,800	3,128
Texas Transportation Commission GO	5.000%	10/1/20	2,350	2,752
2 Texas Transportation Commission Mobility Fund
GO PUT	0.820%	10/1/18	50,000	49,693
Texas Transportation Commission Revenue	5.000%	4/1/18	6,500	6,984
Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	32,222
Texas Transportation Commission Revenue	5.000%	4/1/19	4,000	4,460
Texas Transportation Commission Revenue	5.000%	10/1/19	16,000	18,168
2 Texas Transportation Commission Revenue
PUT	0.790%	4/1/17	57,950	57,908
1 Texas Transportation Commission Revenue
TOB VRDO	0.470%	8/5/16	5,295	5,295
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,500	22,248
Texas Water Development Board Revenue	4.000%	4/15/18	4,360	4,615
Texas Water Development Board Revenue	4.000%	10/15/18	7,380	7,931
Texas Water Development Board Revenue	5.000%	4/15/19	6,940	7,750
Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,432
Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	2,123
University of North Texas Revenue	5.000%	4/15/17	725	748
University of Texas Permanent University Fund
Revenue	5.000%	7/1/18	2,095	2,274
University of Texas Permanent University Fund
Revenue	5.000%	7/1/18	1,235	1,341
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	3,210	3,617
University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	1,000	1,163
University of Texas Permanent University Fund
Revenue VRDO	0.410%	8/5/16	36,550	36,550
3 University of Texas System Revenue Financing
System Revenue	4.000%	8/15/18	3,850	4,110
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	2,900	3,161
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	2,300	2,601
3 University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	4,010	4,524
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	10,000	11,308
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,660	4,272
3 Williamson County TX GO	5.000%	2/15/20	1,055	1,207
Williamson County TX GO PUT	1.450%	8/15/18	5,000	5,051
				1,901,284
Utah (0.4%)
University of Utah Revenue	4.000%	8/1/18	725	774
University of Utah Revenue	5.000%	8/1/19	1,000	1,129
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,098
Utah GO	5.000%	7/1/17	2,715	2,829

Utah GO	5.000%	7/1/18	2,925	3,176
Utah Transit Authority Sales Tax Revenue	1.350%	6/15/17	37,000	37,107
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,209
				47,322
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/16	1,000	1,008
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/17	500	515
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/18	500	524
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/19	475	521
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/20	500	560
Vermont GO	4.000%	8/15/19	2,615	2,883
				6,011
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	3.000%	9/1/16	750	751
Virgin Islands Public Finance Authority Revenue	4.000%	10/1/16	3,250	3,261
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,495	1,503
Virgin Islands Public Finance Authority Revenue	4.000%	9/1/17	600	614
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,571
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,526
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,000	2,184
				13,410
Virginia (2.1%)
Chesterfield County VA GO	5.000%	1/1/19	5,375	5,948
Chesterfield County VA GO	5.000%	1/1/20	8,940	10,248
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/18	4,610	5,070
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/19	5,160	5,887
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/17	3,730	3,882
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/18	2,150	2,307
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/19	2,000	2,270
Fairfax County VA GO	4.000%	4/1/20	1,100	1,231
2 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	2.340%	2/1/17	6,500	6,524
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	4.000%	11/1/16	1,390	1,403
Henrico County VA GO	5.000%	8/1/18	1,565	1,705

Loudoun County VA GO	5.000%	12/1/18	5,120	5,649
Loudoun County VA GO	5.000%	12/1/19	5,105	5,844
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.430%	8/5/16	8,000	8,000
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.450%	8/5/16	9,145	9,145
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	0.700%	12/1/16	6,250	6,253
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.750%	5/16/19	10,000	10,228
Norfolk VA GO	4.000%	10/1/16	4,960	4,991
Norfolk VA Water Revenue	5.000%	11/1/18	725	796
Richmond VA GO	5.000%	3/1/18	3,330	3,564
Richmond VA GO	5.000%	3/1/19	3,710	4,123
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	3,636
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	3/1/18	3,170	3,389
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	3/1/19	1,000	1,110
Virginia Beach VA GO	5.000%	4/1/19	1,025	1,146
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	11,275	12,025
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	4,095	4,537
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	1,000	1,108
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	14,875	16,479
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	13,450	13,506
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	10,295	12,005
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,030	8,671
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	6,755	7,574
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/20	7,095	8,221
Virginia GO	5.000%	6/1/17	1,000	1,038
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	2,845	2,846
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	4,880	4,881
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	7,890	8,586

Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	10,170	11,068
Virginia Public School Authority Revenue	4.000%	8/1/16	3,565	3,566
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	3,861
Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,712
Virginia Public School Authority Revenue	5.000%	8/1/20	6,015	7,022
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/17	12,385	12,786
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/18	13,000	13,984
				272,825
Washington (2.7%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.390%	8/1/16	9,700	9,700
2 Everett WA GO PUT	0.840%	12/1/19	3,905	3,847
2 Grant County WA Public Utility District No. 2
Electric System Revenue PUT	0.760%	12/1/17	10,000	9,962
King County WA (Bellevue School District) GO	5.000%	12/1/16	3,125	3,174
King County WA GO	5.000%	1/1/18	2,000	2,127
King County WA GO	5.000%	7/1/18	7,515	8,155
King County WA GO	5.000%	12/1/18	2,745	3,024
King County WA GO	4.000%	6/1/19	3,610	3,949
King County WA GO	5.000%	12/1/19	2,885	3,295
King County WA Sewer Revenue	5.250%	1/1/18 (Prere.)	35,000	37,332
Pierce County WA School District No. 10
(Tacoma) GO	3.000%	6/1/18	6,500	6,786
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/18	5,000	5,505
Pierce County WA School District No. 10
(Tacoma) GO	4.000%	6/1/19	5,000	5,465
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/19	3,500	3,994
Port of Seattle WA Revenue	5.000%	3/1/19	4,500	5,000
Seattle WA GO	5.000%	6/1/18	6,455	6,974
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17	3,320	3,481
2 Seattle WA Municipal Light & Power Revenue
PUT	1.120%	11/1/18	6,750	6,750
2 Seattle WA Municipal Light & Power Revenue
PUT	1.120%	11/1/18	8,250	8,250
Seattle WA Water System Revenue	5.000%	5/1/18	5,850	6,303
1 TES Properties Washington Lease Revenue
TOB VRDO	0.470%	8/5/16	10,125	10,125
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/17	4,130	4,273
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/18	3,215	3,452
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,127
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	2,300	2,449
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,673
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,541
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	15,193
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,443

Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	22,108
Washington GO	5.000%	2/1/18	4,375	4,665
Washington GO	5.500%	7/1/18	21,675	23,702
Washington GO	5.000%	8/1/18	11,745	12,772
Washington GO	5.000%	8/1/18	4,280	4,654
Washington GO	5.000%	1/1/19 (Prere.)	2,000	2,211
Washington GO	5.000%	2/1/19	7,365	8,155
Washington GO	5.000%	2/1/19	4,590	5,083
Washington GO	5.000%	7/1/19	22,835	25,677
Washington GO	5.000%	7/1/19	21,620	24,311
Washington GO	5.000%	8/1/19	4,500	5,075
1 Washington Health Care Facilities Authority
Revenue (MultiCare Health System) TOB
VRDO	0.540%	8/5/16	9,690	9,690
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	700	706
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,445
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/17	300	307
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	265
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.375%	1/1/21	6,500	6,581
				351,756
West Virginia (0.1%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,064
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,060
West Virginia GO	5.000%	6/1/20	1,400	1,620
West Virginia University Revenue	5.000%	10/1/16	725	731
2 West Virginia University Revenue PUT	0.970%	10/1/19	3,500	3,476
				16,951
Wisconsin (1.1%)
Milwaukee WI GO	4.000%	3/15/18	15,085	15,919
Milwaukee WI GO	3.000%	3/1/19	13,575	14,379
Milwaukee WI GO	4.000%	3/1/20	13,130	14,625
Wisconsin GO	4.000%	11/1/16	6,205	6,263
Wisconsin GO	5.000%	5/1/17	1,000	1,034
Wisconsin GO	5.000%	5/1/18	13,160	14,187
Wisconsin GO	5.000%	5/1/19 (2)	4,000	4,478
Wisconsin GO	5.000%	5/1/19	13,270	14,854
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	3/1/18	7,500	7,886
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	13,325	14,482
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.470%	8/5/16	750	750

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,279
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	8,045	8,061
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	8,595	8,626
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/16	1,745	1,749
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/16	1,660	1,682
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/17	1,000	1,056
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	823
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16 (ETM)	6,115	6,127
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16 (ETM)	665	666
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	525	558
Wisconsin Transportation Revenue	5.000%	7/1/19	2,220	2,498
				141,982
Total Tax-Exempt Municipal Bonds (Cost $13,196,982)				13,265,272

			Shares
Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
4 Vanguard Municipal Cash Management Fund
(Cost $253,528)	0.414%		253,528,294	253,528
Total Investments (102.9%) (Cost $13,450,510)				13,518,800
Other Assets and Liabilities-Net (-2.9%)				(380,645)
Net Assets (100%)				13,138,155

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $1,241,444,000, representing 9.4% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2016.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.

Short-Term Tax-Exempt Fund

FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Short-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	13,265,272	—
Temporary Cash Investments	253,528	—	—
Futures Contracts—Assets[1]	434	—	—
Total	253,962	13,265,272	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at July 31, 2016.

Short-Term Tax-Exempt Fund

D. At July 31, 2016, the cost of investment securities for tax purposes was $13,451,007,000. Net unrealized appreciation of investment securities for tax purposes was $67,793,000, consisting of unrealized gains of $72,000,000 on securities that had risen in value since their purchase and
$4,207,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

Tax-Exempt Municipal Bonds (98.2%)
Alabama (0.8%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,141
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,752
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	7,950	9,857
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	4,129
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,811
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	8,174
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	8,553
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	8,242
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	58,350	61,818
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	60,660	64,265
1 Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	62,600	66,320
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	14,403
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/19	1,820	2,033
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/21	4,895	5,808
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,609
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	3,160	3,279
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,588
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,880
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,177
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,401
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,692
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,766
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,443
Birmingham AL GO	0.000%	3/1/32	5,000	5,623
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	9,000	10,078
Hoover AL GO	4.000%	7/1/24	3,900	4,672
Hoover AL GO	4.000%	7/1/25	1,290	1,563
Hoover AL GO	4.000%	7/1/26	1,345	1,644
Hoover AL GO	4.000%	7/1/30	2,440	2,877
Hoover AL GO	4.000%	7/1/31	5,135	6,015
Hoover AL GO	4.000%	7/1/32	5,090	5,922

Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,443
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,701
Huntsville AL GO	5.000%	3/1/26	295	350
Huntsville AL GO	5.000%	5/1/33	2,950	3,425
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,933
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	2,002
Huntsville AL Water System Revenue	5.000%	11/1/28	1,500	1,893
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	2,970
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,623
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,178
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	4,194
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	6,297
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,952
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,975
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	692
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	913
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	906
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	8,700	8,753
Mobile County AL Board of School
Commissioners GO	2.000%	3/1/17	350	353
Mobile County AL Board of School
Commissioners GO	2.000%	3/1/18	500	509
Mobile County AL Board of School
Commissioners GO	3.000%	3/1/19	550	578
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/29	3,565	4,418
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/30	2,500	3,092
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/31	3,000	3,693
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,565
				407,943
Alaska (0.2%)
Alaska GO	4.000%	8/1/18	1,200	1,280
Alaska GO	5.000%	8/1/24	5,000	6,173
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/25	3,075	3,712
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	5,330	6,414
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	2,000	2,349
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.450%	8/5/16	11,000	11,000
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,826
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,927

Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,440
Anchorage AK GO	5.000%	9/1/20	3,900	4,529
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	3,691
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	18,263
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	6,069
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	9,495	9,647
Valdez AK Marine Terminal Revenue (Exxon
Pipeline Co.) VRDO	0.340%	8/1/16	8,000	8,000
				95,320
Arizona (1.8%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	725	906
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/32	875	1,089
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/33	700	868
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	1,000	1,236
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	600	739
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,322
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,253
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/19 (Prere.)	2,545	2,853
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/27	1,115	1,350
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	3,510	4,442
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,860	2,354
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,000	1,208
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,194
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,537
Arizona COP	4.000%	9/1/17	1,250	1,295
Arizona COP	5.000%	3/1/18 (Prere.)	10,000	10,697
Arizona COP	5.000%	3/1/18 (Prere.)	5,000	5,349
Arizona COP	5.000%	9/1/18	1,275	1,388
Arizona COP	5.000%	9/1/20	1,700	1,974
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	4,054
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,692
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,917

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	7,533
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	10,603
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	7,950
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.290%	2/5/20	12,500	12,737
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,246
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/24	1,500	1,901
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,717
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,481
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,014
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,986
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,800
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	24,098
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	21,994
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,138
Arizona School Facilities Board COP	5.125%	9/1/18 (Prere.)	5,000	5,471
Arizona School Facilities Board COP	5.000%	9/1/19	2,650	2,985
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/24	1,605	2,010
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/34	2,900	3,579
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/35	2,000	2,457
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	2,500	3,056
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	10,000	12,227
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	12,000	14,984
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	27,590	35,120
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,085	10,502
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	11,500	11,976
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	16,300	16,974
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,413
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	7,540	7,852
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,413
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,524
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,419
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,419
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,398
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	8,139
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,617

Arizona Transportation Board Highway Revenue	5.000%	7/1/32	7,580	9,083
3 Arizona Transportation Board Highway Revenue
TOB VRDO	0.490%	8/5/16	6,695	6,695
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	4,099
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,384
Chandler AZ GO	4.000%	7/1/22	3,390	3,966
Chandler AZ GO	5.000%	7/1/23	3,400	4,266
Chandler AZ GO	5.000%	7/1/24	4,250	5,449
Gilbert AZ Waterworks & Sewer System
Revenue	5.000%	7/1/25	1,750	2,273
Gilbert AZ Waterworks & Sewer System
Revenue	5.000%	7/1/27	2,500	3,261
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,551
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,206
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,697
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,688
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,945
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,288
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,212
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,246
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,596
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,766
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,696
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,201
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,546
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,803
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,735
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,851
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/17 (Prere.)	4,235	4,410
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	10,385
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,231
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/19 (Prere.)	6,220	6,994
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,516
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.250%	7/1/28	690	864
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/29	480	611

Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/30	375	477
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,278
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,156
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,248
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,181
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,686
3 Mesa AZ Utility System Revenue TOB VRDO	0.460%	8/5/16	595	595
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,407
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,417
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	10,299
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	10,942
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	15,169
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	5,375
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,097
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,730
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	3,010	3,500
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	11,000	13,450
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	7,000	8,741
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/24	7,770	9,891
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	9,000	11,395
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	7,000	8,806
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/27	2,500	3,128
Phoenix AZ GO	5.000%	7/1/20	5,150	5,361
Pima County AZ GO	2.000%	7/1/18	3,000	3,077
Pima County AZ GO	4.000%	7/1/21	6,000	6,831
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	13,271
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,657
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,339
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,418
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	5,250
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	7,373
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,000	6,459
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,000	2,471

Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,262
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,274
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	1/1/18	3,775	3,959
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,804
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	10,609
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	2,917
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	28
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,434
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,687
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	10,029
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,453
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	23,358
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,365
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	339
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,687
Scottsdale AZ GO	4.000%	7/1/24	3,000	3,604
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	15,188
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,124
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,124
Tucson AZ Water System Revenue	5.000%	7/1/23	3,500	4,366
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,736
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.700%	9/1/16	25,000	25,000
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,200	1,468
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,519
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,000	1,182
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,802
				962,757
Arkansas (0.1%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	380	449
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	10,105	13,031
4 Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/30	1,290	1,609
4 Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/31	2,390	2,967

4 Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/32	3,000	3,709
4 Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/33	3,305	4,070
4 Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/34	2,815	3,452
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	3,580	3,635
University of Arkansas Revenue	4.000%	11/1/18	600	645
University of Arkansas Revenue	5.000%	11/1/19	600	682
University of Arkansas Revenue	5.000%	11/1/20	855	999
University of Arkansas Revenue	5.000%	11/1/25	500	647
University of Arkansas Revenue	5.000%	11/1/26	600	787
University of Arkansas Revenue	5.000%	11/1/29	700	885
University of Arkansas Revenue	5.000%	11/1/31	800	1,019
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,264
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,259
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,502
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,450
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,597
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,153
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,498
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,272
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,719
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,991
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,940
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	4,101
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	3,113
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,239
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,703
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,424
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,455
				78,266
California (11.4%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,619
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,264
Alameda CA Corridor Transportation Authority
Revenue	5.000%	3/1/21	3,250	3,873
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,750
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/30	12,395	15,244

Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,950
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	6,230
Antelope Valley-East Kern CA Water Agency
Revenue	4.000%	6/1/20	1,000	1,122
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,214
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.000%	4/3/17	7,635	7,642
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	2,410	2,467
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.040%	4/1/20	18,615	18,539
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,913
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.140%	4/1/21	14,500	14,433
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,941
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.340%	5/1/23	13,500	13,492
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,901
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	6,034
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	168,065	194,804
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	14,393
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	7,191
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	23,182
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	21,505
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,590	8,768
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	20,695
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	3,800	4,384
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	5,000	5,080
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16 (ETM)	10	10
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	2,685	2,728
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	80	102
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	14,920	18,995

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	35	46
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	55	72
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	13
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	9,965	12,912
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	14,945	19,035
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,490	3,156
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	22,533
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	36,034
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	20,659
California Education Notes Program TRAN	2.000%	6/30/17	22,015	22,297
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,791
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,984
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,849
California GO	4.000%	9/1/16	21,745	21,815
California GO	4.000%	9/1/16	58,770	58,960
California GO	5.000%	9/1/16 (Prere.)	33,800	33,939
California GO	5.000%	9/1/16	8,000	8,033
California GO	5.000%	3/1/17	3,000	3,079
California GO	5.000%	4/1/17	13,050	13,444
2 California GO	1.190%	5/1/17	3,500	3,504
California GO	5.500%	4/1/18	30,000	32,476
California GO	6.000%	4/1/18	11,480	12,527
California GO	5.000%	9/1/18	8,500	9,283
California GO	5.000%	9/1/18	7,000	7,644
California GO	5.000%	12/1/18	85	85
California GO	5.000%	8/1/19	29,650	33,476
California GO	3.000%	9/1/19	7,000	7,499
California GO	5.000%	4/1/20	18,000	20,071
California GO	5.000%	8/1/20	18,970	19,400
California GO	5.000%	9/1/20	30,930	36,127
California GO	5.000%	10/1/20	3,000	3,514
California GO	5.000%	11/1/20 (14)	5,000	5,281
California GO	5.000%	9/1/21	30,155	36,229
California GO	5.000%	12/1/21	16,365	17,344
California GO	5.000%	3/1/22	26,540	32,203
California GO	5.250%	10/1/22	15,000	17,153
California GO	5.000%	12/1/22	11,000	13,589
California GO	5.000%	9/1/23	9,770	12,263
California GO	5.000%	11/1/23	17,200	21,674
California GO	5.000%	12/1/23	34,000	42,927
California GO	5.000%	3/1/24	30,000	37,877
California GO	5.000%	5/1/24	35,000	44,357

California GO	5.000%	10/1/24	19,500	20,881
California GO	5.000%	10/1/24	10,500	13,430
California GO	5.000%	12/1/24	5,730	7,230
California GO	5.000%	3/1/25	15,000	19,300
California GO	5.000%	9/1/25	4,000	5,197
California GO	5.000%	10/1/25	20,000	24,671
California GO	5.000%	11/1/25	33,000	41,994
California GO	5.000%	12/1/25	5,490	6,891
California GO	5.500%	8/1/26	23,665	25,969
California GO	5.000%	10/1/26	31,140	38,374
California GO	5.000%	10/1/27	11,250	13,831
California GO	5.250%	10/1/27	26,440	31,971
California GO	5.000%	11/1/27	17,380	21,698
California GO	5.000%	2/1/28	12,500	15,293
California GO	5.000%	11/1/28	9,175	11,417
California GO	5.000%	12/1/28	3,575	4,457
California GO	5.750%	4/1/29	2,395	2,706
California GO	5.250%	9/1/29	10,460	13,163
California GO	5.000%	10/1/29	27,000	30,518
California GO	5.000%	10/1/29	4,445	4,754
California GO	5.000%	10/1/29	10,000	12,638
California GO	5.250%	3/1/30	29,500	33,729
California GO	5.000%	5/1/30	30,000	37,411
California GO	5.000%	9/1/30	4,500	5,351
California GO	5.250%	9/1/30	25,480	32,000
California GO	5.750%	4/1/31	79,190	89,465
California GO	4.000%	9/1/31	7,660	8,939
California GO	5.000%	10/1/31	24,000	30,144
California GO	5.000%	2/1/32	50,640	61,307
California GO	4.000%	9/1/32	5,000	5,791
California GO	4.000%	9/1/32	5,000	5,791
California GO	5.000%	10/1/32	11,000	13,787
California GO	5.000%	2/1/33	60,000	72,474
California GO	6.500%	4/1/33	54,500	62,913
California GO	4.000%	9/1/33	26,000	29,909
California GO	5.000%	10/1/33	6,000	7,489
California GO	5.000%	10/1/34	10,000	12,439
California GO	4.000%	9/1/35	10,000	11,416
California GO PUT	3.000%	12/1/19	6,000	6,374
California GO PUT	4.000%	12/1/21	13,300	15,148
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	22,425
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,717
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,821
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,796
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,439
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,963
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	4,000	4,023

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17 (Prere.)	4,020	4,043
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.540%	8/5/16	650	650
3 California Health Facilities Financing Authority
Revenue (Providence Health & Services) TOB
VRDO	0.530%	8/5/16	9,480	9,480
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	8,866
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,430
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,792
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	29,466
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,009
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,504
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,012
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,371
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,315
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,976
4 California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	5,925	5,932
2 California Infrastructure & Economic
Development Bank Revenue (The Colburn
School) PUT	1.440%	6/1/20	10,000	10,014
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,723
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,740	1,899
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,050	5,596
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,268
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,732
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	2,164
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	9,815
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,500
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,932
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/27	1,325	1,687

California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	5,724
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,289
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	6,114
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/23	750	939
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/24	900	1,147
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	11,997
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	8,456
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	6,034
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,120	3,793
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	15,548
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	9,550
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	5,141
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	12,772
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,738
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	6,024
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	4,013
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,893
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	11,290	12,605
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	8,130	9,077
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,105
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	8,975	10,350
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	4,500	5,349
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	3,000	3,566
1 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,146
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	6,050	7,350
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	3,000	3,720
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	4,460	5,530
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	16,127

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,075	3,685
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	2,495	3,151
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	5,063
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	11,405
California State University Systemwide Revenue	5.000%	5/1/19 (Prere.)	14,775	16,542
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	5,000	5,700
California State University Systemwide Revenue	5.000%	11/1/19	2,095	2,391
California State University Systemwide Revenue	5.000%	11/1/20	2,000	2,356
California State University Systemwide Revenue	5.000%	11/1/21	1,445	1,753
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,584
California State University Systemwide Revenue	5.000%	11/1/28	3,540	4,580
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,891
California State University Systemwide Revenue	5.250%	11/1/29	7,790	9,353
California State University Systemwide Revenue	5.000%	11/1/30	24,850	31,293
California State University Systemwide Revenue	5.000%	11/1/30	3,350	4,288
California State University Systemwide Revenue	5.250%	11/1/30	7,960	9,614
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,869
California State University Systemwide Revenue	5.000%	11/1/31	21,630	27,163
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,831
California State University Systemwide Revenue	5.000%	11/1/32	10,000	12,697
California State University Systemwide Revenue	5.000%	11/1/32	10,000	12,505
California State University Systemwide Revenue	5.000%	11/1/33	20,000	24,924
California State University Systemwide Revenue	5.000%	11/1/34	24,190	30,040
California State University Systemwide Revenue	5.000%	11/1/35	4,355	5,386
California State University Systemwide Revenue
PUT	3.000%	11/1/19	6,700	7,104
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	3,855	3,855
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,500	3,501
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	4,000	4,798
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/30	3,500	4,132
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/23 (15)	6,435	6,986
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,540	4,029
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,160	3,596
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	4,235	4,820
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	739
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,255
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	649
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	8,535
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	18,026
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,987
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	20,306

Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,428
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,563
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,487
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/26 (4)	800	994
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/27 (4)	2,340	2,886
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29 (4)	1,300	1,572
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	1,080	1,301
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/24	1,130	1,377
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/25	1,145	1,413
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/26	1,255	1,535
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/27	1,320	1,606
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/28	1,380	1,665
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/29	1,445	1,737
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/30	1,400	1,678
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/31	1,600	1,906
Contra Costa CA Community College District
GO	5.000%	8/1/29	2,000	2,482
Contra Costa CA Community College District
GO	5.000%	8/1/30	3,000	3,703
Contra Costa CA Community College District
GO	5.000%	8/1/34	4,000	4,880
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	2,000	2,305
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,205
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	2,410	3,001
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,000	4,968
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,500	3,107
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,484
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	3,205
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,709
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,256
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,108
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,200
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,194
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,952
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,452
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,355
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,687
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,355	2,679

El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,630	2,992
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,963
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	6,063
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	5,995
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/23	775	960
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/24	1,000	1,259
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/25	750	951
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/26	1,155	1,456
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/30 (15)	1,130	1,399
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/31 (15)	1,750	2,156
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/32 (15)	1,365	1,674
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	2,354
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,374
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,644
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	2,237
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,993
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/28	20,090	17,387
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	2,000	1,762
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,424
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	40,500	48,474
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,477
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,065
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,500
Gavilan CA Joint Community College District
GO	5.000%	8/1/30	5,000	6,296
Gavilan CA Joint Community College District
GO	5.000%	8/1/31	6,000	7,527
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	196
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,583
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	4,595	4,629
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	17,000	20,927
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	6,000	7,343

Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	8,910
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,346
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,668
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	3,150
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	5,278
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	6,121
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/28	1,025	1,272
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29	1,000	1,236
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31	1,190	1,460
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,791
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,923
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,093
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,211
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	57
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	255	308
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	90	108
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	125	164
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,048
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,532
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,816
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	9,213
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,355
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,766
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,190
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	8,147
1 Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,714
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,400
Los Angeles CA Community College District GO	5.000%	8/1/23	10,000	12,610
Los Angeles CA Community College District GO	4.000%	8/1/24	900	1,085
Los Angeles CA Community College District GO	5.000%	8/1/24	7,500	9,655
Los Angeles CA Community College District GO	4.000%	8/1/25	1,575	1,921
Los Angeles CA Community College District GO	4.000%	8/1/26	1,200	1,472
Los Angeles CA Community College District GO	5.000%	8/1/27	24,845	31,482
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,787
Los Angeles CA Community College District GO	5.000%	8/1/29	10,000	12,614
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	38,081
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	24,059
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,478
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	22,803
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,115	3,362
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,508
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,508
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,960	4,274
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	14,830

Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,806
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	55,995	61,553
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	7,985	10,188
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	27,823
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	2,565	3,240
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	13,602
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	2,750	3,421
Los Angeles CA Department of Water & Power
Revenue VRDO	0.260%	8/1/16	6,580	6,580
Los Angeles CA Department of Water & Power
Revenue VRDO	0.400%	8/5/16	17,600	17,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.430%	8/5/16	27,050	27,050
Los Angeles CA Harbor Department Revenue	4.000%	8/1/18	1,225	1,310
Los Angeles CA Harbor Department Revenue	5.000%	8/1/19	1,000	1,131
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,232
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	1,000	1,259
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,786
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	7,000	8,943
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	10,000	12,728
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	10,875	12,311
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/17 (Prere.)	9,000	9,160
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/17 (Prere.)	15,435	15,726
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	4,000	4,167
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,425	6,692
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,330	7,635
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	10,000	10,416
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	22,410	23,343
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,000	22,545
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,625	23,250
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	38,425
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	24,589
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,000
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	25,407
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,421
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,355
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,754
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,092
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	4,000	4,136
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,272
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,000	5,247
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,451

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,228
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,767
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,387
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,822
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,586
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	9,199
2 Metropolitan Water District of Southern
California Revenue PUT	0.820%	3/27/18	3,000	2,998
2 Metropolitan Water District of Southern
California Revenue PUT	0.820%	3/27/18	31,000	30,974
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,684
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,622
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	15,474
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,930
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,318
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,805
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,100
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,313
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,483
Oakland CA Unified School District GO	5.000%	8/1/24 (4)	2,000	2,529
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,295	2,938
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,820	3,572
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,274
Orange County CA Sanitation District COP	5.000%	2/1/17 (Prere.)	2,500	2,557
1 Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	4,510	5,004
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	7,250	8,044
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	12,334
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	15,731
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	14,649
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	8,757
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	5,666
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,735
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,777
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/20	1,035	1,202
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/22	1,135	1,380
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23	1,200	1,488
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24	1,260	1,588
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/25	1,315	1,683
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/31	3,220	3,986
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,555

Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	7,273
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,796
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,791
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	6,115
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,591
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,435
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,235	2,757
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,745	2,144
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	8,385
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	20,124
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,424
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,479
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,023
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,516
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,697
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,768
3 Riverside CA Electric Revenue TOB VRDO	0.470%	8/5/16	6,500	6,500
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	9,575	11,872
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	3,495	4,300
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/34	12,070	14,772
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,764
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/27	4,980	6,278
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,736
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	6,436
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	2,370
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	5,480	3,692
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	6,061
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	6,820
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,938
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,735	5,246
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	115	135

Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	235	283
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	145	177
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	110	137
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/21 (15)	1,810	2,177
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/23 (15)	750	938
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/24 (15)	1,500	1,907
3 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.520%	8/5/16	7,500	7,500
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/24	720	827
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/26	1,200	1,375
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,565
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,439
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,983
Sacramento County CA GO	5.000%	2/1/17	4,650	4,734
Sacramento County CA GO	5.250%	2/1/18	6,140	6,519
Sacramento County CA GO	5.250%	2/1/19	4,940	5,387
Sacramento County CA GO	5.500%	2/1/20	4,700	5,300
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/26	1,000	1,291
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/28	1,100	1,396
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,477
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/31	1,000	1,254
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/31	3,000	3,704
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/35	1,000	1,232
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,361
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,415
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,573
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,664
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	15,145
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	17,439
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	17,458
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,610
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	9,761
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,554

San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,642
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,929
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,746
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,780
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,110
San Diego CA Community College District GO	5.000%	8/1/30	5,000	6,171
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	19,855
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,780
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	2,000	2,242
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	10,000	11,700
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,000	12,532
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	23,615	30,221
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/25	25,000	32,592
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/20	7,690	8,971
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	6,000	7,758
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	5,160	6,590
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,790	6,102
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/33	15,835	20,107
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/34	12,645	15,991
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	12,100	15,214
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	9,255	11,562
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	23,290
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	11,851
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,865
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,779
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,500	13,247
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	5,000	6,358
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/24	1,055	1,358
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/25	2,100	2,749
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/26	1,430	1,865
San Francisco CA City & County GO	5.000%	6/15/27	10,000	12,402
San Francisco CA City & County GO	4.000%	6/15/28	25,000	28,842
San Francisco CA City & County GO	4.000%	6/15/29	15,000	17,252
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,782
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	10,556
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,193

San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,807
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	9,030	11,333
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	2,545	3,194
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	12,095
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,000	2,492
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	14,000	16,772
San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	15,155
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	4,361
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	11,243
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,786
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,688
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,843
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,910
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	31,199
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,732
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,341
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	27,523
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/29	1,510	1,899
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	2,745	3,434
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	3,445	4,310
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,840	4,791
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,010	3,755
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/32	3,095	3,851
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,519
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,500	3,132
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	2,087
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	1,000	1,080

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/18 (Prere.)	2,000	2,184
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	4,217
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,342
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,297
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,419
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,197
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/27	2,110	2,683
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/26	700	904
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/28	1,000	1,269
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/29	1,000	1,263
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/30	1,000	1,256
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/31	1,000	1,252
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32	1,500	1,870
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/33	1,500	1,863
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/35	2,650	3,268
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/36	1,750	2,150
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,528
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,518
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	8,043
Santa Monica CA Community College District
GO	5.000%	8/1/24	4,210	5,285
Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	6,255
Santa Monica CA Community College District
GO	5.000%	8/1/26	8,650	10,764
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	5,260
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,145	6,391
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	5,439
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	9,381
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	8,514
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	11,606
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,556
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,547

Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,884
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	5,000	5,978
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	9,000	10,238
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	375	480
State Center California Community College
District GO	5.000%	8/1/29	6,005	7,619
State Center California Community College
District GO	5.000%	8/1/30	3,335	4,200
State Center California Community College
District GO	5.000%	8/1/31	5,070	6,361
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	4,045
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	3,000	3,298
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/35	2,000	2,220
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,304
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	14,480
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	14,836
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,028
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,453
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,697
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,883
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,533
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	16,666
University of California Revenue	5.000%	5/15/23	1,500	1,787
University of California Revenue	5.000%	5/15/23	3,000	3,760
University of California Revenue	5.000%	5/15/23	2,000	2,510
University of California Revenue	5.000%	5/15/26	12,915	15,275
University of California Revenue	5.000%	5/15/27	5,000	5,891
University of California Revenue	5.000%	5/15/27	6,010	7,662
University of California Revenue	5.000%	5/15/28	25,995	32,045
University of California Revenue	5.000%	5/15/28	12,500	15,847
University of California Revenue	5.000%	5/15/28	5,500	6,973
University of California Revenue	5.000%	5/15/29	19,000	23,964
University of California Revenue	5.000%	5/15/30	2,830	3,304
University of California Revenue	5.000%	5/15/31	11,000	13,760
University of California Revenue	5.000%	5/15/32	21,800	26,616
University of California Revenue	5.000%	5/15/32	4,000	4,981
University of California Revenue	5.000%	5/15/33	31,200	37,981
University of California Revenue	5.000%	5/15/34	38,420	46,632
University of California Revenue	5.000%	5/15/36	7,175	8,987
University of California Revenue PUT	5.000%	5/15/23	127,165	159,063
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	5,404
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	6,878
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	6,637
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	6,858
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	6,501

Ventura County CA Community College District
GO	5.000%	8/1/27	1,000	1,256
Ventura County CA Community College District
GO	5.000%	8/1/28	1,000	1,253
Ventura County CA Community College District
GO	5.000%	8/1/29	1,000	1,240
Ventura County CA Public Financing Authority
COP	5.625%	8/15/19 (Prere.)	1,000	1,150
Ventura County CA Public Financing Authority
COP	5.750%	8/15/19 (Prere.)	1,750	2,018
Ventura County CA Public Financing Authority
COP	5.750%	8/15/19 (Prere.)	1,750	2,018
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,847
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/32	6,155	7,828
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/33	6,815	8,629
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/34	7,355	9,266
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,816
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,250
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,832
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,429
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,550
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (ETM)	3,000	2,948
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	4,035
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	5,670
West Contra Costa CA Unified School District
GO	5.000%	8/1/27	2,405	3,029
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	5,230	3,863
West Contra Costa CA Unified School District
GO	5.000%	8/1/29	3,500	4,352
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	5,000	3,231
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	7,470
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	1,749
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,205
				5,960,559
Colorado (1.3%)
Adams County CO COP	5.000%	12/1/30	600	743
Adams County CO COP	5.000%	12/1/33	1,000	1,223
Adams County CO COP	5.000%	12/1/34	725	883
Aurora CO COP	5.000%	12/1/19	1,050	1,189
Aurora CO COP	5.000%	12/1/20	2,000	2,282
Aurora CO COP	5.000%	12/1/21	3,505	3,995
Aurora CO COP	5.000%	12/1/22	4,730	5,387
Aurora CO COP	5.000%	12/1/23	4,465	5,082
Aurora CO COP	5.000%	12/1/24	4,215	4,795
Aurora CO COP	5.000%	12/1/25	5,475	6,221

3 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.480%	8/5/16	8,665	8,665
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,092
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,240
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,407
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,580
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	6,247
Colorado Education Loan Program Revenue	2.000%	6/29/17	13,200	13,377
Colorado Education Loan Program Revenue	5.000%	6/29/17	11,800	12,281
Colorado General Fund Revenue	2.000%	6/27/17	34,000	34,429
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	7,000	8,633
4 Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/26	25,000	32,106
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,045
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	56,086
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	17,000	19,197
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	8,385	9,638
3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.590%	8/5/16	5,305	5,305
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,374
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	3,007
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	3,060
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,232
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,318
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,634
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,219
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,653
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,590
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/29	5,000	5,694
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	8,500	9,641
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/31	5,390	6,088
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/32	5,500	6,187
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,948

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	15,006
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	23,822
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,915
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,893
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	18,311
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,996
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,686
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,668
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	6,105
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	17,559
Denver CO City & County COP VRDO	0.370%	8/1/16	2,000	2,000
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	24,199
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,314
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	6,886
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	14,438
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	25,213
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	11,315	10,139
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	15,435	13,217
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	16,569
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,700
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,836
Garfield, Pitkin, & Eagle County CO School
District GO	1.000%	12/15/16	500	501
Garfield, Pitkin, & Eagle County CO School
District GO	2.000%	12/15/17	500	510
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/32	4,010	4,619
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/33	7,535	8,637
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	7,075	8,078
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/35	7,440	8,461
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/23	1,520	1,845
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/26	1,000	1,230
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/29	2,000	2,411
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/31	1,500	1,797
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/33	1,080	1,284

Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/34	1,250	1,480
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/35	1,125	1,330
Regional Transportation District of Colorado
COP	5.000%	6/1/23	2,000	2,302
Regional Transportation District of Colorado
COP	5.000%	6/1/24	1,000	1,147
Regional Transportation District of Colorado
COP	5.000%	6/1/25	1,000	1,140
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	6,129
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	7,202
University of Colorado Enterprise System
Revenue	5.000%	6/1/17 (Prere.)	5,785	6,003
University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,750	3,123
University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,000	2,272
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,500	1,889
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,250	1,513
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	2,085	2,520
University of Colorado Enterprise System
Revenue	4.000%	6/1/28	5,600	6,475
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,480	2,994
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,000	2,488
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,445	2,947
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,250	2,786
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,720	3,278
University of Colorado Enterprise System
Revenue	5.000%	6/1/31	1,850	2,224
University of Colorado Enterprise System
Revenue	4.000%	6/1/32	2,250	2,591
University of Colorado Enterprise System
Revenue	5.000%	6/1/32	1,950	2,338
University of Colorado Enterprise System
Revenue	4.000%	6/1/33	3,700	4,240
University of Colorado Enterprise System
Revenue	5.000%	6/1/33	3,155	3,773
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	7,225
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	11,333
				685,360
Connecticut (1.5%)
2 Connecticut GO	1.210%	5/15/17	5,000	5,011
Connecticut GO	5.000%	11/1/17	7,750	8,180
Connecticut GO	4.000%	11/15/17	6,885	7,190

2 Connecticut GO	1.360%	5/15/18	14,100	14,129
Connecticut GO	5.000%	11/15/18	8,500	9,305
Connecticut GO	5.000%	12/15/18	11,100	11,291
Connecticut GO	5.000%	3/15/20	7,770	8,848
2 Connecticut GO	1.690%	4/15/20	17,000	17,170
Connecticut GO	5.000%	11/1/20	4,970	5,756
2 Connecticut GO	1.190%	3/1/21	4,305	4,266
Connecticut GO	5.000%	11/1/21	5,000	5,934
Connecticut GO	4.000%	3/15/22	14,405	16,405
Connecticut GO	5.000%	4/15/22	6,005	7,175
Connecticut GO	5.000%	5/15/22	11,310	13,334
Connecticut GO	5.000%	6/1/22	8,010	9,596
Connecticut GO	5.000%	6/15/22	9,355	11,217
Connecticut GO	5.000%	9/15/22	6,830	8,231
Connecticut GO	5.000%	11/15/22	5,000	6,046
Connecticut GO	5.000%	11/15/22	17,120	20,700
Connecticut GO	5.000%	3/15/23	18,315	22,229
Connecticut GO	5.000%	6/15/23	5,890	7,188
Connecticut GO	5.000%	11/1/23	10,000	11,902
Connecticut GO	5.000%	11/15/23	7,715	9,500
Connecticut GO	5.000%	11/15/23	14,275	17,578
Connecticut GO	5.000%	3/15/24	10,000	12,350
Connecticut GO	5.000%	6/1/24	10,000	11,910
Connecticut GO	5.000%	9/1/24	20,000	24,916
Connecticut GO	5.000%	10/15/24	10,805	12,973
Connecticut GO	5.000%	11/15/24	6,440	8,054
Connecticut GO	5.000%	11/15/24	10,025	12,537
Connecticut GO	5.000%	3/1/25	19,440	23,432
Connecticut GO	5.000%	9/1/25	19,395	24,075
Connecticut GO	5.000%	11/15/25	15,795	19,972
Connecticut GO	5.000%	11/15/25	3,250	4,109
Connecticut GO	5.000%	9/1/26	13,170	16,240
Connecticut GO	5.000%	11/1/26	9,250	10,973
Connecticut GO	5.000%	11/15/26	8,000	10,070
Connecticut GO	5.000%	3/15/27	10,000	12,356
Connecticut GO	5.000%	6/15/27	5,000	6,202
Connecticut GO	5.000%	11/15/28	5,000	6,197
Connecticut GO	5.000%	6/15/29	5,000	6,120
Connecticut GO	5.000%	3/1/30	8,900	10,688
Connecticut GO	5.000%	3/1/31	10,500	12,569
Connecticut GO	5.000%	4/15/32	4,000	4,677
Connecticut GO	5.000%	8/15/32	20,000	23,880
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,504
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,770
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	6,483
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	17,034
3 Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.) TOB
VRDO	0.470%	8/5/16	2,225	2,225
3 Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.) TOB
VRDO	0.470%	8/5/16	4,000	4,000

Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	9,948
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.200%	2/1/19	14,920	15,059
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	40,000	40,151
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	8,000	8,200
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	7,487
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/22	5,000	6,082
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	13,216
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	11,890
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,445	23,931
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	13,671
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	10,077
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,000	18,254
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31	10,000	12,314
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	6,000	7,363
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/34	3,745	4,565
Hartford CT GO	5.000%	4/1/28	2,055	2,355
Hartford CT GO	5.000%	4/1/30	2,000	2,275
South Central CT Regional Water Authority
Water System Revenue	5.000%	8/1/24	750	946
South Central CT Regional Water Authority
Water System Revenue	5.000%	8/1/29	1,000	1,262
University of Connecticut GO	5.000%	2/15/26	3,140	3,944
University of Connecticut GO	5.000%	2/15/27	8,000	9,942
University of Connecticut GO	5.000%	2/15/29	9,010	11,074
				807,503
Delaware (0.1%)
Delaware GO	5.000%	10/1/16	19,895	20,055
Delaware GO	5.000%	8/1/24	6,040	7,638
1 Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	11,232
University of Delaware Revenue	5.000%	11/1/22	1,000	1,133
				40,058
District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,639
District of Columbia GO	5.000%	6/1/19	5,000	5,608
District of Columbia GO	5.000%	6/1/20 (4)	11,840	12,536
District of Columbia GO	5.000%	6/1/21 (4)	10,380	10,989
District of Columbia GO	5.000%	6/1/21	5,000	5,962
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/24	2,025	2,559

District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/25	2,200	2,825
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,324
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	6,406
3 District of Columbia Income Tax Revenue TOB
VRDO	0.470%	8/5/16	4,200	4,200
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	5,762
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	5,953
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	6,774
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,353
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	24,930
District of Columbia Revenue (Methodist Home
of the District of Columbia)	4.500%	1/1/25	1,815	1,898
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/25	4,170	5,234
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/26	3,985	5,064
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/28	2,000	2,505
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	6,190
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	11,611
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	6,034
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	6,034
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue VRDO	0.460%	8/5/16 LOC	15,500	15,500
				170,890
Florida (5.3%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/25	1,000	1,218
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/26	1,250	1,512
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/27	1,300	1,564
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/34	22,000	25,809
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,987
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	6,119
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,336
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,721

Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,933
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	7,030
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,998
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,356
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	3,187
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,405
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	7,015
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	5,252
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,955
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	5,392
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	8,125
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	10,756
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	8,046
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,615	4,805
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,850	5,050
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	5,090	5,300
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,214
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,389
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,246
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,839
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,889
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,866
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	9,336
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,821
Broward County FL GO	5.000%	1/1/20	9,185	10,508
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,169
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	12,480	13,580
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/18 (Prere.)	2,000	2,188
Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	25,286
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	60,990	63,362
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	19,000	21,495
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	30,000	35,697
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/25	20,000	25,007
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,362
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	24,278

Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	8,194
Duval County FL School Board COP	5.000%	7/1/27	4,000	4,978
Duval County FL School Board COP	5.000%	7/1/33	14,415	17,460
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	14,690	15,439
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,336
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,775	3,120
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	4,979
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	14,399
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,429
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	15,119
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,422
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,136
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	16,664
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17 (Prere.)	3,500	3,665
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	10,170	11,000
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	8,180	8,847
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	7,000	7,868
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,265
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	9,020	10,462
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	10,000	11,598
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,323
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	8,200	9,778
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	35,250	42,035
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	7,945	9,474
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	8,700	10,622
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	10,000	12,209
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	7,050	8,607
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,711
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	10,440	13,020
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,399
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	9,210
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	20,515	25,926
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	6,460	8,356
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/27	7,055	9,227
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,917

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17	8,175	8,509
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,405
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	9,467
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	10,916
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,026
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	9,939
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,446
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,534
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	10,427
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	12,022
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	5,696
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	12,595
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	11,465
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,892
Florida Department of Transportation GO	5.000%	7/1/19	5,000	5,632
Florida Department of Transportation GO	5.000%	7/1/20	6,620	7,697
Florida Department of Transportation GO	5.000%	7/1/21	4,120	4,923
Florida Department of Transportation GO	5.000%	7/1/21	7,540	9,009
Florida Department of Transportation GO	5.000%	7/1/22	22,060	26,987
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,869
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/33	1,800	2,188
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/34	1,500	1,818
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,142
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.440%	8/5/16 LOC	15,450	15,450
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,000	2,410
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,141
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,549
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,278
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	10,625	11,631
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,357
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,473
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	2,161
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,000	1,258
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,705	2,168
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,000	1,264
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,100	1,382
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,875	2,042

Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,710
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	4,315
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,000	6,327
Florida Municipal Power Agency Revenue	5.000%	10/1/30	9,995	12,575
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	10,641
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,457
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,677
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,362
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,479
Florida Turnpike Authority Revenue	5.000%	7/1/19	9,230	10,387
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,434
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,151
Florida Turnpike Authority Revenue	5.000%	7/1/24	8,760	11,106
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	11,945
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	13,724
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,212
Fort Myers FL Improvement Revenue	5.000%	12/1/16 (Prere.)	6,330	6,427
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	1,010	1,025
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/25	1,690	1,933
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	1,320	1,600
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/24	1,110	1,369
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/25	1,350	1,688
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/27	1,445	1,814
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/28	2,000	2,488
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/29	2,000	2,477
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/30	2,000	2,455
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	7,284
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,170
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,293
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,195
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,449
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,944
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,477
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,282

Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	2,883
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,693
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/18	12,320	13,509
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/19	14,680	16,674
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	1,260	1,291
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	14,729
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	26,400	31,106
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	3,487
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	2,230	2,427
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	13,575	16,173
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	16,610
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	17,814
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,571
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,819
Jacksonville FL Capital Project Revenue VRDO	0.470%	8/5/16 LOC	3,430	3,430
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	600	733
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,842
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	750	913
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	7,025	8,522
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	2,000	2,416
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	4,490	5,415
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,402
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,345
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19	15,265	17,326
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20	22,255	26,013
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	2,000	2,449
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	7,168

Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/30	3,000	3,377
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/18 (Prere.)	13,280	14,460
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,415	5,925
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,685	6,221
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,970	6,533
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	17,996
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,398
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,427
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,677
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,901
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	9,534
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,848
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	2,109
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,762
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	2,131
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,820
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	2,114
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,610
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	6,092
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	578
Lakeland FL Energy System Revenue	5.000%	10/1/17	1,000	1,053
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/35	3,000	3,581
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,134
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,417
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,799
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,934
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,386
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,876
Lee County FL School Board COP	5.000%	8/1/27	5,000	6,162
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,903
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/26 (4)	1,000	1,242
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/28 (4)	3,055	3,755
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/30 (4)	3,300	4,029
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/32 (4)	1,820	2,207
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/33 (4)	1,000	1,209
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/34 (4)	1,000	1,205
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/35 (4)	1,000	1,200
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	7,119
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,535
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,619
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,645
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,885
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,951
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	4,013
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,425
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,825	3,264

Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	4,040
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,618
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,525	3,024
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,539
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,192
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/34	4,000	4,768
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/35	5,000	5,937
Miami Beach FL Resort Tax Revenue	5.000%	9/1/25	840	1,072
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,000	1,264
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,623
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,242
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,500	1,854
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,350	1,647
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,822
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,695
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	1,961
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	3,052
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	2,750	3,442
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,760
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	7,528
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,474
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	8,313
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	6,320
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	2,055	2,499
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	15,390	19,088
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	8,210	10,183
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	14,000	17,280
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	8,620	10,640
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/17 (Prere.)	5,275	5,434
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/17 (Prere.)	2,040	2,102
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	4,000	4,916
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	4,250	5,321

Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	3,750	4,659
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	3,250	4,021
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	2,250	2,769
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/31	2,000	2,395
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	2,550	3,044
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/33	5,000	5,961
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,350	2,646
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35	2,750	3,028
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,281
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	5,005	5,063
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,500	2,529
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,655	2,686
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,280	3,318
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,500	3,541
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	5,685	5,878
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	25,200	27,254
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	27,650	29,904
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	14,225	15,384
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	12,980	14,038
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	15,530	16,796
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,699
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,801
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	12,285
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	12,214
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	12,167
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,802
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,175
Miami-Dade County FL Seaport Revenue VRDO	0.460%	8/5/16 LOC	4,800	4,800
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,425
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	2,750	3,333
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	13,680
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,500	3,009
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	10,602
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	3,270
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,000	11,958
4 Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/30	12,555	14,154
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,000	14,319
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,773

4 Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/31	11,270	12,664
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	1,312
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	16,073
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	1,694
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	13,714
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,759
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,442
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	9,466
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,250	7,396
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,949
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,400	7,784
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	24,078
3 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.540%	8/5/16 (4)	14,000	14,000
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	3,937
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,573
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,075
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,000	3,780
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,882
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,000	6,182
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,835
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	6,096
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	8,400	9,053
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	7,000	7,544
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,002
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,001
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,262
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	19,945
Orange County FL Tourist Development
Revenue	5.000%	10/1/19	8,680	9,828
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	16,107
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	17,403
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	8,887

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	3,989
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	13,030	15,685
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	5,000	5,663
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,000	1,198
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,449
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	825	1,044
Orlando FL Capital Improvement Revenue	5.000%	10/1/25	875	1,125
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,647
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,200	1,563
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	4,035
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	5,015
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	797
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,131
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,303
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,676
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,423
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/22	850	1,011
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/23	1,250	1,509
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24	1,000	1,226
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	7,238
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,455
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	7,055
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	13,086
Palm Beach County FL School Board COP	5.000%	8/1/32	12,000	14,688
1 Palm Beach County FL School Board COP PUT	5.000%	8/1/16 (Prere.)	6,000	6,002
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	6,310
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	6,563
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	15,000	16,589
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,842
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,509
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,366
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,475
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	11,660
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	12,110
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,505	3,048
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/23	1,000	1,250

Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/24	1,550	1,976
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,358
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	6,253
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,869
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,271
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	5,000	5,039
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	7,805	7,866
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,023
South Florida Water Management District COP	5.000%	10/1/16 (Prere.)	4,000	4,031
South Florida Water Management District COP	5.000%	10/1/16 (Prere.)	8,000	8,063
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,715
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,955
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/24	500	608
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/28	500	592
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/29	500	590
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.125%	7/1/34	1,135	1,322
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	7,011
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,414
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	5,130
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	5,346
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/24	925	1,142
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/25	650	812
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/27	1,100	1,356
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/28	1,450	1,779
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	14,282
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,829
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,435
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,661

Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/19	3,580	4,063
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/21	18,420	21,081
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/22	13,395	15,409
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	14,686	17,188
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,163
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,274
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,172
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,255
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,739
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,154
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/26	1,400	1,727
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/30	1,650	1,987
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/32	1,880	2,246
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/33	2,340	2,785
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/34	2,505	2,973
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/35	1,680	1,987
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	2,300	2,853
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	7,384
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,366
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,202
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	1,100	1,319
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/30	1,750	2,092
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,239
Volusia County FL School Board COP	5.000%	8/1/24	500	629
Volusia County FL School Board COP	5.000%	8/1/25	1,675	2,094
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,218
Volusia County FL School Board COP	5.000%	8/1/28	1,650	2,023
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,867
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,721
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,848
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,230
				2,796,243
Georgia (2.6%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/27	2,315	2,918
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/28	2,500	3,131

Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,257
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,562
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	11,397
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	1,600	2,006
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/28	3,000	3,723
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	3,000	3,669
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/30	5,000	6,061
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/31	5,000	6,045
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/32	5,500	6,633
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33	2,000	2,404
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/34	2,000	2,397
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,273
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,621
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,244
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,797
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,907
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,649
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	3,098
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,480	3,175
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,258
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,689
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,250	1,539
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,661
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,769
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	4,950	5,008
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,091
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	5,736
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,498
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,171
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	12,021
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,000	3,770
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,000	3,837
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,215
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,814
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	21,090
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,859
2 Atlanta GA Water & Wastewater Revenue PUT	1.832%	11/1/18	21,685	22,037
3 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.540%	8/5/16	10,000	10,000
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,618
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	0.867%	1/1/24 (4)	2,350	2,324

Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,171
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	8,576
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,991
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,345
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,185
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	8,020
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,318
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,596
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,709
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,817
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,650
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,757
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,734
Forsyth County GA GO	5.000%	3/1/20	2,145	2,472
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,828
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,973
Georgia GO	5.000%	7/1/17	36,235	37,750
Georgia GO	5.000%	2/1/19	33,695	37,408
Georgia GO	5.000%	7/1/19	5,000	5,638
Georgia GO	4.000%	11/1/19	2,500	2,772
Georgia GO	5.000%	2/1/20	34,000	39,081
Georgia GO	5.000%	7/1/20	10,000	11,652
Georgia GO	5.000%	7/1/20	3,000	3,496
Georgia GO	5.000%	7/1/20	18,460	21,510
Georgia GO	5.000%	11/1/20	9,240	10,880
Georgia GO	5.000%	2/1/21	46,000	54,536
Georgia GO	5.000%	10/1/21	8,000	9,667
Georgia GO	5.000%	1/1/22	9,415	11,437
Georgia GO	5.000%	2/1/22	13,425	16,343
Georgia GO	4.000%	10/1/22	2,150	2,529
Georgia GO	5.000%	2/1/23	18,395	22,917
Georgia GO	5.000%	7/1/23	20,160	24,786
Georgia GO	5.000%	2/1/25	3,000	3,797
Georgia GO	4.000%	7/1/25	22,000	26,906
Georgia GO	5.000%	2/1/27	10,000	12,567
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,000	14,359
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,000	4,895
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,583
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	17,288
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,933

Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/30	4,365	5,343
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/34	7,000	8,397
Gwinnett County GA School District GO	5.000%	2/1/17	2,100	2,148
Gwinnett County GA School District GO	5.000%	8/1/20	20,000	23,366
Gwinnett County GA School District GO	5.000%	2/1/21	10,000	11,856
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	27,668
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,391
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,747
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,598
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,391
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,340	2,397
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	33
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	26,876
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	2,270	2,521
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,693
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	42,589
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	12,386
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	6,286
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/30	25,515	32,557
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/32	26,450	33,504
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/33	29,440	37,141
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/34	30,915	38,844
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	31,365	39,250
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	27,541
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,099
Municipal Electric Authority Georgia Revenue	5.750%	7/1/18 (Prere.)	38,065	41,821
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	3,580	3,948
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	13,375	14,695
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,516
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	17,101
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	7,725	8,711
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,810	3,294
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,929
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,472
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	2,125	2,686

Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	29,195	37,283
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,215	20,707
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,050	1,285
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,563
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,416
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,000	6,016
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	8,908
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,773
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,366
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,892
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,878
				1,348,726
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/23	6,280	7,376
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/24	4,790	5,655
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/25	4,200	4,970
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	300	351
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,779
				21,131
Hawaii (0.9%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	16,105
Hawaii County HI GO	5.000%	9/1/28	1,000	1,279
Hawaii County HI GO	5.000%	9/1/29	2,065	2,627
Hawaii County HI GO	5.000%	9/1/30	1,000	1,266
Hawaii GO	4.000%	11/1/17	4,100	4,279
Hawaii GO	5.000%	12/1/18	9,250	10,191
Hawaii GO	5.000%	10/1/20	5,500	6,429
Hawaii GO	5.000%	10/1/20	9,910	11,583
Hawaii GO	5.000%	12/1/20	4,480	5,271
Hawaii GO	5.000%	10/1/21	3,055	3,673
Hawaii GO	5.000%	11/1/22	11,155	13,746
Hawaii GO	5.000%	12/1/22	10,000	12,008
Hawaii GO	5.000%	8/1/24	14,970	19,058
Hawaii GO	5.000%	8/1/24	8,970	11,420
Hawaii GO	5.000%	10/1/24	10,000	12,768
Hawaii GO	5.000%	11/1/24	22,305	27,245
Hawaii GO	5.000%	4/1/25	19,785	25,429
Hawaii GO	5.000%	8/1/25	4,105	5,242
Hawaii GO	5.000%	8/1/25	2,500	3,192
Hawaii GO	5.000%	10/1/25	12,000	15,577
Hawaii GO	4.000%	4/1/26	26,025	31,576
Hawaii GO	5.000%	8/1/29	8,500	10,626
Hawaii GO	4.000%	4/1/30	21,685	25,233
Hawaii GO	4.000%	4/1/31	21,410	24,751
Hawaii GO	5.000%	8/1/33	2,865	3,534
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,686
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,697

Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	3,000	3,124
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	2,705	2,817
Honolulu HI City & County GO	5.250%	7/1/19 (4)	4,755	5,383
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,819
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,332
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,868
Honolulu HI City & County GO	5.000%	10/1/20	3,675	4,300
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,230
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,920
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,697
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,293
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,417
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,704
Honolulu HI City & County GO	5.000%	10/1/26	5,000	6,469
Honolulu HI City & County GO	5.000%	10/1/27	4,000	5,146
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,935
Honolulu HI City & County GO	5.000%	10/1/28	4,000	5,146
Honolulu HI City & County GO	5.000%	10/1/31	12,690	16,048
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/26	3,000	3,845
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/28	6,175	7,229
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	10,000	11,627
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	8,220	10,264
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/34	6,765	8,329
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/35	6,835	8,384
				454,817
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	845
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	319
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	1,245	1,394
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	715	800
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	13,577
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/24	1,500	1,904
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/25	2,750	3,499
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/30	3,250	3,852
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,550
				31,740
Illinois (5.8%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,268
Chicago IL Board of Education GO	5.000%	12/1/16 (ETM)	3,085	3,132
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,239
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,602
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,104
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,074
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,378
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	6,300	6,679
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,557

Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,561
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	17,772
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,856
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,141
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,946
Chicago IL Board of Education GO	5.250%	12/1/25	8,000	7,626
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,763
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,553
Chicago IL Board of Education GO	7.000%	12/1/26	19,500	20,648
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	18,984
Chicago IL Board of Education GO	5.250%	12/1/35	11,985	11,279
2 Chicago IL Board of Education GO PUT	4.440%	3/1/17	11,700	11,622
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,325
Chicago IL GO	5.500%	1/1/17 (ETM)	7,065	7,211
Chicago IL GO	5.500%	1/1/17 (4)	11,365	11,513
Chicago IL GO	5.000%	1/1/18 (4)	17,530	17,593
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,728
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,314
Chicago IL GO	5.000%	1/1/25	20,465	21,512
Chicago IL GO	5.000%	1/1/26	11,500	12,000
Chicago IL GO	5.000%	1/1/26 (4)	1,160	1,167
Chicago IL GO	5.000%	1/1/27 (14)	5,000	5,202
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,200
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	40,702
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	3,060
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	4,140
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	7,135
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,743
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,721
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,838
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,566
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,312
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,220
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,072
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	1,067
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/30 (4)	1,000	1,144
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/31 (4)	1,095	1,246
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,159
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,241
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	23,350
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,459
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	19,342
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,142
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	19,286
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,538
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,500
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	5,500	6,904
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,688
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,822
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,000	4,674
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,216
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	4,140
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,954
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	10,750	13,173
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,472
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,743

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	10,300	12,550
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,462
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,703
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	22,500	27,146
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,329
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	15,677
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	11,617
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	10,000	12,022
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	20,040	24,059
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (4)	74,685	78,685
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,197
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,274
Chicago IL Park District GO	5.000%	1/1/25	4,425	5,031
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,381
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,740
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	3,068
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	7,545	7,659
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,492
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,004
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,278
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,436
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,286
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,618
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,721
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	33,941
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	14,248
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	32,705
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	10,990
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	11,286
3 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.640%	8/5/16	15,380	15,380
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,835
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,794
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,662
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,281
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,132
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,381
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,001
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,950
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,751
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,321
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,317
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,727
Chicago IL Water Revenue	5.000%	11/1/30	3,590	4,093

Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,408
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,411
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,174
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,000	1,183
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,345
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,325
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	7,580	7,661
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,165
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,368
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,377
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,365
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,349
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,162
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,134
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,808
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,514
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,931
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,704
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,508
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,749
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,627
Cook County IL GO	5.000%	11/15/18	8,000	8,679
Cook County IL GO	5.000%	11/15/20	7,500	8,329
Cook County IL GO	5.000%	11/15/21	5,410	5,981
Cook County IL GO	5.250%	11/15/28	35,500	40,162
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,125
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	4,976
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	2,159
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,230
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	2,290	2,805
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,440
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,537
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	2,976
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,349
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,120
Illinois Development Finance Authority Hospital
Revenue (Evanston Northwestern Healthcare
Corp.) VRDO	0.370%	8/1/16	4,000	4,000
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/18 (Prere.)	3,000	3,371
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	5,253
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,666
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,226

Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,246
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	5,285	5,842
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/23	1,000	1,233
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/24	1,200	1,506
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/28	3,885	4,738
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/29	5,000	6,070
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	7,501
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.450%	8/5/16	38,000	38,000
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,000	3,501
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	11,890
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	16,991
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/28	1,290	1,516
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	8,457
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/34	5,000	5,748
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	18,085	20,259
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	16,842
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	23,649
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/26	1,000	1,208
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/31	1,875	2,162
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	1,000	1,057
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,225	8,904
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,173
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	10,297
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	4,214
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,746
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,825
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,911
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,998

Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	2,090
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,188
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	13,927
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	7,885	8,788
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/31	6,500	7,120
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/32	10,000	10,909
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/33	3,840	4,562
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/34	3,500	4,148
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/18 (Prere.)	8,500	9,249
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,340
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/33	5,000	6,063
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	5,500	6,621
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/36	2,500	3,002
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.450%	8/5/16	10,715	10,715
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.430%	8/5/16	14,000	14,000
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,749
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,000	2,385
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,458
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/23	1,000	1,224
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.500%	5/15/24	5,000	5,644
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/24	1,600	1,991
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/25	1,950	2,447
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/28	1,250	1,528
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/29	2,000	2,435
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	27,108
4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/24	5,000	5,817
4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/25	8,000	9,324
4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/26	8,000	9,393

4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/27	10,000	11,747
4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	13,750	16,047
4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/32	10,000	11,508
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/18 (Prere.)	5,000	5,492
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/18 (Prere.)	3,000	3,345
1 Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	8,089
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/25	2,870	3,622
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/26	4,000	4,989
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/27	4,000	4,961
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/28	4,000	4,920
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/25	1,000	1,221
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,510
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	2,700	3,144
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,856
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	13,090
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,701
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	11,550
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,391
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,437
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,752
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	5,265	6,536
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	6,166
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,531
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	4,146
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	5,179
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	15,000	18,587
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,997
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	12,250	15,106

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	6,190
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	6,234
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	15,000	18,100
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,232
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	15,000	18,051
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	28,975	34,298
Illinois GO	5.000%	8/1/16	32,000	32,007
Illinois GO	5.000%	1/1/17	22,985	23,356
Illinois GO	5.000%	3/1/17	1,550	1,584
Illinois GO	5.000%	8/1/17	8,760	9,083
Illinois GO	5.000%	1/1/20 (4)	8,635	9,612
Illinois GO	5.000%	8/1/20	2,000	2,198
Illinois GO	5.000%	1/1/21 (4)	21,470	23,687
Illinois GO	5.250%	1/1/21	7,525	8,379
Illinois GO	5.000%	7/1/21	7,000	7,785
Illinois GO	5.000%	8/1/21	25,000	27,834
Illinois GO	5.000%	1/1/22	2,740	2,946
Illinois GO	5.000%	2/1/22	6,000	6,703
Illinois GO	5.000%	7/1/22	7,000	7,863
Illinois GO	5.000%	8/1/22 (4)	11,720	13,571
Illinois GO	5.000%	2/1/23	7,000	7,907
Illinois GO	5.000%	7/1/23	6,000	6,807
Illinois GO	5.000%	8/1/23	17,000	19,303
Illinois GO	4.000%	1/1/24	14,000	14,653
Illinois GO	5.000%	2/1/24	6,270	7,140
Illinois GO	5.500%	7/1/24	19,000	22,000
Illinois GO	5.000%	8/1/24	25,335	28,150
Illinois GO	5.000%	11/1/24 (2)	5,000	5,040
Illinois GO	5.000%	1/1/25	17,000	19,486
Illinois GO	5.000%	2/1/26	11,125	12,493
Illinois GO	5.000%	4/1/26 (4)	16,175	18,536
Illinois GO	5.000%	4/1/26 (2)	12,600	12,702
Illinois GO	5.000%	6/1/26	5,100	5,123
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.500%	7/1/26	7,000	8,011
Illinois GO	5.000%	4/1/27	3,840	4,290
Illinois GO	5.500%	7/1/27	8,000	9,129
Illinois GO	5.000%	1/1/28	5,000	5,666
Illinois GO	5.000%	4/1/28 (4)	4,515	5,114
Illinois GO	5.250%	7/1/28	7,500	8,384
Illinois GO	5.000%	1/1/29	19,200	21,626
Illinois GO	5.250%	2/1/29	8,750	9,753
Illinois GO	5.000%	3/1/29	23,000	24,826
Illinois GO	5.250%	2/1/30	13,000	14,472
Illinois GO	5.000%	1/1/31	11,000	11,786
Illinois GO	5.250%	2/1/31	9,000	10,013
Illinois GO	5.000%	3/1/31	7,985	8,571
Illinois GO	5.250%	7/1/31	6,000	6,675
Illinois GO	5.000%	9/1/31	6,500	6,785
Illinois GO	4.000%	6/1/33	20,880	20,828
Illinois GO	5.500%	7/1/33 (4)	3,300	3,823

Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,379
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,457
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	15,002
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,975
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	12,954
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	10,692
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,702
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,508
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,328
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,200
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	17,643
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	27,215
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,906
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	15,499
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,494
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,807
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,486
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	4,141
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,416
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	9,408
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,694
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	7,401
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,000	14,834
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,560
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	1,650	1,977
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,000	8,626
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	10,531
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,986
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	13,364
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,446
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,584
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	14,066
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,505
3 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.470%	8/5/16	21,000	21,000
3 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.540%	8/5/16	15,665	15,665
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/16	2,650	2,686
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	5,490	5,586
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	7,622
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/21	1,715	1,988
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	4,830
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	4,727
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	5,137
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	4,190

McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,779
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,595
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	11,287
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	36,358
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,229
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	26,204
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	16,924
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	18,470
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	22,164
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	7,839
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	4,499
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	18,765
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,892
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,209
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,366
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	37,000	43,584
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,992
Southwestern Illinois Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,280
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,983
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,354
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,273
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,566
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,908
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,807
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/29	2,075	2,464
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/30	2,000	2,370
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,686
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/31	2,420	2,844
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/33	2,000	2,335
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/34	2,000	2,330
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	2,037

Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	9,362
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,981
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	9,107
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	5,652
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	8,150	8,352
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	6,745
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	3,329
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	2,885
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,530
				3,045,007
Indiana (1.3%)
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/31	5,000	6,282
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/32	8,105	10,141
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/33	9,110	11,353
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/34	9,630	11,952
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/36	13,470	16,610
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	1/15/17 (Prere.)	5,695	5,813
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	3,017
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	145	171
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17 (ETM)	3,315	3,451
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,426
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,464
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,786
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,904
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	11,923
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,256

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	15,828
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,445
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	29,010	29,399
4 Indiana Finance Authority Highway Revenue	5.000%	12/1/23	15,110	18,962
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,552
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	3,026
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,997
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,964
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,946
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/17	1,520	1,610
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,239
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	5,000	6,352
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,772
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/25	4,100	5,279
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,283
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,239
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,204
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,222
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,671
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	22,575
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	23,349
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,503
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	7,901
Indiana Finance Authority Revenue	5.000%	2/1/23	11,000	13,610
Indiana Finance Authority Revenue	5.000%	2/1/24	10,000	12,630
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,430
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,193
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	2,000	2,348

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,164
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,682
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/27	3,000	3,858
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/29	5,000	6,317
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	6,000	7,532
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/31	10,130	12,679
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	9,150	11,002
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	7,201
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,260
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,236
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,680
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,979
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,808
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,551
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,963
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,953
3 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.470%	8/5/16	11,800	11,800
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17 (Prere.)	45	45
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	8,955	8,995
Indiana Health Facility Financing Authority
Revenue (Parkview Health System Obligated
Group)	0.735%	5/1/31 (2)	3,200	2,972
Indiana Municipal Power Agency Revenue	5.625%	1/1/19 (Prere.)	4,640	5,191
Indiana Municipal Power Agency Revenue	5.750%	1/1/19 (Prere.)	2,000	2,244
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,943
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	23,433
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	24,547
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	15,268
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,834
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,501
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,390
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,808

Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,277
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,650
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,484
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,200
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,200
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,872
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,096
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,131
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,303
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,756
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,506
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	9,840
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	8,006
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,545
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,053
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,260
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,152
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,128
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,891
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,027
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,819
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	5,175
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	5,250
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,835	5,833
Purdue University Indiana University COP	5.000%	7/1/20	2,000	2,320
Purdue University Indiana University COP	5.000%	7/1/25	4,815	6,217
Purdue University Indiana University COP	5.000%	7/1/26	5,055	6,626
Purdue University Indiana University COP	5.000%	7/1/30	5,995	7,675
Purdue University Indiana University COP	5.000%	7/1/31	5,980	7,618
Purdue University Indiana University COP	5.000%	7/1/34	3,485	4,404
Purdue University Indiana University COP	5.000%	7/1/36	1,655	2,069
Purdue University Indiana University Student
Facilities System Revenue	4.000%	7/1/19	1,110	1,218
Purdue University Indiana University Student
Facilities System Revenue	4.000%	7/1/20	2,170	2,439
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/32	1,850	2,357
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/33	2,505	3,178

Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/34	1,590	2,009
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/36	1,255	1,574
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,183
				697,255
Iowa (0.4%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,353
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,362
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/19 (Prere.)	5,500	6,252
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,820
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,390	6,638
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	58,100	60,418
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	539
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,497
Iowa Special Obligation Revenue	5.000%	6/1/24	4,000	5,047
Iowa Special Obligation Revenue	5.000%	6/15/24	5,260	6,641
Iowa Special Obligation Revenue	5.000%	6/1/25	4,640	5,944
Iowa Special Obligation Revenue	5.000%	6/15/25	4,690	6,012
Iowa Special Obligation Revenue	5.000%	6/15/26	3,560	4,629
Iowa Special Obligation Revenue	5.000%	6/1/27	5,450	7,019
Iowa Special Obligation Revenue	5.000%	6/15/27	5,000	6,433
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,903
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	7,238
3 Iowa Special Obligation Revenue (Ijobs
Program) TOB VRDO	0.520%	8/5/16	11,200	11,200
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,642
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,335
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,437
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	8,662
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	5,955
				186,976
Kansas (0.8%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,786
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	411
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,570
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	24,000	28,113
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	5,000	5,853
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	10,000	12,057

Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	7,425	9,164
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	10,000	12,750
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	13,300	17,008
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	14,000	17,801
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/28	11,400	14,422
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/29	15,525	19,559
Kansas Department of Transportation Highway
Revenue VRDO	0.400%	8/5/16	35,500	35,500
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,130
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,114
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,224
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	2,800	2,962
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	6,000	6,346
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	1,500	1,587
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	11,969
3 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.560%	8/5/16	8,000	8,000
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,400	1,609
Kansas Development Finance Authority
Revenue	5.000%	5/1/23	10,000	12,253
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	10,000	12,293
Kansas Development Finance Authority
Revenue	5.000%	5/1/26	13,290	16,322
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	23,500	28,754
Kansas Development Finance Authority
Revenue	5.000%	5/1/28	7,000	8,535
Kansas Development Finance Authority
Revenue	5.000%	4/1/29	7,025	8,384
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	13,000	15,371
Kansas Development Finance Authority
Revenue	5.000%	4/1/33	15,045	17,737

Kansas Development Finance Authority
Revenue	5.000%	4/1/34	5,795	6,812
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,446
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,032
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/20 (Prere.)	6,510	7,495
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	990	1,128
Lawrence KS Water & Sewage System
Revenue	5.000%	11/1/28	3,575	4,523
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,093
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,097
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	669
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,265	1,419
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,165	1,307
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,360	1,536
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,060	1,197
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,233
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	2,485	2,495
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	280	281
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	75	75
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	80	80
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	85	85
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	65	65
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	935	939
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,415	1,421
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,420	1,426
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,425	1,431
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	4,775	4,794
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	1,815	1,822

Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,013
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	909
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,500	1,852
				400,259
Kentucky (0.7%)
2 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	2.190%	2/1/17	11,150	11,155
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project)	0.882%	10/1/32 (2)	12,000	11,895
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,452
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,175
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,033
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	4.000%	5/1/32	1,750	1,968
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	4.000%	5/1/35	1,425	1,583
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	4.000%	5/1/36	1,200	1,326
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	9,339
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,929
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,586
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,267
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,225
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	1.217%	2/1/20	40,000	39,573
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/25 (14)	4,500	5,555
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/27 (14)	4,425	5,404
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/28 (14)	3,500	4,228
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	4,000	4,813
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/30 (14)	2,370	2,843
Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	1,600	1,671

Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,230
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	9,038
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	5,120	5,620
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	5,000	5,489
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	5,510	6,138
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	4,425	4,929
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	7,803
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,635
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,067
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	4,915
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,000	40,340
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	705	782
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	5,000	6,077
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	570	631
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,531
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,720	1,378
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18 (Prere.)	9,890	10,718
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18 (Prere.)	7,065	7,657
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18 (Prere.)	7,000	7,586
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/22	1,000	1,206
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	1,450	1,809
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,772
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	6,351

4 Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/24	1,000	1,239
4 Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/25	1,250	1,564
4 Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/26	5,370	6,797
4 Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/27	2,000	2,494
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/25	8,900	10,367
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	16,917
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	10,278
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	2,050
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,110	1,378
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,325
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,696
				345,827
Louisiana (1.0%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,223
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,216
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,213
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,628
East Baton Rouge Parish LA Pollution Control
Revenue (Exxon Project) VRDO	0.340%	8/1/16	35,145	35,145
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/19 (Prere.)	5,165	5,821
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,327
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,029
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,069
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,114
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,114
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,141
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,441
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,586
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,869
3 Louisiana BAN TOB VRDO	0.390%	8/1/16 LOC	22,000	22,000
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	25,264
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	12,185

Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	7,172
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,842
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,560
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.797%	5/1/17	10,000	10,003
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.877%	5/1/18	34,500	34,436
Louisiana GO	5.000%	11/15/17	10,000	10,565
Louisiana GO	5.000%	11/15/17	17,040	18,003
Louisiana GO	5.000%	8/1/25	2,375	2,964
Louisiana GO	5.000%	12/1/26	7,870	9,796
Louisiana GO	5.000%	5/1/29	14,815	18,067
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/29	1,525	1,843
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/31	3,140	3,767
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/33	3,500	4,177
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/34	2,550	3,034
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,218
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,614
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,288
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	2,036
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,227
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,676
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	18,541
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	5,473
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	5,004
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/31	7,055	8,533

Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/32	8,440	10,178
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/29	4,000	4,610
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/30	4,930	5,669
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/36 (4)	2,200	2,578
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17 (ETM)	415	430
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,105	1,142
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/17 (Prere.)	4,170	4,327
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	491
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	510	637
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	1,070
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,000	1,235
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	10,995	11,354
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,582
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,445	6,572
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,000	6,008
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,510
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	3,650	4,343
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,794
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,189
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,269
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,565
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	1,987
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,333
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,587
New Orleans LA GO	5.000%	12/1/23	2,250	2,685
New Orleans LA GO	5.000%	12/1/24	2,500	2,968
New Orleans LA GO	5.000%	12/1/25	2,500	2,950
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,481
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,670
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,720
New Orleans LA GO	5.125%	12/1/33 (17)	10,000	10,569
New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	618
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,100	1,334
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,648
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,127
New Orleans LA Water Revenue	5.000%	12/1/23	655	798
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,219
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,233

New Orleans LA Water Revenue	5.000%	12/1/24	550	678
New Orleans LA Water Revenue	5.000%	12/1/25	500	624
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,240
New Orleans LA Water Revenue	5.000%	12/1/27	865	1,063
New Orleans LA Water Revenue	5.000%	12/1/28	550	670
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,444
New Orleans LA Water Revenue	5.000%	12/1/29	650	789
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,200
New Orleans LA Water Revenue	5.000%	12/1/30	500	606
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,723
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,614
New Orleans LA Water Revenue	5.000%	12/1/33	760	909
New Orleans LA Water Revenue	5.000%	12/1/34	1,430	1,705
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	3,069
New Orleans LA Water Revenue	5.000%	12/1/35	700	831
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	18,135	20,175
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	11,342
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	14,249
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	5,721
				517,356
Maine (0.0%)
Maine GO	5.000%	6/1/19	5,000	5,616
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,520
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,526
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,774
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,124
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,118
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,124
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,804
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,117
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,916
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,328
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,396
				24,363
Maryland (3.3%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	2,104
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,150
Anne Arundel County MD GO	5.000%	10/1/19	8,240	9,362
Anne Arundel County MD GO	5.000%	10/1/19	4,830	5,488
Anne Arundel County MD GO	5.000%	10/1/19	3,110	3,534
Anne Arundel County MD GO	5.000%	4/1/20	1,855	2,144
Anne Arundel County MD GO	5.000%	4/1/20	830	959
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,606
Anne Arundel County MD GO	5.000%	10/1/20	6,210	7,293
Anne Arundel County MD GO	5.000%	10/1/20	4,735	5,561
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,653
Anne Arundel County MD GO	5.000%	4/1/21	6,395	7,619
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,240
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,352
Anne Arundel County MD GO	5.000%	4/1/21	2,590	3,086
Anne Arundel County MD GO	5.000%	10/1/21	6,185	7,474
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,698

Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,758
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,758
Anne Arundel County MD GO	5.000%	10/1/24	2,445	3,153
Anne Arundel County MD GO	5.000%	10/1/24	3,850	4,965
Anne Arundel County MD GO	5.000%	10/1/24	3,110	4,010
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,876
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,910
Anne Arundel County MD GO	5.000%	10/1/25	2,400	3,151
Anne Arundel County MD GO	5.000%	10/1/25	4,605	6,046
Anne Arundel County MD GO	5.000%	10/1/25	3,110	4,083
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,892
Anne Arundel County MD GO	5.000%	10/1/26	4,160	5,408
Anne Arundel County MD GO	5.000%	10/1/26	3,110	4,043
Anne Arundel County MD GO	5.000%	10/1/27	3,110	4,018
Baltimore County MD GO	5.000%	8/1/19	3,000	3,393
Baltimore County MD GO	5.000%	2/1/20	1,000	1,149
Baltimore County MD GO	5.000%	8/1/21	2,600	3,123
Baltimore County MD GO	5.000%	8/1/21	5,000	6,007
Baltimore County MD GO	5.000%	8/1/21	6,705	8,055
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	4,050	4,732
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/21	5,800	6,968
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,873
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,477
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,058
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,851
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,247
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,447
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,225
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,802
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,336
Howard County MD GO	5.000%	8/15/20	14,125	16,523
Howard County MD GO	5.000%	8/15/21	14,440	17,373
Howard County MD GO	5.000%	2/15/22	13,605	16,579
Howard County MD GO	5.000%	8/15/24	4,500	5,376
Maryland Department of Transportation
Revenue	5.000%	2/15/19	34,000	37,802
Maryland Department of Transportation
Revenue	5.000%	6/1/19	8,155	9,167
Maryland Department of Transportation
Revenue	5.000%	2/15/20	41,400	47,649
Maryland Department of Transportation
Revenue	5.000%	6/1/20	8,850	10,285
Maryland Department of Transportation
Revenue	5.000%	2/15/21	46,790	55,491
Maryland Department of Transportation
Revenue	4.000%	12/15/28	17,390	20,246
Maryland Department of Transportation
Revenue	4.000%	12/15/29	27,000	31,292
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	6,815
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	5,150	5,270
Maryland GO	5.000%	8/1/16	1,100	1,100

Maryland GO	5.000%	8/1/16	1,010	1,010
Maryland GO	5.000%	8/1/16	10,000	10,003
Maryland GO	4.000%	8/15/16	3,025	3,030
Maryland GO	5.000%	3/1/17	3,440	3,532
Maryland GO	5.000%	8/1/17	20,000	20,911
Maryland GO	5.000%	3/15/18	20,000	21,456
Maryland GO	4.500%	8/1/18	35,465	38,274
Maryland GO	5.000%	8/1/18	3,000	3,267
Maryland GO	5.000%	3/1/19	10,395	11,577
Maryland GO	5.000%	3/1/19	5,000	5,568
Maryland GO	5.000%	8/1/19	5,000	5,655
Maryland GO	5.000%	8/1/19	5,100	5,768
Maryland GO	5.000%	8/1/19	5,015	5,672
Maryland GO	5.000%	3/1/20	12,450	14,351
Maryland GO	5.000%	3/1/20	14,640	16,875
Maryland GO	5.000%	3/15/20	16,615	19,176
Maryland GO	4.500%	8/1/20	13,550	15,558
Maryland GO	5.000%	8/1/20	5,145	6,011
Maryland GO	5.250%	8/1/20	4,000	4,713
Maryland GO	5.000%	3/1/21	31,755	37,742
Maryland GO	5.000%	3/1/21	7,580	9,009
Maryland GO	5.000%	3/1/21	13,965	16,598
Maryland GO	4.000%	8/1/21	43,490	50,120
Maryland GO	5.000%	8/1/21	16,350	19,668
Maryland GO	5.000%	8/1/21	2,230	2,683
Maryland GO	5.000%	3/1/22	32,550	39,713
Maryland GO	5.000%	3/1/22 (Prere.)	7,150	8,712
Maryland GO	5.000%	8/1/22	29,215	36,022
Maryland GO	5.000%	8/1/22	4,500	5,548
Maryland GO	5.000%	8/1/22	71,720	88,429
Maryland GO	5.000%	3/1/23	37,360	45,366
Maryland GO	4.000%	8/1/23	37,875	45,130
Maryland GO	5.000%	8/1/23	71,995	90,785
Maryland GO	5.000%	8/1/23	14,805	18,669
Maryland GO	5.000%	8/1/24	3,000	3,863
Maryland GO	4.000%	8/1/26	28,000	32,918
Maryland GO	4.000%	6/1/29	68,270	79,765
Maryland GO	4.000%	6/1/30	73,035	84,964
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	955
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	1,088
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.863%	5/15/18	10,000	9,989
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,155
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,580	6,642
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,845
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,884

Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/34	2,600	3,074
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,118
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,692
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,844
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,595
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,167
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	954
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,099
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	9,666
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.420%	8/5/16 LOC	25,755	25,755
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,018
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/23	12,970	16,105
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/24	12,000	15,210
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/25	14,000	17,619
Montgomery County MD GO	5.000%	7/1/17	3,460	3,605
Montgomery County MD GO	5.000%	7/1/19	8,790	9,911
Montgomery County MD GO	5.000%	11/1/20	11,370	13,388
Montgomery County MD GO	5.000%	7/1/21	2,500	2,998
Montgomery County MD GO	5.000%	7/1/21	2,380	2,854
Montgomery County MD GO	5.000%	11/1/22	25,765	31,925
Montgomery County MD GO	5.000%	11/1/23	18,000	22,801
Montgomery County MD GO	5.000%	11/1/26	8,300	10,648
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,482
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,985
Prince Georges County MD GO	5.000%	9/1/23	10,865	13,668
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,383
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/19	4,995	5,572
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/20	4,415	5,131
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/31	8,185	9,425

Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/32	8,515	9,765
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	4.875%	7/1/23	4,720	4,968
				1,702,199
Massachusetts (3.1%)
Boston MA GO	5.000%	8/1/17	5,035	5,265
Boston MA GO	5.000%	4/1/20	6,000	6,935
Boston MA GO	5.000%	2/1/23	4,760	5,756
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	16,918
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.540%	8/5/16	40,807	40,807
Massachusetts College Building Authority
Revenue	5.125%	5/1/19 (Prere.)	1,420	1,594
1 Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	2,250	2,533
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,481
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,487
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,773
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	7,231
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,978
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,800
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,484
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,598
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,395
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,387
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,076
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,489
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,602
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,739
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,845
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,262
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,335
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	11,002
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	6,416
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/36	2,000	2,445

Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,484
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	16,866
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/23	1,230	1,407
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/24	1,310	1,507
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/25	2,770	3,208
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	17,575	19,757
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/23	835	1,012
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/24	700	862
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/25	800	999
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	10,000	12,263
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	3,094
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,948
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	12,246
Massachusetts Federal Highway Revenue	5.000%	6/15/24	20,000	25,472
Massachusetts GO	5.250%	8/1/16	5,615	5,617
Massachusetts GO	0.495%	12/1/30 (14)	625	567
Massachusetts GO	0.510%	12/1/30 (14)	8,225	7,464
Massachusetts GO	0.510%	12/1/30 (14)	17,550	15,927
Massachusetts GO	0.525%	12/1/30 (14)	6,050	5,490
2 Massachusetts GO	0.960%	9/1/16	2,000	2,000
Massachusetts GO	5.000%	9/1/16	7,710	7,742
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	24,817
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	50,647
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	73,945
Massachusetts GO	5.000%	6/1/17	1,200	1,246
Massachusetts GO	5.000%	8/1/17	24,060	25,163
Massachusetts GO	5.500%	11/1/17 (14)	20,100	21,372
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,443
Massachusetts GO	5.500%	11/1/17	10,000	10,633
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,493
Massachusetts GO	5.500%	10/1/18	9,500	10,512
Massachusetts GO	5.000%	7/1/19	3,645	4,104
Massachusetts GO	5.000%	5/1/20	8,355	9,655
Massachusetts GO	5.000%	7/1/20	3,920	4,553
Massachusetts GO	5.500%	10/1/20 (14)	11,065	13,190
Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	21,396
Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	31,708
Massachusetts GO	5.000%	7/1/21	10,170	12,173
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,387
Massachusetts GO	5.250%	8/1/21	20,870	25,292
Massachusetts GO	5.000%	8/1/22	14,000	17,164

Massachusetts GO	5.000%	7/1/24	3,705	4,723
Massachusetts GO	5.000%	7/1/24	9,575	12,205
Massachusetts GO	5.000%	8/1/24	65,150	83,199
Massachusetts GO	5.000%	7/1/25	5,710	7,390
Massachusetts GO	5.000%	8/1/25	20,000	23,879
Massachusetts GO	0.977%	11/1/25	22,000	21,969
Massachusetts GO	5.000%	7/1/27	41,660	54,120
Massachusetts GO	5.000%	7/1/28	16,000	20,650
Massachusetts GO	5.000%	7/1/29	10,425	13,114
Massachusetts GO	5.000%	7/1/30	12,000	15,028
Massachusetts GO	4.000%	11/1/30	45,000	50,576
Massachusetts GO	5.000%	9/1/31	5,770	6,977
2 Massachusetts GO PUT	0.740%	8/1/17	49,000	48,972
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,966
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	2,047
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	15,450	16,312
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,380	3,689
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	5,500	6,002
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,500	3,820
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,023
1 Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	5,000	5,516
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,341
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,588
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,173
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,251
3 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.470%	8/5/16	11,100	11,100
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,707
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.360%	8/1/16	9,800	9,800
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.360%	8/1/16	9,000	9,000
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	10,068
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,696
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,297
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,901
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,792
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	3,037
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	2,500	3,000
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	24,455

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	2,000	2,604
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	6,745	8,702
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	11,500
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	6,101
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	39,905
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	5,059
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	23,193
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,754
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	12,138
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	9,498
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	9,193
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	6,189
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,932
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,678
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	29,860	39,214
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	14,921
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,117
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	6,430	8,093
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	7,665	9,850
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	15,665	17,051
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	24,387
1 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	3,500	4,202
1 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,000	2,401
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,350	2,821
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,911
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,912
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/33	10,000	12,719
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	10,000	12,656

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	6,800	8,571
3 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.560%	8/5/16 LOC	37,675	37,675
Massachusetts Water Resources Authority
Revenue VRDO	0.430%	8/5/16	2,500	2,500
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,524
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	4,028
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,972
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	13,422
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	12,783
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	13,333
				1,634,350
Michigan (3.2%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,232
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,540
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,813
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,692
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,177
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,711
Chippewa Valley MI Schools GO	5.000%	5/1/25	700	883
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,216
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,305
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	964
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,556
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,434
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,393
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,798
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,757
Detroit MI GO	5.000%	4/1/17 (12)	555	566
Detroit MI GO	5.000%	4/1/17 (12)	3,025	3,088
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	3,865	4,461
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	7,000	8,206
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,849
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,438
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,690
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,258
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,162
Forest Hills MI Public Schools GO	5.000%	5/1/19	3,350	3,728
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	4,315
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,968
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,494

Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	20,631
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	1,000	1,196
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	1,000	1,216
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	3,250	3,869
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/29	5,325	6,312
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/30	1,750	2,087
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/31	4,750	5,650
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/32	5,000	5,933
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/34	1,500	1,766
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/35	8,730	10,244
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,246
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,250	1,571
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/32	1,145	1,412
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/33	1,000	1,230
Marysville MI Public Schools District GO	5.000%	5/1/29	2,255	2,804
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,690
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	4,014
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	13,753
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,413
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,935
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,522
Michigan Building Authority Revenue	5.000%	4/15/25	5,250	6,651
4 Michigan Building Authority Revenue	5.000%	4/15/25	2,500	3,162
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,925
Michigan Building Authority Revenue	5.000%	4/15/26	6,500	8,267
4 Michigan Building Authority Revenue	5.000%	4/15/26	1,570	2,010
4 Michigan Building Authority Revenue	5.000%	4/15/27	1,500	1,921
Michigan Building Authority Revenue	5.000%	4/15/28	8,000	10,035
4 Michigan Building Authority Revenue	5.000%	10/15/28	2,000	2,532
Michigan Building Authority Revenue	5.000%	4/15/29	26,550	33,114
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	11,625
Michigan Building Authority Revenue	5.000%	4/15/30	15,000	18,540
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,971
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	12,815
Michigan Building Authority Revenue	5.000%	4/15/32	27,185	33,347

Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,716
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	16,294
4 Michigan Finance Authority Revenue	5.000%	4/1/18	13,000	13,839
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,389
4 Michigan Finance Authority Revenue	5.000%	4/1/24	4,000	4,827
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,431
4 Michigan Finance Authority Revenue	5.000%	4/1/25	2,160	2,635
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	4,020
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	4,090
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	5,217
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	6,264
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,961
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/24	7,000	8,757
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/25	3,000	3,725
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	6,500	7,901
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/30	11,000	13,285
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/32	13,570	16,224
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	20,000	23,865
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,439
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	19,000	23,085
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (4)	15,000	18,542
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,253
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,617
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26	1,500	1,838
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	12,225	14,895
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	5,000	6,092
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	1,350	1,639
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27 (4)	10,000	12,118
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	1,000	1,206
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	7,000	8,435
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	16,500	19,552
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	700	840
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	15,000	17,703
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	1,200	1,435

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	10,000	11,763
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	1,000	1,192
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	3,100	3,681
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	7,500	8,793
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	850	1,009
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	3,500	4,141
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	20,250	23,662
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,366
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,450	6,424
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	1,000	1,165
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	1,350	1,591
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35 (4)	3,500	4,147
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/23	1,000	1,219
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/24	1,000	1,241
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/25	1,500	1,879
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/26	1,000	1,244
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/27	800	990
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/28	1,000	1,228
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/29	1,000	1,222
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/30	2,580	3,143
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/31	2,655	3,206
2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	0.935%	10/15/18	49,570	49,544
2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	1.085%	10/15/20	25,000	24,969
3 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) TOB VRDO	0.390%	8/1/16 LOC	20,000	20,000
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,587
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,415
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,611
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,999

Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,983
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	830	1,001
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	1,300	1,649
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	425	508
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,409
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	471
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/17	2,000	2,106
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,809
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20 (Prere.)	70	82
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/24	4,750	5,983
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,500	4,413
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	7,930	9,119
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	12,500	14,745
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/33	5,000	6,173
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/34	7,870	9,677
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	67,706
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	54,801
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	43,927
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	8,207
4 Michigan GAN	5.000%	3/15/23	5,000	6,105
4 Michigan GAN	5.000%	3/15/26	6,000	7,650
4 Michigan GAN	5.000%	3/15/27	3,750	4,820
Michigan GO	5.000%	5/1/17	33,880	35,037
Michigan GO	5.250%	9/15/17 (Prere.)	12,805	13,483
Michigan GO	5.250%	9/15/17 (Prere.)	10,810	11,382
Michigan GO	5.000%	12/1/25	7,835	10,204
Michigan GO	5.000%	12/1/26	2,285	2,949
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	18,470	22,634
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/33	16,910	20,631
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,228
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,609
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	18,081

Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,347
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	3,036
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	1,900	2,036
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,686
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,591
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,228
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,663
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,359
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23	1,250	1,538
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24	1,500	1,880
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25	1,250	1,553
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26	2,000	2,464
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27	1,700	2,077
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28	1,250	1,520
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29	2,500	3,022
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,787
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,582
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,620
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	8,619
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	35,513
Oakland University MI Revenue	5.000%	3/1/24	500	620
Oakland University MI Revenue	5.000%	3/1/25	500	629
Oakland University MI Revenue	5.000%	3/1/26	500	636
Oakland University MI Revenue	5.000%	3/1/27	750	945
Oakland University MI Revenue	5.000%	3/1/28	1,215	1,517
Oakland University MI Revenue	5.000%	3/1/29	1,735	2,155
Oakland University MI Revenue	5.000%	3/1/31	2,225	2,731
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,839
Oakland University MI Revenue	5.000%	3/1/33	1,775	2,161
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,546
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,668

Oakland University MI Revenue	5.000%	3/1/36	2,025	2,439
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,603
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,579
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,817
Rochester MI Community School District GO	5.000%	5/1/19	4,180	4,651
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,452
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	3,018
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,574
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,641
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,726
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,207
1 Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	8.000%	9/1/18 (Prere.)	13,900	16,035
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.500%	8/1/19 (ETM)	20,000	22,838
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.375%	8/1/19 (Prere.)	25,000	29,230
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/22	2,500	3,024
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/23	2,000	2,464
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/26	2,225	2,719
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,345
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,532
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,271
University of Michigan Revenue	5.000%	4/1/17	30,000	30,924
2 University of Michigan Revenue PUT	0.870%	4/2/18	25,100	24,964
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,871
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,300	2,804
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,870	3,488
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	12,326
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	4,101
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	3,146
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,664
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,074
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,439
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,597
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,877
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,505
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,551

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,338
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,943
3 Wayne State University Michigan Revenue TOB
VRDO	0.470%	8/5/16	6,665	6,665
3 Wayne State University Michigan Revenue TOB
VRDO	0.490%	8/5/16	5,000	5,000
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,724
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,764
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,814
				1,673,557
Minnesota (1.1%)
4 Duluth MN Independent School District No. 709
COP	5.000%	2/1/22	2,150	2,553
Hennepin County MN GO	5.000%	12/1/23	2,600	3,295
Hennepin County MN GO	5.000%	12/1/24	3,055	3,950
Hennepin County MN GO	5.000%	12/1/25	1,295	1,704
Hennepin County MN GO	5.000%	12/1/26	3,635	4,856
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/18	4,500	4,819
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/19	4,200	4,676
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/19	1,500	1,670
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	5,185
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	1,885
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,402
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	2,044
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,795
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,445
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,497
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,746
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,974
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	4,000	4,898
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	2,280	2,776
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	2,500	3,028

Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	2,500	3,019
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/20	4,485	5,168
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	5,000	5,943
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/25	7,000	9,090
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/26	7,395	9,765
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18 (ETM)	11,905	12,762
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	17,612
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/22	6,805	8,203
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/23	7,550	9,293
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/24	8,215	10,117
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/25	5,050	6,172
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	7,000	8,545
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/27	10,085	12,269
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/28	10,590	12,834
Minnesota COP	5.000%	6/1/17	7,745	7,774
Minnesota COP	5.000%	6/1/18	7,135	7,162
Minnesota COP	5.000%	6/1/19	8,540	8,572
Minnesota COP	5.000%	6/1/28	3,225	3,990
Minnesota COP	5.000%	6/1/29	3,385	4,168
Minnesota COP	5.000%	6/1/30	3,405	4,181
Minnesota COP	5.000%	6/1/32	3,670	4,480
Minnesota COP	5.000%	6/1/33	3,615	4,398
Minnesota COP	5.000%	6/1/34	4,005	4,856
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	9,027
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	7,215
Minnesota GO	5.000%	12/1/16	5,145	5,225
Minnesota GO	5.000%	8/1/17	1,000	1,045
Minnesota GO	5.000%	8/1/18	3,895	4,241
Minnesota GO	5.000%	8/1/21	5,445	6,550
Minnesota GO	5.000%	8/1/21	6,000	7,218
Minnesota GO	5.000%	10/1/21 (Prere.)	155	186
Minnesota GO	5.000%	8/1/22	20,500	25,236
Minnesota GO	5.000%	8/1/24	12,355	15,867
Minnesota GO	5.000%	8/1/24	15,500	19,879
Minnesota GO	5.000%	8/1/24	1,350	1,731
Minnesota GO	5.000%	10/1/24	9,845	11,799
Minnesota GO	5.000%	8/1/25	17,005	22,207
Minnesota GO	5.000%	8/1/25	13,500	17,630
Minnesota GO	5.000%	8/1/26	35,060	45,592
Minnesota GO	5.000%	8/1/27	4,000	5,173
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/17	820	839

Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/18	455	480
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/19	425	462
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,132
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,674
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,749
Osseo MN Independent School District No. 279
GO	5.000%	2/1/20	7,410	8,491
Rochester MN Health Care Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,337
South Washington County MN Independent
School District No. 833 GO	5.000%	2/1/25	4,215	5,411
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,220
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/23	2,000	2,462
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/24	1,500	1,880
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/18 (Prere.)	21,700	23,742
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/18 (Prere.)	6,000	6,579
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,102
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,297
University of Minnesota Revenue	5.000%	4/1/20	2,895	3,339
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,732
University of Minnesota Revenue	5.000%	4/1/22	500	555
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,849
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,915
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,260
				551,899
Mississippi (0.4%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,620	4,384
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.350%	8/1/16	30,025	30,025
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,808
Jackson MS Public School District GO	5.000%	4/1/24	3,000	3,651
Jackson MS Public School District GO	5.000%	4/1/25	5,285	6,524
Jackson MS Public School District GO	5.000%	4/1/26	5,000	6,260
Jackson MS Public School District GO	5.000%	4/1/27	4,500	5,683
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.350%	8/1/16	27,700	27,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.400%	8/1/16	6,915	6,915
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.400%	8/1/16	1,200	1,200
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,500	3,109

Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,500	3,108
Mississippi GO	5.500%	12/1/16	3,435	3,494
Mississippi GO	5.000%	12/1/17 (Prere.)	10,000	10,600
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	17,903
Mississippi GO	5.000%	10/1/19	2,330	2,644
Mississippi GO	5.000%	10/1/30	12,035	14,315
Mississippi GO	5.000%	11/1/30	4,000	5,048
Mississippi GO	5.000%	10/1/31	11,735	13,932
Mississippi GO	5.000%	12/1/31	11,250	13,906
Mississippi GO	5.000%	12/1/32	7,000	8,625
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,623
University of Southern Mississippi S.M.
Educational Building Corp. Revenue (Athletics
Facilities Improvements Project)	5.000%	3/1/17 (Prere.)	10,000	10,243
				203,700
Missouri (1.0%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,809
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,170
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,154
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,180
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,189
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/30	3,000	3,452
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/31	6,415	7,340
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,000	5,856
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,543
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	5,000	6,233
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	15,807
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	16,730
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	16,753
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,752
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/30	1,190	1,355
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/31	1,700	1,924
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/32	7,225	8,681

Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/35	2,000	2,193
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/36	1,850	2,020
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,930
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,292
Missouri Board of Public Buildings Special
Obligation Revenue	4.000%	4/1/20	5,160	5,758
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.370%	8/1/16	13,450	13,450
Missouri Environmental Improvement & Energy
Resources Authority Revenue	0.718%	12/1/22 (14)	6,385	5,978
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/24	2,000	2,525
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/25	2,900	3,729
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	7/1/26	4,250	5,502
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/27	2,000	2,583
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,469
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,192
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,295
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	4,126
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	4,349
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,894
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,698
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	6,051
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/26	3,000	3,715
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/27	4,000	4,902
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/28	3,500	4,268

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/29	4,000	4,860
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/30	4,000	4,844
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/31	3,000	3,621
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,647
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	9,275
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,667
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	11/15/33	5,450	6,056
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	21,313
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	36,059
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.761%	6/1/31 (2)	1,000	911
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.764%	6/1/31 (2)	7,800	7,108
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,835
3 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.470%	8/5/16	8,915	8,915
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.380%	8/1/16	19,600	19,600
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/19	2,000	2,220
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	5,000	6,126
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	15,000	19,188
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	2,800	3,437
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/26	4,570	5,668
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/27	3,250	4,005
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/28	2,250	2,753
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/29	5,000	6,088
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/30	6,455	7,804
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/31	10,000	12,039

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	12/1/36	10,000	12,149
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	10,500	12,672
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/35	8,000	9,619
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/17 (Prere.)	12,225	12,453
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/17 (Prere.)	15,730	16,023
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/24	3,000	3,726
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/24	2,785	3,491
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/25	1,600	2,019
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/25	2,270	2,856
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/29	3,500	4,297
St. Louis County MO Parkway C-2 School
District GO	5.000%	3/1/24	2,500	3,184
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	6,845
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,245
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,266
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,253
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,801
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,483
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,711
				531,979
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	2,925	3,160

Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,851
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	150,000	169,387
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/23	1,910	2,308
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/24	1,400	1,715

Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/25	2,005	2,481
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/26	1,160	1,420
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/27	1,760	2,142
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/28	1,250	1,514
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/29	1,895	2,286
3 Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System) TOB VRDO	0.470%	8/5/16 (13)	10,060	10,060
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,117
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	955
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,540
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,160
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	5,686
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,663
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,639
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,493
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,925
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,800	3,268
Nebraska Public Power District Revenue	5.000%	1/1/18 (Prere.)	8,000	8,504
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,370
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,185
Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,264
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,359
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,474
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,465
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,729
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,731
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,468
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,874
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,757
3 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.500%	8/5/16	9,510	9,510
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,870

University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	2,007
				281,177
Nevada (1.1%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,691
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	4,013
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,281
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,809
Clark County NV GO	5.000%	7/1/19	9,000	10,112
Clark County NV GO	5.000%	7/1/21	6,075	7,226
Clark County NV GO	5.000%	7/1/33	16,290	19,504
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/18	885	959
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19	1,000	1,124
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/20	1,500	1,738
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,344
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	16,830
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	15,000	15,926
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	10,000	10,617
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	16,360	17,370
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	29,900	32,337
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	12,445	13,459
Clark County NV School District GO	5.000%	6/15/20	14,335	15,185
Clark County NV School District GO	5.000%	6/15/21	8,980	9,511
Clark County NV School District GO	5.000%	6/15/22	14,655	15,520
Clark County NV Water Reclamation District GO	5.375%	7/1/18 (Prere.)	2,985	3,259
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	4,287
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,626
3 Clark County NV Water Reclamation District GO
TOB VRDO	0.470%	8/5/16	6,000	6,000
4 Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/25	2,080	2,616
4 Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/26	1,440	1,828
4 Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/27	1,815	2,282
Las Vegas NV GO	4.000%	6/1/18	3,110	3,300
Las Vegas NV GO	4.000%	6/1/19	3,235	3,531
Las Vegas NV GO	4.000%	6/1/20	3,360	3,754
Las Vegas NV GO	4.000%	6/1/21	3,500	3,986
Las Vegas NV GO	5.000%	6/1/21	1,400	1,659
Las Vegas NV GO	5.000%	9/1/24	5,690	7,195
Las Vegas NV GO	5.000%	9/1/25	6,070	7,803
Las Vegas NV GO	4.000%	6/1/30	4,610	5,314
Las Vegas NV GO	4.000%	6/1/31	4,795	5,491
Las Vegas NV GO	4.000%	6/1/32	4,990	5,676
Las Vegas Valley Water District Nevada GO	4.000%	6/1/17	2,060	2,120
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,187
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	7,960
Las Vegas Valley Water District Nevada GO	5.000%	6/1/19	5,000	5,602
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,702

Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,000	5,047
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,362
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,000	2,562
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,626
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,597
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,433
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,401
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,397
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	5,030
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	7,242
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,392
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	4,127
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	8,000	8,488
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	5,136
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	7,425
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	5,000	5,298
Nevada GO	5.000%	4/1/22	17,000	20,639
Nevada GO	5.000%	11/1/23	28,500	35,793
Nevada GO	5.000%	4/1/24	17,595	22,264
Nevada GO	5.000%	11/1/25	34,000	43,595
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/19	7,000	8,003
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/31	4,000	4,132
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,887
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/32	4,435	5,600
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	7,750	9,706
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/35	1,750	2,183
				553,099
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,904
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,534
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,260
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,389
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)
VRDO	0.360%	8/1/16	20,900	20,900
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	6,000	6,273
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,896
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	11,302
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	11,792
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/18	1,010	1,079

New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,120
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,695
				69,144
New Jersey (3.1%)
Bergen County NJ GO	5.000%	10/15/21	2,500	3,024
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	12,720
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,582
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,782
Jersey City NJ GO	5.000%	3/1/20	1,610	1,811
Jersey City NJ GO	5.000%	3/1/21	1,200	1,383
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,951
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,179
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,567
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,500	2,891
New Jersey COP	5.000%	6/15/17	4,840	5,011
New Jersey COP	5.250%	6/15/28	4,675	5,102
New Jersey COP	5.250%	6/15/29	1,000	1,089
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	16,500	18,434
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	25,000	28,273
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	4,930	5,615
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	5,000	5,695
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	8,495	9,676
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,598
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,444
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16 (ETM)	23,815	24,218
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	14,570	14,796
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	24,249
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	11,938
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	19,079
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,798
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,192
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,584
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	61,980

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,113
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,351
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	22,616
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,691
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	10,061
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	6,141
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,500
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.560%	8/5/16 (12)	3,065	3,065
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,113
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,214
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,232
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,633
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,471
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/25 (4)	3,000	3,757
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,825
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	3,051
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	28,070
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/19	7,280	8,216
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	8,300	9,678
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	6,785	8,150
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,521
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	7,066
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	6,699
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,372
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	12,017
New Jersey GO	5.000%	8/15/20	30,000	34,216

New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/21	8,140	9,126
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,890
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/25	12,965	14,710
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/26	12,505	14,104
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/28	13,835	15,474
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	2,735	3,047
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,502
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,223
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.625%	7/1/23	3,700	4,194
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,854
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,391
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,677
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	13,907
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,452
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,356
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,406
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,188
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	5,000	5,783
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/24	2,000	2,495

New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/25	1,345	1,703
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/26	1,800	2,310
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,350	3,426
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,599
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.300%	8/1/16 LOC	1,000	1,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.440%	8/5/16 LOC	14,000	14,000
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	4,195	4,434
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	10,321
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	105
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	22
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,119
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	7,105	7,826
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,025	2,298
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,867
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	3,265	3,763
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	6,000	6,880
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/27	5,000	5,765
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/28	5,025	5,750
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/29	5,000	5,700
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	2,500	2,846
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/34	5,000	5,673
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,302
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	15,787
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	1,530	1,649
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	7,545	8,271
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,610	1,778
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,522

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	27,794
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,540	1,701
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	3,825	4,213
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	9,350	10,521
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	29,395	32,967
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,231
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	30,000	34,265
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	12,100	13,794
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,399
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	29,129
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	14,375	16,568
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,770	4,364
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	36,006
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	29,000	33,993
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,928
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	30,784
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	18,240	21,039
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	712
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	72,680	51,742
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	48,285	31,265
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,845
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	17,500	19,845
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	14,250	16,336
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.570%	8/5/16 LOC	3,820	3,820
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	21,656
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,941
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	16,673
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	24,223
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,507
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	27,811
Rutgers State University New Jersey Revenue
VRDO	0.270%	8/1/16	10,635	10,635

Rutgers State University New Jersey Revenue
VRDO	0.300%	8/1/16	5,785	5,785
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16 (ETM)	2,400	2,428
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	5,190	5,243
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,825
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,558
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,240
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,270
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,414
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,755
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,167
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31	1,170	1,358
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,156
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,150
Sussex County NJ GO	5.000%	2/15/23	5,485	6,785
Sussex County NJ GO	5.000%	2/15/24	4,356	5,503
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	16,517
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	17,595
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,805	31,865
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	50,587	51,599
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	28,410	28,705
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	243,000	64,883
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,257
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,309
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,039
				1,600,108
New Mexico (0.3%)
Albuquerque NM GO	5.000%	7/1/24	4,615	5,875
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	35,000	35,954
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	16,000	16,436
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	17,584
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,582

New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,708
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,691
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	7,386
New Mexico GO	5.000%	3/1/23	15,925	19,801
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/24	900	1,132
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/25	1,000	1,275
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/26	1,025	1,295
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/27	1,435	1,801
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/29	3,000	3,717
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/30	3,000	3,713
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/31	3,685	4,541
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/32	2,500	3,069
				133,560
New York (15.6%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,274
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,843
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,938
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,719
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,546
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,306
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,657
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	5,300
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,395	1,780
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	4,695	5,991
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,859

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	8,094
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	10,209
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,515
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,936
Freeport NY GO	5.000%	1/15/20	2,070	2,358
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,355
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	2,944
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	20,000	22,669
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,316
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,941
2 Long Island NY Power Authority Electric System
Revenue PUT	0.977%	11/1/18	18,650	18,645
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	4,029
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	2,335	2,345
Nassau County NY GO	5.000%	4/1/22	14,850	17,787
Nassau County NY GO	4.000%	10/1/22	8,755	9,702
Nassau County NY GO	5.000%	4/1/23	15,665	19,086
Nassau County NY GO	4.000%	10/1/23	5,245	5,787
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	3,019
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,350	1,647
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,712
New York City NY Build NYC Resource Corp.
Revenue (Asia Society Project) VRDO	0.440%	8/5/16 LOC	6,040	6,040
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,940
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/25	3,485	4,283
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,561
New York City NY GO	5.000%	8/1/16	5,000	5,001
New York City NY GO	5.000%	8/1/16 (Prere.)	225	225
New York City NY GO	5.000%	2/1/17 (Prere.)	8,425	8,611
New York City NY GO	4.000%	8/1/17	1,000	1,035
New York City NY GO	5.000%	8/1/17	7,610	7,954

New York City NY GO	5.000%	8/1/17 (Prere.)	115	120
New York City NY GO	5.000%	8/1/17 (Prere.)	1,555	1,623
New York City NY GO	5.000%	8/1/17	8,950	9,355
New York City NY GO	5.000%	8/1/17 (Prere.)	1,095	1,143
New York City NY GO	5.000%	10/1/17 (Prere.)	590	620
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,332
New York City NY GO	5.450%	4/1/19 (Prere.)	6,310	7,120
New York City NY GO	5.000%	6/1/19	8,675	9,724
New York City NY GO	5.000%	8/1/19	5,000	5,637
New York City NY GO	5.000%	8/1/19	17,870	20,147
New York City NY GO	5.000%	8/1/19	4,500	5,073
New York City NY GO	5.000%	8/1/19	3,100	3,495
New York City NY GO	5.000%	8/1/19	12,130	12,664
New York City NY GO	5.000%	8/1/19	32,000	36,077
New York City NY GO	5.000%	8/1/20	32,355	36,433
New York City NY GO	5.000%	8/1/20	3,895	4,066
New York City NY GO	5.000%	8/1/20	8,445	8,815
New York City NY GO	5.000%	8/1/20	5,000	5,813
New York City NY GO	5.000%	8/1/20	14,000	16,277
New York City NY GO	5.000%	8/1/20	6,060	7,046
New York City NY GO	5.250%	9/1/20	8,815	9,674
New York City NY GO	5.000%	10/1/20	855	899
New York City NY GO	5.000%	2/1/21	3,875	3,960
New York City NY GO	5.250%	3/1/21	4,255	4,746
New York City NY GO	5.000%	8/1/21	59,135	66,551
New York City NY GO	5.000%	8/1/21	15,750	18,301
New York City NY GO	5.000%	8/1/21	22,840	22,846
New York City NY GO	5.000%	8/1/21	4,000	4,775
New York City NY GO	5.000%	8/1/21	5,000	5,968
New York City NY GO	5.000%	8/1/21	10,000	11,936
New York City NY GO	5.000%	8/1/21	9,600	10,032
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.250%	9/1/21	14,250	15,636
New York City NY GO	5.000%	10/1/21	7,545	9,043
New York City NY GO	5.000%	8/1/22	32,000	35,993
New York City NY GO	5.000%	8/1/22	2,500	3,051
New York City NY GO	5.000%	8/1/22	18,475	21,475
New York City NY GO	5.000%	8/1/22	6,020	6,990
New York City NY GO	5.000%	8/1/22	7,415	9,048
New York City NY GO	5.000%	8/1/22	6,400	7,809
New York City NY GO	5.000%	8/1/22	5,955	6,222
New York City NY GO	5.000%	8/1/22	6,740	8,224
New York City NY GO	5.250%	8/15/22	25,250	27,644
New York City NY GO	5.000%	8/1/23	2,000	2,248
New York City NY GO	5.000%	8/1/23	11,000	13,383
New York City NY GO	5.000%	8/1/23	3,690	4,604
New York City NY GO	5.000%	8/1/23	7,740	9,656
New York City NY GO	5.000%	8/1/23	3,905	4,863
New York City NY GO	5.000%	8/1/23	5,650	7,036
New York City NY GO	5.250%	8/15/23	21,820	23,879
New York City NY GO	5.000%	10/1/23	4,430	5,412
New York City NY GO	5.000%	4/1/24	17,335	20,881
New York City NY GO	5.000%	8/1/24	8,085	9,394
New York City NY GO	5.000%	8/1/24	5,310	6,343
New York City NY GO	5.000%	8/1/24	4,000	4,860
New York City NY GO	5.000%	8/1/24	16,990	21,568
New York City NY GO	5.000%	8/1/24	20,000	25,158

New York City NY GO	5.250%	8/15/24	23,815	26,052
New York City NY GO	5.000%	10/1/24	5,000	5,998
New York City NY GO	5.000%	10/1/24	4,500	5,491
New York City NY GO	5.000%	8/1/25	3,300	3,953
New York City NY GO	5.000%	8/1/25	5,000	6,067
New York City NY GO	5.000%	8/1/25	3,630	4,680
New York City NY GO	5.000%	8/1/25	15,500	19,984
New York City NY GO	5.000%	8/1/25	10,000	12,893
New York City NY GO	5.000%	10/1/25	10,985	13,384
New York City NY GO	5.000%	4/1/26	3,590	3,985
New York City NY GO	5.000%	4/1/26	10,000	12,014
New York City NY GO	5.000%	8/1/26	9,735	12,108
New York City NY GO	5.000%	8/1/26	14,215	17,680
New York City NY GO	5.000%	8/1/26	5,000	6,057
New York City NY GO	5.000%	10/1/26	23,890	29,061
New York City NY GO	5.000%	4/1/27	14,780	17,730
2 New York City NY GO	0.840%	8/1/27	16,500	16,488
New York City NY GO	5.000%	8/1/27	4,705	5,620
New York City NY GO	5.000%	8/1/27	6,585	8,148
New York City NY GO	5.000%	8/1/27	20,000	25,928
New York City NY GO	5.000%	10/1/27	15,000	18,217
New York City NY GO	5.000%	8/1/28	18,000	21,480
New York City NY GO	5.000%	8/1/28	9,300	11,568
New York City NY GO	5.000%	8/1/28	18,500	23,791
New York City NY GO	5.000%	3/1/29	27,590	33,900
New York City NY GO	5.000%	5/15/29	7,900	8,788
New York City NY GO	5.000%	8/1/29	9,715	11,915
New York City NY GO	5.000%	3/1/30	16,230	19,911
New York City NY GO	5.000%	8/1/30	23,000	27,341
New York City NY GO	5.000%	8/1/30	6,845	8,382
New York City NY GO	5.000%	8/1/30	10,655	13,047
New York City NY GO	5.000%	8/1/30	5,380	6,663
New York City NY GO	5.000%	3/1/31	33,315	40,607
New York City NY GO	5.450%	4/1/31	250	280
New York City NY GO	5.000%	10/1/31	34,050	40,501
New York City NY GO	5.000%	8/1/32	1,475	1,743
New York City NY GO	5.000%	8/1/33	5,000	6,137
New York City NY GO VRDO	0.350%	8/1/16	1,080	1,080
New York City NY GO VRDO	0.380%	8/1/16 LOC	6,400	6,400
New York City NY GO VRDO	0.380%	8/1/16 LOC	4,100	4,100
New York City NY GO VRDO	0.390%	8/1/16 LOC	8,905	8,905
New York City NY GO VRDO	0.390%	8/1/16	4,100	4,100
New York City NY GO VRDO	0.390%	8/1/16	60,100	60,100
New York City NY GO VRDO	0.390%	8/1/16 LOC	1,705	1,705
New York City NY GO VRDO	0.400%	8/1/16	5,000	5,000
New York City NY GO VRDO	0.480%	8/5/16 LOC	5,000	5,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	3,988
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	21,561
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	15,788
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	21,155
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	26,839

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	15,186
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	36,539
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.000%	2/15/48	9,000	9,412
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	541
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	30,784
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	41,559
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	49,038
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,191
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	6,275
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,080	3,331
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,501
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,351
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	29,079
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	35,960
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,541
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	20,643
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	60,811
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	12,758
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.470%	8/5/16	5,435	5,435
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.470%	8/5/16	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	19,750	19,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	1,300	1,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	8,000	8,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	35,455	35,455

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.360%	8/1/16	31,900	31,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	8/1/16	11,700	11,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	8/1/16	8,400	8,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.390%	8/1/16	900	900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.390%	8/1/16	13,810	13,810
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	7,100	7,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	16,045	16,045
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	2,160	2,160
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	5,300	5,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	16,330	16,330
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.440%	8/5/16	8,000	8,000
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24	15,830	20,458
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	7,600
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	5,257
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	6,605
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,286
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	4,916
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	7,793
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,377
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	14,567
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	10,085	13,071
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	7,775
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	9,106

New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	11,704
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	5,133
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,843
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	11,000	13,940
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,774
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	6,290
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,472
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	9,000	11,370
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	5,000	6,258
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	21,094
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	7,208
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,270	6,556
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,738
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	5,000	6,193
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	10,000	12,339
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	12,380
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	12,284
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	10,000	12,313
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,250	3,251
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,500	2,501
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	51,100	51,112
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	12,000	12,676
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	8,965	9,470
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	4,580	4,739
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	15,000	16,494
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,498
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	6,500	7,147
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	2,695	3,017

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	11,213
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,890
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	3,570	4,070
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	13,500	15,871
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	6,000	7,054
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	34,199
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	19,380
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	8,395	9,400
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/23	16,740	20,733
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	14,000	17,667
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	7,072
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	6,000	7,213
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	18,693
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,203
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	12,220	15,752
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	14,245	17,812
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	13,770	17,696
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	10,030	12,890
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	20,000	25,780
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,985	2,559
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	5,048
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,008
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,008
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,608
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	12,118
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	12,713
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	3,165
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	10,352

New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	9,760
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,722
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,799
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	30,187
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	10,000	12,039
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	5,000	6,313
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	7,000	8,977
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	14,729
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/30	10,000	11,639
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	9,320
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	22,863
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	29,124
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	8,000	10,080
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	15,306
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	13,750	17,075
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	19,634
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	4,270	5,208
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	21,054
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	12,150	15,108
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	13,700	17,117
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	15,910	19,744
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	11,150	13,867
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	33,413
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	12,322
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	22,020	27,270
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	13,290	16,504
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	3,000	3,688
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	4,000	4,941

3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.470%	8/1/16	11,450	11,450
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.350%	8/1/16	1,800	1,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.390%	8/1/16	3,950	3,950
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.390%	8/1/16	24,400	24,400
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.400%	8/1/16	16,200	16,200
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18	7,600	8,385
4 New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	4/1/26	9,500	11,579
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	6,418
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	15,535
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	16,836
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	19,500	26,237
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	10,000	10,576
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	2,685	2,840
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,170
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	19,532
New York Metropolitan Transportation Authority
Revenue	0.945%	11/1/22 (4)	11,375	11,005
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,186
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,550	8,022
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	5,000	6,237
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,668
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,505	7,958
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,250	2,421
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	10,000	12,693
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	11,806
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,330	1,632
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,771
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,000	37,800
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	17,709

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,300	2,822
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,355	6,512
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,228
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,528
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,695	2,073
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,500	1,645
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,885	4,181
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	26,740
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	18,119
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	20,500	26,190
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	10,637
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	16,471
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	24,501
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	15,411
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	14,403
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	12,416
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	28,981
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	5,500	7,063
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	9,091
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	10,286
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	5,500	6,719
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	7,000	8,603
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,480	6,581
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	12,705	15,258
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	15,687
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,000	6,107
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	23,489
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	22,597

3 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.470%	8/5/16 (13)	6,550	6,550
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.190%	11/1/17	18,000	18,031
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.390%	11/1/19	8,000	8,067
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,345
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,424
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,664
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	13,047
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,755
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,618
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,389
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,540
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	15,143
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,000	19,678
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/32	6,500	8,285
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	10,900	13,835
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	11,445	14,467
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	10,020	12,623
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	59,700	74,834
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	12,610	15,807
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,651
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17 (Prere.)	5,000	5,288
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	19,425	20,571
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,067
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	3,035
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,420
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,040	9,092
2 New York Metropolitan Transportation Authority
Revenue PUT	1.013%	11/1/16	12,500	12,503
2 New York Metropolitan Transportation Authority
Revenue PUT	1.153%	11/1/17	8,805	8,818

2 New York Metropolitan Transportation Authority
Revenue PUT	0.800%	11/15/17	31,200	31,159
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	18,000	20,456
3 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.590%	8/5/16	26,885	26,885
New York Metropolitan Transportation Authority
Revenue VRDO	0.985%	11/1/22 (4)	1,825	1,766
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,638
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,313
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,370
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,506
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,732
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,447
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,986
3 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.470%	8/5/16	5,820	5,820
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/18 (Prere.)	2,570	2,787
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	430	466
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20 (Prere.)	215	250
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	4,785	5,533
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	6,153
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	7,016
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	23,435
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,268
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,931
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,425
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	11,649
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	8,065
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	12,339

New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,530
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	14,643
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,794
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,186
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,183
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/17 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,269
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	5,481
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,195	3,271
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	12
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	15,435
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	2,976
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	4,009
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	3,300	3,436
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	4,000	4,165
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	8,000	8,329
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,722
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/25	3,000	3,826
1 New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	2,000	2,167
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	1,953
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	3,872
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/25	5,130	6,659
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/26	4,000	5,275

New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/33	15,100	19,019
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	10,000	12,494
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	9,000	11,190
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	390	392
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	230	231
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	16,430	16,526
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	9,770	9,827
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,085
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17 (Prere.)	2,565	2,637
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	40,071
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	3,075	3,429
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	35,289
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	8,000	9,437
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,060	13,833
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	37,054
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,122
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,677
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,634
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,718
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	8,500	10,554
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	35,885	45,397
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	4,695	5,671
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	8,500	10,830
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	20,000	25,821
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	10,000	12,666
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	30,480	39,143
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	19,540	23,568

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	20,823
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	3,053
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	12,678
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	10,035	12,621
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	20,000	25,484
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	36,171
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	15,000	19,142
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	29,479
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,180
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	22,155
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	11,580	14,664
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,185
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	10,000	12,411
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	29,429
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,135
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10,000	12,343
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	18,905	22,669
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	37,698
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	20,740	25,650
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	17,240	20,670
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,966
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,281
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	12,164
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	36,795	44,713
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.440%	8/5/16	22,915	22,915
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,830
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	3,940
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,338

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	11,688
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,500
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	895
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	8,126
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	19,606
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	612
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	23,163
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,524
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,228
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,602
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,213
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,833
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	9,113
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,206
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,212
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	5,264
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	900
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,887
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	597
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	400	475
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	505
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	237
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	592
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	12,514
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,654
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	19,929
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,423
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,000	3,360

New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	11,183
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	10,865	12,993
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,599
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,197
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	4,465	4,795
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	4,800	5,357
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/20	15,275	17,641
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	16,000	19,055
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	19,505	23,819
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	2,650	3,308
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	20,500	26,185
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	35,000	45,616
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	27,610	34,436
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	32,000	39,761
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.700%	5/1/32 (10)	12,025	10,702
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.700%	5/1/32 (10)	21,275	18,935
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.700%	5/1/32 (10)	3,050	2,715
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.227%	12/1/25 (2)	7,900	7,584
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.226%	3/1/27 (2)	1,320	1,267
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.235%	7/1/29 (10)	1,590	1,526
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,034
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	17,675
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	4,000	4,510

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	10,000	11,879
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	6,271
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,601
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	21,124
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	31,132
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,356
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	12,515	15,916
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	12
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,496
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	4,120
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	7,157
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,965
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	7,284
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	6,284
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,173
New York State GO	4.500%	2/1/17	14,125	14,421
New York State GO	4.500%	2/1/18	24,735	26,238
New York State GO	4.500%	2/1/19	10,670	11,729
New York State GO	5.000%	2/1/30	3,000	3,416
New York State GO	5.000%	2/15/30	20,000	23,560
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.450%	8/5/16	29,700	29,700

New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	2,410	2,483
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	600	617
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	7,428
New York State Thruway Authority Revenue	5.000%	5/1/19	12,270	13,709
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	9,499
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,499
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	10,622
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	25,165
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	8,287
New York State Thruway Authority Revenue	5.000%	1/1/34	4,000	4,895
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,657
New York State Thruway Authority Revenue	5.000%	1/1/36	4,000	4,861
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	6,650	6,849
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	5,650	5,819
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/17 (Prere.)	11,395	11,982
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	14,251
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	4,745	5,191
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,311
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,655	6,190
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,495
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,015
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,790
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	25,380
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,855
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,732
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	9/15/17 (Prere.)	7,115	7,495
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	9/15/18 (Prere.)	19,395	21,208
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	5,495	6,014
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	7,751
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	26,101
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	12,241
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	38,532

New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,166
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	9,851
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,211
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	2,890
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,569
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	4,955	5,259
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,775	1,904
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	27,000	28,962
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	22,096
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	4,185	4,667
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	46,680
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	11,522
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	41,358
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,111
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	20,889
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	22,750
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	26,153
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,845
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	2,225	2,359
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	44,990
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	66,647
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	23,983
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	50,754
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,762
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,699
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,565
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	37,645
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	33,941

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,781
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	19,374
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	37,275
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	33,788
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	30,000	37,107
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	21,620	26,681
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	8,501
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	25,796
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,003
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	7,520
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,326
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	12,971
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,850
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	16,323
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/17	250	257
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	298
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	385
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,250	1,586
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	22,152
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	27,175	34,367
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	1,000	1,239
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	7,000	8,672
3 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.460%	8/5/16	1,220	1,220
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	25,750
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	10,904
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.595%	12/1/29 (2)	4,375	3,927
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	1,645	1,651
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,180

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/16	2,000	2,028
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	4,550	4,911
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	11,000	13,893
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	15,000	19,350
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	27,363
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	18,053
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	17,966
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	8,139
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	14,900	18,827
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	8,350	10,509
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	6,065	7,602
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,045	2,534
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	3,460	4,287
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	8,215	10,154
3 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.470%	8/5/16	4,950	4,950
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.450%	8/5/16 LOC	10,000	10,000
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,040
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	40,835
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	5,140	6,356
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	20,825	26,407
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	24,860	31,565
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	48,500	61,026
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	15,000	18,969
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	50,905	63,804
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	30,000	37,428
Westchester County NY GO	5.000%	7/1/21	11,740	14,090
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	402
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	288
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	870	1,058
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,212

Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	130	151
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	3,168
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,885
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,588
				8,127,540
North Carolina (1.2%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/19	2,515	2,816
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/20	5,280	6,098
Cabarrus County NC Installment Financing
Contract Revenue	4.000%	4/1/18	650	686
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/19	500	556
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/20	1,810	2,076
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/21	1,310	1,547
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/18	2,400	2,611
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/20	3,350	3,902
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/25	2,500	3,247
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	4.000%	8/1/26	2,765	3,391
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/28	1,800	2,334
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/29	1,750	2,257
Charlotte NC GO	5.000%	12/1/19	7,780	8,901
Charlotte NC GO	5.000%	7/1/22	3,280	4,036
Charlotte NC GO	5.000%	7/1/23	3,355	4,097
3 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.460%	8/5/16	3,350	3,350
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,857
Guilford County NC GO	5.000%	2/1/21	5,000	5,928
Guilford County NC GO	5.000%	3/1/22	3,220	3,925
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,758
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,761
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,331
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,109
Mecklenburg County NC GO	5.000%	2/1/17	3,635	3,719
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,027
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	4,130
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,328
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	11,005
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,732

North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	11,494
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	17,328
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	17,769
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,040
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	34,843
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	32,667
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	22,510	24,871
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,351
North Carolina GAN	5.000%	3/1/21	2,060	2,421
North Carolina GAN	5.000%	3/1/24	13,000	16,201
North Carolina GAN	5.000%	3/1/25	19,100	24,103
North Carolina GAN	5.000%	3/1/27	5,955	7,401
North Carolina GAN	5.000%	3/1/29	15,000	18,411
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,401
North Carolina GO	5.000%	9/1/16	1,165	1,170
North Carolina GO	5.000%	3/1/17	1,925	1,977
North Carolina GO	5.000%	3/1/17 (Prere.)	700	718
1 North Carolina GO	5.000%	3/1/17 (Prere.)	9,300	9,543
North Carolina GO	5.000%	5/1/18	11,900	12,832
North Carolina GO	5.000%	6/1/19	14,515	16,316
North Carolina GO	5.000%	6/1/19	5,000	5,620
North Carolina GO	4.000%	5/1/23	39,470	46,715
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	10,000	10,223
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	9,893
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	10,039
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,852
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,762
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,250	1,550
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,000	2,469
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	14,665
North Carolina Medical Care Commission
Hospital Revenue (CaroMont Health) VRDO	0.410%	8/5/16 LOC	29,075	29,075
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,578
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,728
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,707
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,139

North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,202
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (ETM)	5,000	5,333
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	3,085	3,290
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	2,000	2,133
1 North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	3,205	3,543
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,419
North Carolina Revenue	5.000%	11/1/19	5,000	5,691
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,321
Raleigh NC Downtown Improvement Project
COP VRDO	0.400%	8/5/16	13,380	13,380
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,590	1,819
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,720	1,968
Wake County NC GO	5.000%	2/1/20	7,500	8,621
Wake County NC GO	5.000%	3/1/21	5,125	6,091
Wake County NC Limited Obligation Revenue	5.000%	6/1/19 (Prere.)	3,000	3,365
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,380	7,506
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,894
				611,963
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,790
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,194
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,552
				4,536
Ohio (2.3%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	8,628
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	7,037
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	15,310
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	34,738
3 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.520%	8/5/16	5,160	5,160
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.420%	8/1/16 LOC	3,515	3,515
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17 (ETM)	3,885	3,980
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17	2,885	2,955
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	16,520	17,704
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	12,933
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	11,300
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,100

American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,842
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	7,367
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,767
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,832
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	17,125
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,050	14,517
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	11,768
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,544
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,735
Athens County OH Port Authority Housing
Revenue VRDO	0.460%	8/5/16 LOC	3,800	3,800
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,273
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,421
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,929
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,683
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,409
4 Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,510	1,797
4 Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,302
Cleveland OH GO	5.000%	12/1/18	1,000	1,099
Cleveland OH GO	5.000%	12/1/19	1,780	2,026
Cleveland OH Income Tax Revenue	5.000%	10/1/28	5,005	6,167
Cleveland OH Income Tax Revenue	5.000%	10/1/29	4,800	5,903
Cleveland OH Income Tax Revenue	5.000%	10/1/30	10,020	12,297
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	2,010
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,205
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	2,365	2,397
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,900	3,952
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	7,300	7,398
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,875	3,927
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,780	3,831
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	2,135	2,163
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	3,555	3,601
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	6,765	6,852
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	3,630	3,676
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	3,570	3,615
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,881
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,986
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,673
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,828
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	6,114
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	10,110
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	10,536

Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.440%	8/5/16	2,050	2,050
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,044
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,091
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,177
Columbus OH GO	5.000%	2/15/21	7,190	8,527
Columbus OH GO	5.000%	2/15/22	3,000	3,643
Columbus OH GO	5.000%	7/1/24	5,655	7,245
Columbus OH GO	5.000%	8/15/24	10,295	13,223
Columbus OH GO	5.000%	7/1/25	15,095	19,697
Columbus OH GO	5.000%	7/1/26	19,795	26,171
Columbus OH GO VRDO	0.430%	8/5/16	2,200	2,200
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,559
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.440%	8/5/16 LOC	1,285	1,285
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	15,438
Columbus OH Sewer Revenue	5.000%	6/1/30	10,250	13,089
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	4,324
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,172
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,470
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,841
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,420
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,900
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,503
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,626
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	2,500	2,861
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	3,470	3,971
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	6,610	7,564
Dayton OH City School District GO	5.000%	11/1/21	9,210	11,048
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,725
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	12,494
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	6,000	7,020
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	7,000	8,759
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/29	5,000	6,226
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	8,640	10,772
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	10,000	12,424
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/32	10,000	12,380

Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/33	10,000	12,337
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.460%	8/5/16 LOC	1,300	1,300
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.440%	8/5/16	5,300	5,300
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,069
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	22,716
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	18,793
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	1,008
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	170
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,141
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,141
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,172
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	2,055
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,685
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,300
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,433
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,730
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/29	1,745	2,104
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,789
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,789
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,788
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,788
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	14,023
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,310
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,347
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.450%	8/5/16 LOC	1,800	1,800
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.460%	8/5/16 LOC	1,200	1,200
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	4/1/19 (Prere.)	1,975	2,201
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,674
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	5,743
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,715
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	2,075	2,548
Ohio Common Schools GO	5.000%	9/15/19	9,655	10,943
Ohio Common Schools GO	5.000%	6/15/20	7,730	8,979

Ohio GO	5.000%	8/1/16	3,000	3,001
Ohio GO	5.000%	9/1/16	2,870	2,882
Ohio GO	5.000%	9/15/16	5,415	5,447
Ohio GO	5.000%	9/15/16	5,130	5,160
Ohio GO	5.000%	9/15/19	9,025	10,244
Ohio GO	5.000%	4/1/21	4,440	5,242
Ohio GO	5.000%	9/15/24	12,500	15,981
Ohio GO VRDO	0.460%	8/5/16	3,840	3,840
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	5,335
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.360%	8/1/16	1,870	1,870
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.380%	8/1/16	9,935	9,935
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.380%	8/1/16	8,200	8,200
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,880	1,986
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	980	1,035
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	3,020	3,182
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	27,220
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	2,500	2,539
Ohio Highway Capital Improvements GO	5.000%	5/1/19	5,000	5,604
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	12,329
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	10,266
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	12,866
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.470%	8/5/16	12,400	12,400
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	1,200	1,256
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/18 (Prere.)	4,000	4,368
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,235	6,426
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,250	3,948
4 Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	4,000	4,996
4 Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	4,000	5,078
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/27	3,150	3,937
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/28	3,310	4,114
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/29	3,475	4,292

Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	275
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	245
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	4,025
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,250	2,476
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	10,473
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,003
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,427
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,677
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,141
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/18 (Prere.)	3,585	3,875
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,660
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,639
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/18	3,000	3,310
3 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.540%	8/5/16	5,870	5,870
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,237
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,122
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,725
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,961
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,949
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17 (ETM)	3,350	3,432
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18 (ETM)	3,520	3,759
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,195	3,412
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,680	3,930
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/18 (Prere.)	17,000	18,284
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	9,091
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,783
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,834
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,265
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,263
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,827
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/31	2,175	2,605

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	2,988
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,658
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,197
				1,182,145
Oklahoma (0.2%)
Norman OK Regional Hospital Authority
Revenue	0.649%	9/1/22 (14)	11,700	10,925
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/23	2,500	3,116
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/24	1,500	1,906
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25	3,000	3,775
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	2,500	3,139
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27	3,000	3,733
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/28	2,000	2,481
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/29	2,500	3,086
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/30	2,500	3,078
Oklahoma City OK GO	5.000%	3/1/17	7,335	7,532
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,500	1,880
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	5,218
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	6,117
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18 (Prere.)	12,100	13,170
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/25	2,000	2,545
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/26	1,000	1,264
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/27	1,750	2,196
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/28	1,750	2,181
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/29	1,750	2,173
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,123
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/32	3,770	4,633
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	6,055	7,414

Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,135
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,356
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/24	3,500	4,337
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,762
3 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.460%	8/5/16	7,041	7,041
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,235
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,600
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,332
University of Oklahoma Revenue	5.000%	7/1/32	670	781
				128,264
Oregon (0.8%)
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/30	550	663
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,946
Multnomah County OR School District GO	5.000%	6/15/19	18,000	20,230
Multnomah County OR School District GO	5.000%	6/15/20	21,515	24,965
Multnomah County OR School District GO	5.000%	6/15/21	36,255	43,292
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,130	3,495
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	1,750	1,954
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	2,220	2,479
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,520	3,931
Oregon Department of Administrative Services
COP	5.000%	11/1/19 (Prere.)	4,310	4,903
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,274
Oregon Department of Administrative Services
COP	5.000%	11/1/20	5,350	6,075
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/17 (Prere.)	5,675	5,846
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	1,430	1,781
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	6,355	7,915
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	3,500	4,359
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	2,110	2,628
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/24	7,000	8,898
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	2,130	2,678
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	8,015	10,079
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	5,440	7,017
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	8,000	10,043

Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	13,339
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	7,288
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,713
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,679
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/24	3,000	3,867
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	2,000	2,549
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/28	5,500	6,979
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	9,500	12,004
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	2,500	3,151
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	7,610	8,820
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	8,959
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/22	1,000	1,226
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/23	1,250	1,563
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/26	1,810	2,241
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/27	2,000	2,464
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/28	2,500	3,067
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/29	1,420	1,736
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/27	595	733
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/29	750	912
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/30	700	847
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/31	700	844
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/32	1,000	1,201
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/33	1,100	1,317
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/34	1,280	1,528
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/35	1,200	1,426
Oregon GO	5.000%	5/1/18	1,500	1,618
Oregon GO	5.000%	11/1/18	3,750	4,124
Oregon GO	5.000%	5/1/19	2,770	3,104
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,867
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,871
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	6,141
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	6,759

Oregon GO	5.000%	5/1/21 (Prere.)	3,370	4,007
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,771
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,925
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	3,275
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,436
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	2,092
Oregon GO	5.000%	5/1/31	2,915	3,556
Oregon GO	5.000%	5/1/32	2,060	2,505
Oregon GO	5.000%	11/1/32	1,440	1,773
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	1,989
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	3,117
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,238
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,450
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,423
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,595
Port of Portland OR International Airport
Revenue	5.000%	7/1/29	1,650	2,074
Port of Portland OR International Airport
Revenue	5.000%	7/1/30	1,000	1,251
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,065	1,319
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,000	3,677
Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	50,134
				407,995
Pennsylvania (4.9%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	15,000	17,065
Allegheny County PA GO	5.000%	11/1/25	7,445	9,498
Allegheny County PA GO	5.000%	11/1/26	3,075	3,957
Allegheny County PA GO	5.000%	11/1/29	12,000	15,128
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.390%	8/1/16	4,500	4,500
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,290	1,556
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	2,720	3,280
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.147%	2/1/21	14,115	14,072
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	20,350
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/23	3,400	4,183
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24	2,500	3,125
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,217
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,595

Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,184
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,338
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,534
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,019
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/19 (15)	2,000	2,226
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/31	1,825	2,205
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/32	1,915	2,304
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,900
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	724
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,901
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,514
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	1,046
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	8,147
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17 (ETM)	2,135	2,177
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	240	244
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18 (ETM)	2,460	2,631
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	275	293
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/19 (Prere.)	3,075	3,447
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/19 (Prere.)	3,770	4,249
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	340	378
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	420	469
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	7,060	8,109
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	7,740	8,851

Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	2,070	2,105
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	3,790	3,854
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	6,000	6,101
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	4,175	4,245
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	3,985	4,052
Delaware County PA GO	5.000%	10/1/17	2,250	2,368
Delaware County PA GO	5.000%	10/1/18	2,360	2,586
Delaware County PA GO	5.000%	10/1/21	1,645	1,979
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.510%	8/5/16	8,000	8,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	4,850	5,653
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.430%	8/5/16 LOC	7,495	7,495
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.370%	8/1/16	5,770	5,770
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.370%	8/1/16	3,300	3,300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.380%	8/1/16	7,185	7,185
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.380%	8/1/16	22,900	22,900
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.370%	8/1/16 LOC	2,995	2,995
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	6,540	8,375
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/28	1,420	1,792
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/29	1,385	1,739
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/33	3,000	3,711
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/34	3,000	3,695
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,867
Middletown PA School District GO	5.000%	3/1/31	3,030	3,535
Middletown PA School District GO	5.000%	3/1/32	3,375	3,927
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	8,204
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,358

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	8,279
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	7,026
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	9,807
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	8,000	9,273
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/24	4,365	5,129
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	3,800	4,475
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/26	3,250	3,859
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/27	3,000	3,520
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,462
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/31	8,350	9,630
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/32	9,055	10,421
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	4,000	4,073
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,310
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,939
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	3,750	4,287
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.750%	7/1/35	6,925	7,882
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/18 (Prere.)	1,000	1,088
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/18 (Prere.)	1,000	1,091
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	1,000	1,094

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	1,500	1,640
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	3,000	3,281
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/24	2,815	3,458
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	2,025	2,511
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/26	2,270	2,838
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/27	2,835	3,518
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	5,205	6,360
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/30	7,720	9,379
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/31	8,130	9,837
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/36	6,790	8,064
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	465	468
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	3,110	3,528
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	19,473
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,522
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,715
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,706
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,000	3,706
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,773
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	7,255
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	15,574
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	8,219
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,932

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,753
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/17	1,000	1,015
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	1,950	2,116
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	4,700	5,294
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	20,000	22,508
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	10,000	11,039
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	10,945	11,082
Pennsylvania GO	5.000%	5/1/19	15,000	16,721
Pennsylvania GO	5.000%	7/1/19	14,925	16,736
Pennsylvania GO	5.000%	6/1/21	20,000	23,476
Pennsylvania GO	5.000%	7/1/21	32,365	38,056
Pennsylvania GO	5.375%	7/1/21	4,950	5,909
Pennsylvania GO	5.000%	6/1/22	19,450	23,199
Pennsylvania GO	4.000%	7/1/23	13,000	14,781
Pennsylvania GO	5.000%	11/15/23	4,705	5,592
Pennsylvania GO	5.000%	8/15/24	44,000	54,469
Pennsylvania GO	5.000%	3/15/25	7,000	8,688
Pennsylvania GO	5.000%	4/1/25	7,500	9,080
Pennsylvania GO	5.000%	9/15/26	34,500	43,597
Pennsylvania GO	5.000%	9/15/27	25,375	31,664
Pennsylvania GO	5.000%	3/15/28	21,000	25,590
Pennsylvania GO	4.000%	10/15/28	11,550	13,039
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	19,181
Pennsylvania GO	4.000%	6/15/30	24,400	27,205
Pennsylvania GO	4.000%	8/15/30 (4)	19,000	21,310
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	2,973
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	2,114
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.370%	8/1/16 LOC	13,550	13,550
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.440%	8/5/16 LOC	2,755	2,755
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	2,028
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,732
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,509
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,701
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,969

Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,986
3 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.470%	8/5/16	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,475
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,363
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,333
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,658
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,517
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	4,114
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,318
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	836
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,963
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	592
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,177
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,847
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/23	8,220	10,312
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/24	7,000	8,944
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/25	5,000	6,501
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	4,625	5,961
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	9,550	12,310
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	562
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/33	5,805	6,913

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,141
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,241
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,742
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	19,173
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	13,321
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	10,600	10,762
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	11,130	11,300
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	11,585	11,762
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	3,430	3,482
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,171
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	6,719
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	6,640	6,739
Pennsylvania State University Revenue	5.000%	9/1/21	620	743
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,678
Pennsylvania State University Revenue	5.000%	9/1/26	1,250	1,637
Pennsylvania State University Revenue	5.000%	9/1/26	3,000	3,929
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,746
Pennsylvania State University Revenue	5.000%	9/1/28	5,000	6,420
Pennsylvania State University Revenue	5.000%	9/1/29	1,150	1,468
Pennsylvania State University Revenue	5.000%	9/1/29	5,000	6,383
Pennsylvania State University Revenue	5.000%	9/1/30	1,750	2,224
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	2,097
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,862
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,681
Pennsylvania State University Revenue	4.000%	9/1/36	1,730	1,949
Pennsylvania State University Revenue	5.000%	9/1/36	1,325	1,644
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	2,154
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/24	1,825	2,218
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	2,190	2,648
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	2,165	2,607
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,228
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	2,500	2,702
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	12,345	13,397

Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	8,585	9,625
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,535	3,963
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	9,020	10,113
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	40,980	45,945
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,520	5,068
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	4,715	5,319
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,280	8,303
2 Pennsylvania Turnpike Commission Revenue	1.710%	12/1/20	22,700	22,944
2 Pennsylvania Turnpike Commission Revenue	1.420%	12/1/21	37,500	37,364
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,929
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,930	7,839
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	34,218
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (4)	8,395	10,292
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	14,781
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,630	46,702
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,250	1,432
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	12,236
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,000	43,735
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	44,018
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,865
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	1,500	1,718
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,977
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	6,549
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,335	1,529
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	6,313
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,888
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,241
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,142
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,608
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,675
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	9,293
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,471
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,000	6,050
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,928
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	6,890	8,297
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	1,500	1,706
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	31,304
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,647
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,205
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,702
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	17,530
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	38,188
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,979
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	11,906
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	5,037
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,872
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	28,058
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,000	4,733
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	3,106
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	26,709
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,715
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	20,000	23,666
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,701
3 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.560%	8/5/16 (12)	3,245	3,245
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,011

Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,257
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/26	5,000	6,131
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	6,500	8,079
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/25	7,820	9,869
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/26	12,860	16,101
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	6,750	8,385
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	3,500	4,315
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	2,500	3,065
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,916
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/35	7,135	8,561
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	4,065	4,276
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,925
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	13,113
Philadelphia PA GO	5.000%	8/1/23	7,310	8,860
Philadelphia PA GO	5.000%	8/1/26	9,000	11,156
Philadelphia PA GO	5.000%	8/1/29	5,000	6,041
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/20 (Prere.)	24,000	27,952
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.380%	8/1/16	4,000	4,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.380%	8/1/16	15,700	15,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	9,100	9,445
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	4,275	4,374
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	6,040	6,172
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.430%	8/5/16 LOC	42,945	42,945
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,921
Philadelphia PA School District GO	5.000%	9/1/21	5,000	5,542
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,367
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,641
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,349
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	1,300	1,502
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,432
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,808
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,468

Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,774
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,799
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,380	7,034
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	11,000	12,090
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.620%	8/5/16 (4)	49,340	49,340
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,216
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	18,825
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	12,835	13,802
3 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.460%	8/5/16	9,710	9,710
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,897
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,627
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,440	2,822
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	17,615
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	2,465	2,811
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/24 (15)	2,635	3,275
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/25 (15)	2,880	3,595
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/26 (15)	3,445	4,260
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/27 (15)	3,130	3,841
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/24	3,290	4,010
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17	3,990	4,188
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,650	2,957
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,127
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	14,215
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,699
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	12,771

Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,342
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,494
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	5,040
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/32	15,000	17,845
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,164
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,329
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,543
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,618
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,669
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	7,056
				2,541,348
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,571
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,431
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,617
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,285
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,533
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	5,300	6,136
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	291
				75,864
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,802
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,305
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	500	612
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	783
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,876
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	593
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	20,000	22,584
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	25,000	28,230
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/28	6,000	6,832
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/33	5,500	6,390
4 Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/24	2,350	2,837

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	4,917
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	2,880	3,080
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/18 (Prere.)	3,210	3,440
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/18 (Prere.)	3,500	3,759
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	6,015	6,062
				108,102
South Carolina (1.1%)
Aiken County SC Consolidated School District	5.000%	3/1/24	7,980	10,095
Beaufort County SC School District GO	5.000%	3/1/18	3,800	4,069
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,846
Berkeley County SC School District Revenue	5.000%	3/1/18	3,670	3,926
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,945
Charleston County SC GO	5.000%	11/1/21	2,765	3,349
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	3,105	3,153
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,000	12,390
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/20	3,075	3,525
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	10,116
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	11,134
Florence County SC School District GO	5.000%	3/1/18	2,730	2,921
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,448
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	2,845
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	37,486
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	28,678
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/24	1,000	1,231
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/25	1,080	1,346
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,260
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,220
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,518
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,196
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,978
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,258
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/26	4,000	4,983
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/29	3,390	4,160
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/30	5,210	6,383

Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,353
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	9,019
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,736
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,618
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,064
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,084
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,385
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,000	2,465
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,235
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,752
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,865
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,212
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/23	2,000	2,473
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/24	2,300	2,887
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	2,000	2,479
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/27	2,500	3,084
South Carolina GO	5.000%	4/1/18	2,400	2,579
South Carolina GO	5.000%	4/1/19	2,495	2,787
South Carolina GO	5.000%	4/1/19	7,825	8,742
South Carolina GO	5.000%	4/1/25	2,150	2,796
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/20	4,410	5,097
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	2,380	2,833
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/22	4,860	5,921
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,118
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.400%	8/5/16 LOC	18,400	18,400
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,763
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,671
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,437
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	13,899
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,510
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	9,255
South Carolina Public Service Authority
Revenue	5.000%	12/1/16	7,225	7,337
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	10,000	12,414

South Carolina Public Service Authority
Revenue	5.000%	12/1/24	13,900	17,537
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	5,615	7,062
South Carolina Public Service Authority
Revenue	5.000%	12/1/27	4,295	5,308
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	15,130	18,628
South Carolina Public Service Authority
Revenue	5.000%	12/1/29	6,065	7,431
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	5,000	6,232
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	10,510	12,830
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	13,980	17,018
South Carolina Public Service Authority
Revenue	5.000%	12/1/32	8,535	10,354
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,465	12,642
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	20,000	24,473
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	9,310	11,347
4 South Carolina Public Service Authority
Revenue	5.000%	12/1/35	3,000	3,640
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,233
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,799
				566,263
South Dakota (0.0%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,190
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,809
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/23	650	805
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/24	650	816
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/25	600	745
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/26	675	831
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,251
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	825	1,003
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,714
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,241
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,827
				25,232
Tennessee (1.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,937

Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,819
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/23	650	787
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/24	745	917
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/26	1,485	1,802
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/28	2,400	2,841
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/29	5,325	6,282
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/30	5,615	6,601
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/32	6,520	7,603
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/33	6,340	7,372
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/34	2,590	3,006
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.400%	8/1/16 LOC	4,000	4,000
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.400%	8/1/16 LOC	7,000	7,000
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/18 (Prere.)	6,045	6,513
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/18 (Prere.)	5,835	6,299
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/19	1,145	1,269
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/20	3,480	3,981
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	2,235	2,398
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	2,165	2,315
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/31	5,880	7,205
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/32	8,780	10,682
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/33	9,240	11,210
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/34	7,725	9,345
Knox County TN GO	5.000%	4/1/18	2,105	2,263
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,897

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,303
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,871
Memphis TN GO	5.000%	11/1/16 (Prere.)	4,000	4,047
Memphis TN GO	5.000%	5/1/28	3,145	3,703
Memphis TN GO	5.000%	5/1/30	1,715	2,006
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,315
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	13,085	14,734
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/28	7,755	10,025
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/30	5,000	6,390
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/31	5,000	6,370
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/32	10,000	12,688
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,130
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/35	5,000	6,082
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	1.040%	4/1/17 (Prere.)	5,640	5,640
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	1.040%	10/1/17	5,860	5,852
Shelby County TN GO	4.750%	3/1/18	5,525	5,893
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	112
Shelby County TN GO	5.000%	4/1/19	400	446
Shelby County TN GO	5.000%	4/1/24	2,000	2,537
Shelby County TN GO	5.000%	4/1/25	8,000	10,320
Shelby County TN GO	5.000%	4/1/26	4,000	5,251
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	7,769
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,232
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.390%	8/1/16 (4)	30,010	30,010
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.400%	8/1/16 (4)	19,085	19,085
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	24,340	24,429

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,340	41,052
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,705	62,474
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	50	59
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,135	11,886
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	10,960	13,190
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,815	7,067
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,550	1,960
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	18,000	22,323
1 Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,145
Tennessee GO	5.000%	8/1/17	3,165	3,310
Tennessee GO	5.000%	10/1/17	6,000	6,319
Tennessee GO	4.000%	8/1/18	2,500	2,674
Tennessee GO	5.000%	8/1/18	2,565	2,794
Tennessee GO	5.000%	8/1/19	4,000	4,525
Tennessee GO	5.000%	8/1/19	2,165	2,449
Tennessee GO	5.000%	8/1/20	2,500	2,921
Tennessee GO	5.000%	8/1/20	2,200	2,570
Tennessee GO	5.000%	8/1/21	3,420	4,114
Tennessee GO	5.000%	8/1/21	2,000	2,406
Tennessee GO	5.000%	8/1/22	2,000	2,466
Tennessee GO	5.000%	8/1/22	3,000	3,699
Tennessee GO	5.000%	8/1/23	3,525	4,445
Tennessee GO	5.000%	9/1/27	4,300	5,486
Tennessee GO	5.000%	9/1/27	2,000	2,552
Tennessee GO	5.000%	9/1/28	1,850	2,348
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	2,220	2,383
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,697
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,426
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	3,201
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	6,456
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,636
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,930
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,967
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,762
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,876
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,423
				569,575

Texas (10.4%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,379
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,879
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,829
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,758
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,585
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,799
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	5,018
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	5,257
Aldine TX Independent School District GO	5.000%	2/15/20	5,000	5,732
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	13,851
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	14,394
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,428
Allen TX Independent School District GO	5.000%	2/15/31	1,000	1,261
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,257
Allen TX Independent School District GO	5.000%	2/15/35	7,350	9,142
Allen TX Independent School District GO	5.000%	2/15/36	6,345	7,879
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,955
Arlington TX Independent School District GO	5.000%	2/15/24	4,500	5,684
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	23,833
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,527
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,243
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,893
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/26	1,000	1,258
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,172
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,766
Austin TX GO	5.000%	9/1/29	2,855	3,576
Austin TX GO	5.000%	9/1/30	1,240	1,547
Austin TX GO	5.000%	9/1/31	2,140	2,662
Austin TX GO	5.000%	9/1/33	4,315	5,332
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,517
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	422
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,850
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	6,074
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,857
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,000	12,704
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,705	13,055
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	11,410	13,869
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	5,000	6,325
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	12,075	14,629
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	5,545	6,980
Bexar County TX GO	5.000%	6/15/20	3,400	3,937

Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	12,791
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	12,582
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,458
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	13,801
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,146
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,466
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	1,780	1,787
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	250	255
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	265
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	735	808
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,754
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,332
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	2,925	3,412
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,170	1,355
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,000	4,839
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	888
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	873
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	2,375	2,919
4 Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,180	1,441
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	3,577
4 Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,667
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	4,830
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,850	5,616
4 Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/27	1,035	1,282
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	3,776
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	3,446
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	2,777
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	2,750	3,368
4 Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	1,000	1,209
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	3,009
4 Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/31	1,275	1,538
4 Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/32	1,860	2,233

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	2,262
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,440	1,734
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	4,030
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	2,000	2,421
4 Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,310	1,568
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	2,159
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,245	1,496
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,700	2,052
4 Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,355	1,617
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	2,569
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	1,700	2,042
4 Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,000	2,372
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	1,500	1,796
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/36	1,625	1,945
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	2,676
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	1,643
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	2,017
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	2,470
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,998
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	5,047
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,988
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	7,162
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,728
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,575
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,655
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,401
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,747
Corpus Christi TX GO	5.000%	3/1/25	2,000	2,542
Corpus Christi TX GO	5.000%	3/1/29	5,235	6,346
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,647
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,976
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/20	2,720	3,125

Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/23	9,695	12,006
Dallas County TX Community College GO	5.000%	2/15/20	6,950	7,981
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,756
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,477
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,477
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	11,385	12,410
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	14,130	15,403
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,800
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,451
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,620
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/35	1,300	1,603
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,982
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,250
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,597
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,824
Dallas TX GO	5.000%	2/15/22 (ETM)	45	55
Dallas TX GO	5.000%	2/15/22	22,840	27,641
Dallas TX GO	5.000%	2/15/23	11,000	13,606
Dallas TX GO	5.000%	2/15/24	8,500	10,730
Dallas TX GO	5.000%	2/15/25	3,000	3,846
Dallas TX GO	5.000%	2/15/28	5,635	7,061
Dallas TX GO	5.000%	2/15/34	3,000	3,672
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	20,572
Dallas TX Independent School District GO PUT	4.000%	2/15/18	15,000	15,756
Dallas TX Performing Arts Cultural Facilities
(Dallas Center Foundation) VRDO	0.450%	8/5/16 LOC	14,060	14,060
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,190
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	10,000	12,039
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	2,772
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	8,505
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,767
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	7,369
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	18,382
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,752
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	17,066
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,500	15,325

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,750	9,292
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,775	6,905
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,000	10,732
Denton County TX GO	5.000%	7/15/21	1,500	1,789
Denton County TX GO	5.000%	7/15/24	1,500	1,902
Denton County TX GO	5.000%	7/15/25	1,555	2,006
Denton County TX GO	4.000%	7/15/32	3,000	3,427
Denton County TX GO	4.000%	7/15/33	2,000	2,272
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	13,372
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	13,748
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	13,610	13,635
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	15,200	15,228
El Paso TX GO	5.000%	8/15/31	4,000	4,980
El Paso TX GO	5.000%	8/15/31	2,985	3,716
El Paso TX GO	5.000%	8/15/32	3,625	4,495
El Paso TX GO	5.000%	8/15/34	4,570	5,611
El Paso TX GO	5.000%	8/15/35	4,795	5,863
El Paso TX GO	5.000%	8/15/36	4,000	4,891
El Paso TX GO	5.000%	8/15/36	5,035	6,157
4 El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,050	1,332
Fort Bend County TX GO	5.000%	3/1/19	4,970	5,514
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,866
Fort Bend County TX GO	5.000%	3/1/21	2,750	3,247
Fort Worth TX GO	4.000%	3/1/18	1,490	1,570
Fort Worth TX GO	5.000%	3/1/24	9,070	11,407
Fort Worth TX GO	5.000%	3/1/25	10,155	12,964
Fort Worth TX GO	5.000%	3/1/26	10,235	13,272
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,912
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	7,161
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,386
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,185
Frisco TX GO	5.000%	2/15/19	2,010	2,232
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,214
Frisco TX Independent School District GO	5.000%	8/15/24	4,000	5,097
Frisco TX Independent School District GO	5.000%	8/15/25	3,235	4,187
Frisco TX Independent School District GO	5.000%	8/15/26	3,000	3,892
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/31	2,875	2,654
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/32	5,320	4,903
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/33	18,100	16,653
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	12,190
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	18,023
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.380%	8/1/16	4,200	4,200

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.380%	8/1/16	12,175	12,175
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (ETM)	4,000	4,439
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (Prere.)	10,225	11,348
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/19 (Prere.)	40,730	45,846
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	2,000	2,472
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	3,000	3,768
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/28	3,110	3,878
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/29	7,340	9,128
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/30	2,185	2,705
3 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) TOB VRDO	0.390%	8/1/16	35,330	35,330
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,583
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	6,256
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,738
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	12,651
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,480
Harris County TX GO	5.000%	10/1/16	4,755	4,793
Harris County TX GO	5.000%	10/1/17	4,000	4,209
Harris County TX GO	5.000%	10/1/17	4,705	4,951
Harris County TX GO	5.000%	10/1/18	4,090	4,476
Harris County TX GO	5.000%	10/1/20	1,020	1,194
Harris County TX GO	5.000%	10/1/21	8,000	9,344
Harris County TX GO	5.000%	8/15/25	4,000	5,152
Harris County TX GO	5.000%	10/1/25	8,000	10,361
Harris County TX GO	5.000%	10/1/25	5,755	7,453
Harris County TX GO	5.000%	8/15/26	2,500	3,264
Harris County TX GO	5.000%	10/1/27	6,335	8,094
Harris County TX GO	5.000%	10/1/28	6,660	8,470
Harris County TX GO	5.000%	10/1/29	6,490	8,210
Harris County TX GO	5.000%	10/1/30	5,405	6,809
Harris County TX GO	5.000%	8/15/34	3,120	3,842
Harris County TX GO	5.000%	10/1/35	4,215	5,210
Harris County TX GO	5.000%	10/1/36	6,545	8,066
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,733

Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital)	5.000%	10/1/24	8,500	9,587
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.380%	8/1/16	15,605	15,605
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.380%	8/1/16	28,310	28,310
Harris County TX Industrial Development Corp.
Pollution Control Revenue (Exxon Corp.)
VRDO	0.340%	8/1/16	4,000	4,000
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	5,665	6,447
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	6,475	7,369
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	3,000	3,414
3 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.560%	8/5/16	7,745	7,745
3 Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue TOB VRDO	0.500%	8/5/16	6,660	6,660
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	5,021
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	4,054
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	4,790
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,589
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,820
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,222
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,218
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,851
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	6,220
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	14,580
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	6,056
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,259
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	4,073
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	26,701
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,891
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,896
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,306
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,177
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,532
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	17,030	17,704
3 Houston TX Airport System Revenue TOB
VRDO	0.470%	8/5/16	12,000	12,000
Houston TX Community College System GO	5.000%	2/15/17	1,000	1,025
Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	3,145	3,157
Houston TX GO	5.000%	3/1/21	2,000	2,347
Houston TX GO	5.000%	3/1/22	5,000	5,995
Houston TX GO	5.000%	3/1/22	12,250	14,687
Houston TX GO	5.000%	3/1/23	16,680	19,878
Houston TX GO	5.000%	3/1/23	4,000	4,893
Houston TX GO	5.000%	3/1/24	1,860	2,318
Houston TX GO	5.000%	3/1/25	1,600	2,022

Houston TX GO	5.000%	3/1/26	10,000	12,467
Houston TX GO	5.000%	3/1/26	10,000	12,793
Houston TX GO	5.000%	3/1/27	9,750	12,330
Houston TX GO	5.000%	3/1/30	4,000	4,885
Houston TX GO	5.000%	3/1/31	5,180	6,397
Houston TX GO	5.000%	3/1/32	3,840	4,724
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	13,610
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	15,878
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	19,988
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/26	1,650	2,036
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/28	2,090	2,547
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/29	1,500	1,820
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,221
Houston TX Independent School District GO	5.000%	2/15/20	4,500	5,159
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,893
Houston TX Independent School District GO	5.000%	2/15/21	15,895	18,779
Houston TX Independent School District GO	5.000%	2/15/24	8,000	10,104
Houston TX Independent School District GO	5.000%	2/15/25	5,000	6,409
Houston TX Independent School District GO	5.000%	2/15/26	7,595	9,881
Houston TX Independent School District GO	5.000%	2/15/27	10,375	13,349
Houston TX Independent School District GO
PUT	3.000%	6/1/18	60,420	62,839
Houston TX Independent School District GO
PUT	1.375%	6/1/19	10,000	10,117
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	3,781
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	14,321
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,670
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,754
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	11,361
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	6,275
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,514
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	19,617
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,536
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	17,442
Houston TX Utility System Revenue	5.000%	11/15/30	15,000	19,087
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	20,080
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	12,288
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,890
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,890
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,738
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,651
Houston TX Utility System Revenue	5.000%	11/15/35	30,000	37,417
Houston TX Utility System Revenue	5.000%	11/15/36	20,040	24,912
2 Houston TX Utility System Revenue PUT	1.040%	8/1/16 (Prere.)	4,375	4,375
2 Houston TX Utility System Revenue PUT	1.340%	5/1/20	10,000	9,953

Humble TX Independent School District GO	5.500%	2/15/24	14,235	18,524
3 Judson TX Independent School District GO TOB
VRDO	0.470%	8/5/16 (12)	8,295	8,295
Katy TX Independent School District GO	5.000%	2/15/18	1,450	1,550
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,096
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	5,000	6,409
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,811
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,434
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,511
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,802
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,451
Leander TX Independent School District GO	0.000%	8/16/25	10,000	8,563
Lone Star College System Texas GO	5.000%	2/15/21	3,650	4,302
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,344
3 Lone Star College System Texas GO TOB
VRDO	0.470%	8/5/16	4,960	4,960
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	118
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,545
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,658
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,925
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,607
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,277
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	16,544
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	10,047
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	1,025	1,284
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	2,220	2,780
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,350	1,715
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,100	1,397
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,635	1,996
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,350	1,676
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/32	1,400	1,706
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/34	1,280	1,426
Lubbock TX GO	5.000%	2/15/23	700	850
Lubbock TX GO	5.000%	2/15/27	5,735	6,700
Lubbock TX GO	5.000%	2/15/29	4,335	5,064
Lubbock TX GO	5.000%	2/15/30	6,660	7,688
Lubbock TX GO	4.000%	2/15/31	1,500	1,715

Lubbock TX GO	5.000%	2/15/31	4,120	4,756
Lubbock TX GO	4.000%	2/15/32	1,425	1,620
Lubbock TX GO	4.000%	2/15/33	1,000	1,131
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/30	1,000	1,135
Montgomery County TX GO	5.000%	3/1/28	20,225	25,711
Montgomery County TX GO	5.000%	3/1/31	16,450	20,590
Montgomery County TX GO	5.000%	3/1/32	16,910	21,066
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.000%	1/1/24	1,300	1,438
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.250%	1/1/29	1,500	1,645
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/35	1,400	1,532
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/29	725	843
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/30	845	980
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/35	1,000	1,142
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/25	2,250	2,656
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/30	12,500	14,444
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/35	8,300	9,417
North East TX Independent School District GO	5.000%	8/1/19	11,455	12,943
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,651
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/26	1,415	1,746
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/36	9,000	10,662
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,193
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,518
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	5,805
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	6,883
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	9,863
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	8,890
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	4,849
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,274

North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	4,450	4,790
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,855	4,149
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,460	3,724
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	20,860
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	39,039
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	24,584
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	18,594
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	10,419
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	16,123
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	2,620	2,955
North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	2,914
North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,436
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,430
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,256
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	9,447
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	53,489
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,725
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,000	11,183
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,584
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,000	2,505
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,300	4,175
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,000	9,884
North Texas Tollway Authority System Revenue	6.000%	1/1/25	625	668
North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,360	1,460
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,000	12,347
North Texas Tollway Authority System Revenue	6.000%	1/1/26	540	576
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,475
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,100	5,017
North Texas Tollway Authority System Revenue	6.000%	1/1/27	490	524
North Texas Tollway Authority System Revenue	6.000%	1/1/28	600	674
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,514
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,000	6,170
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,918
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,250	6,303
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,641
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,724
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	18,405
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	14,462
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,040	13,213
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	33,604
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,716
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,000	57,952
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,595	4,454
North Texas Tollway Authority System Revenue	5.000%	1/1/33	48,500	58,350
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	39,563
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,843
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,223
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,800	2,191
Northside Independent School District Texas
GO	4.000%	2/15/18	1,000	1,053
Northside Independent School District Texas
GO	5.000%	2/15/23	3,110	3,851
Northside Independent School District Texas
GO	5.000%	6/15/23	3,015	3,762
Northside Independent School District Texas
GO	5.000%	2/15/24	5,000	6,315

Northwest Independent School District Texas
GO	5.000%	2/15/25	10,000	12,818
Northwest Independent School District Texas
GO	5.000%	2/15/26	6,380	8,112
Northwest TX Independent School District GO	4.000%	2/15/20	3,240	3,601
Pasadena TX GO	4.000%	2/15/29	1,000	1,142
Pasadena TX GO	4.000%	2/15/30	1,750	1,985
Plano TX Independent School District GO	5.000%	2/15/19	7,500	8,319
Plano TX Independent School District GO	5.000%	2/15/20	21,580	24,739
Plano TX Independent School District GO	5.000%	2/15/21	7,000	8,270
3 Port Arthur TX Independent School District GO
TOB VRDO	0.460%	8/5/16 (12)	9,125	9,125
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/25	1,000	1,214
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/26	700	860
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/27	900	1,099
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/28	705	854
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/29	1,420	1,711
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	4.000%	6/1/36	1,000	1,081
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,548
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,100	16,748
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	20,492
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	24,768
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,465	11,032
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,010	3,611
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	200	248
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	4,105	5,202
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	910	1,181
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	16,918
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,150
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	5,860	6,711
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,000	24,157
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	5,890	7,267
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	52,060	64,227
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/24	15,515	19,532

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/25	14,750	18,852
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/26	9,275	12,048
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/30	2,710	3,304
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/31	3,000	3,648
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/32	16,950	19,545
San Antonio TX GO	4.000%	2/1/17	16,075	16,368
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	5,942
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,303
San Antonio TX GO	5.000%	2/1/23	12,630	15,608
San Antonio TX GO	5.000%	2/1/25	10,000	12,809
San Antonio TX GO	5.000%	2/1/26	5,800	7,396
San Antonio TX GO	5.000%	2/1/26	2,500	3,120
San Antonio TX GO	5.000%	2/1/27	4,915	6,223
San Antonio TX GO	5.000%	2/1/27	1,750	2,171
San Antonio TX GO	5.000%	2/1/28	1,000	1,235
San Antonio TX GO	5.000%	2/1/29	1,250	1,545
San Antonio TX Independent School District GO	5.000%	8/15/26	7,370	9,668
San Antonio TX Independent School District GO	5.000%	8/15/27	5,840	7,573
San Antonio TX Independent School District GO	5.000%	8/15/29	8,475	10,883
San Antonio TX Independent School District GO	5.000%	8/15/31	6,345	8,083
San Antonio TX Independent School District GO	5.000%	8/15/32	2,800	3,552
San Antonio TX Independent School District GO	5.000%	8/15/36	3,210	4,023
Schertz-Cibolo-Universal City TX Independent
School District GO	3.000%	2/1/18	2,060	2,132
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	9,100	10,324
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	4,375	4,963
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	2,250	2,553
Spring Branch TX Independent School District
GO	5.000%	2/1/20	7,000	8,016
Spring Branch TX Independent School District
GO	5.000%	2/1/20	3,830	4,386
Spring Branch TX Independent School District
GO	5.000%	2/1/21	2,500	2,950
Spring TX Independent School District GO	5.000%	8/15/24	5,080	6,474
Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,731
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,929
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,429
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,671
Sugar Land TX GO	5.000%	2/15/30	3,445	3,931
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/28	3,750	4,757
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott

& White Healthcare Project)	5.000%	11/15/29	5,500	6,919

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/30	3,000	3,757
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/31	1,500	1,870
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/32	2,750	3,417
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/34	3,000	3,319
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/35	3,500	3,848
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/36	2,000	2,190
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	26,609
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	15,714
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	27,829
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,476
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	8,867
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,634
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,440
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	18,487
Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,744
Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,598
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	3,757
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	9,425	11,221
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/22	10,935	13,322
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/23	11,355	14,146
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,625
Texas GO	5.000%	8/1/17	3,165	3,309
Texas GO	5.000%	10/1/19	6,335	7,200
Texas GO	5.000%	10/1/20	3,000	3,513
Texas GO	5.000%	10/1/20	3,845	4,503
Texas GO	5.000%	4/1/21	5,150	6,117
Texas GO	5.000%	10/1/22	19,000	23,381
Texas GO	5.000%	10/1/24	4,000	5,118

Texas GO	5.000%	10/1/25	5,420	7,057
Texas GO	5.000%	10/1/26	8,000	10,188
Texas GO	5.000%	4/1/27	10,000	12,499
Texas GO	5.000%	10/1/27	33,600	41,913
Texas GO	5.000%	10/1/27	5,295	6,685
Texas GO	5.000%	10/1/28	31,975	39,729
3 Texas GO TOB VRDO	0.470%	8/5/16	4,870	4,870
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	32,125	33,313
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	5,000	5,727
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	7,047
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,510	12,437
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,645	4,358
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	9,536
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	2,009
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	5,000	5,891
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	32,710	41,526
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	14,004
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	10,000	11,542
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,125	13,802
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	2,500	2,832
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	125	125
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)(ETM)	6,805	6,802
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	15,975	15,965
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	445	442
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)(ETM)	7,675	7,606
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	23,590	23,355
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	38,614
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,510	58,097
Texas Public Finance Authority GO	5.000%	10/1/26	5,000	6,595
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	5,890	5,907
Texas State University System Financing
System Revenue	5.000%	3/15/25	750	919
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,464
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,483
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,756
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	5,164
Texas Transportation Commission GO	5.000%	4/1/21	4,800	5,701

Texas Transportation Commission GO	5.000%	4/1/22	10,245	12,501
Texas Transportation Commission GO	5.000%	4/1/22	14,000	17,022
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,614
Texas Transportation Commission GO	5.000%	10/1/23	13,000	16,329
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,607
Texas Transportation Commission GO	5.000%	10/1/24	20,670	26,447
Texas Transportation Commission GO	5.000%	4/1/25	10,000	12,675
Texas Transportation Commission GO	5.000%	10/1/25	33,700	43,194
Texas Transportation Commission GO	5.000%	4/1/26	13,500	17,024
Texas Transportation Commission GO	5.000%	4/1/27	6,135	7,956
Texas Transportation Commission GO	5.000%	4/1/33	20,300	25,529
Texas Transportation Commission GO	5.000%	4/1/34	15,000	18,789
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/20	14,910	17,461
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/21	3,500	4,214
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/25	16,250	21,159
2 Texas Transportation Commission Mobility Fund
GO PUT	0.820%	10/1/18	75,000	74,539
1 Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	20,000	20,605
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	23,405	24,113
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	5,000	5,151
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	11,355
Texas Transportation Commission Revenue	5.000%	4/1/20	5,000	5,764
Texas Transportation Commission Revenue	5.000%	4/1/21	17,500	20,784
Texas Transportation Commission Revenue	5.000%	4/1/22	13,490	16,402
Texas Transportation Commission Revenue	5.000%	10/1/24	35,000	44,751
Texas Transportation Commission Revenue	5.000%	10/1/25	25,355	32,989
2 Texas Transportation Commission Revenue
PUT	0.790%	4/1/17	12,000	11,991
3 Texas Transportation Commission Revenue
TOB VRDO	0.470%	8/5/16	9,100	9,100
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/29	4,000	4,778
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/30	10,375	12,349
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	36,155	42,849
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	15,000	17,995
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	40,730	48,140
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	53,165	62,626
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	9,485	11,143
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,131
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,371
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,571
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,281
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,173
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,885
Texas Water Development Board Revenue	5.000%	10/15/21	3,300	3,978
Texas Water Development Board Revenue	5.000%	10/15/31	8,000	10,086

Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,257
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	6,192
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	12,681
University of Houston Texas Revenue	4.750%	2/15/18 (Prere.)	6,430	6,842
University of Houston Texas Revenue	4.750%	2/15/28 (4)	2,185	2,306
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,941
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,817
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,463
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,446
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	24,000	27,039
University of Texas Permanent University Fund
Revenue	5.000%	7/1/25	8,095	10,523
University of Texas Permanent University Fund
Revenue	5.000%	7/1/26	6,250	8,055
University of Texas Permanent University Fund
Revenue	5.000%	7/1/28	7,265	9,263
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	4,585	4,689
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	9,785	10,023
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,148
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	4,000	4,802
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	6,000	7,817
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	4,000	5,276
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	6,610	6,758
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	11,880
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	5,036
University of Texas System Revenue Financing
System Revenue VRDO	0.410%	8/5/16	51,015	51,015
Williamson County TX GO	5.000%	2/15/23	6,000	7,262
				5,414,044
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/20	12,135	13,996
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,263
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,724
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,540
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	900
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	8,246
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,807
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	2,000	2,164
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/23	1,045	1,131
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,366
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,398
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,838

Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	5,059
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,450
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,827
Utah GO	4.500%	7/1/19	11,200	12,470
Utah GO	5.000%	7/1/19	19,000	21,430
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,699
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,790
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,789
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	11,103
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	8,187
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,509
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	12,549
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	12,730
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,599
Washington County UT School District GO	5.000%	3/1/21	6,150	7,303
				187,867
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	6/1/18 (Prere.)	8,000	8,636
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,991
				13,627
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,589
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,025	1,035
				5,624
Virginia (1.9%)
Arlington County VA GO	5.000%	8/15/19	1,000	1,132
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,878
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/21	3,860	4,675
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/22	6,000	7,443
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/23	5,315	6,741
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/24	5,365	6,945
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/25	3,285	4,323
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/26	2,005	2,678
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/22	7,945	9,766
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/24	5,195	6,638
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/33	2,000	2,459
1 Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,771

1 Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,644
1 Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	11,231
Fairfax County VA GO	4.000%	10/1/19	5,800	6,416
Fairfax County VA GO	5.000%	10/1/20	1,000	1,174
Fairfax County VA GO	5.000%	10/1/21	1,000	1,208
Fairfax County VA GO	5.000%	10/1/23	10,000	12,659
Fairfax County VA GO	5.000%	10/1/24	10,000	12,922
Fairfax County VA GO	4.000%	10/1/25	4,000	4,882
Fairfax County VA GO	5.000%	10/1/25	5,000	6,543
Fairfax County VA GO	4.000%	10/1/27	27,000	32,677
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.000%	5/15/25	2,000	2,227
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	13,053
Fairfax County VA Public Improvement GO	5.000%	4/1/18 (Prere.)	2,050	2,201
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	12,645
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	10,315	12,459
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,214
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,835
Fairfax County VA Public Improvement GO	5.000%	4/1/23	10,465	13,091
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	3,029
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,945
Hampton VA GO	5.000%	1/15/20	3,000	3,319
Henrico County VA GO	5.000%	7/15/21	4,900	5,887
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,175	4,145
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,976
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,962
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,680
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,658
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,879
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,738
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,251
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	2,143
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,870

Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,922
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,217
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	3,032
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	3,020
3 University of Virginia Revenue TOB VRDO	0.470%	8/5/16	4,300	4,300
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,955	6,213
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,347
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,335	5,566
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,665	5,910
Virginia Beach VA GO	4.000%	9/15/20	6,195	7,020
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,269
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,384
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,497
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,023
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	10,831
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	11,538
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	20,578
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	17,655	20,244
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	17,540	20,745
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,211
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	6,875
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	18,000	20,732
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/32	20,225	23,146

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	21,035	23,957
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	405	407
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	430	432
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	450	452
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	475	477
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	495	497
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	7,605	7,636
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,845	8,881
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,610	8,645
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,000	8,032
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,405	8,439
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	2,000	2,264
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	4,332
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	22,072
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/30	4,515	5,247
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	3,710	4,286
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/32	4,900	5,637
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,422
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,431
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	25,549

Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,208
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	6,152
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	6,166
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,445
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,560
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	16,288
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	14,976
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	6,402
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	35,716
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	37,289
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	10,000	11,984
Virginia GO	4.000%	6/1/19	14,380	15,760
Virginia GO	4.000%	6/1/20	14,530	16,336
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	11,943
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	7,815	8,170
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,290	9,360
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	11,000	12,420
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	8,715	10,146
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	7,660	8,918
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	9,165	10,979
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	8,055	9,649
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	11,540	13,698
Virginia Public School Authority Revenue	4.000%	8/1/18	4,815	5,141
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	9,006
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,820
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	13,570	15,657
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	5,000	5,769
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	11,000	13,077
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,506
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	9,596
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,367

Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	12,616
3 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.470%	8/5/16	9,490	9,490
Virginia Resources Authority Infrastructure
Revenue	5.000%	11/1/20	3,625	4,258
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/31	3,000	3,700
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/32	2,115	2,590
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/33	2,500	3,040
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/34	3,000	3,637
				1,002,562
Washington (3.0%)
3 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.390%	8/1/16	16,900	16,900
3 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.470%	8/5/16	8,280	8,280
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,500	28,682
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	23,212
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	3,250	3,974
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/23	3,500	4,370
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/24	1,250	1,591
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	3,250	4,058
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	6,000	7,407
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	10,000	12,303
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,000	1,245
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/32	5,000	6,131
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/24	1,615	2,056
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	12,500	16,183
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	5,385	6,972
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	13,000	15,412
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	19,000	23,773

Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/26	24,500	32,115
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	19,750	25,615
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/28	13,000	16,200
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/27	1,000	1,238
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/28	1,000	1,229
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/29	1,200	1,466
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/30	1,575	1,911
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/31	1,625	1,963
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	19,424
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	20,401
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	21,419
King County WA GO	5.000%	7/1/20	5,075	5,901
King County WA GO	4.750%	1/1/34	3,075	3,232
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,817
King County WA School District No. 414 GO	5.000%	12/1/19	4,815	5,496
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,604
King County WA School District No. 414 GO	5.000%	12/1/21	7,910	9,529
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,573
Pierce County WA School District No. 10
(Tacoma) GO	3.000%	6/1/17	2,000	2,042
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/17	3,000	3,178
Pierce County WA School District No. 10
(Tacoma) GO	4.000%	6/1/20	2,000	2,239
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/20	3,600	4,234
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,056
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,482
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,401
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,309
4 Port of Seattle WA Revenue	5.000%	2/1/25	1,605	2,030
Port of Seattle WA Revenue	5.000%	3/1/25	1,500	1,894
4 Port of Seattle WA Revenue	5.000%	2/1/26	2,500	3,206
Port of Seattle WA Revenue	5.000%	3/1/26	1,000	1,254
4 Port of Seattle WA Revenue	5.000%	2/1/27	3,000	3,815
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,247
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	10,299
Port of Seattle WA Revenue	5.000%	3/1/28	1,750	2,167
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,895
Port of Seattle WA Revenue	5.000%	3/1/29	2,000	2,463
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,446
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,832
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,528
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,540
Seattle WA GO	5.000%	6/1/21	16,395	19,551
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	9,104

Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	10,000	11,622
Seattle WA Water System Revenue	5.000%	5/1/19	12,000	13,422
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	15,981
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/29	3,700	4,550
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/30	3,000	3,672
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/31	3,650	4,455
Snohomish County WA School District No. 201
GO	5.250%	12/1/18 (Prere.)	5,500	6,090
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/27	10,000	10,287
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/28	17,670	18,997
University of Washington Revenue	5.000%	7/1/27	6,925	8,307
University of Washington Revenue	5.000%	4/1/28	10,195	11,929
University of Washington Revenue	5.000%	7/1/28	11,490	13,735
University of Washington Revenue	5.000%	7/1/29	7,500	8,928
University of Washington Revenue	5.000%	4/1/30	9,315	10,836
University of Washington Revenue	5.000%	7/1/30	10,495	12,609
University of Washington Revenue	5.000%	4/1/31	10,500	12,188
University of Washington Revenue	5.000%	4/1/32	11,375	13,176
University of Washington Revenue	5.000%	7/1/32	5,000	6,007
3 University of Washington Revenue TOB VRDO	0.490%	8/5/16 LOC	38,200	38,200
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/17	2,070	2,164
Washington (Motor Vehicle Fuel Tax) GO	5.000%	1/1/18	1,940	2,062
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	3,185	3,595
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,706
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,616
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,388
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,489
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	18,690
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	6,272
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,710	24,601
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,465
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,851
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/30	8,000	10,059
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	26,636
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/31	9,520	11,933
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	8,281
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	14,132
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,768
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,778
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,661
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,790
Washington GO	5.000%	7/1/17 (Prere.)	7,295	7,596
Washington GO	5.000%	7/1/17	32,460	33,811
1 Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,418

Washington GO	5.000%	2/1/19 (Prere.)	6,790	7,529
Washington GO	5.000%	7/1/19	6,940	7,804
Washington GO	5.000%	8/1/19 (Prere.)	4,845	5,468
Washington GO	0.000%	6/1/20 (14)	5,500	5,271
Washington GO	5.000%	7/1/20	2,705	2,816
Washington GO	5.000%	7/1/20	13,035	15,123
Washington GO	5.000%	8/1/20	4,730	5,503
Washington GO	5.000%	7/1/22	23,500	28,703
Washington GO	5.000%	7/1/22	9,845	12,025
Washington GO	5.000%	7/1/22	20,000	24,428
Washington GO	5.000%	7/1/23	10,000	12,147
Washington GO	5.000%	7/1/24	2,875	3,645
Washington GO	5.000%	7/1/24	5,000	6,067
Washington GO	5.000%	1/1/25	1,750	2,055
Washington GO	5.000%	7/1/25	50,585	63,957
Washington GO	5.000%	7/1/27	8,550	10,725
Washington GO	5.000%	8/1/27	7,495	9,520
Washington GO	5.000%	2/1/28	10,000	11,728
Washington GO	5.000%	8/1/28	20,210	25,542
Washington GO	5.000%	2/1/29	9,650	11,309
Washington GO	5.000%	2/1/30	8,545	10,484
Washington GO	5.000%	2/1/30	13,740	17,010
Washington GO	5.000%	7/1/30	20,730	26,066
Washington GO	5.000%	8/1/30	20,980	24,793
Washington GO	5.000%	6/1/31	5,250	6,175
Washington GO	5.000%	7/1/31	20,300	25,446
Washington GO	5.000%	8/1/31	13,860	17,153
Washington GO	5.000%	8/1/31	10,145	12,861
Washington GO	5.000%	2/1/32	6,170	7,311
Washington GO	5.000%	6/1/32	5,500	6,469
Washington GO	5.000%	8/1/32	29,775	36,370
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/27	2,675	3,213
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/28	2,160	2,575
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/29	1,755	2,084
3 Washington Health Care Facilities Authority
Revenue (Children's Hospital & Regional
Medical Center) TOB VRDO	0.460%	8/5/16	3,180	3,180
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,178
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,884
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	4,295
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,748
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,884
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	3,966
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	4,158

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	4,021
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,289
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,833
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,401
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,214
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	25,106
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,860
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,190
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/25	1,710	2,133
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,257
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	17,745	17,878
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,482
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	3,057
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,391
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/21	2,580	2,828
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/22	3,005	3,294
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/23	4,470	4,899
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/24	2,000	2,192
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.450%	8/5/16	15,570	15,570
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,928
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	3,223
Washington State University General Revenue	5.000%	10/1/28	3,070	3,659
Washington State University General Revenue	5.000%	10/1/29	3,070	3,642
Washington State University General Revenue	5.000%	10/1/30	3,140	3,721
Washington State University General Revenue	5.000%	10/1/31	3,170	3,746
				1,591,129
West Virginia (0.3%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19	1,395	1,563

West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/21	3,500	4,040
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/22	2,055	2,368
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/23	1,745	2,007
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	2,445	2,796
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,085	5,785
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,394
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,782
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,366
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,357
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	6,593
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,365
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,318
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,560	3,967
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,637
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/24	2,840	3,491
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/25	2,880	3,513
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/26	2,280	2,763
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/27	2,840	3,412
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/28	3,095	3,702
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18 (ETM)	1,920	2,074
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/19 (Prere.)	12,620	14,141
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/29	5,490	6,235

West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/30	5,500	6,190
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/31	3,250	3,631
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/32	8,700	9,679
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/34	9,500	10,483
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/35	4,500	4,945
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/18 (Prere.)	2,500	2,723
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/18 (Prere.)	5,810	6,328
West Virginia University Revenue	5.000%	10/1/17	1,500	1,577
West Virginia University Revenue	5.000%	10/1/30	3,000	3,521
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,710	3,370
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	4,229
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,512
				150,857
Wisconsin (1.1%)
Appleton WI Redevelopment Authority Revenue
VRDO	0.450%	8/5/16 LOC	14,100	14,100
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/30	1,890	2,311
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/31	2,000	2,436
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/32	2,000	2,429
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/33	1,500	1,817
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/34	1,500	1,810
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/35	1,500	1,803
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,793
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,198
Milwaukee WI GO	4.000%	3/15/19	8,490	9,221
Milwaukee WI GO	4.000%	3/15/20	9,930	11,070
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,343
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,029
Wisconsin GO	5.000%	11/1/17	4,500	4,754

Wisconsin GO	5.000%	5/1/18	3,800	4,096
Wisconsin GO	5.000%	5/1/18 (2)	4,050	4,366
Wisconsin GO	5.000%	5/1/18	15,255	16,445
Wisconsin GO	5.000%	5/1/18 (Prere.)	7,135	7,687
Wisconsin GO	5.000%	5/1/19	1,340	1,500
Wisconsin GO	5.000%	5/1/19	12,000	13,433
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,665
Wisconsin GO	5.000%	5/1/20	1,000	1,157
Wisconsin GO	5.000%	5/1/20	2,915	3,373
Wisconsin GO	5.000%	11/1/20	7,000	8,230
Wisconsin GO	5.000%	5/1/22	10,425	12,332
Wisconsin GO	5.000%	5/1/22	1,195	1,376
Wisconsin GO	5.000%	5/1/25	7,500	9,090
Wisconsin GO	5.000%	5/1/27	2,750	3,316
Wisconsin GO	5.000%	5/1/27	1,400	1,688
Wisconsin GO	6.000%	5/1/27	10,000	11,425
Wisconsin GO	5.000%	5/1/28	2,060	2,478
Wisconsin GO	5.000%	5/1/29	1,715	2,059
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,575
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,718
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	6,013
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,770
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/32	8,000	9,014
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	50,545	56,721
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	33,500	37,470
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/35	25,000	27,826
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	13,950	17,112
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	40,341
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,787
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,283
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,733

Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/28	12,110	14,943
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/29	12,000	14,764
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	848
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,219
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,778
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,969
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/34	7,000	8,710
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/35	6,340	7,844
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	14,539
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/30	2,000	2,396
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/31	1,650	1,970
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/33	1,250	1,483
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/34	1,250	1,479
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,653
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,798
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	3,680	4,619
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,625	5,697
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	8,521
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	5,241
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	9,331
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	7,088
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,772
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,500	4,163
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,125
Wisconsin Transportation Revenue	5.000%	7/1/18 (Prere.)	5,100	5,527

Wisconsin Transportation Revenue	5.000%	7/1/30	5,000	6,013
				554,683
Total Tax-Exempt Municipal Bonds (Cost $47,996,315)				51,285,508
			Shares

Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
5 Vanguard Municipal Cash Management Fund
(Cost $1,048,025)	0.414%		1,048,024,867	1,048,025

Total Investments (100.2%) (Cost $49,044,340)				52,333,533
Other Assets and Liabilities-Net (-0.2%)				(114,854)
Net Assets (100%)				52,218,679

1 Securities with a value of $14,055,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $644,198,000, representing 1.2% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2016.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).

Intermediate-Term Tax-Exempt Fund

(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

Intermediate-Term Tax-Exempt Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	51,285,508	—
Temporary Cash Investments	1,048,025	—	—
Futures Contracts—Assets[1]	3,594	—	—
Total	1,051,619	51,285,508	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2016	3,592	786,648	1,125
30-Year U.S. Treasury Bond	September 2016	1,051	183,334	732
5-Year U.S. Treasury Note	September 2016	962	117,379	2,026
				3,883

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2016, the cost of investment securities for tax purposes was $49,074,582,000. Net unrealized appreciation of investment securities for tax purposes was $3,258,951,000, consisting of unrealized gains of $3,270,790,000 on securities that had risen in value since their purchase and $11,839,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (1.2%)
Alabama GO	4.000%	11/1/29	5,950	7,007
Alabama GO	4.000%	11/1/30	6,195	7,164
Alabama GO	4.000%	11/1/31	6,445	7,405
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,945	12,750
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,859
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,960
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	10,003
Birmingham AL GO	0.000%	3/1/27	2,500	2,864
Birmingham AL GO	0.000%	3/1/37	2,500	2,776
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	9,015
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,535	3,020
Huntsville AL GO	5.000%	5/1/26	325	383
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	10,299
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,649
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,929
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,525	19,472
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,246
				127,801
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	6,620	8,287
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/28	3,995	4,923
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	7,004
				20,214
Arizona (1.2%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	4,417
Arizona COP	5.000%	3/1/18 (Prere.)	12,140	12,987
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	13,301
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	8,925	11,284
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	11,175	13,391
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,363
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	13,850
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	1,200	1,226

Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,214
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,250	8,359
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,627
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	7,369
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	11,138
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,419
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,208
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	590
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,684
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	978
				121,405
Arkansas (0.1%)
Springdale AR Public Facilities Board Hospital
Revenue (Arkansas Children's Northwest Inc.)	5.000%	3/1/40	5,265	6,396
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,635
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	3,446
				12,477
California (16.4%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	3,040
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	5,394
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	7,136
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	8,300	10,392
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	14,052
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	8,244
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,497
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,595
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	8,226
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	5,779
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	1,900	2,192
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	7,275	7,870
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,995	9,144
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	30	39

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	285	308
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	9,970	12,755
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,005	2,284
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	11,207
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/40	5,000	6,138
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	10/1/49	5,000	6,154
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,670
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	14,000	17,017
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,097
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,483
California GO	5.000%	9/1/16 (Prere.)	5,130	5,151
California GO	5.250%	9/1/24	12,500	15,171
California GO	5.250%	10/1/24	3,000	3,651
California GO	5.625%	4/1/26	21,900	24,688
California GO	5.000%	3/1/28	10,000	12,592
California GO	4.000%	9/1/28	7,000	8,408
California GO	5.000%	9/1/29	10,000	11,903
California GO	5.000%	10/1/29	5,000	6,319
California GO	5.000%	10/1/30	12,600	15,869
California GO	6.000%	3/1/33	4,000	4,720
California GO	6.500%	4/1/33	41,500	47,906
California GO	5.000%	8/1/34	5,000	6,203
California GO	5.000%	9/1/35	13,220	16,621
California GO	6.000%	11/1/35	10,000	11,627
California GO	5.000%	9/1/36	3,250	3,903
California GO	6.000%	4/1/38	10,340	11,740
California GO	6.000%	11/1/39	6,500	7,558
California GO	5.000%	9/1/41	5,000	5,876
California GO	5.000%	9/1/42	11,360	13,597
California GO	5.000%	2/1/43	5,500	6,580
California GO	5.000%	4/1/43	1,000	1,201
California GO	5.000%	11/1/43	5,000	6,087
California GO	5.000%	12/1/43	8,250	10,064
California GO	5.000%	8/1/45	7,280	8,950
California GO	5.000%	9/1/45	5,000	6,245
California GO VRDO	0.440%	8/5/16 LOC	1,700	1,700
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,262
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,416
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,153
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,402

California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,097
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,186
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,946
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/41	8,000	10,098
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	16,444
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,598
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,825
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	11,449
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,752
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	4,205	5,072
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,667
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	9,059
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	17,205
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,933
California State University Systemwide Revenue	5.000%	5/1/17 (Prere.)	3,810	3,940
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	8,600	9,687
California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,785
California State University Systemwide Revenue	5.000%	11/1/32 (4)	6,190	6,391
California State University Systemwide Revenue	5.000%	11/1/41	15,950	19,835
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,925
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/28	5,575	7,055
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	6,200	7,375
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	28,302
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/41	10,000	11,499
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	16,234
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,507
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/18 (Prere.)	4,000	4,371
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	4,175	5,090

Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	6,350
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31 (4)	1,050	1,258
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/33 (4)	3,130	3,721
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/34 (4)	1,100	1,300
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/35 (4)	865	1,017
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,338
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	2,840	3,329
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,638
Coast CA Community College District GO	4.000%	8/1/32	7,205	8,291
Contra Costa CA Community College District
GO	4.000%	8/1/29	5,725	6,391
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	8,097
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	2,039
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,775
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	0.440%	8/5/16	3,000	3,000
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,858
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,783
Escondido CA GO	5.000%	9/1/32	3,855	4,819
Foothill-De Anza CA Community College District
GO	5.000%	8/1/36	1,645	2,023
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	11,959
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	3,000	3,573
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	19,250	23,299
Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	15,770	16,457
1 Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	6,286
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	2,092
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	2,045
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,735
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,745
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	4,008
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,828
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	5,353
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,842
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,600	7,185
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,597
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	11,457
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,505
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,392
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,555	1,936
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	3,094

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	11,770	14,568
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,440
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	2,500	3,095
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	10,644
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,932
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	4,152
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	5,200	6,413
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	27,240	28,374
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,435	7,745
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,980	7,271
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,803
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,186
Los Angeles CA Unified School District GO	4.000%	7/1/33	6,000	6,865
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,829
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	7,033
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	1,500	1,924
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	2,000	2,566
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	4,935	5,616
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,657
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,530
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,700	2,151
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	5,155
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	6,051
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	2,790	3,344
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/29	4,140	5,165
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/30	4,685	5,816
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/31	7,180	8,867
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/32	6,465	7,960
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	4,385	4,997
Marin CA Healthcare District GO	4.000%	8/1/40	7,825	8,700
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,645
Metropolitan Water District of Southern
California Revenue	4.000%	7/1/45	3,400	3,846
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,196
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	14,430	16,868
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,206
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,427

Oakland CA GO	5.000%	1/15/28	1,230	1,553
Oakland CA GO	5.000%	1/15/35	4,025	4,893
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,500	1,863
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,234
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27 (14)	1,500	1,920
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	2,317
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	12,271
Poway CA Unified School District GO	0.000%	8/1/46	9,600	3,350
Poway CA Unified School District GO	0.000%	8/1/51	20,000	5,813
Riverside CA Community College District GO	5.000%	8/1/29	5,820	7,373
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,985
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	9,420	11,776
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	8,330	10,321
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	10,000	12,362
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,576
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,191
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	5,750	7,047
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,679
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	3,250	4,309
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	3,250	3,685
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,657
Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,515
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,549
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	11,530
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	11,496
San Bernardino CA Community College District
GO	5.000%	8/1/48	3,750	4,573
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,235
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,987
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/37	4,740	5,907
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/38	3,000	3,739
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,549
San Diego CA Unified School District GO	4.000%	7/1/31	13,000	15,214
San Diego CA Unified School District GO	4.000%	7/1/35	1,435	1,620
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	7,220
San Diego CA Unified School District GO	4.000%	7/1/45	24,000	26,539
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	6,360
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,752
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	2,098
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/37	1,125	1,366
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,637

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,376
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	11,435
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	7,660	9,623
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,255	6,279
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	8,585	10,543
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	7,323
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,019
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	5,140	5,926
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	7,216
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/18 (Prere.)	5,000	5,435
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,409
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,409
San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,992
San Ramon Valley CA Unified School District
GO	4.000%	8/1/31	1,855	2,138
San Ramon Valley CA Unified School District
GO	4.000%	8/1/33	2,200	2,510
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/41	1,750	2,188
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/46	2,000	2,492
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,633
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,778
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	3,080
Southwestern California Community College
District GO	5.000%	8/1/44	7,800	9,533
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	16,100	16,837
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,526
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,903
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	1,610	1,704
University of California Revenue	4.000%	5/15/35	5,000	5,622
University of California Revenue	5.250%	5/15/37	3,000	3,725
University of California Revenue	5.000%	5/15/38	20,000	24,089
University of California Revenue	5.250%	5/15/38	10,000	12,408
University of California Revenue	5.000%	5/15/41	2,800	3,490
University of California Revenue	5.000%	5/15/44	4,000	4,811
University of California Revenue	5.000%	5/15/46	4,000	4,978
Ventura County CA Community College District
GO	5.500%	8/1/18 (Prere.)	12,000	13,188
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	13,908

Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/31	5,110	6,527
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	10,075
Walnut Valley CA Unified School District GO	4.000%	8/1/29	1,000	1,177
Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,333
Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,324
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	6,390
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	8,000	9,632
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	4,250	5,117
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	8,200	9,606
				1,693,823
Colorado (1.3%)
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/30	1,000	1,151
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/31	1,515	1,733
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,517
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,609
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,622
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,721
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	9,384
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	10,181
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	12,430
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	17,790
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	7,823
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	11,044
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/31	4,470	5,177
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,803
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	17,107
University of Colorado COP	4.000%	11/1/30	12,675	14,297
University of Colorado Enterprise System
Revenue	5.750%	6/1/19 (Prere.)	1,000	1,143
University of Colorado Enterprise System
Revenue	5.000%	6/1/37	975	1,148
				136,680
Connecticut (0.8%)
Connecticut GO	5.000%	4/15/25	10,000	11,823
Connecticut GO	5.000%	4/15/26	5,000	5,895

Connecticut GO	5.000%	10/15/26	4,140	4,931
Connecticut GO	5.000%	11/1/26	3,000	3,559
Connecticut GO	5.000%	10/15/31	1,850	2,194
Connecticut GO	5.000%	6/15/32	8,905	10,678
Connecticut GO	5.000%	6/15/33	6,255	7,470
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32	3,980	4,304
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,680	2,881
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	7,500	9,136
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/33	7,000	8,561
Hartford CT GO	5.000%	4/1/24	1,215	1,437
Hartford CT GO	5.000%	4/1/27	1,650	1,905
Hartford CT GO	5.000%	4/1/28	3,565	4,086
				78,860
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,409
University of Delaware Revenue	5.000%	11/1/33	1,000	1,207
				3,616
Dist Of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/41	6,800	8,408
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,409
				16,817
District of Columbia (1.0%)
District of Columbia GO	5.000%	6/1/26	7,395	9,485
District of Columbia GO	5.000%	6/1/27	3,000	3,886
District of Columbia GO	5.000%	6/1/27	2,000	2,540
District of Columbia GO	5.000%	6/1/28	2,750	3,474
District of Columbia GO	5.000%	6/1/31	10,000	12,371
District of Columbia GO	5.000%	6/1/38	10,000	12,134
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/33	9,235	11,327
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,425
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/29	3,560	4,435
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/30	3,025	3,741
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/18 (Prere.)	13,000	14,365
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	5,750	7,134
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	11,906
				102,223
Florida (7.2%)
Alachua County FL Health Facilities Authority
Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,887
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	6.250%	12/1/16 (14)	1,955	1,989

Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	10,075	11,754
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	8,174
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,700
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	16,574
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,296
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	17,500	20,196
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,637
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,378
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	13,658
Florida Board of Education Lottery Revenue	5.000%	7/1/27	16,780	21,657
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	15,995	18,268
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	3,000	3,435
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	2,937
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	7,000	7,629
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	8,914
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	9,379
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,230
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	5,165	5,654
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,347
Florida Municipal Power Agency Revenue	5.000%	10/1/31	910	983
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,307
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/18 (Prere.)	3,000	3,263
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	248
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,707
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	7,085	7,343
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,750	14,821
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	5,415	5,892
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,841
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,717
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	4,090

Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,597
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,936
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,000	5,471
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,410
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	2,500	2,931
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	12,480	12,802
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	15,035
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,974
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,821
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,992
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,214
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,000	1,230
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,247
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,210
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,484
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,481
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,437
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,312
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	16,355
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,906
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	6,004
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	10,135
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	1,999
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/41	20,480	25,156
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	10,862
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	5,000	5,406
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	8,165	8,828
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	10,000	10,811
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	5,850	6,325
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	6,288
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	6,026
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	11,906

Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,932
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	8,240
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,000	7,363
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,584
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	628
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,825
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,205
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	475	480
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	7,057
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	5,000	5,221
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	8,500	8,563
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17 (Prere.)	5,340	5,559
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,278
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (4)	5,000	5,695
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,140
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	1,500	1,800
Orlando FL Utility Commission Utility System
Revenue	5.250%	4/1/19 (Prere.)	2,500	2,803
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	4,055
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	3,948
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,773
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,980
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,275
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	8,000	8,617
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	1,700	1,831
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	2,000	2,090
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	7,135	7,457
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	25,000	27,648
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,016
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	10,000	10,906
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,168
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	10,000	11,141

Sarasota County FL School Board COP	5.375%	7/1/19 (Prere.)	3,000	3,406
Sarasota County FL School Board COP	5.500%	7/1/19 (Prere.)	2,775	3,160
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	4,400	4,434
South Florida Water Management District COP	5.000%	10/1/16 (Prere.)	10,000	10,079
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,228
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,226
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,768
St. Johns County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	245	248
St. Johns County FL Ponte Vedra Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,663
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,372
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,143
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.250%	7/1/44	3,000	3,500
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	9,945	10,509
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,435
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,620
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	6,860	7,947
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	7,000	7,660
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,198
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	2,019
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,307
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,669
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,750	2,171
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,525	1,892
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,600	1,985
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	13,185
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	13,579
				744,177
Georgia (2.2%)
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	3,060
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,851
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,210
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,837
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	7,016
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	3,085
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,767

Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	6,118
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,181
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	14,147
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,573
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.500%	8/15/54	10,000	12,399
Georgia GO	5.000%	2/1/27	10,000	13,124
Georgia GO	5.000%	7/1/29	2,000	2,349
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,315	5,123
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	8,172
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	6,009
Henry County GA School District GO	4.000%	8/1/29	5,000	5,962
Henry County GA School District GO	4.000%	8/1/30	5,000	5,923
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,978
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,751
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	310	317
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	11,862
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	18,847
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	3,640	3,901
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	14,968
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/37	20,785	25,863
Municipal Electric Authority Georgia Revenue	5.500%	7/1/18 (Prere.)	5,180	5,667
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,985
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	6,079
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,516
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,693
				224,333
Hawaii (1.0%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	5,273
Hawaii GO	4.000%	10/1/27	3,705	4,397
Hawaii GO	4.000%	4/1/30	7,500	8,727
Hawaii GO	4.000%	4/1/31	7,500	8,670
Hawaii GO	4.000%	10/1/33	3,750	4,271
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,740
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,767
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	8,973
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	8,973
Honolulu HI City & County GO	5.000%	10/1/32	6,840	8,584

Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,371
Honolulu HI City & County GO	5.250%	8/1/34	3,025	3,581
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	9,610	11,173
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/36	5,000	5,920
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	10,000	12,176
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,890
				107,486
Idaho (0.1%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,778
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,204
				13,982
Illinois (7.1%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	6,017
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,730
Chicago IL Board of Education GO	5.000%	12/1/41	6,920	6,361
Chicago IL Board of Education GO	5.250%	12/1/41	3,000	2,808
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	14,226
Chicago IL Board of Education GO	7.000%	12/1/44	5,000	5,294
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,069
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,011
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,070
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,515
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,323
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,859
Chicago IL GO	5.000%	1/1/34	8,000	8,189
Chicago IL GO	5.000%	1/1/38	2,000	2,031
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,705
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	9,096
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,325
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	17,965
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	18,599
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	26,870	32,579
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	5,615	6,741
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	3,000	3,651
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/43	9,000	10,761
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,352
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	32,108
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,575
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,213
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	7,132
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,692
2 Chicago IL Water Revenue TOB VRDO	0.690%	8/5/16	6,470	6,470
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,601
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,839
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,125
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,799
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	16,580	18,935
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,750	8,956

Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,782
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	17,895	20,637
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	6,006
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,806
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,471
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	16,812
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,765
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	2,500	2,738
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	9,730	10,610
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,173
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,276
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	12,250	14,346
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	3,000	3,272
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	17,624
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,360	7,396
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,787
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	5,000	5,899
3 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/41	4,000	4,010
3 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,279
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,317
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	5,000	6,021
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	18,998
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,120	5,731
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,465
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/18 (Prere.)	10,000	10,937
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/18 (Prere.)	7,750	8,513
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	927
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/33	10,000	11,927
Illinois GO	5.000%	3/1/21	4,000	4,425

Illinois GO	5.000%	8/1/21	7,000	7,793
Illinois GO	5.000%	8/1/24	9,000	10,000
Illinois GO	5.000%	2/1/25	1,630	1,844
Illinois GO	5.500%	7/1/25	2,800	3,214
Illinois GO	5.000%	8/1/25	5,110	5,641
Illinois GO	5.000%	1/1/28	9,125	10,341
Illinois GO	5.250%	2/1/32	8,075	8,973
Illinois GO	5.250%	2/1/33 (4)	5,200	5,944
Illinois GO	5.500%	7/1/33 (4)	3,350	3,881
Illinois GO	5.250%	2/1/34 (4)	3,125	3,572
Illinois GO	5.000%	5/1/34	2,000	2,179
Illinois GO	5.500%	7/1/38	7,500	8,356
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	13,190	14,999
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,113
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	20,000	21,398
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,929
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,825
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	11,590
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	18,514
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,586
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,408
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (14)	10,000	3,333
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,841
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,107
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,309
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	1,000	1,174
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,987
Springfield IL Water Revenue	5.000%	3/1/37	8,000	9,386
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,516
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	121
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	9,382
				734,928
Indiana (1.7%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,819
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,374
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/41	12,815	15,284

Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	11,945
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	7,285
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/30	1,100	1,260
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/39	2,770	3,104
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/32	6,130	7,644
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	12,610	15,655
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	8,760	10,819
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/35	2,500	3,072
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	8,258
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	8,366
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/41	11,335	13,707
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/46	7,140	8,599
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,219
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,940
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	10,401
Northern Indiana Commuter Transportation
District Revenue	5.000%	7/1/32	1,000	1,228
Purdue University Indiana University COP	5.000%	7/1/27	5,305	6,895
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/32	6,945	8,583
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/33	5,575	6,865
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/34	4,810	5,902
				178,224
Iowa (0.4%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	11,675	12,141
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,181
2 Iowa Special Obligation Revenue (Ijobs
Program) TOB VRDO	0.520%	8/5/16	8,500	8,500
				36,822
Kansas (0.5%)
Kansas Development Finance Authority
Revenue	5.000%	5/1/29	2,275	2,769
Kansas Development Finance Authority
Revenue	5.000%	5/1/30	4,230	5,138

Kansas Development Finance Authority
Revenue	5.000%	5/1/31	4,975	6,040
Kansas Development Finance Authority
Revenue	5.000%	5/1/32	5,225	6,321
Kansas Development Finance Authority
Revenue	5.000%	5/1/33	1,610	1,943
Kansas Development Finance Authority
Revenue	5.000%	5/1/34	1,590	1,915
Kansas Development Finance Authority
Revenue	5.000%	4/1/35	16,585	19,440
Kansas Development Finance Authority
Revenue	5.000%	5/1/35	1,665	1,998
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/44	2,750	3,288
				48,852
Kentucky (0.6%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,417
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,853
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/34	2,000	1,818
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/43	10,000	8,915
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	10,100	12,040
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	5,000	6,053
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,000	15,930
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	4,500	5,092
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,600	1,833
				63,951
Louisiana (0.6%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/33	5,405	6,578
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/34	5,290	6,415
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,944
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,250	1,521
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	5,018

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	6,216
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	16,511
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,759
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,556
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,227
Louisiana State University Revenue	5.000%	7/1/25	505	615
New Orleans LA GO	0.000%	9/1/16 (2)	5,885	5,878
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,450
				66,688
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,668
Maine Health & Higher Educational Facilities
Authority Revenue (Stephens Memorial
Hospital Association)	5.000%	7/1/39	5,100	5,935
				10,603
Maryland (1.5%)
Baltimore County MD GO	5.000%	2/1/26	2,800	3,380
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/30	5,000	6,268
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,965
Maryland Department of Transportation
Revenue	4.000%	12/15/28	10,000	11,642
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,543
Maryland GO	5.000%	3/1/26	17,910	22,246
Maryland GO	4.000%	3/1/27	5,000	5,801
Maryland GO	4.000%	6/1/29	25,000	29,210
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	11,599
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/40	6,500	7,661
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	8,910	10,754
Montgomery County MD GO	4.000%	12/1/30	1,000	1,155
Montgomery County MD GO	4.000%	12/1/34	15,000	17,071
Prince Georges County MD GO	4.000%	7/1/27	8,655	10,413
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/34	7,315	8,315
				156,023
Massachusetts (2.2%)
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	6,070	7,136
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	2,680	2,775

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	725	789
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	1,775	1,928
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/33	2,390	2,712
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.540%	8/5/16	10,277	10,277
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	7,420
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,848
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	9,091
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	9,083
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,680
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,858
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	11,461
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	8,139
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,947
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/34	2,390	3,008
Massachusetts GO	5.000%	8/1/36	9,855	11,652
Massachusetts GO	4.000%	6/1/43	1,000	1,080
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.380%	8/1/16 LOC	1,800	1,800
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	977
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	7,300	7,859
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	15,000	16,698
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.360%	8/1/16	1,100	1,100
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	12,292
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	10,077
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,607
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	9,595
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	755	789
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	8,355	9,094
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	5,000	5,832

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	216
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,584
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	11,245	11,739
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	820	965
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	5,312
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	10,795	12,924
				221,344
Michigan (2.3%)
Detroit MI GO	5.000%	4/1/17 (12)	491	502
Detroit MI GO	5.000%	4/1/17 (12)	2,679	2,735
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,146
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,842
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	17,330	20,026
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,805	12,100
Michigan Building Authority Revenue	5.000%	4/15/29	2,925	3,648
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,661
Michigan Building Authority Revenue	5.000%	4/15/31	12,000	14,765
Michigan Building Authority Revenue	5.000%	4/15/38	2,000	2,416
Michigan Building Authority Revenue	5.000%	10/15/45	3,900	4,662
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,395
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	15,344
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	500	610
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,685
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,000	1,206
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	5,000	5,862
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,600
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	7,500	8,734
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,365
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	3,670	4,135
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,000	4,795
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/38	13,500	15,962
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/39	6,000	7,043
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,835

Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,794
Michigan GO	5.250%	9/15/17 (Prere.)	14,000	14,741
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	5,708
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	10,361
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/48	2,300	2,587
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/17 (Prere.)	8,870	9,330
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	1,130	1,188
Michigan State University Revenue	5.000%	8/15/26	1,165	1,441
Michigan State University Revenue	5.000%	8/15/27	1,000	1,232
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,587
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	8,000	9,265
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/39	8,245	9,587
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,889
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,616
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,650
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,637
				236,687
Minnesota (0.7%)
3 Duluth MN Independent School District No. 709
COP	5.000%	2/1/26	2,000	2,533
3 Duluth MN Independent School District No. 709
COP	4.000%	2/1/27	1,200	1,396
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,841
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/29	11,120	12,369
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/30	11,505	12,725
Minnesota COP	5.000%	6/1/31	3,730	4,568
Minnesota GO	5.000%	10/1/16 (ETM)	25	25
Minnesota GO	5.000%	8/1/34	18,000	22,718
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,394
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,772
University of Minnesota Revenue	5.000%	4/1/36	1,800	2,258
				76,599
Mississippi (0.5%)
Jackson MS Public School District GO	5.000%	4/1/28	1,645	2,062
Mississippi Business Finance Corp. Mississippi
Gulf Opportunity Zone (Chevron USA Inc.
Project) VRDO	0.400%	8/1/16	8,800	8,800
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/38	2,500	3,056

S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/43	14,490	16,773

Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,062
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,335
				47,088
Missouri (1.1%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,486
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,791
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/33	5,000	5,676
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	6,358
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	12,199
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/29	2,755	3,346
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/30	6,905	8,357
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	6,750	7,977
Kansas City MO Special Obligation Revenue
(Kansas City Downtown Redevelopment
District)	5.000%	9/1/39	3,150	3,690
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	2,800	3,112
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	700	767
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	17,549
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,582
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	10,000	12,707
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	4,268
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,516
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	12,272
				116,653
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	3,575	3,862

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,785
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/45	2,500	2,941

Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,346
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,341
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/18 (Prere.)	5,000	5,371
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,842
				25,626
Nevada (0.8%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,247
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	12,095
Las Vegas NV GO	4.000%	9/1/32	8,860	10,043
Las Vegas NV GO	4.000%	9/1/33	9,220	10,401
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,269
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,966
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,407
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,258
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,800	3,507
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	6/1/18 (Prere.)	10,255	11,082
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	6/1/18 (Prere.)	5,000	5,403
				79,678
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,755
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,566
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	9,035
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	8,000	9,768
				23,124
New Jersey (3.1%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	6,012
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	11,135
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,367
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	12,143
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	11,319
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	22,249
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,614
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/29	7,335	8,171

New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/27	5,755	7,211
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/29	2,670	3,312
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,254
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,530	1,618
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	165	171
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	12,000	13,381
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/29	1,925	2,124
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/32	3,000	3,417
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,998
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,300	8,285
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	10,000	10,967
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	30,000	34,955
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	5,180	5,970
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	5,668
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,904
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	11,242
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,229
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	9,713
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	7,400	8,343
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	17,000	9,386
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,694
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	34,500	35,183
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,591
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,847
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,284
				314,757
New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	7,158
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	15,025	17,444

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/44	10,100	12,134
				36,736
New York (15.6%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,907
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,846
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	8,129
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,730	33,970
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	3,000	3,440
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	2,000	2,383
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	14,000	16,661
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,372
New York City NY GO	5.000%	8/1/17 (Prere.)	780	814
New York City NY GO	5.125%	12/1/17 (Prere.)	7,750	8,213
New York City NY GO	5.000%	8/1/23	9,550	11,619
New York City NY GO	5.125%	12/1/23	5,125	5,438
New York City NY GO	5.000%	8/1/24	4,665	5,668
New York City NY GO	5.000%	8/1/24	4,220	4,408
New York City NY GO	5.000%	8/1/24	10,195	12,644
New York City NY GO	5.000%	8/1/25	5,000	5,614
New York City NY GO	5.000%	8/1/25	9,160	11,283
New York City NY GO	5.000%	8/1/25	5,000	6,159
New York City NY GO	5.000%	8/1/26	2,765	3,350
New York City NY GO	5.000%	8/1/26	8,065	10,417
New York City NY GO	5.000%	8/1/27	7,000	7,851
New York City NY GO	5.000%	8/1/31	5,000	5,919
New York City NY GO	5.000%	3/1/32	5,000	6,035
New York City NY GO	5.000%	8/1/32	5,000	5,909
New York City NY GO	5.000%	10/1/32	5,260	6,317
New York City NY GO	5.000%	8/1/35	1,500	1,768
New York City NY GO VRDO	0.350%	8/1/16	2,300	2,300
New York City NY GO VRDO	0.390%	8/1/16	4,000	4,000
New York City NY GO VRDO	0.400%	8/1/16	1,200	1,200
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,738
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	7,945
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	4,135
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	8,282

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,426
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,501
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,762
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	16,236
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,473
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,187
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,946
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	5,084
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,410
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	6,072
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	24,421
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,667
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,841
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,784
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,910
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	16,071
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,179
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	7,416
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	6,092
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	10,800	10,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	11,700	11,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.390%	8/1/16	7,300	7,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	2,750	2,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	6,475	6,475
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	12,758
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,000	6,007

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	18,750
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	960
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,859
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	11,976
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	3,253
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	8,000	9,755
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	7,795	8,055
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	870	973
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	15,000	18,340
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	6,239
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	3,985	4,113
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/31	10,000	11,572
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,000	12,353
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	3,008
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,950
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	6,130	6,839
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	7,000	8,706
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	8,940	10,390
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	12,175
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	10,000	11,344
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	9,000	10,957
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	7,135	8,782
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	18,419
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	23,000	27,812
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,500	5,319
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.470%	8/1/16	6,710	6,710
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.350%	8/1/16	8,600	8,600
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.380%	8/1/16	5,435	5,435

New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	5,130	6,202
2 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	7,950	8,416
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,531
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	14,342
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,669
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,810
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	22,382
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	6,035
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,748
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,000	7,411
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	6,000	7,374
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	11,935	14,580
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/31	10,000	12,812
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	4,500	5,431
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,400	6,489
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	11,105	13,716
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,941
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,550	10,160
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	8,735
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	7,000	8,410
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	4,625	5,664
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,790
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,260
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	6,008
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,605
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	12,464
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,389
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	15,143
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,220	23,724
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,792
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,536

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	12,020
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,564
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,000	12,011
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	6,000	7,173
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	9,954
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/27	6,185	8,087
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,981
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,300	2,753
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,085
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	610	744
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,650	6,823
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	4,750	5,262
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,300	31,968
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,120	10,909
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	12,001
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	25,808
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,677
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,500	9,078
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	20,000	24,150
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	25,000	29,459
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,679
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,413
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,000	6,015
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	7,283

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	4,129
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	21,750	27,174
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,903
New York State GO	5.000%	2/1/30	3,385	3,854
New York State GO	5.000%	2/15/30	4,000	4,712
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	12,481
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	5,000	5,470
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,972
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,479
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	9,240
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,438
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	8,257
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,409
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	15,000	19,283
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	6,000	7,649
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	12,109
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	13,502
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	7,132
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	12,067
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	5,118
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	2,000	2,529
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	3,905	4,838
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/36	3,425	3,911
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/38	4,180	4,755
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,763
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	10,000	11,520
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	7,579
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	6,710	8,648

Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	13,488
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	5,000	6,465
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	10,000	12,968
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	14,480	18,415
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	7,500	8,549
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	19,000	23,668
				1,604,603
North Carolina (1.0%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/27	2,860	3,609
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/28	1,500	1,882
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/28	1,000	1,270
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/30	1,000	1,256
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/32	1,825	2,268
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/27	2,600	3,393
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,555
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,306
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,760
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	6,000	7,305
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18 (Prere.)	5,010	5,325
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	5,000	5,524
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,351
North Carolina GAN	5.000%	3/1/28	20,000	24,672
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	576
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,431
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	11,132
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/31	12,000	15,007
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/30	1,610	1,904
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/31	1,500	1,765
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/32	2,000	2,342
				106,633

Ohio (1.1%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,579
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,494
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,778
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,000	4,962
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,499
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,778
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,502
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,655
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/33	3,510	4,157
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/34	3,690	4,353
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,857
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	6,000	7,113
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	6,151
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,942
Middletown OH City School District GO	5.000%	6/1/17 (Prere.)	4,715	4,893
Ohio GO	5.000%	2/1/29	3,000	3,561
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.380%	8/1/16	8,900	8,900
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	11,102
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	8,733
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	8,375
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/18 (Prere.)	3,500	3,778
				117,162
Oklahoma (0.0%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	904

Oregon (0.5%)
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	6,755	7,543
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,702
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	4,345	5,477
Oregon GO	5.000%	5/1/27	3,110	4,076
Oregon GO	5.000%	6/1/27	1,990	2,611
Oregon GO	5.000%	5/1/28	2,770	3,608
Oregon GO	5.000%	6/1/28	2,090	2,726

Oregon GO	5.000%	5/1/29	2,000	2,590
Oregon GO	5.000%	6/1/29	2,195	2,847
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,348
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,588
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	10,860	10,900
				52,016
Pennsylvania (4.7%)
Allegheny County PA GO	5.000%	11/1/28	5,000	6,332
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,576
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,510
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	4,920	5,003
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/31	800	983
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/32	920	1,127
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/33	2,625	3,206
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/34	2,000	2,439
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/35	2,160	2,622
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,949
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,095	3,977
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,730
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,544
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,804
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	6,140	7,019
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	5,015	5,757
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	2,500	2,747
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	3,500	3,845
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	1,545	1,554
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	16,832
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,567

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,946
Pennsylvania GO	4.000%	8/15/28 (4)	15,000	17,042
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,467
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,161
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,878
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,333
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,676
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,535
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,763
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,759
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	2,000	2,357
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	18,000	21,528
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/32	2,750	3,154
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/33	1,555	1,773
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	8,000	9,610
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	5,091
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	15,000	15,204
Pennsylvania State University Revenue	5.000%	9/1/27	830	1,071
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,260
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,781
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/28	9,015	11,183
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/31	7,255	8,980
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,167
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,827
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	4,000	4,341
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	5,000	5,449
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	3,135	3,459
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,085	1,216
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,915	5,510
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	2,000	2,284

Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	7,444
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	13,973
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,750	2,139
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	9,279
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,750	4,564
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	15,989
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,400	1,592
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	11,223
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	3,177
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,388
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	15,990	17,887
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	6,027
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,606
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	19,243
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	14,163
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,197
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/45	6,035	7,158
Philadelphia PA GO	5.000%	8/1/29	5,735	6,929
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	3,000	3,069
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,109
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,367
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	111
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/38	6,880	7,312
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	15,000	17,715
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,673
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/31	3,000	3,578
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	4,210	4,933
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,980
				479,777
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	5,219

Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,829
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	3,001
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.440%	8/5/16	4,425	4,425
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	2,575	2,754

Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	1,665	1,781
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	860	898
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/35	10,000	11,229
				32,917
South Carolina (1.7%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,718
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,580	10,744
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	7,000	7,108
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	12,453
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/29	2,500	3,113
Florence County SC Hospital Revenue (McLeod
Regional Medical Center Project)	5.000%	11/1/37	4,200	4,726
Greenville County SC School District GO	5.000%	12/1/27	6,700	6,800
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,920
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/30	1,500	1,825
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.400%	8/5/16 LOC	9,300	9,300
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	6,000	6,664
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	795	888
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	9,205	10,283
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	20,000	24,591
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,000	11,784
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	1,500	1,776
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	5,935	6,921
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	10,000	12,042
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	10,500	12,697
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	7,500	8,847
University of South Carolina Higher Education
Revenue	5.250%	6/1/18 (Prere.)	5,610	6,088
				176,288

South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/35	3,000	3,586
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	11,541
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,186
				16,313
Tennessee (1.1%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	14,005	16,080
Clarksville TN Public Building Authority Revenue
(Morristown) VRDO	0.400%	8/1/16 LOC	4,680	4,680
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/27	5,000	6,511
Shelby County TN GO	5.000%	4/1/27	2,855	3,796
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	3/1/18 (Prere.)	350	375
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.400%	8/1/16 (4)	7,960	7,960
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	600	655
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	360	406
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	740	850
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	990	1,188
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	9,645	11,506
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,710	4,517
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,175	7,636
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,731
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,950	24,741
Tennessee GO	5.000%	9/1/28	5,750	7,299
Tennessee GO	5.000%	9/1/29	2,500	3,161
Tennessee GO	5.000%	8/1/30	1,345	1,718
Tennessee GO	5.000%	9/1/34	700	872
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,170	1,256
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	2,855	3,046
Washington County TN GO	4.000%	6/1/29	3,260	3,824
				114,808
Texas (9.8%)
Allen TX Independent School District GO	5.000%	2/15/38	11,965	14,835
Allen TX Independent School District GO	5.000%	2/15/39	12,600	15,586
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,299
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,872

Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/29	3,270	4,028
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,693
Austin TX GO	5.000%	9/1/32	1,300	1,612
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,829
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	6,107
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,586
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/27	2,500	3,243
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,260	5,154
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,000	1,231
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/21 (Prere.)	2,000	2,506
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	12,399
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,506
Crowley TX Independent School District GO	5.000%	8/1/37	6,695	8,219
Crowley TX Independent School District GO	5.000%	8/1/38	7,030	8,624
Crowley TX Independent School District GO	5.000%	8/1/39	5,250	6,435
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,104
1 Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	1,760	1,949
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,810	10,741
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	2,585	3,139
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,448
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,349
Dallas TX GO	5.000%	2/15/25	10,000	12,507
Dallas TX GO	5.000%	2/15/29	2,335	2,911
Dallas TX GO	5.000%	2/15/30	3,585	4,448
Dallas TX GO	5.000%	2/15/31	2,485	3,074
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,800	7,098
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,923
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	6,410	7,589
Denton TX Independent School District GO	5.000%	8/15/45	12,000	14,621
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	2,365	2,369
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	2,635	2,640
El Paso TX GO	5.000%	8/15/27	3,625	4,600
Fort Bend County TX GO	5.000%	3/1/27	4,255	5,415
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/23	1,000	1,218
Friendswood TX Independent School District
GO	4.000%	2/15/32	3,630	4,163
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/35	21,495	19,631

Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/36	8,475	7,705
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	14,354
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,000	9,365
Harris County TX GO	5.000%	10/1/26	3,000	3,870
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,736
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.380%	8/1/16	5,400	5,400
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,237
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,437
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,648
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,757
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,328
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	2,000	2,179
Hays County TX GO	4.000%	2/15/31	2,265	2,583
Hays County TX GO	4.000%	2/15/32	3,820	4,332
Highland Park TX Independent School District
GO	5.000%	2/15/27	7,680	9,668
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,519
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,444
Houston TX Community College System GO	5.000%	2/15/36	10,000	11,343
Houston TX GO	5.000%	3/1/25	3,335	4,156
Houston TX GO	5.000%	3/1/27	20,000	25,292
Houston TX GO	5.000%	3/1/30	5,395	6,339
Houston TX Utility System Revenue	5.000%	5/15/28	3,000	3,708
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	20,080
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,866
Houston TX Utility System Revenue	5.000%	11/15/32	28,395	35,862
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,985
Keller TX Independent School District GO	5.000%	8/15/27	6,725	8,629
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/30	10,000	11,462
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/31	5,000	5,697
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/32	6,835	7,749
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,434
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,511
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,802
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,311
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	232
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	23
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,646
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,527
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,315
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,633
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40	3,500	4,144

Lubbock TX GO	4.000%	2/15/30	1,250	1,438
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	6,037
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,531
Missouri City TX GO	4.000%	6/15/32	1,000	1,125
Montgomery County TX GO	5.125%	3/1/19 (Prere.)	4,000	4,458
Montgomery County TX GO	5.250%	3/1/19 (Prere.)	5,000	5,589
New Hope TX Cultural Education Facilities. First
Mortgage Revenue (Morningside Ministries
Project)	6.500%	1/1/48	10,350	12,281
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/43	1,600	1,738
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Wesleyan
Homes Inc. Project)	5.500%	1/1/49	1,600	1,729
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/47	6,900	7,721
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	4,880	5,533
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,573
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,000	2,458
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	12,254
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,641
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,358
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,622
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,880
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	16,621
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,868
North Texas Tollway Authority System Revenue	6.250%	1/1/39	1,120	1,254
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,069
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,196
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	5,256
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	5,466
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,709
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,210
Pasadena TX GO	4.000%	2/15/32	1,500	1,682
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,632
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,664
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,629
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/27	3,600	4,675
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	6,500	7,719

San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,399
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,845
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	5,063
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,801
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,480
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/37	4,500	5,489
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/45	7,265	8,813
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/19 (Prere.)	3,000	3,333
Texas GO	4.000%	5/15/32	2,250	2,564
Texas GO	5.000%	5/15/40	7,000	8,565
Texas GO	5.000%	10/1/44	19,900	24,067
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	600	674
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	550	634
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,390	1,692
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,630	8,175
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	2,470	3,081
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	2,700	3,165
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,155	1,462
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,827
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	9,000	10,676
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	29,880	35,407
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,300	3,930
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,295
Texas Transportation Commission GO	5.000%	4/1/27	7,000	9,078
Texas Transportation Commission GO	5.000%	4/1/28	10,000	12,433
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/36	10,000	12,370
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,440
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	6,000	7,049
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	6,440	7,632
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	7,358
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	468
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	21,140
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	40

Texas Water Development Board Revenue	5.000%	10/15/30	10,000	12,646
United TX Independent School District GO	5.000%	8/15/26	2,195	2,796
United TX Independent School District GO	5.000%	8/15/27	2,300	2,909
United TX Independent School District GO	5.000%	8/15/28	2,355	2,965
United TX Independent School District GO	5.000%	8/15/29	2,535	3,170
University of Houston Texas Revenue	4.000%	2/15/30	4,610	5,215
University of North Texas Revenue	5.000%	4/15/33	3,200	3,895
University of North Texas Revenue	5.000%	4/15/34	3,000	3,639
University of North Texas Revenue	5.000%	4/15/36	3,000	3,615
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,634
				1,009,571
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,277
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,944
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,923
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,653
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,173
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	15,825	19,481
				38,451
Virginia (1.5%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/32	1,800	2,220
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/34	1,145	1,403
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	1,000	1,154
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,397
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	12,831
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.500%	5/15/19 (Prere.)	3,530	4,003
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.500%	5/15/35	6,470	7,299
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,938
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,969
Henrico County VA Water & Sewer Revenue	5.000%	5/1/27	2,585	3,399
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,916
University of Virginia Revenue	5.000%	6/1/37	8,000	9,674
University of Virginia Revenue	5.000%	4/1/45	5,000	6,144
Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/26	12,455	14,111
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	28,875	34,605

Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	20,491
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	4,000	4,717
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/27	8,335	9,493
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/28	8,675	9,819
				154,583
Washington (1.7%)
2 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.390%	8/1/16	6,600	6,600
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,836
1 King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	7,170	7,698
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,434
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,277
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,980
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	4,170
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	5,306
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,432
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,898
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,445
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,339
Snohomish County WA Public Utility District
No. 1 Revenue	5.000%	12/1/40	5,000	6,100
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/29	10,125	10,876
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,065	10,019
University of Washington Revenue	5.000%	7/1/34	2,000	2,403
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/23	1,800	2,222
Washington GO	5.000%	2/1/35	10,000	11,745
Washington GO	5.000%	8/1/35	2,000	2,353
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,565
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	6,035
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,373
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,673
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,860
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/19 (Prere.)	12,000	13,857
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,498
1 Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,123
				170,117

West Virginia (0.4%)
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,850
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	7,241
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	23,860
West Virginia University Revenue	5.000%	10/1/36	5,985	7,014
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,706
				44,671
Wisconsin (1.2%)
Wisconsin GO	6.000%	5/1/36	10,000	11,361
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,477
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,706
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/30	6,150	7,119
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/36	15,000	16,613
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/39	5,000	5,511
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,677
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	20,690	23,631
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	2,015
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,867
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/41	15,000	18,252
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	2,950	3,635
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,384
				125,248
Total Tax-Exempt Municipal Bonds (Cost $9,195,102)				10,131,420

	Coupon	Shares
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
4 Vanguard Municipal Cash Management Fund
(Cost $90,866)	0.414%	90,865,538	90,866
Total Investments (99.2%) (Cost $9,285,968)			10,222,286
Other Assets and Liabilities-Net (0.8%)			78,485
Net Assets (100%)			10,300,771

1 Securities with a value of $2,200,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $46,973,000, representing 0.5% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31. 2016.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

Long-Term Tax-Exempt Fund

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	10,131,420	—
Temporary Cash Investments	90,866	—	—
Futures Contracts—Assets[1]	562	—	—
Total	91,428	10,131,420	—
1 Represents variation margin on the last day of the reporting period.

Long-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	September 2016	206	39,249	222

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2016, the cost of investment securities for tax purposes was $9,303,153,000. Net unrealized appreciation of investment securities for tax purposes was $919,133,000, consisting of unrealized gains of $919,671,000 on securities that had risen in value since their purchase and $538,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (1.1%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,576
Birmingham AL GO	0.000%	3/1/37	2,500	2,776
Birmingham AL GO	0.000%	3/1/40	3,000	3,172
Birmingham AL GO	0.000%	3/1/45	4,000	4,213
Birmingham AL Special Care Facilities
Financing Authority Revenue (Methodist
Home for the Aging)	5.750%	6/1/45	2,500	2,729
Houston County AL Health Care Authority
Revenue	5.000%	10/1/30	6,785	8,080
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	6,201
Jefferson County AL Sewer Revenue	6.000%	10/1/42	2,000	2,426
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	44,257
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	30,414
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	6,300	6,339
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,492
				118,675
Alaska (0.2%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	7,127
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	6,019
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,994
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	2,530	2,570
				21,710
American Samoa (0.0%)
American Samoa Economic Development
Authority Revenue	6.625%	9/1/35	5,000	5,197

Arizona (1.0%)
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	7,007
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,732
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/33	1,700	1,952
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	9,396
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/27	1,830	2,334

Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/37	2,310	2,822
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	14,123
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/28	2,250	2,830
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/29	6,670	8,316
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	5,925	7,250
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	5,520	6,732
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	3,000	3,318
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	10,551
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	21,302
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,912
1 University of Arizona Revenue TOB VRDO	0.470%	8/5/16	3,415	3,415
				107,992
Arkansas (0.2%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/24	1,600	1,954
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/27	2,970	3,611
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/28	3,845	4,649
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/30	5,045	6,053
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,645	1,950
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,425	1,689
				19,906
California (13.3%)
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/17 (Prere.)	5,250	5,551
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	608
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	3,750	4,599
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/35 (4)	3,750	4,174
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	3,200	3,908
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	3,850	4,741
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	2,000	2,431

Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36 (4)	2,210	2,708
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,661
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	6,000	7,286
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.040%	4/1/20	5,000	4,980
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.340%	5/1/23	10,000	9,994
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	5,175	5,598
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	5	5
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	195	211
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	5,940	8,914
California GO	5.500%	4/1/18	15,000	16,238
California GO	5.000%	11/1/21	13,845	14,622
California GO	5.250%	9/1/24	6,500	7,889
California GO	5.000%	9/1/28	8,230	9,805
California GO	5.000%	9/1/29	4,565	5,434
California GO	5.000%	10/1/30	12,600	15,869
California GO	4.000%	9/1/31	12,785	14,920
California GO	4.000%	9/1/32	14,500	16,793
California GO	6.000%	3/1/33	3,000	3,540
California GO	5.125%	4/1/33	15,000	16,075
California GO	6.500%	4/1/33	34,000	39,248
California GO	4.000%	9/1/34	14,500	16,624
California GO	5.000%	9/1/36	3,250	3,903
California GO	5.000%	2/1/38	6,375	7,631
California GO	5.250%	3/1/38	5,000	5,346
California GO	5.500%	11/1/39	10,000	11,448
California GO	6.000%	11/1/39	5,000	5,814
California GO	5.000%	2/1/43	2,750	3,290
California GO	5.000%	11/1/43	12,500	15,219
California GO	4.000%	9/1/45	3,000	3,410
California GO	5.000%	9/1/45	5,000	6,245
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,604
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	10,000	10,887
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,123
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,589
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,493
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) CP	0.490%	9/19/16	31,165	31,165
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/55	3,000	3,641

California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,959
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	10,000	11,088
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,357
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	16,408
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,315
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	4,176
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	12,815
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	10,000	11,623
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	4,297
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	8,816
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,146
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	10,720
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	9,275	10,447
California State University Systemwide Revenue	4.000%	11/1/38	5,560	6,288
California State University Systemwide Revenue	4.000%	11/1/45	2,750	3,095
California State University Systemwide Revenue	5.000%	11/1/45	6,400	7,934
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,250
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	4,700	5,298
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	6,380	7,998
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	4,500	5,523
California Statewide Communities Development
Authority Revenue (John Muir Health)	4.000%	8/15/46	3,200	3,499
California Statewide Communities Development
Authority Revenue (John Muir Health)	4.000%	8/15/51	4,000	4,340
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	22,093
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) CP	0.470%	9/1/16	19,045	19,045
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	9,000	10,457
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/41	10,000	11,500
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/54	12,000	13,977

	California Statewide Communities Development
	Authority Revenue (Loma Linda University
	Medical Center)	5.250%	12/1/56	40,750	47,378
	California Statewide Communities Development
	Authority Student Housing Revenue (CHF-
	Irvine LLC - UCI East Campus Apartments
	Phase II)	5.750%	5/15/18 (Prere.)	8,000	8,742
	Corona-Norco CA School District Public
	Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,362
	Corona-Norco CA School District Public
	Financing Authority Special Tax Revenue	5.000%	9/1/35	585	699
1,2 Eaton Vance California Municipal Income Trust		1.940%	9/1/19	15,000	15,000
	Elk Grove CA Finance Authority Special Tax
	Revenue	5.000%	9/1/38 (15)	1,465	1,762
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	0.000%	1/15/42	6,000	5,338
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	6.500%	1/15/43	8,730	10,661
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue	5.750%	1/15/46	18,000	21,526
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/32	4,500	5,564
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/35	15,000	18,262
	Golden State Tobacco Securitization Corp.
	California Revenue	5.300%	6/1/37	7,000	7,177
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/40	38,175	46,206
	Golden State Tobacco Securitization Corp.
	California Revenue	5.000%	6/1/45	3,650	4,402
	Golden State Tobacco Securitization Corp.
	California Revenue	5.750%	6/1/47	11,245	11,470
	Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	4,000	4,174
3	Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	6,287
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/37	3,000	3,707
	Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,021
	Lee Lake CA Public Financing Authority
	Revenue	5.000%	9/1/28	2,805	3,344
	Lee Lake CA Public Financing Authority
	Revenue	5.000%	9/1/29	2,825	3,363
	Lee Lake CA Public Financing Authority
	Revenue	5.000%	9/1/32	3,500	4,132
	Lee Lake CA Public Financing Authority
	Revenue	5.125%	9/1/35	2,350	2,763
	Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	6,005
	Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,458
	Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,125	4,490
	Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,215	6,766
	Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	3,430	3,734
	Los Angeles CA Department of Airports
	International Airport Revenue	5.375%	5/15/30	15,000	16,134
	Los Angeles CA Department of Airports
	International Airport Revenue	5.000%	5/15/32	2,000	2,417
	Los Angeles CA Department of Airports
	International Airport Revenue	4.000%	5/15/34	2,500	2,808
	Los Angeles CA Department of Airports
	International Airport Revenue	5.000%	5/15/35	1,750	2,101

Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/36	1,500	1,676
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	11,000	13,073
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	2,500	3,095
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	5,200	6,413
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,530
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,829
Los Angeles CA Unified School District GO	4.000%	7/1/35	7,000	7,931
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	4,938
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	3,465	3,948
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,981
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/34	1,500	1,689
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/36	750	837
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	2,000	2,217
Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,894
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,283
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	10,012
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,551
Oakland CA Unified School District GO	5.000%	8/1/30	1,250	1,528
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,212
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,633
Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,919
Oakland CA Unified School District GO	5.000%	8/1/40	4,000	4,763
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	5,022
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	13,179
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,860
Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,614
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,804
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,594
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,776
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,309
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,301
Poway CA Unified School District GO	0.000%	8/1/46	2,500	872
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,646
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,740	4,578
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,490	3,034
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,990	3,605
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	1,000	1,034
Rancho Santiago CA Community College
District GO	5.125%	9/1/28 (4)	12,000	16,039

Rancho Santiago CA Community College
District GO	5.125%	9/1/29 (4)	6,000	8,070
Riverside CA Community College District GO	5.000%	8/1/28	5,000	6,378
Riverside CA Community College District GO	5.000%	8/1/31	11,665	14,612
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	7,000	2,581
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	11,000	12,338
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	482
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,432
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,604
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	1,500	1,816
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,433
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,436
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,253
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,578
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	10,269
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,565	22,412
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	28,776
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,834
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,434
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	11,856
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/39	2,500	2,928
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,436
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/40	5,000	5,849
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,502
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,783
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,355
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,910
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,881
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,461

San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,739
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,144
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,511
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,652
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	12,588
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,428
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	780	783
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,772
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,226
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,633
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,981
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,832
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	8,051
Sweetwater CA Unified School District GO	4.000%	8/1/42	2,000	2,227
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	7,171
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	5,591
University of California Revenue	5.000%	5/15/41	2,800	3,490
University of California Revenue	5.000%	5/15/46	4,000	4,978
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	9,272
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	11,213
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	4,266
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	18,865	22,100
				1,477,517
Colorado (1.7%)
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,892
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/27	2,515	3,025
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,758
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,919
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/31	4,580	5,275
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,655
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	8,362

Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)	6.125%	12/1/45	1,000	1,059
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)	6.250%	12/1/50	2,000	2,113
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,575
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	9,268
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/42	6,000	7,441
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	6,000	7,428
Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	4,850	5,350
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	251	258
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,858
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	24,212
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	12,017
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	14,959
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,025	6,710
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/17	1,000	1,040
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,461
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,103
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,114
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	562
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,964
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	17,107
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	9,444
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	14,691
				185,620
Connecticut (0.3%)
Connecticut GO	5.000%	3/15/28	10,560	12,948
Connecticut Health & Educational Facilities
Authority Revenue (Church Home of Hartford
Inc.)	2.875%	9/1/20	700	705
Connecticut Health & Educational Facilities
Authority Revenue (Church Home of Hartford
Inc.)	5.000%	9/1/53	2,600	2,850
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,659
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,862

Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	2,004
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,500	1,814
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	7,321
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	3,203
South Central CT Regional Water Authority
Water System Revenue	5.000%	8/1/27	1,000	1,280
				38,646
Delaware (0.0%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,542

District of Columbia (0.1%)
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	8,409

District of Columbia (0.8%)
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/31	5,925	7,347
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/32	3,445	4,258
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/34	1,000	1,218
District of Columbia Revenue (MedStar Health,
Inc.) VRDO	0.440%	8/5/16 LOC	13,525	13,525
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.125%	1/1/35	1,560	1,620
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.250%	1/1/39	1,015	1,056
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,680
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	7,390	7,515
3 District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/18 (Prere.)	10,000	11,050
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	15,000	18,435
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	11,326
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	4,000	4,830
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/44	2,500	2,923
				90,783
Florida (5.7%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	25,000	29,165
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/39	20,000	23,516
Broward County FL Airport System Revenue	5.000%	10/1/37	7,755	8,805
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,366

Broward County FL Airport System Revenue	5.000%	10/1/45	12,455	14,669
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,459
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,928
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.000%	12/1/45	3,000	3,151
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.125%	12/1/50	2,000	2,103
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,194
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,723
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	1,110	1,202
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	14,455	15,193
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/31	4,800	5,625
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/28	1,335	1,658
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/29	1,250	1,545
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/30	1,325	1,629
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	1,585	1,660
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	765	773
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	2,082
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,163
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,813
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/35	1,000	1,188
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/46	3,850	4,525
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	7,567
Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	7,278
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	8,242
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	8,613
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	370
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,764
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	11,919
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,609
Jacksonville FL Capital Project Revenue VRDO	0.470%	8/5/16 LOC	7,500	7,500

Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	10,043
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	856
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,711
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	6,250	7,327
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/45	8,980	10,498
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	13,350	13,694
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,456
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	14,900	15,761
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	9,000	9,419
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,526
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,943
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	0.470%	8/5/16	4,620	4,620
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	19,808
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,000	5,915
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,883
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,215	8,444
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	6,150	7,159
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	19,682
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,705	5,500
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	29,000	34,234
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38	5,000	5,880
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,504
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.470%	8/5/16	9,995	9,995
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	4,112
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	6,337
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	5,975	6,490
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,927
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	2,018
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,138

Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	6,363
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	3,043
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,965
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,921
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,500	7,656
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	3,162
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,262
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,269
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	20,000	23,178
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	11,902
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	735	764
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,773
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,981
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,275
Palm Beach County FL Health Facilities
Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc.
Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,394
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,616
Palm Beach County FL Health Facilities
Authority Revenue (Sinai Residences Boca
Raton Project)	7.500%	6/1/49	3,000	3,725
Palm Glades FL Community Development
District Revenue	7.250%	8/1/16	300	300
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,903
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	9,486
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/40	7,155	8,319
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	5,000	5,792
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,669
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/46	8,500	10,328
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/40	2,500	2,906

Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/45	6,050	7,008
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,710	6,957
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	8,572
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/45	2,655	3,090
				633,456
Georgia (1.9%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	5,615	6,350
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,947
3 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	17,684
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	5,000	6,069
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,302
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,770	6,902
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,909
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/17 (14)	1,440	1,467
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,765
Georgia GO	5.000%	11/1/16	8,055	8,150
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	1,085	1,134
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/29	5,775	7,121
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,385	5,707
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,270	1,410
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/20	5,240	5,947
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,789
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,380	2,904
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	7,185
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	530	686
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,225
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,893
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	26,750	34,022
Municipal Electric Authority Georgia Revenue	5.500%	7/1/18 (Prere.)	5,180	5,667
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,985
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	12,000	15,325
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	6,022
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	6,079

Private Colleges & University Authority of
Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	22,978
				207,624
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	5,500	6,376
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,741
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,662
				16,779
Hawaii (0.6%)
Hawaii Airports System Revenue	5.000%	7/1/45	21,455	25,177
Hawaii Department of Budget & Finance Special
Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/35	1,230	1,299
Hawaii Department of Budget & Finance Special
Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/45	1,500	1,566
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,250	2,730
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,500	4,242
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,739
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,767
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,914
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,703
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,941
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,952
				65,030
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,383
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,718
				17,101
Illinois (8.8%)
Chicago IL Board of Education GO	5.000%	12/1/31	175	163
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	5,780
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	8,103
Chicago IL Board of Education GO	5.000%	12/1/34	4,695	4,348
Chicago IL Board of Education GO	5.250%	12/1/35	4,965	4,673
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	18,278
Chicago IL Board of Education GO	5.000%	12/1/41	9,355	8,599
Chicago IL Board of Education GO	5.000%	12/1/42	25,590	23,487
Chicago IL Board of Education GO	7.000%	12/1/44	42,500	45,002
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,793
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,667
Chicago IL GO	5.000%	1/1/34	6,660	6,780
Chicago IL GO	5.000%	1/1/34	2,000	2,047
Chicago IL GO	5.000%	1/1/35	4,370	4,469
Chicago IL GO	5.000%	1/1/38	13,000	13,205
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,461
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	2,155
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	19,036
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,687
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	8,114
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	8,349

Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,708
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	8,213
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	13,380
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	12,494
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	8,500	10,083
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	4,105
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	17,653
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	11,000	13,003
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	5,600	6,532
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	8,169
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	14,371
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,517
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/46	3,565	4,104
Chicago IL Park District GO	5.000%	1/1/40	7,500	8,370
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	11,676
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,862
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,329
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	6,018
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,859
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,888
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,304
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	10,151
Chicago IL Water Revenue	5.250%	11/1/38	16,315	17,374
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,150
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	8,028
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	1,500	1,713
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.470%	8/5/16	9,000	9,000
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,402
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,806
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.460%	8/5/16 LOC	10,000	10,000
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	8,298
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	8,150	9,325
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/42	2,000	2,288
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	24,220
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/36	1,400	1,578
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/40	1,275	1,441
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/17 (Prere.)	8,230	8,715
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/37	10,000	11,018
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/32	500	615
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/36	1,360	1,638

Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/41	7,875	9,414
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	9,235	10,113
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	2,200	2,556
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,971
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	5,750	6,271
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/40	2,950	3,485
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	9,500	11,126
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	6,000	6,543
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	7,171
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,750
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/34	1,915	2,278
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/35	1,875	2,222
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,265	7,286
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,787
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	19,750	23,301
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.000%	5/15/37	1,750	1,874
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/45	1,000	1,074
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/50	2,845	3,040
4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/33	5,000	5,739
4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/34	4,580	5,253
4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/36	5,000	5,701
4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/41	4,000	4,010
4 Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,279
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	12,276
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,317
3 Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	5/1/19 (Prere.)	10,000	11,624
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/38	8,900	10,562
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	6.875%	8/15/19 (Prere.)	500	592

Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	16,623
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	7,300	8,499
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/44	1,750	2,021
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	10,000	12,034
Illinois GO	5.000%	1/1/19 (4)	4,000	4,341
Illinois GO	5.000%	1/1/20 (4)	2,930	3,261
Illinois GO	5.000%	8/1/21	8,000	8,907
Illinois GO	5.000%	3/1/22	5,000	5,592
Illinois GO	5.000%	5/1/22	1,150	1,289
Illinois GO	5.000%	8/1/22	14,225	15,997
Illinois GO	5.000%	3/1/23	6,165	6,857
Illinois GO	5.000%	8/1/23	13,800	15,670
Illinois GO	5.000%	3/1/24	5,000	5,529
Illinois GO	5.000%	8/1/24	13,660	15,178
Illinois GO	5.000%	2/1/25	2,270	2,568
Illinois GO	5.000%	8/1/25	3,000	3,312
Illinois GO	5.000%	1/1/28	5,000	5,666
Illinois GO	5.000%	5/1/29	6,125	6,773
Illinois GO	5.000%	6/1/30	4,725	4,746
Illinois GO	5.250%	2/1/32	9,575	10,639
Illinois GO	5.250%	2/1/33 (4)	6,200	7,087
Illinois GO	5.500%	7/1/33 (4)	3,350	3,881
Illinois GO	5.000%	1/1/34	6,805	7,250
Illinois GO	5.250%	2/1/34 (4)	3,125	3,572
Illinois GO	5.000%	5/1/34	2,500	2,724
Illinois GO	5.500%	7/1/38	7,500	8,356
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,270
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,144
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,715
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,957
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	6,000	7,247
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	11,300
1 Illinois Toll Highway Authority Revenue TOB
VRDO	0.480%	8/5/16	3,100	3,100
Illinois Toll Highway Authority Revenue VRDO	0.460%	8/5/16	10,000	10,000
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	3,333
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/30 (14)	13,555	8,127
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	5,000	5,434
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/53	7,500	8,456
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	9,000	10,569
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	1,200	1,439
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/35	3,190	3,708

Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/42	5,000	5,775
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	8,150	8,352
				976,507
Indiana (2.2%)
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/35	1,695	2,046
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,216
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,939
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,574
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/51	10,000	11,818
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,703
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,793
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	6,164
Indiana Finance Authority Revenue (Deaconess
Health System Obligated Group)	5.000%	3/1/39	7,205	8,546
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/34	5,000	5,745
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/40	9,000	10,020
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,835
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	25,550	28,722
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	28,025	31,319
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,021
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	13,275	14,972
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17 (ETM)	14,500	14,792
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,872
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	5,258
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,671
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,910

2 Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	1.190%	12/2/19	35,000	34,567
				239,503
Iowa (0.8%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	12,965	13,467
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	43,385	45,116
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,849
Iowa Higher Education Loan Authority Revenue
Private College Facility (Wartburg College
Project)	5.000%	10/1/37	3,700	3,807
4 Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,926
4 Xenia IA Rural Water District Revenue	5.000%	12/1/36	2,000	2,356
4 Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,337
				88,858
Kansas (0.7%)
Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,679
Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,886
Ford County KS Unified School District No. 443
GO	4.000%	3/1/28 (15)	1,000	1,178
Kansas Department of Transportation Highway
Revenue VRDO	0.400%	8/5/16	16,900	16,900
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,394
Wichita KS GO	5.000%	12/1/34	2,280	2,746
Wichita KS GO	5.000%	12/1/35	2,365	2,844
Wichita KS GO	5.000%	12/1/39	11,305	13,428
Wichita KS Health Care Facilities Revenue	5.000%	12/1/31	500	507
Wichita KS Health Care Facilities Revenue	5.250%	12/1/36	500	510
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,854
Wichita KS Health Care Facilities Revenue	5.375%	12/1/46	1,250	1,277
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	9,024
Wichita KS Health Care Facilities Revenue
(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,807
				76,034
Kentucky (0.6%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	11,555	12,849
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	175	177
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/33	3,065	2,797
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/39	3,000	2,666
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	12,025	14,557
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	10,132

Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	9,500	11,641
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,250	7,072
				61,891
Louisiana (1.3%)
1 Juban Crossing LA Economic Development
District Revenue	7.000%	9/15/44	6,250	6,749
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/18 (Prere.)	6,000	6,673
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	1,160	1,208
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	5,018
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	11,782
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	9,588
1 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	28,700	32,514
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/39	17,500	20,718
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	9,015
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/42 (4)	3,500	4,087
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,593
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	3,192
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,000	2,333
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,535
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	8,166
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,381
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	3,080
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,923
				148,555
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/41	3,500	4,054

Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/46	6,500	7,506
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	1,995	2,132
				13,692
Maryland (1.4%)
Anne Arundel County MD GO	5.000%	10/1/45	4,350	5,365
Anne Arundel County MD GO	5.000%	10/1/45	9,315	11,488
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,087
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,265
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,511
Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	5,000	5,753
Maryland Economic Development Corp.
Revenue (Purple Line Light Rail Project)	5.000%	3/31/24	8,000	9,388
Maryland GO	4.000%	6/1/30	25,000	29,083
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/40	2,000	2,394
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/47	15,000	17,854
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,820
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,395
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/45	7,750	9,088
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,766
Montgomery County MD GO CP	0.500%	9/8/16	9,800	9,800
Montgomery County MD GO CP	0.500%	9/13/16	7,100	7,100
Prince Georges County MD GO	5.000%	9/15/16	10,000	10,059
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.125%	7/1/39	750	857
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.250%	7/1/44	2,000	2,288
				153,361
Massachusetts (1.2%)
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	147
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	912
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	635	725
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	5,000	5,792
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	8,078
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,773

Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,469
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,844
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,292
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,808
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,856
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,124
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,609
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,682
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	1/1/24	7,000	8,231
2 Massachusetts GO PUT	0.740%	8/1/17	5,000	4,997
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	4,475	4,982
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	5,100	5,578
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.410%	8/1/16	6,370	6,370
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,707
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.360%	8/1/16	6,800	6,800
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.360%	8/1/16	8,800	8,800
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,378
Massachusetts Port Authority Revenue	5.000%	7/1/43	10,000	12,009
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	4,140
Massachusetts Port Authority Revenue	4.000%	7/1/46	8,000	8,639
				135,742
Michigan (3.5%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,500	1,860
Chippewa Valley MI Schools GO	5.000%	5/1/29	1,000	1,232
Chippewa Valley MI Schools GO	5.000%	5/1/30	1,000	1,226
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,222
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.500%	7/1/24	10,000	10,380
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,428
Detroit MI Water Supply System Revenue	5.000%	7/1/29 (4)	4,415	4,432
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,607
Detroit MI Water Supply System Revenue	5.250%	7/1/41	1,270	1,426
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	14,541
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/44	1,730	2,015
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/47	3,550	4,127
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	11,183

Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	11,231
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	7,500	8,667
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/43	16,110	18,343
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,487
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,500	5,357
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/27	850	1,073
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/28	1,000	1,252
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/29	1,000	1,247
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/30	1,000	1,242
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/31	1,000	1,237
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,599
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,449
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	6,041
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	7,108
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,586
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,541
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,321
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	3,250	3,950
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/33	5,500	6,558
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	11/1/44	8,630	10,285
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	2,500	2,962
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	2,805	3,311
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	4,400	5,231
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	2,000	2,337
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,500	6,483
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	1,500	1,747
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	4,500	5,284
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	17,830	20,091
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	7,510	8,276
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	2,340	2,816
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	4,670	5,619

Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,025	4,825
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/34	2,200	2,630
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/35	2,515	2,993
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,282
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,571
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	3,500	4,395
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/28	2,000	2,491
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,500	2,851
1 Michigan Finance Authority Revenue (Trinity
Health Credit Group) TOB VRDO	0.470%	8/5/16	3,335	3,335
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	2,665	2,721
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/16	3,670	3,705
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/17	2,625	2,736
Michigan GO	5.250%	9/15/17 (Prere.)	12,000	12,635
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,422
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	4,967
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	3,735	3,716
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,830	16,332
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,994
Oakland University MI Revenue	5.000%	3/1/47	9,000	10,737
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,500
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,238
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,236
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,235
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,234
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,706
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,193
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,394
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	7,000	8,106
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	11,271
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,894
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,672
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	7,046
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,354
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,248

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,959
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,296
				393,330
Minnesota (0.5%)
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,242
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,305
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,239
Hennepin County MN GO	5.000%	12/1/27	3,370	4,456
Hennepin County MN GO	5.000%	12/1/28	3,910	5,143
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	9,398
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	470	490
4 Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,707
4 Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	1,076
4 Minnesota Municipal Power Agency Revenue	5.000%	10/1/47	2,500	3,036
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,749
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	11,743
St. Paul MN Housing & Redevelopment
Authority Hospital Revenue (HealthEast
Obligated Group)	5.250%	11/15/28	1,650	1,873
				58,457
Mississippi (0.1%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,150	5,004
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,943
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,392
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,177
				16,516
Missouri (0.8%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	11,368
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/29	1,105	1,320
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/32	2,660	2,998
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,678
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,658

Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,559
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,718
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,201
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	5,200	5,779
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	1,300	1,424
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/48	2,475	2,854
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,910
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.400%	8/1/16	1,100	1,100
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	560	567
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	1,965	1,995
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/32	9,000	10,162
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/33	10,000	11,208
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/27	1,750	2,173
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/28	2,690	3,325
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.000%	12/1/35	2,000	2,150
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.125%	12/1/45	4,250	4,541
				93,688
Multiple States (0.2%)
1,2 Eaton Vance Municipal Income Trust	1.940%	9/1/19	10,000	10,000
1,2 Eaton Vance Municipal Income Trust	1.940%	9/1/19	7,500	7,500
				17,500
Nebraska (0.7%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,854
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/42	13,350	15,055

Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	50,000	56,462
Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,738
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/41	3,680	4,440
				82,549
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,640
4 Clark County NV GO	5.000%	11/1/17	3,785	3,994
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	10,000	10,815
4 Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	2,000	2,489
4 Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	2,000	2,479
Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	6,000	7,377
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	2,550	2,703
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	1,295	1,390
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	2,640	2,785
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/37	2,000	2,483
Washoe County NV Water Facilities Revenue
VRDO	0.610%	8/5/16	9,250	9,250
				56,405
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,566
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	5,055
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	8,547
				15,168
New Jersey (7.5%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	5,053
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,514
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	6,013
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,460
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,982
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,949
Gloucester County NJ Pollution Control
Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	14,872
New Jersey Building Authority Revenue	5.000%	6/15/19	13,670	14,850
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,469

New Jersey COP	5.250%	6/15/27	5,000	5,473
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/16 (Prere.)	2,000	2,028
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/16 (Prere.)	1,500	1,521
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	10,000	11,389
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	2,500	2,837
New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	750	873
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,603
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	11,596
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,455	4,122
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,475
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	6,300	7,658
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,501
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	755	856
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,187
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	9,015
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,904
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	7,311
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	700	797
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,537
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,826
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,627
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,300
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	21,439
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,220
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,790
New Jersey Economic Development Authority
Revenue(Jewish Community Foundation of
Metro West NJ Inc.) VRDO	0.570%	8/5/16 LOC	5,400	5,400

New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,531
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	14,355
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,917
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	3,000	3,577
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	3,000	3,563
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	7,723
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,375
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,570
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.460%	8/5/16 LOC	2,800	2,800
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.460%	8/5/16 LOC	2,500	2,500
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.460%	8/5/16 LOC	3,700	3,700
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	8,762
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,571
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.300%	8/1/16 LOC	2,500	2,500
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/18	15,000	16,082
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,627
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,413
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,720
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,243
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,896
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,532
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	1,815	2,068
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/29	5,000	5,020
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/29	10,000	10,013
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/30	5,000	5,012

New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.625%	12/1/30	2,650	2,793
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/31	9,500	9,639
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/39	1,750	1,813
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.470%	8/5/16	2,000	2,000
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/19	1,950	2,118
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	1,500	1,702
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/23	2,740	3,102
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/26	21,615	24,317
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	5,000	5,602
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	5,000	5,496
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	18,000	19,975
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,998
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	19,665	21,567
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	1,360	1,466
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	9,000	9,866
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,240	5,787
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,205	1,331
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,570	2,831
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	6,000	6,820
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,877
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	15,250	17,769
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	2,140	2,466
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,650
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (4)	8,175	9,785
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	2,105	2,467
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,928
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	22,485

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	9,713
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	21,836
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	26,940	30,549
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	4,275	2,290
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	11,274
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	7,000	8,025
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	22,000	24,335
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,694
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	3,000	3,345
New Jersey Turnpike Authority Revenue	5.150%	1/1/17 (Prere.)	21,495	21,921
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,872
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	6,785	8,054
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	17,584
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,846
Rutgers State University New Jersey Revenue
VRDO	0.270%	8/1/16	8,900	8,900
Salem County NJ Pollution Control Financing
Authority Revenue (Chambers Project)	5.000%	12/1/23	26,750	30,708
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	8,645	8,735
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	8,640	8,731
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	11,180	10,903
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	2,500	2,456
				833,056
New Mexico (0.1%)
New Mexico Finance Authority Revenue	4.000%	6/1/30	2,950	3,440
New Mexico Finance Authority Revenue	4.000%	6/1/31	3,350	3,881
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	5,000	5,627
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	765	786
				13,734
New York (12.4%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,756
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/27	3,680	4,641
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	4.000%	7/1/41	2,000	2,179
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.470%	8/5/16	20,250	20,250

Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,500	1,735
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	25,400	30,033
Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,900	1,915
Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,345	3,332
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,010	11,086
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,236
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	1,000	1,226
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/32	1,000	1,221
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	1,600	1,951
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,500	1,825
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	1,000	1,207
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/38	1,000	1,207
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	1,000	1,192
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	12,000	14,281
Nassau County NY GO	5.000%	1/1/28	13,000	16,296
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,779
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	5,655	6,664
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	4.000%	7/1/45	4,000	4,285
New York City NY GO	5.000%	1/1/17 (Prere.)	3,935	4,007
New York City NY GO	5.000%	1/1/25	1,815	1,849
New York City NY GO	5.000%	8/1/25	6,465	8,335
New York City NY GO	5.000%	8/1/32	8,000	9,454
New York City NY GO	5.000%	8/1/36	15,000	18,102
New York City NY GO VRDO	0.350%	8/1/16	3,520	3,520
New York City NY GO VRDO	0.380%	8/1/16 LOC	10,485	10,485
New York City NY GO VRDO	0.400%	8/1/16	2,000	2,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,738
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	4.500%	2/15/48	5,000	5,380
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,461
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	3,997

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	10,000	11,564
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.625%	8/1/16	5,000	5,051
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	37,470	37,854
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.) PUT	2.000%	8/1/16	30,000	29,998
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,410
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	12,112
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,829
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,910
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	9,429
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	19,780
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.350%	8/1/16	5,200	5,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.360%	8/1/16	12,900	12,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	8/1/16	12,285	12,285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.380%	8/1/16	1,900	1,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	4,100	4,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	3,600	3,600
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,506
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	9,201
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	20,000	23,952
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	12,000	13,975
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	8,000	9,726
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	130	131

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	7,870	7,963
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	2,765	3,434
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	4,300	5,373
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	6,000	6,806
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	15,000	18,297
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/37	11,250	13,832
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,865	9,516
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	13,250	14,912
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.350%	8/1/16	4,260	4,260
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.390%	8/1/16	2,600	2,600
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.460%	8/5/16 LOC	8,700	8,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.380%	8/1/16	3,500	3,500
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	7,465	9,066
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	9,900	10,480
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,354
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,669
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,928
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	12,363
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	13,308
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	3,000	4,169
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,515	3,784
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,443
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,000	2,402
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/32	2,250	2,782
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/33	2,500	3,093
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	9,000	10,640
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	9,225	11,401
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	8,454
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	10,189
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/40	3,000	3,612
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	15,140

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,790
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	7,000	8,572
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	10,018
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,692
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	2,910	3,666
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/56	7,550	9,259
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,792
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,500	10,162
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.470%	8/5/16	8,995	8,995
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/41	3,750	4,595
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	22,284
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	4.000%	7/1/40	1,000	1,106
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/17 (Prere.)	8,750	9,160
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	4.000%	7/1/40	1,500	1,670
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/39	6,000	6,764
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	6,500	7,297
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	1.157%	5/1/18	10,075	10,068
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/21	910	1,037
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	12,000	15,411
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	4,285	5,322
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	8,910	11,130
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	13,000	15,697
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/33	3,000	3,650
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/34	1,000	1,212
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,806
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/16 (Prere.)	5,815	5,871

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	3,000	3,897
New York State Housing Finance Agency
Housing Revenue (Dock Street Rental LLC)
VRDO	0.460%	8/5/16 LOC	3,100	3,100
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	50,545	57,957
New York State Thruway Authority Revenue	5.000%	1/1/30	8,180	10,045
New York State Thruway Authority Revenue	4.000%	1/1/37	3,250	3,657
New York State Thruway Authority Revenue	5.000%	1/1/37	15,000	17,553
New York State Thruway Authority Revenue	5.000%	1/1/41	8,500	10,322
New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	8,162
New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	6,171
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	6,250	7,730
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	7,500	9,499
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	4,000	5,010
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.440%	8/5/16 LOC	5,100	5,100
New York Transportation Development Corp.
Special Facility Revenue (JFK International
Airport Project)	5.000%	8/1/26	7,500	8,329
New York Transportation Development Corp.
Special Facility Revenue (JFK International
Airport Project)	5.000%	8/1/31	17,000	18,619
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	5,398
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	5,913
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/37 (4)	3,000	3,221
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	7/1/41	5,000	5,731
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	7/1/46	10,000	11,451
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.250%	1/1/50	15,000	17,375
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/25	2,000	2,391
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/26	3,750	4,466
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	3,835	4,404
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,695	2,080
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	5,625	6,981
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	10,000	12,378
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/32	4,500	5,414

Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	11,268
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,914
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	26,833
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/36	2,665	3,187
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/37	4,665	5,568
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/44	10,000	11,869
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	5,000	6,069
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.520%	8/5/16	5,560	5,560
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.520%	8/5/16	4,465	4,465
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,617
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	15,293
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,728
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,348
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/27	3,485	3,957
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/32	3,000	3,349
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/38	4,000	4,407
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	4,000	4,883
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,428
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	20,000	24,711
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/32	1,000	1,220
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	4,900	6,166
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	10,000	12,476
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	2,665	3,254
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	335	388
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,345

Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	32,279
				1,376,470
North Carolina (0.6%)
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	6,000	7,305
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,855
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/23	9,785	11,519
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,300
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,224
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,490
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,920
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	6,110
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,305
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	12,006
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/34	5,050	5,669
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	4,500	5,139
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,861
				66,703
Ohio (1.6%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,579
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	3,065	3,718
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/41	2,575	2,807
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,489
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	10,195	10,093
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	5,096
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	12,005	12,004
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,730	5,687
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	10,545	10,780

Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,460
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,778
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	3,380	3,955
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.440%	8/5/16 LOC	2,055	2,055
Dayton-Montgomery County OH Port Authority
Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,369
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.430%	8/5/16	8,565	8,565
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	440	507
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	7,280	8,537
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,901
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,673
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.380%	8/1/16	1,000	1,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.390%	8/1/16	3,450	3,450
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.470%	8/5/16	9,400	9,400
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	3,590	4,305
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	11,550
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	12/31/39	3,540	4,067
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	6/30/53	4,000	4,521
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	4,111
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	4,081
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	3,000	3,309
				173,847
Oklahoma (0.3%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Moore Public
Schools Project)	5.000%	6/1/23	6,445	7,789
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.125%	4/1/42	10,260	10,234
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	625	639
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	530	534
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	1,165	1,195

Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	4,844
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/38	3,500	4,226
				29,461
Oregon (0.2%)
Oregon Health & Science University Revenue	5.750%	7/1/19 (Prere.)	6,750	7,728
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	2,535	2,705
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,160	3,770
4 Yamhill County OR Hospital Authority Revenue
(Friendsview Manor)	5.000%	11/15/46	2,250	2,454
4 Yamhill County OR School District No. 40
(McMinnville) GO	4.000%	6/15/31	1,000	1,156
4 Yamhill County OR School District No. 40
(McMinnville) GO	4.000%	6/15/32	1,000	1,149
				18,962
Pennsylvania (5.6%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	3,265	3,715
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	579
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,479
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/27	1,635	2,055
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	14,500	15,822
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	4,286
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.430%	8/5/16 LOC	4,715	4,715
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,060	1,194
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/39	1,625	1,803
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/46	3,175	3,507
Emmaus PA General Authority Revenue VRDO	0.450%	8/5/16 LOC	5,000	5,000
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) PUT	1.401%	6/1/24	18,500	18,627
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.370%	8/1/16	8,900	8,900
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	4.000%	8/15/45	5,240	5,739
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/46	7,000	8,477

Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/36	1,000	1,221
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,285	5,027
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,911
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,000	4,281
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,680
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	4,061
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,849
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	10,000	11,461
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,947
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	3,154
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,933
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,225
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.375%	1/1/50	10,000	10,497
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	15,000	17,220
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	6,500	7,141
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	5,000	5,493
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	765	896
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (National
Gypsum Co.)	5.500%	11/1/44	5,000	5,627
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	17,500	17,560
Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	12/31/38	4,000	4,716

Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	6/30/42	6,060	7,121
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/29	10,000	12,047
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/34	10,055	11,883
Pennsylvania GO	5.000%	9/15/27	10,000	12,478
Pennsylvania GO	5.000%	8/1/32	8,235	9,827
Pennsylvania GO	5.000%	8/1/33	6,440	7,662
4 Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	4.000%	5/1/36	4,000	4,385
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,588
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)
TOB VRDO	0.500%	8/5/16	7,560	7,560
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	15,120	18,083
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	6,865	7,697
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	10,040	11,256
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	720	807
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,270	3,666
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,963
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	37,014
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	11,223
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	6,100
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,963
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	7,339
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	14,166
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,723
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	15,524
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	13,456
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,606
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	19,261
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	19,917
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,978
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	4,197
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	12,271
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	5,000	6,099
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,455	4,292
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,466
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,441
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,193
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,190
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	6,589
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,930	8,901

Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	211
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	15	17
Philadelphia PA School District GO	6.000%	9/1/38	12,765	13,566
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,500	4,150
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	7,000	8,267
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	8,125	9,455
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	1.101%	12/1/17	10,120	10,111
1 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	12,000	13,129
				615,670
Puerto Rico (0.6%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.125%	7/1/37	4,905	3,446
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	10,050	7,060
5 Puerto Rico GO	5.000%	7/1/28	1,845	1,172
5 Puerto Rico GO	5.125%	7/1/28	3,245	2,060
5 Puerto Rico GO	5.375%	7/1/30	3,665	2,332
5 Puerto Rico GO	5.125%	7/1/31	3,125	1,984
5 Puerto Rico GO	5.250%	7/1/37	5,055	3,235
5 Puerto Rico GO	5.750%	7/1/38	4,320	2,754
5 Puerto Rico GO	5.000%	7/1/41	6,795	4,315
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	16,785	11,821
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	19,080	13,461
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/46	5,725	4,027
Puerto Rico Sales Tax Financing Corp. Revenue	5.750%	8/1/57	6,030	4,255
				61,922
Rhode Island (0.3%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,189
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/46	1,750	2,072
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	12,376
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/29	4,530	5,226
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/30	4,000	4,602
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	10,580	10,663
				36,128
South Carolina (1.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,120	10,277
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,170	1,172
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	12,509
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,920

South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,528
South Carolina Jobs Economic Development
Authority Revenue (Care Alliance Health
Services)	5.250%	8/15/46	15,000	17,951
South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,965
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	1,190	1,329
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	13,810	15,428
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,000	12,296
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	7,430	8,925
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	7,940	9,505
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	15,335	18,071
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	5,000	5,940
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	10,000	11,661
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	7,500	8,846
University of South Carolina Higher Education
Revenue	5.000%	5/1/27	1,430	1,844
University of South Carolina Higher Education
Revenue	5.000%	5/1/28	700	895
University of South Carolina Higher Education
Revenue	5.000%	5/1/29	1,510	1,915
University of South Carolina Higher Education
Revenue	5.000%	5/1/30	2,500	3,154
University of South Carolina Higher Education
Revenue	5.000%	5/1/31	1,200	1,509
				168,640
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,789
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	11,489
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,874
				22,152
Tennessee (1.6%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	6,500	7,463
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/39	7,600	8,783
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/44	10,280	11,881
Clarksville TN Public Building Authority Revenue
(Morristown) VRDO	0.400%	8/1/16 LOC	4,000	4,000
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.400%	8/1/16 LOC	6,380	6,380

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	0.000%	1/1/42	3,215	902
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/40	5,000	6,034
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/46	5,000	6,005
Metropolitan Government of Nashville &
Davidson County TN Industrial Development
Board Revenue (Waste Management Inc.
Tennessee Project) PUT	1.500%	8/1/17	7,500	7,540
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	22,820	24,930
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,280	8,117
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	3,460	3,904
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,320	2,731
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,010	1,184
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	6,285	7,542
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,190	2,613
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,665	2,027
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,790	6,968
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	8,060	9,967
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	3,535	4,469
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,325	20,246
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	1,110	1,183
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	3,835	4,148
Washington County TN GO	4.000%	6/1/27	6,155	7,343
Washington County TN GO	4.000%	6/1/28	6,405	7,573
Washington County TN GO	4.000%	6/1/29	2,000	2,346
				176,279
Texas (9.5%)
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,217
Austin TX Airport System Revenue	5.000%	11/15/39	4,370	5,070
Bexar County TX GO	5.000%	6/15/27	3,205	4,044
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,500	1,847
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	2,446
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	1,696

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	6,590	7,511
4 Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/41	6,000	6,417
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	7,000	8,274
Cleburne TX Independent School District GO	5.000%	2/15/34	6,610	8,189
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,000	9,753
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	5,265	6,734
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/26	10,000	11,479
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/26	1,530	1,882
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	7,200	8,202
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,000	7,959
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	3,760	4,275
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	21,275	24,204
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	7,085	7,952
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	10,000	11,356
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	16,785	19,060
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	11,000	12,378
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	2,360	2,364
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	2,640	2,645
El Paso TX GO	5.000%	8/15/28	3,515	4,429
El Paso TX GO	5.000%	8/15/31	1,000	1,245
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/34	19,500	17,875
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	8,000	9,569
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	9,417
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,796
Harris County TX Cultural Education Facilities
Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.370%	8/1/16 LOC	6,000	6,000
Harris County TX GO	5.000%	10/1/28	5,000	6,359
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	594
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	591
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,294
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,725
Houston TX Airport System Revenue	5.000%	7/15/30	11,605	13,305
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,684

Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,609
Houston TX Airport System Revenue	5.500%	7/1/39	5,010	5,455
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	7,500	8,598
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	23,150	26,183
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,683
Humble TX Independent School District GO	4.000%	2/15/28	5,090	5,928
1 Lone Star College System Texas GO TOB
VRDO	0.470%	8/5/16	7,600	7,600
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.000%	11/1/22	2,250	2,660
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	232
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	17
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,638
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	11,055
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,320
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,400	1,769
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/29	1,035	1,300
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/30	1,375	1,715
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/45	9,500	11,339
Lubbock TX Independent School District GO	5.750%	2/15/19 (Prere.)	4,500	5,075
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care. Project)	5.125%	2/15/42	2,750	3,069
Mission TX Economic Development Corp.
Revenue (Natgasoline Project)	5.750%	10/1/31	15,000	16,021
New Hope TX Cultural Education Facilities. First
Mortgage Revenue (Morningside Ministries
Project)	6.500%	1/1/43	4,370	5,201
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Carillon
LifeCare Community Project)	5.000%	7/1/36	1,950	2,046
New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Carillon
LifeCare Community Project)	5.000%	7/1/46	2,250	2,340
4 New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Legacy at
Willow Bend Retirement Community Project)	5.000%	11/1/36	4,605	5,237
4 New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Legacy at
Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,391

4 New Hope TX Cultural Education Facilities.
Retirement Facilities Revenue (Legacy at
Willow Bend Retirement Community Project)	5.000%	11/1/51	4,750	5,344
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/35	1,500	1,713
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/39	2,250	2,556
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/46	3,765	4,264
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Tarleton State
University Project)	5.000%	4/1/47	4,000	4,522
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/35	4,200	4,765
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	7/1/47	14,000	15,665
New Hope TX Cultural Education Facilities.
Student Housing Revenue (Texas A&M
University Project)	5.000%	4/1/48	1,250	1,433
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	5,860	6,900
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	990	1,161
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	7,700	9,025
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	4,150	4,842
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	5,640	6,041
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	1,505	1,612
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	29,000	31,112
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	7,350	8,290
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	12,585	14,269
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	23,146
North Texas Tollway Authority System Revenue	5.000%	1/1/27	10,800	13,216
North Texas Tollway Authority System Revenue	6.000%	1/1/28	1,690	1,899
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	7,504
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	12,254
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,276
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	15,148
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,000	12,031
North Texas Tollway Authority System Revenue	5.625%	1/1/33	1,000	1,064
North Texas Tollway Authority System Revenue	6.250%	1/1/39	2,895	3,242
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,138
Northside Independent School District Texas
GO	5.000%	6/15/27	1,000	1,293
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/46	2,250	2,646
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,375
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,675	9,614

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,267
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/27	5,400	7,013
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/28	13,850	17,860
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,250
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	4,000	4,260
Texas GO	5.750%	8/1/31	390	390
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	1.137%	9/15/17	11,165	11,168
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	11,242
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,400	17,739
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	16,500	19,439
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	3,050	3,575
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,995	2,525
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	14,935	18,960
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	3,650	4,260
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	3,395	3,918
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	6,480	7,340
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	280
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)(ETM)	14,385	14,256
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	44,225	43,785
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	50	50
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,471
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	24,457
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	12,228
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	12,500	15,854
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	23,525	27,906
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	2,640	3,128
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	24,790	30,919
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/40	3,000	3,492
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/45	5,000	5,817

Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/50	6,000	6,984
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	31,900	37,476
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	12,925	15,062
Texas Water Development Board Revenue	5.000%	4/15/28	3,570	4,548
Texas Water Development Board Revenue	5.000%	10/15/28	7,090	9,024
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,593
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,597
				1,049,828
Utah (0.4%)
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,295
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,380
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,531
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	4,121
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	10,460	12,604
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	11,840	13,715
				45,646
Vermont (0.2%)
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/37	1,500	1,796
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/38	1,750	2,092
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/39	1,130	1,349
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/42	5,000	5,366
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	2,180	2,273
2 Vermont Student Assistance Corp. Education
Loan Revenue	3.653%	12/3/35	10,000	10,411
				23,287
Virgin Islands (0.2%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	4,101
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	2,250	2,601
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,800
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,433
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,010
				17,945
Virginia (1.6%)
1 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	415	568
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	6,437
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	5,062

Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,697
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,368
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,363
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,171
Gloucester County NJ Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,023
Hampton Roads VA Sanitation & Wastewater
District Revenue	4.000%	8/1/32	14,630	16,884
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,946
1 Newport News VA Industrial Development
Authority Health System Revenue	5.330%	7/1/45	17,000	18,235
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	3,000	2,993
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/30	1,000	1,155
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/35	1,295	1,451
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/35	2,000	2,268
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	4,755	5,274
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	10,000	11,028
Virginia GO	5.000%	6/1/17	7,480	7,765
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/33	2,835	3,399
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/34	3,380	4,040
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/36	7,045	8,371
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	14,539
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	15,000	17,919
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	15,454
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,703
				172,113
Washington (0.9%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.390%	8/1/16	3,900	3,900

Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	2,970
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,736
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,525
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,247
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,967
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	7,270
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,874
Snohomish County WA School District No. 4
(Lake Stevens) GO	4.000%	12/1/29	1,785	2,073
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,060	10,014
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,639
1 Washington GO TOB VRDO	0.470%	8/5/16	6,325	6,325
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/39	4,500	5,223
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	10,993
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	11,794
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,530
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	6.750%	7/1/35	820	883
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/45	2,000	2,173
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/50	2,000	2,159
				104,295
West Virginia (0.3%)
4 West Virginia Economic Development Authority
Energy Revenue (Morgantown Energy
Associates Project)	2.875%	12/15/26	6,055	6,094
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,850
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,685
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/19 (Prere.)	400	454
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,000	5,936
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,965

West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,000	2,360
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,250	2,603
				32,947
Wisconsin (2.2%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,245
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,919
Wisconsin GO	6.000%	5/1/27	17,000	19,423
Wisconsin GO	6.250%	5/1/37	20,200	23,087
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/40	5,675	6,497
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	12,209
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,617
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,819
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,776
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/39	20,000	23,464
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/34	9,300	11,156
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/44	3,155	3,724
Wisconsin Public Finance Authority Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	8,400	8,653
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/17	6,100	6,336
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	9,835	11,025
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,510
1 Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,459
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,379
1 Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,891
Wisconsin Public Finance Authority CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	14,500	18,178
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	11,214
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	7,210

Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,623
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,714
Wisconsin Public Finance Authority Revenue
(Celanese Corp.)	5.000%	12/1/25	5,000	5,854
Wisconsin Public Finance Authority Revenue
(Celanese Corp.)	4.300%	11/1/30	7,210	7,549
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/30	800	879
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,362
Wisconsin Public Finance Authority Student
Housing Revenue (Western Carolina
University Project)	5.250%	7/1/47	3,250	3,696
				247,468
Total Tax-Exempt Municipal Bonds (Cost $10,065,261)				10,933,296
			Shares
Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
6 Vanguard Municipal Cash Management Fund
(Cost $211,742)	0.414%		211,741,775	211,742

Total Investments (100.5%) (Cost $10,277,003)				11,145,038
Other Assets and Liabilities-Net (-0.5%)				(50,884)
Net Assets (100%)				11,094,154

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $230,046,000, representing 2.1% of net assets.
2 Adjustable-rate security.
3 Securities with a value of $2,352,000 have been segregated as initial margin for open futures contracts.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2016.
5 Non-income-producing security--security in default.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.

High-Yield Tax-Exempt Fund

TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

High-Yield Tax-Exempt Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	10,933,296	—
Temporary Cash Investments	211,742	—	—
Futures Contracts—Assets[1]	520	—	—
Total	212,262	10,933,296	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Ultra Long U.S. Treasury Bond	September 2016	143	27,246	154

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

High-Yield Tax-Exempt Fund

D. At July 31, 2016, the cost of investment securities for tax purposes was $10,284,746,000. Net unrealized appreciation of investment securities for tax purposes was $860,292,000, consisting of unrealized gains of $868,189,000 on securities that had risen in value since their purchase and $7,897,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (0.1%)
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.470%	8/5/16	6,370	6,370
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.460%	8/5/16 LOC	6,000	6,000
University of Alabama at Birmingham Hospital
Revenue VRDO	0.460%	8/5/16 LOC	9,750	9,750
				22,120
Alaska (0.5%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.440%	8/5/16	44,275	44,275
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.450%	8/5/16	15,200	15,200
Alaska Student Loan Corp. Education Loan
Revenue VRDO	0.480%	8/5/16 LOC	17,655	17,655
				77,130
Arizona (1.2%)
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.470%	8/5/16	21,000	21,000
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.450%	8/5/16 LOC	63,550	63,550
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.460%	8/5/16 LOC	9,625	9,625
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.460%	8/5/16 LOC	15,525	15,525
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.460%	8/5/16 LOC	9,130	9,130
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.460%	8/5/16 LOC	14,000	14,000
1 Mesa AZ Utility System Revenue TOB VRDO	0.460%	8/5/16	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.460%	8/5/16	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.540%	8/5/16	1,000	1,000
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue TOB VRDO	0.440%	8/5/16 LOC	20,085	20,085
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.470%	8/5/16	5,000	5,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.460%	8/5/16	4,000	4,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.470%	8/5/16	3,750	3,750
1 Tempe AZ Union High School District No. 213
GO TOB VRDO	0.470%	8/5/16	6,840	6,840
1 University of Arizona Revenue TOB VRDO	0.470%	8/5/16	3,300	3,300
				192,555

California (2.7%)
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.470%	8/5/16	5,570	5,570
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.440%	8/5/16 LOC	19,300	19,300
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.470%	8/5/16	5,050	5,050
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.480%	8/5/16	20,000	20,000
2 California Health Facilities Financing Authority
Revenue (Memorial Health Services) PUT	0.640%	2/24/17	14,000	14,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.470%	8/5/16	24,175	24,175
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.470%	8/5/16	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.470%	8/5/16	3,660	3,660
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.460%	8/5/16 LOC	650	650
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.470%	8/5/16	5,545	5,545
Desert Sands CA Unified School District GO	2.000%	8/1/16	2,750	2,750
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.470%	8/5/16	7,500	7,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.490%	8/5/16	6,695	6,695
Los Angeles CA TRAN	3.000%	6/29/17	117,500	119,962
Los Angeles County CA TRAN	3.000%	6/30/17	77,550	79,188
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.550%	8/5/16 LOC	31,000	31,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.550%	8/5/16 LOC	10,000	10,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.560%	8/5/16 LOC	20,000	20,000
1 Regents of the University of California Revenue
TOB VRDO	0.470%	8/5/16	15,200	15,200
1 Regents of the University of California Revenue
TOB VRDO	0.470%	8/5/16	7,600	7,600
San Francisco CA City & County International
Airport Revenue VRDO	0.440%	8/5/16 LOC	3,600	3,600
1 San Mateo County CA Community College
District GO TOB VRDO	0.470%	8/5/16	8,810	8,810
1 Sweetwater CA Unified School District GO TOB
VRDO	0.470%	8/5/16 (13)	13,600	13,600
1 West Valley-Mission CA Community College
District GO TOB VRDO	0.470%	8/5/16	8,500	8,500
				437,355
Colorado (3.6%)
1 Adams County CO COP TOB VRDO	0.480%	8/5/16	6,825	6,825
1 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.440%	8/5/16 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.490%	8/5/16 LOC	36,965	36,965
Colorado Education Loan Program Revenue	2.000%	6/29/17	37,500	37,978

Colorado Education Loan Program Revenue	5.000%	6/29/17	37,500	38,991
Colorado General Fund Revenue	2.000%	6/27/17	37,000	37,465
Colorado General Fund Revenue	3.000%	6/27/17	67,000	68,444
1 Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) TOB VRDO	0.470%	8/5/16	8,000	8,000
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.440%	8/5/16 LOC	3,500	3,500
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.470%	8/5/16	12,700	12,700
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.470%	8/5/16	13,635	13,635
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.470%	8/5/16	6,000	6,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.470%	8/5/16	7,175	7,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.450%	8/5/16	15,500	15,500
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.460%	8/5/16	25,490	25,490
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.460%	8/5/16	33,495	33,495
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.460%	8/5/16	7,610	7,610
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.460%	8/5/16	18,730	18,730
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.460%	8/5/16	8,930	8,930
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.470%	8/5/16	2,745	2,745
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.470%	8/5/16	12,705	12,705
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.450%	8/5/16 LOC	10,000	10,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.450%	8/5/16 LOC	5,000	5,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.450%	8/5/16	17,565	17,565
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.470%	8/5/16	5,895	5,895
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.470%	8/5/16	9,700	9,700
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.470%	8/5/16	10,000	10,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.470%	8/5/16	13,900	13,900
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.470%	8/5/16	6,230	6,230

1 Colorado Springs CO Utility System Revenue
TOB VRDO	0.460%	8/5/16	9,810	9,810
Colorado Springs CO Utility System Revenue
VRDO	0.440%	8/5/16	9,075	9,075
Colorado Springs CO Utility System Revenue
VRDO	0.450%	8/5/16	12,400	12,400
1 Denver CO City & County Airport Revenue TOB
VRDO	0.500%	8/5/16 LOC	25,000	25,000
1 Denver CO City & County Justice System
Facilities GO TOB VRDO	0.540%	8/5/16	7,500	7,500
2 University of Colorado Hospital Authority
Revenue PUT	0.690%	2/24/17	13,000	13,000
				579,953
Connecticut (1.1%)
1 Connecticut GO TOB VRDO	0.470%	8/5/16	2,000	2,000
Connecticut Health & Educational Facilities
Authority Revenue (Hotchkiss School) VRDO	0.460%	8/5/16	8,000	8,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.) TOB
VRDO	0.460%	8/5/16	8,000	8,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.) TOB
VRDO	0.470%	8/5/16	2,220	2,220
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.450%	8/5/16 LOC	31,400	31,400
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.440%	8/5/16	5,000	5,000
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.440%	8/5/16	5,500	5,500
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.460%	8/5/16	28,295	28,295
Hartford County CT Metropolitan District BAN	2.000%	12/1/16	95,000	95,468
				185,883
Delaware (0.1%)
New Castle County DE Student Housing
Revenue (University Courtyard Apartments)
VRDO	0.480%	8/5/16 LOC	14,395	14,395

District of Columbia (1.4%)
1 District of Columbia GO TOB VRDO	0.440%	8/5/16 LOC	22,670	22,670
District of Columbia Housing Finance Agency
Multifamily Housing Revenue (Edgewood
Terrace I) PUT	0.650%	12/1/16	7,000	7,000
District of Columbia Housing Finance Agency
Multifamily Housing Revenue (Park 7 at
Minnesota Benning Project) VRDO	0.450%	8/5/16 LOC	7,000	7,000
1 District of Columbia Income Tax Revenue TOB
VRDO	0.470%	8/5/16	9,995	9,995
1 District of Columbia Income Tax Revenue TOB
VRDO	0.480%	8/5/16	7,855	7,855
District of Columbia Revenue (American
University) VRDO	0.440%	8/5/16 LOC	10,000	10,000
District of Columbia Revenue (Georgetown
University) VRDO	0.450%	8/5/16 LOC	32,000	32,000
District of Columbia Revenue (MedStar Health,
Inc.) VRDO	0.390%	8/1/16 LOC	23,535	23,535

District of Columbia Revenue (MedStar Health,
Inc.) VRDO	0.440%	8/5/16 LOC	11,250	11,250
District of Columbia TRAN	1.500%	9/30/16	8,000	8,015
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.440%	8/5/16 LOC	33,490	33,490
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.470%	8/5/16	11,870	11,870
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.470%	8/5/16	6,190	6,190
District of Columbia Water & Sewer Authority
Public Utility Revenue VRDO	0.440%	8/5/16	21,125	21,125
District of Columbia Water & Sewer Authority
Public Utility Revenue VRDO	0.440%	8/5/16	10,000	10,000
				221,995
Florida (3.8%)
1 Broward County FL School Board COP TOB
VRDO	0.460%	8/5/16 LOC	34,100	34,100
1 Broward County FL Water and Sewer Utility
Revenue TOB VRDO	0.470%	8/5/16	5,665	5,665
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.460%	8/5/16	34,400	34,400
1 Florida Department of Management Services
COP TOB VRDO	0.470%	8/5/16	6,960	6,960
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.470%	8/5/16	175	175
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.440%	8/5/16 LOC	35,975	35,975
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.470%	8/5/16	12,000	12,000
Jacksonville FL Electric Authority Electric
System Revenue CP	0.430%	8/15/16	7,500	7,500
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.400%	8/1/16	5,400	5,400
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.450%	8/5/16	11,490	11,490
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.460%	8/5/16	8,000	8,000
Jacksonville FL Healthcare Facilities Revenue
(Mayo Clinic) CP	0.510%	8/3/16	48,000	48,000
1 Jacksonville FL Special Revenue TOB VRDO	0.470%	8/5/16	3,900	3,900
Lakeland FL Energy System Revenue	2.000%	10/1/16	3,540	3,549
Lakeland FL Energy System Revenue	5.000%	10/1/16 (Prere.)	5,160	5,198
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	0.470%	8/5/16	10,000	10,000
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	0.480%	8/5/16	3,750	3,750
1 Miami-County FL Transit Sales Surtax Revenue
TOB VRDO	0.470%	8/5/16	7,600	7,600
1 Miami-Dade County FL School Board COP TOB
VRDO	0.440%	8/5/16 LOC	20,300	20,300
Miami-Dade County FL Seaport Revenue VRDO	0.460%	8/5/16 LOC	106,820	106,820
North Broward FL Hospital District Revenue
VRDO	0.440%	8/5/16 LOC	78,240	78,240
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.450%	8/5/16 LOC	4,430	4,430

Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.450%	8/5/16 LOC	18,700	18,700
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.450%	8/5/16 LOC	9,140	9,140
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.470%	8/5/16	855	855
1 Orange County FL School Board COP TOB
VRDO	0.470%	8/5/16	19,070	19,070
Orlando FL Utility Commission Utility System
Revenue VRDO	0.430%	8/5/16	52,265	52,265
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.510%	8/5/16 LOC	10,720	10,720
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.420%	8/5/16 LOC	6,600	6,600
Palm Beach County FL Revenue (Norton
Gallery) VRDO	0.420%	8/5/16 LOC	3,000	3,000
Palm Beach County FL School Board COP PUT	5.000%	8/1/16 (Prere.)	8,500	8,500
1 Palm Beach County FL School Board COP TOB
VRDO	0.500%	8/5/16	2,935	2,935
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.490%	8/5/16	8,955	8,955
2 Tampa FL Health System Revenue (BayCare
Health System)	0.740%	2/24/17	13,500	13,500
1 Tampa Health System Revenue TOB VRDO	0.470%	8/5/16	4,800	4,800
				612,492
Georgia (1.6%)
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.470%	8/5/16	23,865	23,865
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project) VRDO	0.480%	8/5/16 LOC	7,900	7,900
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.450%	8/5/16 LOC	25,000	25,000
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.450%	8/5/16 LOC	6,600	6,600
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.470%	8/5/16	11,990	11,990
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.470%	8/5/16	22,835	22,835
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.450%	8/5/16 LOC	51,200	51,200
Fulton County GA TAN	1.000%	12/30/16	67,000	67,121
Georgia GO	5.000%	11/1/16	2,480	2,508
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.470%	8/5/16	5,635	5,635
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.440%	8/5/16	28,400	28,400
				253,054

Hawaii (0.4%)
2 Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	0.890%	2/24/17 (12)	19,225	19,225
2 Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	0.890%	2/24/17	41,480	41,480
Hawaii GO	5.000%	4/1/17 (Prere.)	4,380	4,509
				65,214
Idaho (0.5%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.460%	8/5/16	29,245	29,245
Idaho TAN	2.000%	6/30/17	50,000	50,580
				79,825
Illinois (4.7%)
Channahon IL Revenue (Morris Hospital) VRDO	0.460%	8/5/16 LOC	3,470	3,470
Channahon IL Revenue (Morris Hospital) VRDO	0.460%	8/5/16 LOC	4,515	4,515
Channahon IL Revenue (Morris Hospital) VRDO	0.460%	8/5/16 LOC	4,880	4,880
Channahon IL Revenue (Morris Hospital) VRDO	0.460%	8/5/16 LOC	4,960	4,960
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.520%	8/5/16	12,000	12,000
Illinois Development Finance Authority Revenue
(American College of Surgeons) VRDO	0.440%	8/5/16 LOC	24,582	24,582
Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.420%	8/5/16 LOC	16,000	16,000
Illinois Development Finance Authority Revenue
(McCormick Theological Seminary) VRDO	0.440%	8/5/16 LOC	17,935	17,935
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.420%	8/1/16 LOC	5,000	5,000
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.420%	8/5/16 LOC	20,986	20,986
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.440%	9/1/16 LOC	21,143	21,143
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.450%	8/5/16 LOC	5,000	5,000
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.440%	8/5/16 LOC	14,900	14,900
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.470%	8/5/16	5,200	5,200
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.460%	8/5/16	2,893	2,893
2 Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.740%	2/24/17	6,500	6,500
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.700%	7/25/17	3,000	3,000
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.470%	8/5/16	2,250	2,250
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.470%	8/5/16	30,290	30,290
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.430%	8/5/16	66,640	66,640
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.450%	8/5/16	9,525	9,525
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.440%	8/5/16 LOC	28,385	28,385

1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.470%	8/5/16	13,125	13,125
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.420%	8/5/16 LOC	21,000	21,000
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.470%	8/5/16 LOC	4,480	4,480
Illinois Finance Authority Revenue (Illinois
College) VRDO	0.440%	8/5/16 LOC	5,990	5,990
Illinois Finance Authority Revenue (Museum of
Contemporary Art) VRDO	0.450%	8/5/16 LOC	24,600	24,600
1 Illinois Finance Authority Revenue (NorthShore
University Health System) TOB VRDO	0.470%	8/5/16	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.470%	8/5/16	6,000	6,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.370%	8/1/16	9,590	9,590
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.430%	8/5/16	61,000	61,000
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.440%	8/5/16 LOC	10,990	10,990
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.470%	8/5/16	10,200	10,200
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.460%	8/5/16	15,900	15,900
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.460%	8/5/16	14,334	14,334
Illinois GO VRDO	0.440%	8/5/16 LOC	18,000	18,000
Illinois GO VRDO	0.440%	8/5/16 LOC	17,000	17,000
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.440%	8/5/16 LOC	33,400	33,400
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.450%	8/5/16	2,970	2,970
Illinois Housing Development Authority Revenue
(Lakeshore Plaza) VRDO	0.450%	8/5/16	23,070	23,070
Illinois Housing Development Authority Revenue
(Larkin Village) VRDO	0.480%	8/5/16	11,650	11,650
Illinois Toll Highway Authority Revenue VRDO	0.450%	8/5/16 LOC	9,500	9,500
Illinois Toll Highway Authority Revenue VRDO	0.460%	8/5/16	59,305	59,305
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.470%	8/5/16	8,995	8,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.540%	8/5/16	14,900	14,900
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.450%	8/5/16 LOC	55,000	55,000
				765,428
Indiana (4.5%)
DeKalb County IN Economic Development
Revenue (New Process Steel, LP Project)
VRDO	0.520%	8/5/16 LOC	5,000	5,000
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.520%	8/5/16 LOC	26,000	26,000
1 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) TOB VRDO	0.470%	8/5/16	2,500	2,500

1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
TOB VRDO	0.480%	8/5/16	12,000	12,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.420%	8/5/16 LOC	39,315	39,315
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.430%	8/5/16 LOC	18,005	18,005
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.440%	8/5/16 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.450%	8/5/16	26,825	26,825
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.450%	8/5/16	40,900	40,900
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.450%	8/5/16 LOC	4,000	4,000
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.450%	8/5/16 LOC	9,075	9,075
Indiana Municipal Power Agency Revenue
VRDO	0.440%	8/5/16 LOC	855	855
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.640%	8/5/16	13,360	13,360
Lawrenceburg IN Pollution Control Revenue
VRDO	0.430%	8/5/16 LOC	5,500	5,500
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.350%	8/2/16	480,000	480,000
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.440%	8/5/16 LOC	30,255	30,255
				723,590
Iowa (0.1%)
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.440%	8/5/16	20,000	20,000

Kansas (0.8%)
3 Kansas Department of Transportation Highway
Revenue	0.503%	9/1/16	17,500	17,502
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.460%	8/5/16	1,600	1,600
Kansas Department of Transportation Highway
Revenue VRDO	0.400%	8/5/16	8,945	8,945
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.470%	8/5/16	9,225	9,225
Leawood KS GO	2.000%	9/1/16	5,000	5,007
Wichita KS GO	1.000%	10/15/16	26,400	26,400
Wichita KS GO	0.875%	4/15/17	6,465	6,467
Wyandotte County/Kansas City KS Unified
Government GO	1.000%	3/1/17	60,470	60,496
				135,642
Kentucky (1.2%)
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.430%	8/5/16	29,950	29,950

1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.470%	8/5/16	6,130	6,130
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System BAN	5.000%	11/22/16	148,850	150,812
				186,892
Louisiana (0.6%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.430%	8/5/16 LOC	13,905	13,905
St. James Parish LA Revenue (NuStar Logistics
LP Project) VRDO	0.460%	8/5/16 LOC	55,440	55,440
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.460%	8/5/16 LOC	34,300	34,300
				103,645
Maryland (1.8%)
1 Baltimore MD GO TOB VRDO	0.470%	8/5/16	7,500	7,500
1 BlackRock Maryland Municipal Bond Trust
VRDO	0.530%	8/5/16 LOC	9,800	9,800
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.520%	8/5/16	2,540	2,540
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.520%	8/5/16	4,435	4,435
Maryland GO	5.000%	3/15/17	1,245	1,280
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System) TOB VRDO	0.470%	8/5/16	6,665	6,665
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.470%	8/5/16	10,465	10,465
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.450%	8/5/16 LOC	58,865	58,865
Montgomery County MD GO CP	0.420%	8/3/16	40,000	40,000
Montgomery County MD GO CP	0.460%	8/18/16	4,100	4,100
Montgomery County MD GO CP	0.480%	9/6/16	25,000	25,000
Montgomery County MD GO CP	0.490%	9/6/16	36,700	36,700
Montgomery County MD GO CP	0.500%	9/8/16	50,000	50,000
Montgomery County MD Revenue (CHE Trinity
Health Credit Group) PUT	0.600%	9/1/16	24,500	24,500
University System of Maryland Auxiliary Facility
& Tuition Revenue	5.000%	10/1/16 (Prere.)	5,485	5,525
Washington Suburban Sanitation District
Maryland GO VRDO	0.450%	8/5/16	6,400	6,400
				293,775
Massachusetts (1.7%)
Massachusetts Bay Transportation Authority
General Transportation Revenue VRDO	0.440%	8/5/16	53,115	53,115
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT	0.640%	2/24/17	8,220	8,220
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.490%	8/5/16 LOC	18,265	18,265
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	1,090	1,092
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) TOB VRDO	0.460%	8/5/16	2,000	2,000
1 Massachusetts GO TOB VRDO	0.460%	8/5/16	1,325	1,325

1 Massachusetts GO TOB VRDO	0.470%	8/5/16	3,750	3,750
1 Massachusetts GO TOB VRDO	0.470%	8/5/16	3,750	3,750
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.430%	8/5/16	42,730	42,730
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.430%	8/5/16	3,800	3,800
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.480%	8/5/16 LOC	8,700	8,700
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.460%	8/5/16	2,300	2,300
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.470%	8/5/16	5,000	5,000
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.470%	8/5/16	4,125	4,125
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.460%	8/5/16	7,300	7,300
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.470%	8/5/16	7,500	7,500
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.470%	8/5/16	5,000	5,000
Massachusetts Water Resources Authority
Revenue VRDO	0.450%	8/5/16	8,300	8,300
Massachusetts Water Resources Authority
Revenue VRDO	0.470%	8/5/16	30,745	30,745
2 University of Massachusetts Building Authority
Revenue PUT	0.740%	2/24/17	62,665	62,665
				279,682
Michigan (3.2%)
2 Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	0.690%	2/24/17	26,255	26,255
1 Michigan Building Authority Revenue TOB
VRDO	0.540%	8/5/16	5,670	5,670
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.470%	8/5/16 LOC	15,000	15,000
Michigan Finance Authority Revenue (Trinity
Health Credit Group) PUT	0.600%	9/1/16	7,730	7,730
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.440%	8/5/16	22,000	22,000
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.450%	8/5/16	10,000	10,000
Michigan Hospital Finance Authority Revenue
(Trinity Health) CP	0.440%	9/6/16	77,755	77,755
Michigan Hospital Finance Authority Revenue
(Trinity Health) VRDO	0.440%	8/5/16	13,880	13,880
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.460%	8/5/16	55,650	55,650
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.480%	8/5/16	109,140	109,140
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.500%	8/5/16	71,450	71,450
Michigan State University Board of Trustees
General Revenue VRDO	0.440%	8/5/16	13,095	13,095
Michigan State University Board of Trustees
General Revenue VRDO	0.440%	8/5/16	32,200	32,200

Michigan State University Board of Trustees
General Revenue VRDO	0.440%	8/5/16	35,800	35,800
Michigan State University Revenue CP	0.400%	8/5/16	7,770	7,770
Michigan State University Revenue CP	0.440%	9/7/16	10,000	10,000
1 University of Michigan Revenue TOB VRDO	0.460%	8/5/16	1,400	1,400
1 University of Michigan Revenue TOB VRDO	0.470%	8/5/16	6,190	6,190
				520,985
Minnesota (0.7%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.470%	8/5/16 LOC	20,000	20,000
Minnesota GO	3.000%	8/1/16	7,750	7,750
1 Minnesota GO TOB VRDO	0.470%	8/5/16	3,510	3,510
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.450%	8/5/16	4,500	4,500
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.470%	8/5/16	22,900	22,900
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.470%	8/5/16	10,600	10,600
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.470%	8/5/16	1,015	1,015
St. Paul MN Housing & Redevelopment
Authority Revenue (Highland Ridge Project)
VRDO	0.440%	8/5/16 LOC	5,250	5,250
University of Minnesota Revenue CP	0.410%	8/1/16	27,000	27,000
1 Western Minnesota Municipal Power Agency
Revenue TOB VRDO	0.470%	8/5/16	6,665	6,665
				109,190
Mississippi (1.0%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.400%	8/1/16	6,000	6,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.440%	8/5/16	70,000	70,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.440%	8/5/16	13,000	13,000
Mississippi Business Finance Corp. Mississippi
Gulf Opportunity Zone (Chevron USA Inc.
Project) VRDO	0.400%	8/1/16	18,200	18,200
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Coliseum) VRDO	0.470%	8/5/16 LOC	1,000	1,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.440%	8/5/16	16,450	16,450
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.440%	8/5/16	40,000	40,000
				164,650
Missouri (3.5%)
Curators of the University of Missouri System
Facilities Revenue CP	0.420%	8/4/16	25,000	25,000
Curators of the University of Missouri System
Facilities Revenue CP	0.440%	8/17/16	14,640	14,640
Kansas City MO Special Obligation Revenue	3.000%	10/1/16	4,460	4,477

	Kansas City MO Special Obligation Revenue	3.000%	10/1/16	11,305	11,349
	Missouri Development Finance Board Cultural
	Facilities Revenue (Nelson Gallery
	Foundation) VRDO	0.370%	8/1/16	18,150	18,150
	Missouri Health & Education Facilities Authority
	Health Facilities CP	0.480%	8/9/16	25,000	25,000
	Missouri Health & Educational Facilities
	Authority Health Facilities CP	0.480%	8/9/16	30,000	30,000
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) TOB VRDO	0.470%	8/5/16	7,500	7,500
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.430%	8/5/16	79,800	79,800
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.430%	8/5/16	60,895	60,895
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.430%	8/5/16	77,900	77,900
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.440%	8/5/16	39,925	39,925
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.440%	8/5/16	50,000	50,000
	Missouri Health & Educational Facilities
	Authority Revenue (Ascension Health Credit
	Group) VRDO	0.440%	8/5/16	22,510	22,510
	Missouri Health & Educational Facilities
	Authority Revenue (St. Louis University)
	VRDO	0.400%	8/1/16 LOC	2,975	2,975
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.470%	8/5/16	11,395	11,395
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.470%	8/5/16	5,570	5,570
	St. Joseph MO Industrial Development Authority
	Health Facilities Revenue (Heartland Regional
	Medical Center) VRDO	0.400%	8/1/16 LOC	28,270	28,270
	St. Louis County MO TAN	2.000%	4/1/17	31,740	32,028
	St. Louis MO General Fund Revenue	2.000%	6/1/17	9,500	9,594
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.460%	8/5/16	2,670	2,670
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.470%	8/5/16	1,670	1,670
					561,318
Multiple States (10.3%)
1,4 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.470%	8/5/16 LOC	49,959	49,959
1,4 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.470%	8/5/16 LOC	301,840	301,840
4	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.470%	8/5/16 LOC	41,070	41,070
4	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.470%	8/5/16 LOC	10,505	10,505

4	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.470%	8/5/16 LOC	11,360	11,360
1,4 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.490%	8/5/16 LOC	32,160	32,160
4	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.510%	8/5/16 LOC	14,570	14,570
	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.520%	8/5/16 LOC	124,800	124,800
	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.520%	8/5/16 LOC	127,700	127,700
	Nuveen Enhanced Municipal Credit
	Opportunities Fund VRDP VRDO	0.560%	8/5/16 LOC	94,700	94,700
1	Nuveen Enhanced Municipal Credit
	Opportunities Fund VRDP VRDO	0.570%	8/5/16 LOC	180,000	180,000
	Nuveen Enhanced Municipal Credit
	Opportunities Fund VRDP VRDO	0.570%	8/5/16 LOC	176,400	176,400
1	Nuveen Investment Quality Municipal Fund, Inc.
	VRDP VRDO	0.600%	8/5/16 LOC	100,000	100,000
1	Nuveen Municipal Market Opportunity Fund
	VRDP VRDO	0.560%	8/5/16 LOC	29,900	29,900
1	Nuveen Premier Municipal Income Fund, Inc.
	VRDP VRDO	0.600%	8/5/16 LOC	118,000	118,000
1	Nuveen Premium Income Municipal Fund 2, Inc.
	VRDP VRDO	0.600%	8/5/16 LOC	94,000	94,000
1	Nuveen Select Quality Municipal Fund, Inc.
	VRDP VRDO	0.600%	8/5/16 LOC	92,400	92,400
1	Western Asset Managed Municipals Fund Inc.
	VRDP VRDO	0.530%	8/5/16 LOC	39,575	39,575
1	Western Asset Municipal Partners Fund Inc.
	VRDP VRDO	0.530%	8/5/16 LOC	25,100	25,100
					1,664,039
Nebraska (1.1%)
	Douglas County NE GO	4.000%	12/15/16	2,385	2,415
	Lincoln NE Electric System Revenue CP	0.420%	8/18/16	7,250	7,250
	Lincoln NE Electric System Revenue CP	0.450%	8/23/16	15,500	15,500
1	Nebraska Investment Finance Authority
	Multifamily Housing Revenue (Riverbend
	Apartments Project) VRDO	0.470%	8/5/16 LOC	5,635	5,635
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	0.440%	8/5/16	102,605	102,605
1	Omaha NE Public Power District Separate
	Electric Revenue TOB VRDO	0.460%	8/5/16 (13)	34,610	34,610
1	University of Nebraska Student Fee Revenue
	TOB VRDO	0.480%	8/5/16	4,100	4,100
					172,115
Nevada (1.5%)
	Clark County NV Economic Development
	Revenue (Opportunity Village Foundation
	Project) VRDO	0.440%	8/5/16 LOC	16,400	16,400
1	Clark County NV Water Reclamation District GO
	TOB VRDO	0.470%	8/5/16	10,505	10,505
1	Las Vegas NV GO TOB VRDO	0.470%	8/5/16	8,330	8,330
1	Las Vegas NV GO TOB VRDO	0.480%	8/5/16	10,850	10,850
	Las Vegas Valley Water District Nevada GO CP	0.470%	8/1/16	22,000	22,000
	Las Vegas Valley Water District Nevada GO CP	0.470%	8/2/16	22,540	22,540
	Las Vegas Valley Water District Nevada GO CP	0.440%	8/5/16	25,760	25,760

Las Vegas Valley Water District Nevada GO CP	0.440%	8/8/16	32,000	32,000
Las Vegas Valley Water District Nevada GO CP	0.450%	8/9/16	38,000	38,000
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.470%	8/5/16	16,500	16,500
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.470%	8/5/16	7,185	7,185
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.470%	8/5/16	22,475	22,475
1 Nevada GO TOB VRDO	0.460%	8/5/16	10,800	10,800
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.590%	8/5/16 LOC	7,440	7,440
				250,785
New Hampshire (0.2%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.470%	8/5/16	10,000	10,000
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.470%	8/5/16	8,000	8,000
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.480%	8/5/16	6,945	6,945
				24,945
New Jersey (2.8%)
Branchburg Township NJ BAN	2.000%	10/7/16	2,504	2,511
Burlington County NJ Bridge Commission
Revenue	2.000%	12/1/16	12,850	12,904
Cherry Hill Township NJ BAN	2.000%	10/20/16	16,094	16,145
Cliffside Park NJ BAN	2.000%	7/21/17	4,870	4,931
Clifton NJ BAN	2.000%	10/12/16	7,520	7,544
Cranford NJ BAN	2.000%	1/27/17	4,850	4,882
Fair Lawn NJ BAN	2.000%	9/16/16	9,015	9,034
Freehold Township NJ BAN	2.000%	11/18/16	4,135	4,153
Hudson County NJ Improvement Authority
Pooled Revenue	1.750%	11/11/16	40,000	40,139
Mahwah Township NJ BAN	2.000%	8/5/16	5,550	5,551
Mahwah Township NJ BAN	2.000%	10/7/16	2,900	2,909
5 Monroe Township NJ BAN	2.000%	8/3/17	17,528	17,743
Mount Laurel Township NJ BAN	2.000%	3/8/17	4,880	4,919
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.570%	8/5/16 LOC	8,000	8,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.510%	8/5/16 LOC	13,000	13,000
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.510%	8/5/16 LOC	4,700	4,700
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) PUT	0.480%	9/1/16	7,500	7,500
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.470%	8/5/16 LOC	3,800	3,800
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.490%	8/5/16 LOC	2,505	2,505
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.450%	8/5/16	15,540	15,540

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.470%	8/5/16	4,200	4,200
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.480%	8/5/16	46,625	46,625
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.500%	8/5/16	3,500	3,500
North Bergen Township NJ BAN	2.000%	3/31/17	22,435	22,612
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.550%	8/5/16 LOC	48,000	48,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.550%	8/5/16 LOC	27,000	27,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.550%	8/5/16 LOC	26,700	26,700
Paramus Borough NJ BAN	2.000%	2/17/17	13,988	14,091
Rahway NJ BAN	2.000%	8/5/16	7,400	7,401
Rockaway NJ BAN	2.000%	11/18/16	5,005	5,027
Secaucus NJ BAN	1.500%	8/10/16	2,715	2,716
Secaucus NJ BAN	2.000%	1/6/17	2,215	2,226
Somerset County NJ BAN	2.000%	9/22/16	15,400	15,435
Sussex County NJ BAN	2.250%	6/28/17	4,295	4,354
Sussex County NJ GO	2.000%	9/23/16	3,375	3,382
1 Union County NJ Utilities Authority Revenue
TOB VRDO	0.480%	8/5/16	4,800	4,800
Woodbridge Township NJ BAN	1.500%	8/19/16	7,370	7,374
Woodbridge Township NJ BAN	2.000%	8/19/16	15,000	15,012
				448,865
New Mexico (0.5%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.470%	8/5/16	39,395	39,395
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.450%	8/5/16	13,405	13,405
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.450%	8/5/16	23,900	23,900
				76,700
New York (11.4%)
1 New York City NY GO TOB VRDO	0.460%	8/5/16	23,090	23,090
1 New York City NY GO TOB VRDO	0.470%	8/5/16	8,250	8,250
New York City NY GO VRDO	0.390%	8/1/16 LOC	16,350	16,350
New York City NY GO VRDO	0.400%	8/1/16	3,000	3,000
New York City NY GO VRDO	0.400%	8/1/16	5,100	5,100
New York City NY GO VRDO	0.420%	8/5/16 LOC	53,580	53,580
New York City NY GO VRDO	0.450%	8/5/16 LOC	8,270	8,270
New York City NY GO VRDO	0.450%	8/5/16 LOC	14,465	14,465
New York City NY GO VRDO	0.460%	8/5/16 LOC	37,500	37,500
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.450%	8/5/16 LOC	18,000	18,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.440%	8/5/16	35,840	35,840

New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.470%	8/5/16 LOC	11,900	11,900
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.450%	8/5/16 LOC	12,925	12,925
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.460%	8/5/16 LOC	3,600	3,600
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.470%	8/5/16 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.450%	8/5/16	103,200	103,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.450%	8/5/16 LOC	25,200	25,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.460%	8/5/16 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.460%	8/5/16 LOC	7,500	7,500
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.450%	8/5/16 LOC	21,400	21,400
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.490%	8/5/16 LOC	34,000	34,000
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	0.450%	8/5/16 LOC	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.470%	8/5/16	6,800	6,800
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.470%	8/5/16	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.480%	8/5/16	16,800	16,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	6,215	6,215
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	9,300	9,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	1,700	1,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	10,800	10,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.400%	8/1/16	5,000	5,000

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.440%	8/5/16	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.440%	8/5/16	7,000	7,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.440%	8/5/16	19,800	19,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.460%	8/5/16	40,000	40,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.460%	8/5/16	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.470%	8/5/16	18,200	18,200
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.470%	8/5/16	31,500	31,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.460%	8/5/16	6,200	6,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.470%	8/5/16	1,500	1,500
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.440%	8/5/16	102,700	102,700
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.490%	8/5/16	16,300	16,300
New York Metropolitan Transportation Authority
BAN	0.500%	8/1/16	90,000	90,000
New York Metropolitan Transportation Authority
BAN	5.000%	8/1/16	90,000	90,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.460%	8/5/16 (13)	42,605	42,605
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.440%	8/5/16 LOC	16,500	16,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.430%	8/5/16 LOC	45,200	45,200
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.450%	8/5/16 LOC	25,240	25,240
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.440%	8/5/16 LOC	3,835	3,835
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.460%	8/5/16	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.470%	8/5/16	13,000	13,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.470%	8/5/16	15,210	15,210
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.470%	8/5/16	1,875	1,875
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.470%	8/5/16	6,425	6,425
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.440%	8/5/16	2,275	2,275
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.440%	8/5/16 LOC	14,070	14,070

New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.430%	8/5/16 LOC	17,655	17,655
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.470%	8/5/16	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.440%	8/5/16 LOC	27,800	27,800
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.450%	8/5/16 LOC	71,400	71,400
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	0.480%	8/5/16 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.430%	8/5/16 LOC	1,200	1,200
New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	0.420%	8/5/16 LOC	94,640	94,640
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.450%	8/5/16 LOC	18,500	18,500
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.470%	8/5/16 LOC	35,000	35,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.460%	8/5/16 LOC	16,800	16,800
New York State Housing Finance Agency
Housing Revenue (East 92nd Street) VRDO	0.480%	8/5/16 LOC	11,000	11,000
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.450%	8/5/16 LOC	8,300	8,300
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.480%	8/5/16 LOC	6,700	6,700
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.450%	8/5/16 LOC	13,000	13,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.440%	8/5/16 LOC	15,000	15,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.460%	8/5/16 LOC	4,285	4,285
New York State Local Government Assistance
Corp. Revenue VRDO	0.450%	8/5/16	39,000	39,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.460%	8/5/16	61,305	61,305
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.430%	8/5/16	18,000	18,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.460%	8/5/16	10,000	10,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.480%	8/5/16	17,860	17,860
New York State Power Authority Revenue CP	0.470%	8/18/16	6,332	6,332
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	3,210	3,300
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.460%	8/5/16	1,600	1,600
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.460%	8/5/16	15,400	15,400
North Hempstead NY BAN	2.250%	4/4/17	7,500	7,571
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.520%	8/5/16 LOC	27,500	27,500

Pittsford NY Central School District BAN	2.000%	2/10/17	7,000	7,052
Port Authority of New York & New Jersey
Revenue CP	0.500%	8/18/16	17,000	17,000
Port Authority of New York & New Jersey
Revenue CP	0.460%	9/27/16	19,275	19,275
5 Rensselaer County NY GO	2.000%	8/11/17	9,600	9,719
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.470%	8/5/16 LOC	4,825	4,825
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.430%	8/5/16 LOC	1,920	1,920
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.450%	8/5/16 LOC	24,310	24,310
Ulster County NY BAN	2.000%	11/23/16	8,810	8,850
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.470%	8/5/16	24,500	24,500
				1,850,459
North Carolina (2.4%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.450%	8/5/16	55,705	55,705
Charlotte NC Airport Revenue VRDO	0.460%	8/5/16 LOC	2,900	2,900
Charlotte NC CP	0.580%	10/4/16	12,137	12,137
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.460%	8/5/16	7,465	7,465
2 Mecklenburg County NC GO PUT	0.690%	2/24/17	67,835	67,835
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.470%	8/18/16	11,737	11,737
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.460%	9/7/16	5,865	5,865
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.470%	8/5/16	3,395	3,395
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.470%	8/5/16	2,285	2,285
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.470%	8/5/16	2,495	2,495
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.530%	8/5/16 LOC	10,910	10,910
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.530%	8/5/16 LOC	9,050	9,050
North Carolina Educational Facilities Finance
Agency Revenue (Duke University) VRDO	0.440%	8/5/16	21,485	21,485
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.460%	8/5/16 LOC	15,200	15,200
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.460%	8/5/16 LOC	6,095	6,095
2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	0.640%	2/24/17	22,000	22,000
1 North Carolina Revenue TOB VRDO	0.460%	8/5/16	2,900	2,900
Raleigh Durham NC Airport Authority Revenue
VRDO	0.430%	8/5/16 LOC	12,930	12,930
Raleigh NC Combined Enterprise System
Revenue VRDO	0.460%	8/5/16	21,490	21,490

Raleigh NC Combined Enterprise System
Revenue VRDO	0.460%	8/5/16	47,485	47,485
Raleigh NC Limited Obligated Revenue VRDO	0.430%	8/5/16	30,955	30,955
University of North Carolina & North Carolina
State University System Revenue CP	0.430%	9/6/16	18,500	18,500
				390,819
North Dakota (0.1%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.450%	8/5/16	19,950	19,950

Ohio (2.6%)
Akron OH Income Tax Revenue	1.250%	12/15/16	7,000	7,014
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.420%	8/1/16 LOC	1,960	1,960
Athens County OH Port Authority Housing
Revenue VRDO	0.460%	8/5/16 LOC	1,600	1,600
Avon Lake OH BAN	2.000%	7/12/17	25,496	25,797
Avon OH BAN	1.500%	1/26/17	1,310	1,315
Avon OH GO	1.250%	1/26/17	2,000	2,006
Butler County OH Capital Funding Revenue
VRDO	0.440%	8/5/16 LOC	5,205	5,205
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.440%	8/5/16	15,900	15,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.440%	8/5/16	16,750	16,750
Columbus OH GO VRDO	0.430%	8/5/16	1,150	1,150
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.440%	8/5/16 LOC	12,420	12,420
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.440%	8/5/16 LOC	11,430	11,430
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.440%	8/5/16 LOC	4,580	4,580
Fairborn OH BAN	1.250%	3/23/17	2,000	2,007
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	0.440%	8/5/16	13,655	13,655
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.450%	8/5/16	5,620	5,620
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.460%	8/5/16 LOC	4,925	4,925
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.430%	8/5/16	15,515	15,515
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.440%	8/5/16	2,900	2,900
Highland Heights OH BAN	2.000%	6/15/17	2,750	2,779
Huber Heights OH BAN	2.000%	6/1/17	9,063	9,148
Independence OH BAN	2.000%	4/13/17	3,000	3,025
Kenston OH Local School District GO	1.000%	9/15/16	2,500	2,502
Lakewood OH BAN	1.250%	4/4/17	1,600	1,606
Middleburg Heights OH BAN	2.000%	7/25/17	1,240	1,253
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.450%	8/5/16 LOC	3,400	3,400

1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.470%	8/5/16	3,500	3,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.380%	8/1/16	5,400	5,400
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.560%	8/5/16 LOC	43,000	43,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.430%	8/5/16 LOC	5,550	5,550
Ohio Common Schools GO VRDO	0.450%	8/5/16	25,470	25,470
Ohio GO VRDO	0.430%	8/5/16	28,935	28,935
Ohio GO VRDO	0.460%	8/5/16	5,130	5,130
Ohio GO VRDO	0.460%	8/5/16	2,885	2,885
Ohio GO VRDO	0.460%	8/5/16	8,375	8,375
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.480%	8/17/16	28,500	28,500
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.470%	9/13/16	11,000	11,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.360%	8/1/16	6,250	6,250
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.380%	8/1/16	5,000	5,000
1 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) TOB VRDO	0.490%	8/5/16 (13)	1,665	1,665
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.450%	8/5/16	6,800	6,800
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.500%	8/5/16	1,895	1,895
Ohio Infrastructure Improvement GO VRDO	0.460%	8/5/16	4,115	4,115
Ohio State University General Receipts
Revenue CP	0.500%	8/17/16	10,030	10,030
1 Ohio State University General Receipts
Revenue TOB VRDO	0.500%	8/5/16	5,750	5,750
1 Ohio State University General Receipts
Revenue TOB VRDO	0.500%	8/5/16	5,750	5,750
Ohio State University General Receipts
Revenue VRDO	0.450%	8/5/16	13,495	13,495
Springboro OH BAN	1.500%	1/26/17	1,500	1,506
Toledo-Lucas County OH Port Authority Airport
Development Revenue (Flight Safety
International Inc.) VRDO	0.450%	8/5/16	2,000	2,000
Union County OH BAN	1.250%	3/29/17	1,900	1,907
Union Township OH BAN	1.500%	9/8/16	4,000	4,004
				413,374
Oklahoma (0.1%)
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.470%	8/5/16 (13)	23,300	23,300

Oregon (1.0%)
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.450%	8/5/16 LOC	16,805	16,805

Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.460%	8/5/16	38,535	38,535
Oregon GO	5.000%	11/1/16	2,000	2,023
Oregon GO (Veterans Welfare) VRDO	0.370%	8/1/16	1,000	1,000
Oregon GO (Veterans Welfare) VRDO	0.430%	8/5/16	3,585	3,585
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.520%	8/5/16	7,615	7,615
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.450%	8/5/16	6,640	6,640
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.470%	8/5/16	13,140	13,140
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.510%	8/5/16	15,000	15,000
Oregon TAN	2.000%	6/30/17	52,500	53,171
				157,514
Pennsylvania (0.8%)
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.470%	8/1/16	18,600	18,600
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.510%	8/5/16	14,900	14,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.510%	8/5/16	11,500	11,500
Emmaus PA General Authority Revenue VRDO	0.440%	8/5/16 LOC	11,000	11,000
Emmaus PA General Authority Revenue VRDO	0.450%	8/5/16 LOC	7,000	7,000
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.560%	8/5/16 LOC	17,000	17,000
Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.560%	8/5/16 LOC	34,800	34,800
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.470%	8/5/16	1,250	1,250
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.540%	8/5/16	3,875	3,875
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.480%	8/5/16	6,535	6,535
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.480%	8/5/16	900	900
				127,360
Rhode Island (0.4%)
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.480%	8/5/16 LOC	3,370	3,370
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.480%	8/5/16 LOC	6,715	6,715
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.430%	8/5/16	33,745	33,745

Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.440%	8/5/16	24,980	24,980
				68,810
South Carolina (0.4%)
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.470%	8/5/16	1,550	1,550
1 Charleston SC Waterworks & Sewer Capital
Improvement Revenue TOB VRDO	0.460%	8/5/16	3,000	3,000
Greenville County SC Hospital System Revenue
VRDO	0.440%	8/5/16 LOC	5,295	5,295
Lancaster County SC School District BAN	1.500%	3/15/17	25,000	25,126
South Carolina Educational Facilities Authority
Revenue (Columbia College) VRDO	0.490%	8/5/16 LOC	4,600	4,600
South Carolina Jobs Economic Development
Authority Revenue (Heathwood Hall Episcopal
School) VRDO	0.420%	8/5/16 LOC	1,700	1,700
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.440%	8/5/16 LOC	20,035	20,035
University of South Carolina School of Medicine
Educational Trust Healthcare Facilities
Revenue VRDO	0.420%	8/5/16 LOC	3,765	3,765
				65,071
South Dakota (0.3%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.440%	8/5/16	27,555	27,555
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.450%	8/5/16	22,000	22,000
				49,555
Tennessee (3.2%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.450%	8/5/16 LOC	4,400	4,400
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.450%	8/5/16	16,600	16,600
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.450%	8/5/16 LOC	9,825	9,825
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	0.640%	3/6/17	12,500	12,500
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	0.620%	4/16/17	37,500	37,500
1 Metropolitan Government of Nashville &
Davidson County TN GO TOB VRDO	0.460%	8/5/16	7,500	7,500
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.470%	8/5/16	8,250	8,250
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.470%	8/5/16	6,250	6,250

Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.450%	8/5/16 LOC	4,200	4,200
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.450%	8/5/16	21,900	21,900
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.500%	8/5/16 LOC	9,900	9,900
Shelby County TN GO VRDO	0.450%	8/5/16	159,490	159,490
Tennessee GO CP	0.520%	8/23/16	20,000	20,000
Tennessee GO CP	0.540%	9/8/16	40,000	40,000
Tennessee GO CP	0.480%	9/14/16	25,000	25,000
Tennessee GO CP	0.550%	9/15/16	63,250	63,250
Tennessee GO CP	0.560%	9/27/16	30,000	30,000
Tennessee GO CP	0.570%	10/4/16	15,600	15,600
1 Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)
TOB VRDO	0.470%	8/5/16	19,040	19,040
				511,205
Texas (7.9%)
Austin TX Electric Utility System Revenue	5.000%	11/15/16 (Prere.)	4,610	4,668
Austin TX Water & Wastewater System
Revenue VRDO	0.450%	8/5/16 LOC	4,770	4,770
Dallas Area Rapid Transit Sales Tax Revenue
CP	0.500%	10/5/16	10,500	10,500
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.470%	8/5/16	5,500	5,500
Dallas TX Performing Arts Cultural Facilities
(Dallas Center Foundation) VRDO	0.450%	8/5/16 LOC	7,700	7,700
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.550%	9/19/16	61,000	61,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.530%	9/27/16	25,000	25,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.380%	8/1/16	5,830	5,830
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) TOB VRDO	0.540%	8/5/16	4,800	4,800
Harris County TX Flood Control District GO	5.000%	10/1/16 (Prere.)	13,455	13,555
1 Harris County TX GO TOB VRDO	0.470%	8/5/16	8,160	8,160
1 Harris County TX GO TOB VRDO	0.470%	8/5/16	39,600	39,600
1 Harris County TX GO TOB VRDO	0.470%	8/5/16	8,070	8,070
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.380%	8/1/16	15,485	15,485
1 Harris County TX Toll Road Revenue TOB
VRDO	0.460%	8/5/16 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.470%	8/5/16	12,000	12,000
Houston TX Combined Utility System CP	0.450%	8/18/16	22,000	22,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.470%	8/5/16	6,665	6,665
1 Houston TX Utility System Revenue TOB VRDO	0.440%	8/5/16 LOC	15,085	15,085

1 Houston TX Utility System Revenue TOB VRDO	0.460%	8/5/16	12,240	12,240
1 Houston TX Utility System Revenue TOB VRDO	0.460%	8/5/16	23,380	23,380
Houston TX Utility System Revenue VRDO	0.450%	8/5/16 LOC	6,250	6,250
Houston TX Utility System Revenue VRDO	0.450%	8/5/16 LOC	77,325	77,325
Houston TX Utility System Revenue VRDO	0.450%	8/5/16 LOC	25,275	25,275
1 Hutto TX Independent School District GO TOB
VRDO	0.470%	8/5/16	21,130	21,130
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System) PUT	1.125%	10/18/16	11,600	11,611
1 McKinney TX Independent School District GO
TOB VRDO	0.440%	8/5/16	10,035	10,035
North East TX Independent School District CP	0.500%	10/13/16	15,000	15,000
1 North East TX Independent School District GO
TOB VRDO	0.460%	8/5/16	31,305	31,305
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/16 (Prere.)	5,135	5,155
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.470%	8/5/16 (13)	6,000	6,000
North Texas Tollway Authority System Revenue
VRDO	0.450%	8/5/16 LOC	22,400	22,400
Northwest Independent School District Texas
GO VRDO	0.460%	8/5/16	8,170	8,170
1 Pearland TX GO TOB VRDO	0.440%	8/5/16 LOC	10,025	10,025
1 Pearland TX Independent School District GO
TOB VRDO	0.490%	8/5/16	9,000	9,000
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project) VRDO	0.450%	8/5/16	16,000	16,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.470%	8/5/16	4,700	4,700
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.480%	8/5/16	14,465	14,465
San Antonio TX Water Revenue CP	0.500%	9/8/16	37,700	37,700
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) TOB VRDO	0.490%	8/5/16	5,555	5,555
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.450%	8/5/16 LOC	21,550	21,550
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.460%	8/5/16	39,605	39,605
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.470%	8/5/16	4,620	4,620
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.430%	8/5/16 LOC	38,305	38,305
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.450%	8/5/16 LOC	43,900	43,900
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.440%	8/5/16	9,540	9,540
Texas (Veterans Housing Assistance Program)
GO VRDO	0.440%	8/5/16	61,535	61,535
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.480%	8/5/16	29,380	29,380

1 Texas GO TOB VRDO	0.460%	8/5/16	34,740	34,740
1 Texas GO TOB VRDO	0.540%	8/5/16	16,539	16,539
Texas Public Finance Authority GO CP	0.440%	8/4/16	34,400	34,400
Texas Public Finance Authority GO CP	0.430%	8/8/16	32,000	32,000
Texas Public Finance Authority GO CP	0.460%	8/8/16	7,000	7,000
Texas State University System Financing
System Revenue (Extendible) CP	0.620%	3/20/17	2,588	2,588
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.470%	8/5/16	20,410	20,410
Texas Transportation Commission Mobility Fund
GO VRDO	0.440%	8/5/16	27,800	27,800
1 Texas Water Development Board Revenue TOB
VRDO	0.460%	8/5/16	5,900	5,900
1 Texas Water Development Board Revenue TOB
VRDO	0.460%	8/5/16	10,940	10,940
Trinity River Authority of Texas Central Regional
Wastewater System Revenue (Extendible) CP	0.620%	4/16/17	30,000	30,000
University of Texas System Revenue Financing
System Revenue CP	0.400%	8/9/16	15,000	15,000
University of Texas System Revenue Financing
System Revenue CP	0.420%	9/12/16	25,000	25,000
University of Texas System Revenue Financing
System Revenue CP	0.440%	9/12/16	25,000	25,000
University of Texas System Revenue Financing
System Revenue CP	0.430%	9/14/16	18,800	18,800
University of Texas System Revenue Financing
System Revenue VRDO	0.430%	8/5/16	72,925	72,925
Waco TX Health Facilities Development Corp.
Revenue (Hillcrest Health System, Inc.)	5.000%	8/1/16 (Prere.)	1,475	1,475
				1,277,261
Utah (0.7%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.400%	8/5/16 LOC	39,500	39,500
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.430%	8/5/16	54,300	54,300
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.490%	8/5/16	3,595	3,595
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.470%	8/5/16	3,300	3,300
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.490%	8/5/16	9,720	9,720
				110,415
Vermont (0.3%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.430%	8/5/16 LOC	50,960	50,960

Virginia (1.7%)
Chesapeake Redevelopment & Housing
Authority Revenue (Alta Great Bridge
Apartments Project) VRDO	0.520%	8/5/16 LOC	9,625	9,625
Fairfax County VA GO	4.000%	10/1/16	21,060	21,189
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) VRDO	0.440%	8/5/16	36,685	36,685

Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) VRDO	0.440%	8/5/16	24,150	24,150
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.430%	8/5/16 LOC	14,300	14,300
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.430%	8/5/16	38,300	38,300
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.450%	8/5/16	8,185	8,185
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) VRDO	0.430%	8/5/16	26,800	26,800
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) VRDO	0.450%	8/5/16	11,415	11,415
Norfolk VA GO VRDO	0.440%	8/5/16	21,735	21,735
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.490%	8/5/16 LOC	2,220	2,220
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	1,000	1,004
1 Virginia Commonwealth Transportation Board
Revenue TOB VRDO	0.470%	8/5/16	3,000	3,000
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.440%	8/5/16	5,000	5,000
Virginia Public Building Authority Public Facilities
Revenue VRDO	0.450%	8/5/16	49,900	49,900
				273,508
Washington (1.6%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.390%	8/1/16	10,795	10,795
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.460%	8/5/16	2,885	2,885
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.460%	8/5/16	24,550	24,550
1 Grant County WA Public Utility District No. 2
Electric System Revenue (Wanapum
Hydroelectric Development Revenue) TOB
VRDO	0.400%	8/1/16 LOC	8,000	8,000
1 King County WA Sewer Revenue TOB VRDO	0.460%	8/5/16	2,100	2,100
1 Northwest Energy Washington Electric Revenue
(Columbia Generating Station) TOB VRDO	0.470%	8/5/16	5,500	5,500
1 Pierce County WA School District No. 10
(Tacoma) GO TOB VRDO	0.460%	8/5/16	2,650	2,650
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.520%	8/5/16 LOC	13,250	13,250
1 Washington GO TOB VRDO	0.460%	8/5/16	4,700	4,700
1 Washington GO TOB VRDO	0.470%	8/5/16	2,250	2,250
1 Washington GO TOB VRDO	0.470%	8/5/16	5,100	5,100
1 Washington GO TOB VRDO	0.470%	8/5/16	2,000	2,000

1 Washington Health Care Facilities Authority
Revenue (Children's Hospital & Regional
Medical Center) TOB VRDO	0.460%	8/5/16	18,100	18,100
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.460%	8/5/16	8,610	8,610
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.460%	8/5/16	12,475	12,475
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.460%	8/5/16	73,250	73,250
Washington Higher Education Facilities
Authority Revenue (Seattle University) VRDO	0.460%	8/5/16 LOC	13,865	13,865
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.460%	8/5/16	13,300	13,300
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.450%	8/5/16 LOC	4,000	4,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.460%	8/5/16 LOC	14,880	14,880
Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.420%	8/5/16 LOC	4,700	4,700
Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.420%	8/5/16 LOC	4,560	4,560
				251,520
West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.450%	8/5/16 LOC	8,500	8,500
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.480%	8/5/16 LOC	77,640	77,640
				86,140
Wisconsin (4.7%)
Dodgeville WI School District BAN	2.000%	9/6/16	5,900	5,907
Ellsworth WI Community School District BAN	2.000%	9/7/16	14,135	14,152
Madison WI GO	3.000%	10/1/16	10,090	10,135
Madison WI Metropolitan School District TRAN	2.000%	9/8/16	52,500	52,591
Milwaukee WI (Extendible) CP	0.650%	3/18/17	20,000	20,000
Milwaukee WI (Extendible) CP	0.640%	3/21/17	34,000	34,000
Milwaukee WI (Extendible) CP	0.650%	4/8/17	31,000	31,000
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.470%	8/5/16 LOC	5,490	5,490
Mukwonago WI School District BAN	2.000%	9/14/16	9,500	9,514
1 Public Finance Authority Wisconsin Lease
Development Revenue (KU Campus
Development Corp. - Central District
Development Project) TOB VRDO	0.540%	8/5/16	25,335	25,335
University of Wisconsin Hospitals & Clinics
Authority Revenue VRDO	0.450%	8/5/16 LOC	30,770	30,770

1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.470%	8/5/16	11,085	11,085
Wisconsin Department of Transportation
Revenue CP	0.510%	10/11/16	10,000	10,000
Wisconsin GO (Extendible) CP	0.630%	3/6/17	28,000	28,000
Wisconsin GO (Extendible) CP	0.600%	4/2/17	90,295	90,295
Wisconsin GO (Extendible) CP	0.610%	4/2/17	41,150	41,150
Wisconsin GO (Extendible) CP	0.520%	4/9/17	52,200	52,200
Wisconsin GO (Extendible) CP	0.630%	4/11/17	88,544	88,544
Wisconsin GO (Extendible) CP	0.600%	4/21/17	26,708	26,708
Wisconsin GO (Extendible) CP	0.600%	4/21/17	30,000	30,000
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.470%	8/5/16	15,000	15,000
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.470%	8/5/16	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Goodwill Industries of
North Central Wisconsin Inc.) VRDO	0.420%	8/5/16 LOC	5,800	5,800
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin) VRDO	0.450%	8/5/16 LOC	49,700	49,700
Wisconsin Health and Educational Facilities
Authority (Aurora Health Care, Inc.) CP	0.500%	8/22/16	40,000	40,000
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.440%	8/5/16	9,500	9,500
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.440%	8/5/16	24,035	24,035
				761,661
Wyoming (0.1%)
Converse County WY Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.440%	8/5/16 LOC	16,000	16,000
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.440%	8/5/16 LOC	7,000	7,000
				23,000
Total Tax-Exempt Municipal Bonds (Cost $15,756,099)				15,756,099
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (4.3%)
Money Market Fund (4.3%)
6 Vanguard Municipal Cash Management Fund
(Cost $697,611)	0.414%		697,611,448	697,611

Total Investments (101.7%) (Cost $16,453,710)				16,453,710
Other Assets and Liabilities-Net (-1.7%)				(279,959)
Net Assets (100%)				16,173,751

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate value of these securities was $3,482,938,000, representing 21.5% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate security.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2016.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Tax-Exempt Bond Index Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.6%)
Alabama (0.9%)
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/18	100	109
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/27	260	326
Alabama Federal Aid Highway Finance Authority
Special	5.000%	9/1/19	200	226
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	380	443
Alabama Public School & College Authority	5.000%	1/1/24	225	282
Alabama Public School & College Authority	5.000%	1/1/26	290	368
Alabama Public School & College Authority	5.000%	1/1/27	200	252
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	150	159
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	160	196
Baldwin County AL Board of Education Revenue	4.500%	7/1/37 (2)	505	521
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	150	172
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	161
Birmingham AL Water Works & Sewer Board
Water Revenue	4.500%	1/1/43 (2)	100	101
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/41	575	658
				3,974
Alaska (0.1%)
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	270	323
Anchorage AK Water Revenue	5.000%	5/1/37 (14)	100	103
				426
Arizona (1.4%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/37	380	450
Arizona COP	5.000%	10/1/29 (12)	110	123
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	100	110
Arizona School Facilities Board COP	5.750%	9/1/18 (Prere.)	270	299
Arizona School Facilities Board COP	5.000%	9/1/23	500	618
Arizona Transportation Board Excise Tax
Revenue	5.250%	7/1/19 (Prere.)	135	153
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	300	337
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	145	185
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	500	608
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	50	61
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	150	176
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	125	157
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	200	232

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	700	814
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	275	329
Pima County AZ Industrial Development
Authority Lease Revenue (Clark County
Detention Facilities Project)	5.000%	9/1/39	120	127
Pima County AZ Sewer Revenue	5.000%	7/1/24	200	254
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	100	106
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	300	359
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	50	55
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	125	149
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	120	145
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	55	61
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/33	75	82
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/39	300	328
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	125	153
				6,471
Arkansas (0.1%)
Arkansas GO	5.000%	6/15/21	100	120
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/32 (4)	100	109
				229
California (16.0%)
Alameda CA Corridor Transportation Authority
Revenue	5.450%	10/1/17 (Prere.)	200	212
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (ETM)	235	229
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	15	14
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (ETM)	140	134
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5	5
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	250	307
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/35 (14)	315	171
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	150	62
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/36 (4)	140	72
Anaheim CA Redevelopment Agency Tax
Allocation Revenue (Merged Redevelopment
Project Area)	5.000%	2/1/31 (4)	100	105
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	100	24
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	150	161

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	125	140
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	355	429
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	145	173
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	500	592
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	935	944
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	259
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17 (4)	270	279
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	125	129
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	150	159
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	305	342
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	225	261
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	500	598
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22 (4)	250	269
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	250	269
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	100	114
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	100	129
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	150	190
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	100	113
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	400	577
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	150	223
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	580	636
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/39	325	355
California GO	5.000%	9/1/16 (Prere.)	100	100
California GO	5.000%	2/1/17	125	128
California GO	5.000%	2/1/17	370	378
California GO	5.000%	6/1/17 (Prere.)	335	348
California GO	5.000%	6/1/17 (Prere.)	340	353
California GO	3.500%	10/1/17	140	145
California GO	5.000%	11/1/17	400	423
California GO	6.000%	2/1/18 (2)	100	108
California GO	5.500%	4/1/18	165	179
California GO	5.000%	2/1/19	300	333
California GO	5.500%	4/1/19	100	113

California GO	6.000%	4/1/19	165	189
California GO	5.000%	8/1/19	100	113
California GO	5.000%	9/1/19	100	100
California GO	5.000%	2/1/20	225	258
California GO	5.000%	10/1/20	210	246
California GO	5.000%	10/1/20	500	586
California GO	5.250%	10/1/20	500	572
California GO	5.000%	2/1/21	505	597
California GO	5.000%	10/1/21	125	150
California GO	5.000%	11/1/21	670	808
California GO	5.000%	12/1/21	265	320
California GO	5.000%	2/1/22	100	121
California GO	5.000%	2/1/22	175	212
California GO	5.000%	9/1/22	350	430
California GO	5.000%	10/1/22	110	135
California GO	5.250%	10/1/22	150	187
California GO	5.000%	2/1/23	250	303
California GO	5.000%	8/1/23	170	174
California GO	5.000%	9/1/23	100	123
California GO	5.250%	9/1/23	100	121
California GO	5.000%	11/1/23	1,025	1,292
California GO	5.000%	12/1/23	75	95
California GO	5.000%	12/1/23	250	316
California GO	5.000%	3/1/24	500	631
California GO	5.500%	2/1/25	500	663
California GO	5.625%	4/1/25	310	350
California GO	5.000%	10/1/25	70	89
California GO	5.000%	10/1/25	500	635
California GO	5.000%	3/1/26	565	722
California GO	5.000%	3/1/26	200	256
California GO	5.000%	4/1/26	100	107
California GO	5.000%	8/1/26	500	643
California GO	5.000%	9/1/26	145	158
California GO	5.000%	10/1/26	100	127
California GO	5.000%	11/1/26	100	106
California GO	5.000%	3/1/27	390	495
California GO	4.500%	8/1/27	155	158
California GO	5.000%	9/1/27	315	392
California GO	5.000%	10/1/27	170	216
California GO	5.000%	10/1/27	100	123
California GO	5.000%	11/1/27	500	624
California GO	5.750%	4/1/28	295	333
California GO	4.500%	8/1/28 (11)	100	102
California GO	5.000%	9/1/28	100	124
California GO	5.000%	8/1/29	200	253
California GO	3.000%	9/1/29	105	111
California GO	5.000%	10/1/29	90	102
California GO	5.000%	10/1/29	350	374
California GO	5.250%	10/1/29	105	119
California GO	5.000%	3/1/30	160	200
California GO	4.500%	8/1/30	420	428
California GO	5.000%	10/1/30	340	428
California GO	5.000%	2/1/31	50	61
California GO	5.750%	4/1/31	335	378
California GO	5.000%	8/1/31	150	188
California GO	3.250%	9/1/31	115	122
California GO	5.000%	9/1/31	240	306

California GO	5.000%	9/1/31	200	238
California GO	5.000%	10/1/31	215	270
California GO	5.000%	11/1/31	145	179
California GO	5.000%	12/1/31	200	211
California GO	5.000%	8/1/32	250	309
California GO	3.000%	9/1/32	330	341
California GO	5.000%	2/1/33	510	616
California GO	6.500%	4/1/33	250	289
California GO	4.250%	8/1/33 (14)	615	625
California GO	5.000%	8/1/33	300	373
California GO	3.000%	9/1/33	310	319
California GO	3.375%	9/1/33	210	224
California GO	4.000%	8/1/34	275	310
California GO	5.000%	9/1/34	750	947
California GO	5.500%	11/1/34	145	166
California GO	4.500%	12/1/34	130	132
California GO	6.000%	4/1/35	270	307
California GO	5.000%	8/1/35	330	407
California GO	5.250%	3/1/36	100	107
California GO	5.125%	8/1/36	100	108
California GO	4.000%	9/1/36	270	307
California GO	4.500%	12/1/36 (11)	90	91
California GO	5.000%	11/1/37	705	741
California GO	5.000%	12/1/37	320	338
California GO	5.250%	3/1/38	260	278
California GO	5.000%	4/1/38	55	59
California GO	6.000%	4/1/38	400	454
California GO	5.000%	10/1/39	120	148
California GO	6.000%	11/1/39	250	291
California GO	5.500%	3/1/40	145	166
California GO	5.250%	11/1/40	100	116
California GO	5.000%	10/1/41	100	119
California GO	5.000%	4/1/42	200	237
California GO	5.000%	9/1/42	100	120
California GO	5.000%	2/1/43	110	132
California GO	5.000%	4/1/43	200	240
California GO	4.875%	11/1/43	100	121
California GO	5.000%	11/1/43	605	737
California GO	4.500%	12/1/43	405	476
California GO	5.000%	10/1/44	500	613
California GO	4.000%	11/1/44	200	223
California GO	5.000%	8/1/45	500	615
California GO PUT	3.000%	12/1/19	125	133
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	117
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	60	68
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	300	364
California Public Works Board Lease Revenue
(Department of General Services)	5.000%	5/1/18	150	161
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	150	180
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	302
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	249

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	125	148
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	376
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	100	123
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/30	200	230
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	205	240
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	255	287
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	90	101
California State University Systemwide Revenue	5.000%	11/1/29	200	252
California State University Systemwide Revenue	5.000%	11/1/31	150	188
California State University Systemwide Revenue	5.000%	11/1/32	50	63
California State University Systemwide Revenue	4.000%	11/1/34	125	143
California State University Systemwide Revenue	4.000%	11/1/35	235	268
California State University Systemwide Revenue	4.000%	11/1/37	125	141
California State University Systemwide Revenue	5.000%	11/1/37	250	296
California State University Systemwide Revenue	5.000%	11/1/37	350	421
California State University Systemwide Revenue	4.000%	11/1/38	125	141
California State University Systemwide Revenue	4.000%	11/1/43	200	223
California State University Systemwide Revenue	4.000%	11/1/45	175	197
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency)	5.000%	11/1/33 (2)	100	105
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency)	5.000%	11/1/38 (2)	200	211
Clovis CA Unified School District GO	4.000%	8/1/40	150	167
Coast CA Community College District GO	5.000%	8/1/38	680	821
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	400	184
Cypress CA Elementary School District GO	0.000%	8/1/40	250	111
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	169
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	145	182
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	250	311
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/35	200	217
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	110	123
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/18 (Prere.)	105	115
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	100	100
Los Angeles CA Community College District GO	5.000%	8/1/28	570	720
Los Angeles CA Community College District GO	5.000%	8/1/29	250	315
Los Angeles CA Community College District GO	5.000%	8/1/30	70	87
Los Angeles CA Community College District GO	5.000%	8/1/31	305	380
Los Angeles CA Community College District GO	4.000%	8/1/39	325	364
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	100	111
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	281
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	191

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/18	140	152
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/20	290	338
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	125	154
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	140	170
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	245	302
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	130	160
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39 (2)	200	208
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	240	285
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	180	214
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	150	182
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44 (2)	500	520
Los Angeles CA GO	4.500%	9/1/28	200	215
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	300	342
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	100	105
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	79
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	530	550
Los Angeles CA Unified School District GO	5.000%	7/1/22	200	246
Los Angeles CA Unified School District GO	5.000%	7/1/24	500	642
Los Angeles CA Unified School District GO	5.000%	7/1/25	350	457
Los Angeles CA Unified School District GO	4.250%	1/1/28 (3)	100	103
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	455	471
Los Angeles CA Unified School District GO	5.000%	7/1/28	230	289
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	225
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	100	103
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	100	104
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	355
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	500	601
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	306
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/15/18 (Prere.)	100	109
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	580	643
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	65
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	100	113
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/37	100	104
Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	132
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	120	71
Orange County CA Sanitation District
Wastewater Revenue	3.000%	2/1/31	150	157
Pittsburg CA Unified School District Financing
Authority Revenue	5.500%	9/1/21 (Prere.)	350	431

Poway CA Unified School District GO	0.000%	8/1/33	300	188
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/39	515	637
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	135	135
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	40	44
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	195	228
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	60	65
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	75	91
Sacramento CA Water Revenue	5.000%	9/1/38	425	513
Sacramento County CA Airport Revenue	6.000%	7/1/41	170	187
San Diego CA Community College District GO	5.000%	8/1/30	95	117
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	9/1/28	125	143
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/17	115	119
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	80	90
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	250	282
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	100	117
San Diego CA Unified School District GO	0.000%	7/1/36	100	55
San Diego CA Unified School District GO	0.000%	7/1/37	200	103
San Diego CA Unified School District GO	0.000%	7/1/38	170	85
San Diego CA Unified School District GO	5.000%	7/1/40	200	245
San Diego CA Unified School District GO	0.000%	7/1/42	150	100
San Diego CA Unified School District GO	4.000%	7/1/45	225	249
San Diego CA Unified School District GO	0.000%	7/1/47	100	69
San Diego CA Unified School District GO	0.000%	7/1/47	250	90
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	413
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	545
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	30	32
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	140	151
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	150	164
San Francisco CA City & County GO	5.000%	6/15/26	100	125
San Francisco CA City & County GO	5.000%	10/1/28	100	117
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	100	113
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	125	143
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	153
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	540	673
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	100	116
San Jose CA Finance Authority Revenue (Civic
Center Project)	5.000%	6/1/39	100	119

San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/18 (Prere.)	100	109
San Marcos CA Unified School District GO	0.000%	8/1/51	100	29
San Mateo CA Union High School District GO	0.000%	9/1/41	100	93
San Mateo CA Union High School District GO	5.000%	9/1/42	100	118
Santa Clara County CA GO	5.000%	8/1/34	250	283
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	325	402
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	139
Turlock CA Irrigation District Revenue	5.000%	1/1/40	210	235
University of California Regents Medical Center
Pooled Revenue VRDO	4.500%	5/15/37 (14)	85	85
University of California Revenue	5.000%	5/15/22	100	123
University of California Revenue	5.000%	5/15/23	500	627
University of California Revenue	5.000%	5/15/27	75	96
University of California Revenue	5.000%	5/15/29	195	246
University of California Revenue	5.000%	5/15/37	100	119
University of California Revenue	5.000%	5/15/42	640	756
University of California Revenue	5.000%	5/15/46	500	622
University of California Revenue PUT	5.000%	5/15/23	100	125
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	170	204
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	126
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/43	30	36
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	110
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	109
Yosemite CA Community College District GO	5.000%	8/1/32	100	125
Yosemite CA Community College District GO	0.000%	8/1/42	75	58
				74,127
Colorado (0.7%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/47	125	150
Boulder Larimer & Weld Counties CO St. Vrain
Valley School District GO	5.000%	12/15/18 (Prere.)	100	110
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.250%	11/1/18 (Prere.)	100	110
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.500%	11/1/18 (Prere.)	400	444
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	127
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	60
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	239
Denver CO City & County Airport Revenue	4.000%	11/15/43	170	185
Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	150	165
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	200	139
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	230	154
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	97
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	143

Regional Transportation District of Colorado
COP	5.000%	6/1/39	165	193
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	50	51
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	427
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	4.500%	11/1/34 (4)	80	84
University of Colorado Enterprise System
Revenue	5.000%	6/1/37	125	150
University of Colorado Enterprise System
Revenue	5.000%	6/1/43	250	299
				3,327
Connecticut (1.2%)
Connecticut GO	5.000%	11/1/16 (Prere.)	345	349
Connecticut GO	5.000%	6/15/17	200	208
Connecticut GO	5.000%	10/15/20	150	173
Connecticut GO	5.000%	12/15/20	280	285
Connecticut GO	5.000%	12/1/21	400	454
Connecticut GO	5.000%	10/15/22	180	217
Connecticut GO	5.000%	3/15/24	275	340
Connecticut GO	5.000%	10/15/25	100	122
Connecticut GO	5.000%	11/15/27	500	624
Connecticut GO	5.000%	11/15/28	300	372
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	4.850%	7/1/37	290	301
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	125	135
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.050%	7/1/42	200	208
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	100	101
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/19	125	138
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	315	390
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	150	189
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	100	126
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	300	372
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	275
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	121
				5,500
Delaware (0.2%)
Delaware GO	5.000%	7/1/23	400	504
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	450	530
				1,034
Dist Of Columbia (1.2%)
District of Columbia GO	5.000%	6/1/24	75	93
District of Columbia GO	5.000%	6/1/33 (13)	105	113
District of Columbia GO	5.000%	6/1/33 (4)	330	349

District of Columbia GO	5.000%	6/1/34	500	612
District of Columbia GO	4.750%	6/1/36 (14)	240	248
District of Columbia GO	4.500%	6/1/37 (14)	100	103
District of Columbia GO	5.000%	6/1/37	180	220
District of Columbia GO	5.000%	6/1/41	200	247
District of Columbia Income Tax Revenue	5.000%	12/1/23	150	185
District of Columbia Income Tax Revenue	5.250%	12/1/26	420	481
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	265
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	126
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	285	345
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	880	1,071
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	125	144
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	145	166
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	20	22
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	130	59
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	39
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	444
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.250%	10/1/44	20	22
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	100	112
				5,466
Florida (3.7%)
Broward County FL Airport System Revenue	5.000%	10/1/42	420	494
Broward County FL School Board COP	5.000%	7/1/24	125	156
Broward County FL Water & Sewer Utility
Revenue	5.250%	10/1/18 (Prere.)	500	550
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/41 (4)	280	328
Duval County FL School Board COP	5.000%	7/1/17 (Prere.)	300	312
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	100	104
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	205	222
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	110	128
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	250	296
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	225	273
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	715	819
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/37 (14)	145	151

Florida Municipal Power Agency Revenue	5.250%	10/1/19	135	153
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	352
Fort Lauderdale FL Water & Sewer Revenue	4.750%	9/1/17 (Prere.)	100	105
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	459
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	200	236
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	40	48
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.250%	10/1/17 (Prere.)	325	343
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	100	116
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41 (4)	375	406
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	165	181
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	110	121
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	100	109
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	180	214
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	100	125
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	255	291
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	255	277
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	200	62
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	350	107
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	100	103
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	150	162
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	108
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	120	130
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	108
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	195	218
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	76
Miami-Dade County FL School Board COP	3.250%	2/1/33	545	556
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30 (14)	175	183
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	300	366
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	560	660
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	205
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	195	229
Miami-Dade County FL Water & Sewer Revenue	5.125%	10/1/18 (Prere.)	440	482
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/18 (4)	300	330
Miami-Dade County FL Water & Sewer Revenue	6.000%	10/1/18 (Prere.)	110	123
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23	100	125
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	250	318
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (4)	100	115

Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42	600	705
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	135	141
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	75	86
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/40	240	272
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.250%	11/1/31	200	248
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	11/1/44	400	474
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	400	438
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/24	130	166
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/25	125	162
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/22	50	39
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	45	37
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	590	469
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	140	159
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	105	113
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	210	226
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	100	118
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	100	101
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	110	119
South Florida Water Management District COP	5.000%	10/1/33	275	340
Tallahassee FL Utility System Revenue	5.000%	10/1/32	50	53
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (ETM)	120	131
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	85	93
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	130	147
				16,972
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/17	400	408
Atlanta GA Metropolitan Rapid Transit Authority
Revenue	5.000%	7/1/39	215	240
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	135	158
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	135	159
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	120	142
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	203
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	550	677
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	100	121
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	475	575
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	215	255
Georgia GO	5.000%	7/1/17	250	260
Georgia GO	4.000%	9/1/17	215	223
Georgia GO	5.000%	7/1/19	165	186
Georgia GO	5.000%	1/1/20	350	387
Georgia GO	5.000%	10/1/21	250	302
Georgia GO	5.000%	2/1/22	100	122
Georgia GO	4.500%	11/1/22	135	159

Georgia GO	5.000%	7/1/24	130	141
Georgia GO	5.000%	7/1/27	100	122
Georgia GO	5.000%	7/1/28	150	162
Georgia Road & Tollway Authority GAN	5.000%	6/1/17	200	207
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	1,000	1,192
Gwinnett County GA School District GO	4.500%	10/1/17	200	210
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	4.500%	7/1/17 (Prere.)	185	192
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	325	371
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	100	117
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	200	204
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/38	555	604
Private Colleges & University Authority of
Georgia Revenue (Savannah College of Art &
Design)	5.000%	4/1/44	500	577
Sandy Springs GA Public Facilities Authority
(City Center Project)	5.000%	5/1/41	500	622
				9,298
Hawaii (0.9%)
Hawaii GO	5.000%	5/1/18 (Prere.)	95	102
Hawaii GO	5.000%	5/1/18 (Prere.)	5	5
Hawaii GO	5.000%	12/1/18	500	551
Hawaii GO	5.000%	12/1/21 (Prere.)	90	109
Hawaii GO	5.000%	8/1/23	115	144
Hawaii GO	5.000%	8/1/25	245	313
Hawaii GO	5.000%	12/1/26	395	471
Hawaii GO	5.000%	10/1/27	500	640
Hawaii GO	5.000%	12/1/27	320	381
Hawaii GO	5.000%	8/1/28	50	63
Hawaii GO	5.000%	12/1/28	165	196
Hawaii GO	5.000%	8/1/29	50	62
Hawaii GO	5.000%	8/1/30	300	374
Hawaii GO	5.000%	8/1/30	165	201
Hawaii GO	3.000%	4/1/36	470	482
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/37	175	210
				4,304
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/26	75	95

Illinois (4.5%)
Chicago IL GO	5.000%	1/1/23	35	37
Chicago IL GO	4.300%	1/1/24 (2)	100	100
Chicago IL GO	5.000%	1/1/27 (4)	200	215
Chicago IL GO	4.750%	1/1/28 (14)	75	75
Chicago IL GO	4.750%	1/1/32 (4)	170	171
Chicago IL GO	5.500%	1/1/33	100	105
Chicago IL GO	5.500%	1/1/34	150	157
Chicago IL GO	4.750%	1/1/36 (4)	360	361
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/16 (Prere.)	145	147
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	110

Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	346
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	89
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	72
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	480	489
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	85	104
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	200	242
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	140	160
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	50	55
Chicago IL O'Hare International Airport Revenue	4.500%	1/1/38 (4)	510	533
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	370	433
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	435	510
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	25	30
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/44	125	146
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	292
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28 (14)	100	66
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	172
Chicago IL Water Revenue	5.000%	11/1/29	50	57
Chicago IL Water Revenue	5.000%	11/1/32 (2)	250	253
Chicago IL Water Revenue	5.250%	11/1/38	350	373
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	300
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	175	177
Cook County IL GO	5.000%	11/15/17 (14)	300	316
Cook County IL GO	5.000%	11/15/18	25	27
Cook County IL GO	5.000%	11/15/21	25	28
Cook County IL GO	5.000%	11/15/23	250	297
Cook County IL GO	5.250%	11/15/24	200	230
Cook County IL GO	5.250%	11/15/25	100	115
Cook County IL GO	5.000%	11/15/28	85	94
Cook County IL Sales Tax Revenue	5.000%	11/15/37	250	288
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	140	163
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/32	90	98
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/33	50	54
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/49	90	95
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/51	75	85
Illinois GO	5.000%	7/1/20	125	137
Illinois GO	4.000%	9/1/20	135	143
Illinois GO	5.000%	7/1/21	125	139
Illinois GO	5.000%	8/1/21	535	596
Illinois GO	5.000%	5/1/22	55	62
Illinois GO	5.000%	8/1/22 (4)	200	232
Illinois GO	5.000%	7/1/23	50	57
Illinois GO	5.000%	8/1/23	480	545
Illinois GO	5.000%	1/1/24	50	53
Illinois GO	5.000%	3/1/25	390	429
Illinois GO	5.500%	7/1/25	210	241
Illinois GO	4.000%	8/1/25	170	177
Illinois GO	5.000%	8/1/25	60	66
Illinois GO	5.500%	7/1/26	160	183
Illinois GO	5.000%	2/1/27	50	56
Illinois GO	5.000%	3/1/28	150	151

Illinois GO	5.000%	9/1/28 (4)	50	50
Illinois GO	5.000%	5/1/29	75	83
Illinois GO	5.250%	7/1/29	130	145
Illinois GO	5.000%	3/1/34	370	372
Illinois GO	5.000%	5/1/35	150	163
Illinois GO	5.000%	5/1/36	50	54
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	119
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	175	212
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	274
Illinois Sales Tax Revenue	5.000%	6/15/20	140	161
Illinois Sales Tax Revenue	5.000%	6/15/20	100	115
Illinois Sales Tax Revenue	5.000%	6/15/23	400	486
Illinois Sales Tax Revenue	5.000%	6/15/24	315	384
Illinois Sales Tax Revenue	5.250%	6/15/34	105	116
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	330	384
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	50	53
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	208
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	894
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	447
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	375	435
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	150	180
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	200	240
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	500	509
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	105	85
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	180	127
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	44
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	255	126
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	520	173
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	115	35
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	50	53
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/50	235	254
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/20 (14)	215	197
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	100	116
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	65	73
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	165	96

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	200	88
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/41	200	68
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	4.250%	6/15/42	315	325
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/43 (4)	225	78
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/45 (4)	250	80
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	195	206
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/50	170	38
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51	75	16
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51 (4)	570	136
Northern Illinois Municipal Power Agency Project
Revenue (Prairie State Project)	5.000%	1/1/37 (14)	130	137
Northern Illinois Municipal Power Agency Project
Revenue (Prairie State Project)	5.000%	1/1/42 (14)	225	238
Springfield IL Electric Revenue	5.000%	3/1/18 (Prere.)	365	390
				20,797
Indiana (0.3%)
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/27	235	276
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	145	168
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	113
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	500	605
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	150	167
				1,329
Iowa (0.1%)
Iowa Finance Authority Revenue	5.000%	8/1/20	285	332
Iowa Special Obligation Revenue	5.000%	6/1/28	250	321
				653
Kansas (0.5%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/16	580	582
Kansas Department of Transportation Highway
Revenue	5.500%	3/1/19 (4)	205	231
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	30	35
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	300	392

Kansas Department of Transportation Highway
Revenue	5.000%	9/1/34	195	245
Seward County KS Unified School District No.
480 GO	5.000%	9/1/39	500	584
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	90
				2,159
Kentucky (0.6%)
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	110	119
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	177
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	110	117
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	345	373
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	160	177
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	320	355
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	230	256
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	120	131
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	105	128
Kentucky Property & Building Commission
Revenue	5.250%	2/1/24 (12)	15	17
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26	500	626
Kentucky Property & Building Commission
Revenue	5.500%	11/1/28	30	33
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	242
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/34	100	118
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	4.250%	5/15/38 (12)	65	68
				2,937
Louisiana (0.5%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.250%	2/1/19 (Prere.)	55	61
Lafayette LA Communications System Revenue	5.250%	11/1/17 (Prere.)	275	291
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	145	175
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	150	180
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	110	133
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	290	328
Louisiana GO	5.000%	8/1/25	100	125
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/43	100	115

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	4.000%	2/1/48	130	138
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/39	100	120
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	215	241
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	160	189
				2,096
Maryland (2.7%)
Baltimore County MD GO	3.000%	2/1/34	295	308
Baltimore MD Project Revenue	4.500%	7/1/32 (2)	300	310
Baltimore MD Project Revenue	5.000%	7/1/41	660	768
Baltimore MD Project Revenue	5.000%	7/1/43	105	125
Howard County MD GO	3.000%	2/15/30	100	105
Maryland Department of Transportation
Revenue	5.000%	9/1/18 (Prere.)	205	224
Maryland Department of Transportation
Revenue	5.000%	2/15/23	500	622
Maryland Department of Transportation
Revenue	3.000%	12/15/30	755	793
Maryland GO	5.000%	8/1/16	250	250
Maryland GO	4.000%	8/15/16	300	301
Maryland GO	5.000%	3/1/18	100	107
Maryland GO	5.000%	7/15/18 (Prere.)	115	125
Maryland GO	5.000%	3/1/19 (Prere.)	60	67
Maryland GO	5.000%	3/1/19	110	123
Maryland GO	5.000%	3/15/19 (Prere.)	240	267
Maryland GO	5.000%	3/15/19	125	139
Maryland GO	5.000%	8/1/19 (Prere.)	200	226
Maryland GO	5.000%	8/1/20	500	584
Maryland GO	5.000%	8/1/21	125	146
Maryland GO	5.000%	3/1/22 (Prere.)	250	305
Maryland GO	5.000%	3/1/22	250	295
Maryland GO	5.000%	8/1/23	250	315
Maryland GO	5.000%	3/1/24	430	538
Maryland GO	5.000%	6/1/24	245	314
Maryland GO	4.000%	8/1/24	700	844
Maryland GO	5.000%	8/1/24	200	258
Maryland GO	5.000%	8/1/24	115	145
Maryland GO	5.000%	3/1/26	75	93
Maryland GO	3.000%	3/1/27	350	371
Maryland GO	4.000%	8/1/27	140	163
Maryland GO	3.000%	3/1/28	295	311
Maryland GO	3.000%	3/1/30	200	212
Maryland GO	3.000%	6/1/31	500	524
Maryland Transportation Authority Facilities
Projects Revenue	4.500%	7/1/41 (4)	330	341
Montgomery County MD GO	5.000%	7/1/21	200	240
Montgomery County MD GO	5.000%	11/1/23	750	950
Montgomery County MD GO	5.000%	11/1/25	500	643
Montgomery County MD GO	5.000%	11/1/26	50	64
				12,516

Massachusetts (4.8%)
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	54
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	150	178
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	115	120
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	130	141
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/18	425	465
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	535	651
Massachusetts Clean Water Trust Revenue	5.250%	8/1/16	165	165
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	560	634
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	145	151
Massachusetts Development Finance Agency
Revenue (Brandeis University)	5.000%	10/1/35	165	186
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	380	457
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	320	406
Massachusetts GO	5.000%	8/1/17 (Prere.)	360	376
Massachusetts GO	5.000%	8/1/17 (Prere.)	500	523
Massachusetts GO	5.000%	8/1/18 (Prere.)	125	136
Massachusetts GO	5.500%	8/1/18	145	159
Massachusetts GO	5.000%	3/1/19 (Prere.)	100	111
Massachusetts GO	5.250%	8/1/21	75	91
Massachusetts GO	5.250%	9/1/21 (4)	500	607
Massachusetts GO	5.250%	8/1/22	250	310
Massachusetts GO	5.000%	3/1/23	1,000	1,240
Massachusetts GO	5.000%	4/1/23	100	118
Massachusetts GO	5.250%	8/1/23	75	95
Massachusetts GO	5.000%	10/1/23	150	180
Massachusetts GO	5.250%	9/1/25 (4)	150	198
Massachusetts GO	5.000%	7/1/26	500	657
Massachusetts GO	5.000%	7/1/27	775	937
Massachusetts GO	4.000%	10/1/27	225	251
Massachusetts GO	4.000%	11/1/29	100	113
Massachusetts GO	5.000%	7/1/30	505	632
Massachusetts GO	5.000%	7/1/33	100	124
Massachusetts GO	5.000%	8/1/35	100	118
Massachusetts GO	4.000%	9/1/37	200	225
Massachusetts GO	3.250%	9/1/38	200	208
Massachusetts GO	3.600%	10/1/38	160	167
Massachusetts GO	4.000%	5/1/39	255	280
Massachusetts GO	3.625%	10/1/39	100	104
Massachusetts GO	4.000%	5/1/40	100	110
Massachusetts GO	3.625%	10/1/41	300	313
Massachusetts GO	4.000%	4/1/42	955	1,027
Massachusetts GO	5.000%	3/1/46	585	701
Massachusetts GO	4.000%	4/1/46	370	409
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/37	180	189

Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/34	85	97
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	685	720
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	100	145
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	194
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	240	250
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/17 (Prere.)	725	757
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	750	912
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	326
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/35 (2)	90	93
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	360	426
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	125	172
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.375%	6/1/43	85	95
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	750	908
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	168
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	120	131
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	100	114
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	400	493
Massachusetts Water Resources Authority
Revenue	4.500%	2/1/17 (Prere.)	100	102
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	192
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	237
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	225	225
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	125	148
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	566
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	250	314
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	85	103
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	150	165
				22,370
Michigan (2.0%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	110	139
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	159
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/29 (13)	100	107
Detroit MI Sewage Disposal System Revenue	5.000%	7/1/36 (14)	110	110

Detroit MI Water Supply System Revenue	5.750%	7/1/23 (13)	250	272
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	294
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/28	500	599
Kent County MI Airport Revenue (Gerald R.
Ford International Airport)	5.000%	1/1/17 (Prere.)	100	102
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/37	50	58
Lansing MI Board of Water & Light Utility
System Revenue	5.500%	7/1/41	250	297
Michigan Building Authority Revenue	5.000%	4/15/22	100	121
Michigan Building Authority Revenue	5.000%	10/15/32	250	310
Michigan Building Authority Revenue	5.000%	4/15/38	130	157
Michigan Building Authority Revenue	5.000%	4/15/41	250	304
Michigan Finance Authority Revenue	5.000%	4/1/19	250	275
Michigan Finance Authority Revenue	5.000%	4/1/21	250	289
Michigan Finance Authority Revenue	5.000%	7/1/44	500	570
Michigan Finance Authority Revenue (Detroit
School District)	5.000%	5/1/18	600	642
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	400	490
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	280	341
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	115	137
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	485	572
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	200	213
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	200	225
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	124
Michigan GAN	5.000%	3/15/27	250	321
Michigan GO	5.250%	9/15/17 (Prere.)	245	258
Michigan Grant Anticipation Revenue	5.250%	9/15/17 (Prere.)	400	421
Michigan Trunk Line Revenue	5.500%	11/1/18	65	72
Michigan Trunk Line Revenue	5.000%	11/1/19	50	57
University of Michigan Revenue	5.000%	4/1/40	500	624
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	230	268
Wayne State University Michigan Revenue	5.000%	11/15/24 (4)	355	389
				9,317
Minnesota (0.8%)
Hennepin County MN Sales Tax Revenue	4.750%	12/15/33	190	201
Minnesota General Fund Revenue	5.000%	3/1/29	75	90
Minnesota GO	5.000%	8/1/16	500	500
Minnesota GO	5.000%	8/1/17	125	131
Minnesota GO	5.000%	8/1/17 (Prere.)	145	151
Minnesota GO	5.000%	8/1/19	200	226
Minnesota GO	5.000%	11/1/19	75	85
Minnesota GO	5.000%	8/1/20	500	584
Minnesota GO	5.000%	8/1/21	395	459
Minnesota GO	5.000%	8/1/22	160	186
Minnesota GO	5.000%	8/1/23	200	232
Minnesota GO	5.000%	8/1/23	305	384

Minnesota GO	5.000%	8/1/25	500	653
				3,882
Mississippi (0.3%)
Mississippi GO	5.000%	11/1/21	150	181
Mississippi GO	5.000%	10/1/36	855	1,010
				1,191
Missouri (0.4%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/28	100	109
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.125%	4/1/18 (Prere.)	300	322
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	591
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	50	62
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	6.000%	1/1/19 (Prere.)	115	130
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	148
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.500%	7/1/30 (14)	50	67
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	250	296
				1,725
Nebraska (0.4%)
Nebraska GO (Lincoln-West Haymarket Joint
Public Agency)	5.000%	12/15/42	50	59
Nebraska Public Power District Revenue	5.000%	1/1/40	880	1,028
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	150	177
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/38	175	193
Omaha NE Public Power District Electric
Revenue	5.250%	2/1/42	135	166
				1,623
Nevada (1.4%)
Clark County NV GO	5.000%	11/1/16 (Prere.)	90	91
Clark County NV GO	5.000%	11/1/24 (2)	135	137
Clark County NV GO	5.000%	6/1/38	295	317
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/17 (Prere.)	100	104
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/17 (Prere.)	200	208
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/39 (4)	115	129
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/42	110	124
Clark County NV School District GO	5.500%	6/15/17	100	104
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	245	260
Clark County NV School District GO	5.000%	6/15/18	720	779
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	320	346
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	920	995

Clark County NV School District GO	5.000%	6/15/20	250	270
Clark County NV School District GO	5.000%	6/15/21 (14)	125	133
Clark County NV School District GO	5.000%	6/15/22 (14)	75	80
Clark County NV School District GO	5.000%	6/15/22	50	54
Clark County NV School District GO	5.000%	6/15/23 (14)	325	347
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	155	193
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	160	198
Las Vegas NV GO	6.000%	4/1/19 (Prere.)	100	114
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	150	159
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	105	111
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	60	70
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	70	85
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	200	217
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	285	335
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	125	132
Nevada GO	5.000%	12/1/17 (Prere.)	100	106
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	100	106
Truckee Meadows NV Water Authority Water
Revenue	4.500%	7/1/30 (4)	200	207
				6,511
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/19 (Prere.)	365	412

New Jersey (5.0%)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	100	113
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.125%	11/1/16 (4)	150	152
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.125%	11/1/17 (4)	90	95
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	145	164
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	295	347
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	155	177
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	100	103
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	130	146
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	339
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16 (Prere.)	250	251
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/17 (ETM)	15	15
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	590	619
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (Prere.)	120	126

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	400	435
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	220	241
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/21	250	278
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	100	115
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	350	394
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	250	284
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	750	851
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	200	226
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	250	277
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	155	174
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	118
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/27	165	187
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	455	506
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	180	199
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	150	164
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	100	110
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	100	113
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	215	233
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	100	104
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	300	311
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/45	140	160
New Jersey Equipment Lease Purchase COP	5.000%	6/15/21	100	107
New Jersey GO	5.000%	6/1/20	300	340
New Jersey GO	5.000%	6/1/22	500	592
New Jersey GO	5.000%	6/1/28	125	151
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/38	55	59
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	100	111
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	12/15/25 (2)	245	257
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	100	111

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	250	274
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	150	163
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	460	503
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	350	388
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	400	406
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	440	448
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (4)	110	112
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	552
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	325	359
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	635	732
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	142
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	170	199
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	300	346
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	255	299
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	161
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	250	288
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	150	107
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/26 (2)	100	105
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/27 (2)	130	136
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	745	489
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	220	136
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	100	59
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	280	157
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	390	209
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	500	573
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	60	31
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	100	55
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	100	105

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	305	142
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	277
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	140	57
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	150	58
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	580	225
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.875%	12/15/38	150	165
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	250	276
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	155	58
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	100	36
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	370	400
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	315	344
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	150	171
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	200	242
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	180	236
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	170	205
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	100	120
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	100	122
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	400	482
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	115	139
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	255	308
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	515	604
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	100	108
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	435	509
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	150	178
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	105	106
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	352
				23,309
New Mexico (0.1%)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	350	364
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/18	125	135
				499
New York (19.7%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	625	720
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	62
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	605	617
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	415	424

Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	1,225	1,253
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	200	203
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	400	451
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	135	153
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	150	170
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	335	384
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/19 (Prere.)	300	339
Long Island NY Power Authority Electric System
Revenue	6.000%	5/1/19 (Prere.)	550	629
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/22 (4)	100	92
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/26 (4)	110	90
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	100	120
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/28 (4)	270	207
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	105	123
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/45	200	240
Nassau County NY GO	5.000%	4/1/39	250	296
Nassau County NY GO	5.000%	4/1/43	300	353
New York City NY GO	5.000%	8/1/16	500	500
New York City NY GO	5.250%	9/1/16	140	141
New York City NY GO	5.000%	8/1/17	100	105
New York City NY GO	5.000%	8/1/17	550	575
New York City NY GO	5.000%	8/1/17	285	298
New York City NY GO	5.000%	8/1/18	405	441
New York City NY GO	5.000%	8/1/18	500	544
New York City NY GO	5.000%	8/1/18	240	261
New York City NY GO	5.000%	8/1/18	500	544
New York City NY GO	5.000%	5/15/19 (Prere.)	15	17
New York City NY GO	5.000%	8/1/19	195	220
New York City NY GO	5.000%	8/1/19	100	100
New York City NY GO	5.000%	8/1/19	175	197
New York City NY GO	5.000%	8/1/19	120	135
New York City NY GO	4.000%	9/1/19	255	274
New York City NY GO	5.000%	8/1/20	210	236
New York City NY GO	5.000%	8/1/20	500	581
New York City NY GO	5.000%	8/1/20	310	360
New York City NY GO	5.000%	4/1/21	705	834
New York City NY GO	5.000%	8/1/21	125	141
New York City NY GO	5.000%	8/1/22	300	366
New York City NY GO	5.000%	8/1/22	60	73
New York City NY GO	5.000%	8/1/22	60	73
New York City NY GO	5.000%	8/1/22	120	146
New York City NY GO	5.000%	4/1/23	700	844
New York City NY GO	5.000%	8/1/23	125	141
New York City NY GO	5.000%	8/1/23	250	299

New York City NY GO	5.000%	8/1/24	435	552
New York City NY GO	5.000%	8/1/24	50	63
New York City NY GO	5.000%	8/1/24	500	635
New York City NY GO	5.000%	2/1/25	120	128
New York City NY GO	5.000%	8/1/25	140	178
New York City NY GO	5.000%	8/1/25	350	451
New York City NY GO	5.000%	8/1/25	170	212
New York City NY GO	5.000%	8/1/25	200	246
New York City NY GO	5.000%	4/1/26	100	107
New York City NY GO	5.000%	8/1/26	500	606
New York City NY GO	5.500%	11/15/26	100	111
New York City NY GO	5.000%	8/1/28	250	315
New York City NY GO	5.000%	10/1/28	225	273
New York City NY GO	5.000%	8/1/29	240	294
New York City NY GO	5.000%	3/1/30	100	121
New York City NY GO	5.000%	10/1/30	200	239
New York City NY GO	5.000%	5/15/31	230	255
New York City NY GO	5.000%	8/1/32	110	135
New York City NY GO	5.000%	10/1/32	185	220
New York City NY GO	4.000%	8/1/33	260	300
New York City NY IDA (Yankee Stadium)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	100	100
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.500%	3/1/39 (3)	50	50
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	100	100
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	565	567
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/17 (Prere.)	55	57
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/17 (Prere.)	85	88
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	15	16
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	240	285
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	170	194
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	120	146
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33 (14)	50	52
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	150	169
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	460	559
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/35	15	16
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/36 (4)	150	155
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	425	517

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	170	183
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/38	500	533
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	421
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	690	717
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39 (14)	60	62
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	300	366
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	100	122
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	120	136
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	115	134
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	740	875
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	65	77
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	555	648
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	400	481
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	100	111
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	427
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	915	1,080
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	299
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	300	358
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	200	248
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	295	374
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	165	208
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	215	270
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	160	191
New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	108
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	80	101
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/33	315	353
New York City NY Transitional Finance Authority
Building Aid Revenue	6.000%	7/15/33	280	310
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	102

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	117
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/39	245	274
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	175	211
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	350	370
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	200	228
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/22	450	536
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	215	259
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	194
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	197
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	125	155
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	200	257
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	100	128
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	150	183
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	50	61
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	200	249
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	100	122
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	233
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	150	186
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	122
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	475	591
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	400	464
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	320	387
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	100	124
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	2/1/35	300	310
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	305	354
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	500	619
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	200	246
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	85	102

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	165	200
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	60	71
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	500	615
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	480	557
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/40	750	921
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	200	242
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	600	717
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	100	121
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	120	126
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	80	84
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	100	106
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	75	82
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	250	253
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	150	171
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	300	341
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	120	144
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	275	336
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	100	124
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	200	227
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	316
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	475	574
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	181
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	315	319
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	190	225
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36 (4)	220	260
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	245	289
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	50	59
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	110

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	50	59
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	550	654
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	345	413
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	100	118
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	660	789
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	250	300
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	55	67
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	300	360
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	1,000	1,136
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	500	350
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	55	72
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	300	376
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.500%	11/15/28	205	232
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	410	488
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	250	294
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/45	250	303
New York State Dormitory Authority Revenue	5.250%	5/15/19 (2)	50	56
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/38	410	444
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	400	472
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	265	331
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	170	190
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.125%	7/1/19 (Prere.)	250	281
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	228
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	100	102
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17	100	103
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17 (Prere.)	200	206
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	260	278

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	100	107
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	60	69
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	180	212
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	145	172
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	400	475
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	125	148
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	100	120
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	350	426
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	124
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	303
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	250	323
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	140	181
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	180	228
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	65	82
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	350	421
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	123
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	400	481
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	185
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	155	182
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	235	291
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	500	605
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	290	351
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	105	127
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	300	351
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	3/15/17	500	515
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/17	100	103
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	246

New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	75	87
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	50	61
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	500	600
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/17	460	473
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	1,250	1,342
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	105	135
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	324
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	319
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	120	152
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	85	92
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/21	250	271
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.750%	6/15/32	100	104
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.500%	6/15/36	100	103
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	250	312
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	100	113
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/20	100	107
New York State Thruway Authority Revenue	5.000%	5/1/19	550	614
New York State Thruway Authority Revenue	5.000%	5/1/19 (4)	925	1,033
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	130	138
New York State Thruway Authority Revenue	5.000%	1/1/26	350	420
New York State Thruway Authority Revenue	5.000%	1/1/31	125	153
New York State Thruway Authority Revenue	5.000%	1/1/31	330	391
New York State Thruway Authority Revenue	4.000%	1/1/56	100	109
New York State Thruway Authority Revenue	5.250%	1/1/56	100	123
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	175	202
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	584
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/19 (2)	285	322
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	250	288
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	237
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	340	396

New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	60	72
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/18 (Prere.)	105	113
New York State Urban Development Corp.
Revenue	5.000%	1/1/18	150	159
New York State Urban Development Corp.
Revenue	5.500%	1/1/19	100	112
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	200	218
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	400	411
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	50	53
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	55	59
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	160
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	170	195
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	300	365
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	300	373
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	260	324
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	270	337
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	300	393
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	1,000	1,296
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	200	245
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	400	495
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	135
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	185	224
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	250	302
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	300	373
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	308
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18 (4)	100	106
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	310	344
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/20	75	88
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/21	60	72
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	100	129

Port Authority of New York & New Jersey
Revenue	5.000%	12/1/30	70	87
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/31	250	264
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	250	315
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	314
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	50	62
Port Authority of New York & New Jersey
Revenue	4.500%	11/15/34 (2)	85	89
Port Authority of New York & New Jersey
Revenue	5.000%	10/1/35	405	408
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/37 (4)	125	131
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/37	200	212
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/38	565	686
Port Authority of New York & New Jersey
Revenue	4.500%	9/15/39	100	111
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	250	307
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	300	364
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	360	405
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	311
Port Authority of New York & New Jersey
Revenue	6.125%	6/1/94	200	260
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	200	209
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	110	121
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	185	222
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	80	101
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	125	150
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	105	130
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	175	210
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	200	141
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	160	111
Triborough Bridge & Tunnel Authority New York
Revenue	4.750%	11/15/30	540	578
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	140	94
Triborough Bridge & Tunnel Authority New York
Revenue	3.000%	11/15/34	240	253

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	50	54
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	125	137
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	70	87
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/26	750	957
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	245	304
Utility Debt Securitization Authority New York
Revenue	3.000%	12/15/32	100	107
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	50	63
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	190
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	250	313
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	200	228
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	305	380
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	50	61
				91,071
North Carolina (1.5%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/18 (Prere.)	115	125
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/29	250	322
Charlotte NC COP	3.000%	6/1/22	200	204
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	300	360
Charlotte NC Water & Sewer System Revenue	4.750%	7/1/33	155	167
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	250	309
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	4.250%	7/1/42	255	256
North Carolina Capital Improvement Revenue	4.500%	5/1/28	425	479
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	145	160
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	370	468
North Carolina GAN	5.250%	3/1/20	125	139
North Carolina GAN PUT	4.000%	3/1/18	125	130
North Carolina GO	5.000%	9/1/16	100	100
North Carolina GO	5.000%	5/1/19	120	134
North Carolina GO	5.000%	5/1/20 (Prere.)	90	105
North Carolina GO	5.000%	5/1/20	200	232
North Carolina GO	5.000%	5/1/22	30	35
North Carolina GO	5.000%	5/1/22	500	613
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/17 (ETM)	600	612
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	230	254
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	55	60
North Carolina Revenue	5.000%	11/1/19	150	171

North Carolina Revenue	5.000%	5/1/22	400	487
North Carolina Revenue	5.000%	6/1/25	75	97
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/40	265	308
University of North Carolina University System
Revenue	5.000%	12/1/17 (Prere.)	300	318
Wake County NC GO	5.000%	3/1/22	200	244
				6,889
Ohio (1.3%)
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	105	114
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	325	377
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	150	166
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	210	238
Cleveland Heights OH City School District GO	4.500%	12/1/47	165	186
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	231
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	95	110
Columbus OH GO	5.000%	7/1/25	100	131
Columbus OH GO	5.000%	7/1/26	405	535
Columbus OH Sewer Revenue	5.000%	6/1/28	500	633
Franklin County OH GO	5.000%	12/1/17 (Prere.)	100	106
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	110	133
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	250	304
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	80	97
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	279
Ohio GO	5.000%	9/15/21	200	241
Ohio GO	5.000%	9/15/24	535	684
Ohio GO	5.000%	9/15/25	250	326
Ohio State University General Receipts
Revenue	4.000%	6/1/43	145	159
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	100	52
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	350	171
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	126
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	215	91
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	465	190
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	295	356
				6,036
Oklahoma (0.0%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	100	102

Oregon (0.6%)
North Clackamas County OR School District No.
12 GO	4.500%	6/15/17 (Prere.)	50	52
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/19 (Prere.)	700	780
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	500	630
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	400	502
Oregon GO	4.500%	8/1/32	65	67

Oregon GO (Veterans Welfare)	4.700%	6/1/41	175	197
Port of Portland OR International Airport
Revenue	5.500%	7/1/18 (Prere.)	50	55
Portland OR Sewer System Revenue	5.000%	3/1/35	120	137
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	500	517
				2,937
Pennsylvania (4.6%)
Allegheny County PA Airport Authority Revenue
(Pittsburgh International Airport)	5.000%	1/1/18 (4)	80	85
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	385	438
Allegheny County PA GO	5.000%	11/1/28	250	317
Allegheny County PA GO	5.000%	12/1/37	150	178
Chester County PA GO	5.000%	7/15/28	100	112
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	100	115
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	7/1/17 (Prere.)	125	130
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	200	231
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	125	141
Delaware Valley PA Regional Finance Authority
Revenue	5.600%	7/1/17 (2)	50	52
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/17	250	262
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	60	77
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	415	559
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	115	135
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/17	600	625
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/19	390	431
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	360	406
Pennsylvania GO	5.000%	3/1/17	100	103
Pennsylvania GO	5.000%	5/1/17	100	103
Pennsylvania GO	5.000%	6/1/18	500	539
Pennsylvania GO	5.000%	7/1/18	100	108
Pennsylvania GO	5.000%	7/1/18	125	135
Pennsylvania GO	5.000%	7/1/20	275	317
Pennsylvania GO	5.000%	7/1/22	100	120
Pennsylvania GO	5.000%	4/15/24	200	222
Pennsylvania GO	5.000%	11/15/24	190	225
Pennsylvania GO	5.000%	6/1/25	500	597
Pennsylvania GO	5.000%	4/1/26	635	765
Pennsylvania GO	5.000%	6/15/26	100	123
Pennsylvania GO	5.000%	3/15/27	750	921
Pennsylvania GO	5.000%	3/15/31	200	240
Pennsylvania GO	4.000%	6/15/32	395	435
Pennsylvania GO	5.000%	10/15/32	430	511

Pennsylvania GO	4.000%	3/15/34	200	218
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	11/1/17 (Prere.)	125	132
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	116
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/29	100	121
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	4.500%	6/1/32	540	547
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/33	135	137
Pennsylvania State University Revenue	5.000%	9/1/41	200	248
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	60
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	30	33
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	110	121
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	62
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	120	135
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10	11
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	100	114
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	6
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	74
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	310	369
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	24
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	110	133
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	110
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	60	68
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	375
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/28	120	141
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	200	253
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/30	35	40
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	200	269
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/34	520	621
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/35	165	192
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	595	660
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	510	644
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	570	638
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	50	55
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	60	66
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	85	102
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	155	173
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	140	156
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	297
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	225	267
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	289
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	175
Philadelphia PA Airport Revenue	5.000%	6/15/40	50	56
Philadelphia PA Gas Works Revenue	5.000%	10/1/32 (2)	285	298
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	375	424
Philadelphia PA GO	5.000%	8/1/16 (4)	155	155
Philadelphia PA GO	5.000%	7/15/38	495	578
Philadelphia PA Water & Waste Water Revenue	4.250%	11/1/31 (2)	70	73
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	230	273

Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	135	155
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	50	58
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	165	195
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/28	470	521
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	250	296
				21,114
Rhode Island (0.0%)
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/40	100	121

South Carolina (1.1%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	70	88
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	350	434
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	130
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/40	50	57
Greenville County SC School District GO	5.000%	12/1/27	110	112
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	480	533
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	100	111
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	90	100
South Carolina Public Service Authority
Revenue	5.000%	1/1/20 (Prere.)	250	285
South Carolina Public Service Authority
Revenue	4.000%	1/1/32	105	111
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	350	430
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	290	352
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	100	116
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	50	59
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	300	355
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	355	416
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	130	151
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	385	449
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	150	181
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	250	292
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	250	302

South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	125	146
				5,210
Tennessee (0.5%)
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	110	125
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/27	450	552
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	485	515
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/18	100	108
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/28	250	323
Tennessee GO	5.000%	8/1/18	490	534
Tennessee GO	5.000%	8/1/21	205	247
				2,404
Texas (10.5%)
Alamo TX Community College District GO	4.500%	8/15/33	100	104
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46	310	373
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/41	200	235
Central Texas Regional Mobility Authority
Revenue	6.000%	1/1/21 (Prere.)	100	122
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	275	339
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	300	356
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	118
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	185	230
Cypress-Fairbanks TX Independent School
District GO	4.500%	2/15/28	250	255
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/16 (Prere.)	145	147
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/18 (Prere.)	65	72
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	125	138
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	325	360
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	90	100
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/29 (2)	170	230
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/30 (2)	100	137
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/38	60	66
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	250	304
Dallas TX GO	5.000%	2/15/18	100	107
Dallas TX GO	5.000%	2/15/23	75	93
Dallas TX GO	5.000%	2/15/24	100	121
Dallas TX GO	5.000%	2/15/26	300	374

Dallas TX Independent School District GO	5.000%	8/15/24	250	320
Dallas TX Independent School District GO	5.000%	8/15/28	130	162
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/37	500	604
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/41	50	60
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	100	122
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	80	92
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	150	177
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/44	165	195
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/45	140	151
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	100	115
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	385	439
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/32	50	59
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/37	300	355
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	4.000%	3/1/46	300	323
Fort Bend TX Independent School District GO	5.000%	8/15/19	175	198
Fort Worth TX Independent School District GO	5.000%	2/15/34	300	339
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	325	389
Harris County TX Flood Control District Revenue	5.000%	10/1/34	865	998
Harris County TX Flood Control District Revenue	5.000%	10/1/39	100	115
Harris County TX GO	5.000%	10/1/16 (Prere.)	200	202
Harris County TX GO	5.750%	10/1/18 (Prere.)	350	388
Harris County TX GO	5.000%	10/1/23	205	239
Harris County TX GO	5.000%	8/15/28	250	320
Harris County TX GO	5.000%	10/1/28	500	636
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	100	118
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	230
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	175	90
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	68
Harris County TX Toll Road Revenue	4.500%	8/15/16 (Prere.)	250	250
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	525	572
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	150	169
Harris County TX Toll Road Revenue	5.000%	8/15/29	265	319
Houston TX Community College GO	5.000%	2/15/34	130	156
Houston TX Community College System GO	5.000%	2/15/33	415	498
Houston TX Community College System GO	5.000%	2/15/36	300	340
Houston TX GO	5.000%	3/1/18 (Prere.)	100	107
Houston TX GO	5.000%	3/1/18	300	321
Houston TX GO	5.250%	3/1/18 (Prere.)	310	332
Houston TX GO	5.000%	3/1/19 (Prere.)	90	100
Houston TX GO	5.000%	3/1/24	10	11
Houston TX GO	5.000%	3/1/24	500	595
Houston TX GO	5.000%	3/1/27	250	316
Houston TX GO	5.000%	3/1/28	500	628

Houston TX Higher Education Finance Corp.
Revenue (Rice University Project)	4.750%	11/15/17 (Prere.)	150	158
Houston TX Independent School District GO	5.000%	2/15/17 (Prere.)	200	205
Houston TX Independent School District GO
PUT	4.000%	6/1/17	500	514
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	100	106
Houston TX Utility System Revenue	5.000%	5/15/22	130	158
Houston TX Utility System Revenue	5.000%	5/15/24	250	316
Houston TX Utility System Revenue	5.250%	11/15/28	215	254
Houston TX Utility System Revenue	5.250%	11/15/29	160	189
Houston TX Utility System Revenue	5.000%	11/15/34	200	245
Houston TX Utility System Revenue	5.000%	11/15/36	125	148
Irving TX Combination Tax & Hotel Occupancy
Revenue GO	5.000%	8/15/39	150	165
Judson TX Independent School District	4.500%	2/1/35	200	204
Lake Travis TX Independent School District GO	5.000%	2/15/42	510	590
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/17 (Prere.)	100	102
Leander TX Independent School District GO	5.000%	8/15/26	400	499
Leander TX Independent School District GO	5.000%	8/15/40	380	465
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	100	111
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	325	360
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	125	139
Lewisville TX Independent School District GO	5.000%	8/15/20	400	465
Lewisville TX Independent School District GO	4.000%	8/15/26	400	478
Lone Star College System Texas GO	5.000%	8/15/38	70	76
Lower Colorado River Authority Texas Revenue	5.000%	5/15/21	125	144
Lower Colorado River Authority Texas Revenue	5.500%	5/15/33	30	34
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39	200	235
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	125	140
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/35 (13)	300	323
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/39	220	236
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40 (4)	100	113
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/41	275	312
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	130	152
North Harris County TX Regional Water
Authority Revenue	5.250%	12/15/33	425	471
North Texas Tollway Authority System Revenue	5.125%	1/1/18 (Prere.)	275	293
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	50	54
North Texas Tollway Authority System Revenue	5.750%	1/1/19 (Prere.)	950	1,066
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	100	113
North Texas Tollway Authority System Revenue	5.000%	1/1/21	105	122
North Texas Tollway Authority System Revenue	5.000%	1/1/27	100	122
North Texas Tollway Authority System Revenue	5.125%	1/1/28 (14)	5	5
North Texas Tollway Authority System Revenue	5.000%	1/1/30	200	240
North Texas Tollway Authority System Revenue	5.000%	1/1/30	25	31
North Texas Tollway Authority System Revenue	5.000%	9/1/31	185	218
North Texas Tollway Authority System Revenue	0.000%	1/1/32 (12)	155	98

North Texas Tollway Authority System Revenue	5.000%	9/1/32	270	318
North Texas Tollway Authority System Revenue	5.625%	1/1/33	5	5
North Texas Tollway Authority System Revenue	5.625%	1/1/33	10	11
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	200	115
North Texas Tollway Authority System Revenue	0.000%	1/1/38 (12)	100	52
North Texas Tollway Authority System Revenue	5.000%	1/1/38	500	594
North Texas Tollway Authority System Revenue	5.000%	1/1/40	895	1,049
North Texas Tollway Authority System Revenue	5.500%	9/1/41	220	263
North Texas Tollway Authority System Revenue	6.000%	1/1/43	160	190
North Texas Tollway Authority System Revenue	5.250%	1/1/44	25	27
North Texas Tollway Authority System Revenue
PUT	1.950%	1/1/19	500	510
Plano TX Independent School District GO	5.250%	2/15/18 (Prere.)	170	182
Port of Houston Authority of Harris County
Texas Tax Revenue	5.000%	10/1/35	100	116
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project)	5.000%	3/15/43	85	101
Round Rock TX Independent School District GO	5.000%	8/1/33	200	217
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/17	815	834
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	200	221
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	110	122
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	150	172
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	70	85
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	140	173
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/24	110	141
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	150	188
San Antonio TX GO	5.000%	2/1/20	200	229
San Antonio TX Independent School District GO	5.000%	2/15/24	100	127
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/33	140	153
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	77
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/42	615	663
San Antonio TX Water Revenue	4.500%	5/15/32 (14)	330	340
San Antonio TX Water Revenue	4.500%	5/15/37 (14)	80	82
San Jacinto TX Community College District GO	5.000%	2/15/39	775	853
Spring Branch TX Independent School District
GO	5.250%	2/1/17 (Prere.)	200	205
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	115	136
Texas GO	5.000%	10/1/16	200	202
Texas GO	5.000%	4/1/18 (Prere.)	115	123
Texas GO	5.000%	4/1/20	100	115
Texas GO	5.000%	10/1/20	500	586
Texas GO	5.000%	10/1/22	545	671
Texas GO	5.000%	10/1/27	145	183
Texas GO	5.000%	10/1/28	100	124
Texas GO	5.000%	4/1/30	100	107

Texas GO	5.000%	4/1/44	200	240
Texas GO	5.000%	10/1/44	820	992
Texas Municipal Power Agency Revenue	5.000%	9/1/40	170	194
Texas Public Finance Authority Revenue	5.000%	10/1/16	110	111
Texas Transportation Commission GO	5.000%	10/1/18	200	219
Texas Transportation Commission GO	5.000%	10/1/21	300	361
Texas Transportation Commission GO	5.000%	4/1/23	100	124
Texas Transportation Commission GO	5.000%	4/1/24	150	190
Texas Transportation Commission GO	5.000%	4/1/26	100	120
Texas Transportation Commission GO	5.000%	4/1/31	300	369
Texas Transportation Commission Mobility Fund
GO	5.000%	4/1/17 (Prere.)	105	108
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/28	55	70
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/29	50	63
Texas Transportation Commission Mobility Fund
GO	4.500%	4/1/35 (14)	200	205
Texas Transportation Commission Mobility Fund
GO	4.750%	4/1/37	330	351
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	300	309
Texas Transportation Commission Revenue	4.000%	10/1/18	190	204
Texas Transportation Commission Revenue	5.000%	4/1/20	345	398
Texas Transportation Commission Revenue	5.000%	4/1/21	230	273
Texas Transportation Commission Revenue	5.000%	10/1/22	150	185
Texas Transportation Commission Revenue	5.000%	10/1/24	90	115
Texas Transportation Commission Revenue	5.000%	10/1/25	235	306
Texas Transportation Commission Revenue	5.000%	10/1/26	50	66
Texas Transportation Commission Revenue	5.000%	4/1/34	100	121
Texas Transportation Commission Revenue	5.000%	8/15/41	100	116
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	800	940
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	260	308
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	400	466
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	95	85
Texas Water Development Board Revenue	5.000%	7/15/26	100	104
Texas Water Development Board Revenue	5.000%	10/15/30	100	126
Texas Water Development Board Revenue	5.000%	10/15/31	525	662
Texas Water Development Board Revenue	5.000%	10/15/45	400	488
Texas Water Financial Assistance GO	4.000%	8/1/41	100	111
University of Texas Permanent University Fund
Revenue	5.250%	7/1/30	55	76
University of Texas Permanent University Fund
Revenue	5.000%	7/1/41	300	362
University of Texas System Revenue Financing
System Revenue	5.375%	8/15/23	110	141
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	100	130
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	400	528
University of Texas System Revenue Financing
System Revenue	4.250%	8/15/36	100	102

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	450	538
				48,707
Utah (0.7%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	210	227
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	480	520
University of Utah Revenue	5.000%	8/1/32	135	164
Utah GO	5.000%	7/1/21 (Prere.)	250	299
Utah GO	5.000%	7/1/25	395	511
Utah Transit Authority Sales Tax Revenue	4.750%	6/15/18 (Prere.)	175	189
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	195	211
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	435
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	60	77
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	80	101
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	200	246
				2,980
Virginia (0.8%)
Arlington County VA GO	5.000%	8/1/22	240	296
Fairfax County VA Public Improvement GO	5.000%	10/1/16	400	403
Fairfax County VA Public Improvement GO	5.000%	4/1/21	350	417
Fairfax VA GO	4.000%	1/15/31	120	135
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	4/1/18 (Prere.)	85	91
Richmond VA Public Utility Revenue	5.000%	1/15/40	120	132
University of Virginia Revenue	5.000%	6/1/40	205	221
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	315	394
Virginia Commonwealth Transportation Board
Revenue	4.500%	5/15/36	50	57
Virginia GO	5.000%	6/1/19	200	225
Virginia GO	5.000%	6/1/26	250	324
Virginia GO	5.000%	6/1/27	85	110
Virginia Public School Authority Revenue	5.000%	8/1/22	240	294
Virginia Public School Authority Revenue	5.000%	8/1/23	205	252
Virginia Public School Authority Revenue	5.000%	8/1/25	200	259
				3,610
Washington (2.3%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	200	252
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	100	125
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	250	306
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	650	705
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	260	292
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	100	123
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	300	325
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	250	324
King County WA Sewer Revenue	5.000%	1/1/19 (Prere.)	550	609

King County WA Sewer Revenue	5.125%	1/1/37	65	76
King County WA Sewer Revenue	5.000%	1/1/45	125	142
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.250%	7/1/18	125	136
Port of Seattle WA Revenue	5.000%	2/1/30	250	311
Port of Seattle WA Revenue	5.000%	8/1/31	100	119
Port of Tacoma WA GO	5.000%	12/1/38 (4)	115	124
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	75	86
University of Washington Revenue	3.125%	7/1/42	215	218
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	235	293
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	111
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	248
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	500	609
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	200	232
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	100	119
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	90	109
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/24	70	85
Washington GO	5.000%	7/1/17	200	208
Washington GO	5.000%	1/1/18 (Prere.)	195	207
Washington GO	5.000%	1/1/18 (Prere.)	100	106
Washington GO	5.000%	1/1/18 (Prere.)	65	69
Washington GO	5.000%	1/1/18	530	563
Washington GO	5.000%	7/1/18	100	108
Washington GO	5.000%	7/1/18 (Prere.)	80	87
Washington GO	5.000%	7/1/18 (Prere.)	170	184
Washington GO	5.000%	7/1/18	150	163
Washington GO	5.000%	2/1/19 (Prere.)	60	67
Washington GO	5.000%	1/1/20	175	200
Washington GO	5.000%	1/1/21	150	177
Washington GO	4.000%	7/1/26	350	389
Washington GO	3.000%	7/1/29	275	282
Washington GO	5.000%	7/1/32	100	125
Washington GO	5.000%	7/1/32	100	123
Washington GO	5.000%	7/1/33	275	337
Washington GO	5.000%	7/1/33	500	622
Washington GO	5.000%	8/1/34	250	288
Washington GO	5.000%	7/1/18 (Prere.)	100	108
				10,492
West Virginia (0.0%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/40	50	57

Wisconsin (1.0%)
Wisconsin Annual Appropriation Revenue	5.750%	5/1/29	100	113
Wisconsin GO	5.000%	5/1/19 (2)	175	196
Wisconsin GO	5.000%	11/1/20	60	71
Wisconsin GO	5.000%	11/1/20	500	588
Wisconsin GO	5.000%	11/1/21	200	241
Wisconsin GO	5.000%	11/1/22	300	369
Wisconsin GO	5.000%	11/1/22	250	300
Wisconsin GO	5.000%	11/1/23	205	258
Wisconsin GO	5.000%	11/1/29	500	638
Wisconsin GO	5.000%	5/1/35	520	626
Wisconsin GO	6.000%	5/1/36	450	511

Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/41	245	292
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/37	290	342
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	90	101
				4,646
Wyoming (0.1%)
Campbell County WY Solid Waste Facilities
Revenue(Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	225	254

Total Tax-Exempt Municipal Bonds (Cost $440,589)				451,179
			Shares
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
1 Vanguard Municipal Cash Management Fund
(Cost $14,897)	0.414%		14,896,959	14,897

Total Investments (100.8%) (Cost $455,486)				466,076
Other Assets and Liabilities-Net (-0.8%)				(3,528)
Net Assets (100%)				462,548
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

Tax-Exempt Bond Index Fund

(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

Tax-Exempt Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	451,179	—
Temporary Cash Investments	14,897	—	—
Total	14,897	451,179	—

C. At July 31, 2016, the cost of investment securities for tax purposes was $455,486,000. Net unrealized appreciation of investment securities for tax purposes was $10,590,000, consisting of unrealized gains of $10,671,000 on securities that had risen in value since their purchase and $81,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 16, 2016
VANGUARD MUNICIPAL BOND FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 16, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.